                                SEMIANNUAL REPORT


THE PHOENIX
    EDGE
      SERIES FUND

      JUNE 30, 2001




      [PHOENIX LOGO] WEALTH MANAGEMENT(SM)

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Phoenix-Aberdeen International Series.....................................    2

Phoenix-Aberdeen New Asia Series..........................................    7

Phoenix-Deutsche Dow 30 Series............................................   11

Phoenix-Deutsche Nasdaq-100 Index-Registered Trademark- Series............   14

Phoenix-Duff & Phelps Real Estate Securities Series.......................   18

Phoenix-Engemann Capital Growth Series....................................   21

Phoenix-Engemann Nifty Fifty Series.......................................   25

Phoenix-Engemann Small & Mid-Cap Growth Series............................   28

Phoenix-Federated U.S. Government Bond Series.............................   32

Phoenix-Goodwin Money Market Series.......................................   35

Phoenix-Goodwin Multi-Sector Fixed Income Series..........................   39

Phoenix-Hollister Value Equity Series.....................................   44

Phoenix-J.P. Morgan Research Enhanced Index Series........................   48

Phoenix-Janus Equity Income Series........................................   55

Phoenix-Janus Flexible Income Series......................................   59

Phoenix-Janus Growth Series...............................................   63

Phoenix-Morgan Stanley Focus Equity Series................................   66

Phoenix-Oakhurst Balanced Series..........................................   69

Phoenix-Oakhurst Growth and Income Series.................................   75

Phoenix-Oakhurst Strategic Allocation Series..............................   80

Phoenix-Sanford Bernstein Global Value Series.............................   86

Phoenix-Sanford Bernstein Mid-Cap Value Series............................   93

Phoenix-Sanford Bernstein Small-Cap Value Series..........................   97

Phoenix-Seneca Mid-Cap Growth Series......................................  101

Phoenix-Seneca Strategic Theme Series.....................................  104

Notes to Financial Statements.............................................  107

     Not FDIC Insured           No Bank Guarantee           May Lose Value

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)


                                                SHARES       VALUE
                                              ----------  ------------
FOREIGN COMMON STOCKS--98.8%
AUSTRALIA--1.4%
  QBE Insurance Group Ltd. (Insurance
    (Property-Casualty))....................    440,000   $  2,640,353

BELGIUM--1.0%
  Groupe Bruxelles Lambert SA (Manufacturing
    (Diversified))..........................     34,600      1,939,081

BRAZIL--1.6%
  Tele Norte Leste Participacoes SA ADR
    (Telecommunications (Long Distance))....     86,000      1,312,360
  Unibanco-Uniao de Bancos Brasileiros SA
    GDR (Banks (Money Center))..............     65,250      1,660,612
                                                          ------------
                                                             2,972,972
                                                          ------------
DENMARK--2.2%
  Danske Bank A/S (Banks (Money Center))....    226,841      4,075,736
FINLAND--2.8%
  Nokia Oyj Class A (Communications
    Equipment)..............................    130,100      2,948,408
  Stora Enso Oyj (Paper & Forest
    Products)...............................    204,000      2,210,558
                                                          ------------
                                                             5,158,966
                                                          ------------
FRANCE--9.2%
  Assurances Generales de France (Insurance
    (Multi-Line))...........................     33,809      1,880,440
  Aventis SA (Health Care (Drugs-Major
    Pharmaceuticals)).......................     54,067      4,316,242
  Cap Gemini SA (Computers (Software &
    Services))..............................     10,080        733,873
  Club Mediterranee SA (Lodging-Hotels).....     32,291      1,780,975
  Havas Advertising SA (Services
    (Advertising/ Marketing))...............    209,940      2,310,470
  L'Oreal SA (Household Products
    (Non-Durable))..........................     34,360      2,217,966
  Pechiney SA Class A (Containers &
    Packaging (Paper))......................     48,180      2,447,259
  Schneider Electric SA (Electrical
    Equipment)..............................     27,440      1,516,908
                                                          ------------
                                                            17,204,133
                                                          ------------
GERMANY--2.6%
  Allianz AG Registered Shares (Insurance
    (Multi-Line))...........................      8,500      2,494,794
  Bayerische Motoren Werke AG
    (Automobiles)...........................     35,000      1,152,602
  Deutsche Bank AG Registered Shares (Banks
    (Money Center)).........................     16,337      1,167,284
                                                          ------------
                                                             4,814,680
                                                          ------------
HONG KONG--2.5%
  Giordano International Ltd. (Retail
    (Specialty-Apparel))....................  4,032,000      2,093,638
  Swire Pacific Ltd. Class B (Manufacturing
    (Diversified))..........................  3,500,000      2,512,940
                                                          ------------
                                                             4,606,578
                                                          ------------
INDIA--0.6%
  Videsh Sanchar Nigam Ltd. ADR
    (Telecommunications (Long
    Distance)) (b)..........................     90,000      1,206,000

ITALY--3.1%
  Eni SPA (Oil (Domestic
    Integrated)) (b)........................    237,596      2,896,433
  San Paolo-IMI SPA (Banks (Money
    Center))................................    227,533      2,916,299
                                                          ------------
                                                             5,812,732
                                                          ------------
JAPAN--18.6%
  Fuji Photo Film Co., Ltd. (Leisure Time
    (Products)).............................     65,000      2,803,980
  Fujikura Ltd. (Electrical Equipment)......    340,000      2,071,914
  Honda Motor Co., Ltd. (Automobiles).......     54,000      2,372,759
  Japan Telecom Co. Ltd. (Telecommunications
    (Long Distance))........................      1,170      2,429,769

                                                SHARES       VALUE
                                              ----------  ------------
JAPAN--CONTINUED
  Kao Corp. (Household Products
    (Non-Durable))..........................    105,000   $  2,609,938
  Mabuchi Motor Co., Ltd. (Electrical
    Equipment)..............................     26,000      2,664,302
  Murata Manufacturing Co., Ltd. (Electrical
    Equipment)..............................     29,500      1,960,902
  NTT DoCoMo, Inc. (Telecommunications
    (Cellular/ Wireless))...................        120      2,087,951
  Olympus Optical Co., Ltd. (Health Care
    (Medical Products & Supplies))..........    170,000      2,723,477
  Rohm Co., Ltd. (Electronics
    (Semiconductors)).......................     13,500      2,097,813
  Shin-Etsu Chemical Co., Ltd. (Chemicals
    (Specialty))............................     68,000      2,497,202
  Terumo Corp (Health Care (Medical Products
    & Supplies))............................     97,200      1,784,765
  UFJ Holdings, Inc. (Banks (Money
    Center)) (b)............................        425      2,286,603
  Uni-Charm Corp. (Household Products (Non-
    Durable))...............................     55,500      1,797,851
  Yamanouchi Pharmaceutical Co., Ltd.
    (Health Care (Diversified)).............     90,000      2,525,747
                                                          ------------
                                                            34,714,973
                                                          ------------
MEXICO--0.5%
  Telefonos de Mexico SA de C.V. ADR Series
    L (Telecommunications (Long
    Distance))..............................     28,500      1,000,065

NETHERLANDS--11.1%
  ASML Holding NV (Equipment
    (Semiconductors)) (b)...................     63,179      1,416,826
  Buhrmann NV (Distributors (Food &
    Health))................................    128,700      1,213,740
  DSM NV (Chemicals (Specialty))............     59,800      2,080,678
  Gucci Group NV (Textiles (Apparel)).......     28,092      2,315,157
  IHC Caland NV (Oil & Gas (Drilling &
    Equipment)).............................     47,333      2,384,201
  ING Groep NV (Financial (Diversified))....     42,000      2,744,912
  Koninklijke (Royal) Philips Electronics NV
    (Electronics (Component
    Distributors))..........................     91,970      2,437,761
  Royal Dutch Petroleum Co. (Oil (Domestic
    Integrated))............................     62,241      3,581,950
  TNT Post Group NV (Air Freight)...........    122,180      2,549,640
                                                          ------------
                                                            20,724,865
                                                          ------------
SINGAPORE--1.9%
  Oversea-Chinese Banking Corp., Ltd. (Banks
    (Major Regional)).......................    280,000      1,828,810
  Singapore Airlines Ltd. (Airlines)........    240,000      1,659,760
                                                          ------------
                                                             3,488,570
                                                          ------------
SOUTH AFRICA--0.4%
  MIH Ltd. (Broadcasting (Television, Radio
    & Cable)) (b)...........................     46,000        655,500
  RMB Holdings Ltd. (Financial
    (Diversified))..........................          3              5
                                                          ------------
                                                               655,505
                                                          ------------
SOUTH KOREA--0.7%
  Korea Telecom Corp. ADR
    (Telecommunications (Long Distance))....     59,800      1,314,404

SPAIN--6.9%
  Altadis SA (Tobacco)......................    270,855      3,861,364
  Grupo Dragados SA (Engineering &
    Construction)...........................    168,000      2,112,018
  Telefonica SA (Telecommunications (Long
    Distance)) (b)..........................    257,167      3,169,848
  Terra Networks SA (Computers
    (Networking)) (b).......................    102,036        747,191
  Union Fenosa SA (Electric Companies)......    160,647      2,998,769
                                                          ------------
                                                            12,889,190
                                                          ------------
SWEDEN--4.4%
  Assa Abloy AB Class B (Machinery
    (Diversified))..........................    151,691      2,167,010
  Skandia Forsakrings AB (Insurance
    (Life/Health))..........................    275,000      2,526,408

                       See Notes to Financial Statements

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES

                                                SHARES       VALUE
                                              ----------  ------------
SWEDEN--CONTINUED
  Svenska Handelsbanken AB Class A (Banks
    (Money Center)).........................    246,013   $  3,514,465
                                                          ------------
                                                             8,207,883
                                                          ------------
SWITZERLAND--5.9%
  Adecco SA Registered Shares (Services
    (Employment))...........................     34,000      1,600,356
  Credit Suisse Group Registered Shares
    (Banks (Money Center))..................     17,970      2,954,425
  Nestle AG Registered Shares (Foods).......     17,030      3,619,473
  Swiss Re Registered Shares (Insurance
    (Property-Casualty))....................      1,463      2,923,802
                                                          ------------
                                                            11,098,056
                                                          ------------
UNITED KINGDOM--21.4%
  3i Group PLC (Investment
    Banking/Brokerage)......................    122,000      1,829,065
  Anglo American PLC (Metals Mining)........    110,000      1,647,610
  Barclays PLC (Banks (Major Regional)).....     67,000      2,054,203
  BP PLC (Oil (Domestic Integrated))........    570,000      4,685,667
  CMG PLC (Computers (Software &
    Services))..............................    260,807      1,192,271
  Dixons Group PLC (Retail (Computers &
    Electronics))...........................    500,000      1,638,468
  FirstGroup PLC (Services (Commercial &
    Consumer))..............................    246,000      1,252,437
  GlaxoSmithKline PLC (Health Care
    (Drugs-Major Pharmaceuticals))..........    130,000      3,656,667
  HSBC Holdings PLC (Financial
    (Diversified))..........................    321,000      3,803,531
  Logica PLC (Services (Data Processing))...    130,000      1,577,852
  Manchester United PLC (Entertainment).....    271,430        569,750
  Marconi PLC (Aerospace/Defense)...........    310,000      1,103,048
  Prudential PLC (Insurance
    (Life/Health))..........................    160,000      1,937,471
  Reuters Group PLC (Publishing)............    135,000      1,752,458
  Royal Bank of Scotland Group PLC (Banks
    (Major Regional)).......................     90,000      1,983,461

                                                SHARES       VALUE
                                              ----------  ------------
UNITED KINGDOM--CONTINUED
  Schroders PLC (Investment
    Banking/Brokerage)......................     80,000   $    919,792
  Serco Group PLC (Services (Commercial &
    Consumer))..............................    260,000      1,426,100
  Shire Pharmaceuticals Group PLC (Health
    Care (Diversified)) (b).................    166,500      3,030,125
  Vodafone Group PLC (Telecommunications
    (Cellular/ Wireless))...................  1,750,000      3,876,419
                                                          ------------
                                                            39,936,395
                                                          ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $204,315,016)........................   184,461,137
                                                          ------------
TOTAL LONG-TERM INVESTMENTS--98.8%
  (Identified cost $204,315,016)........................   184,461,137
                                                          ------------

                                                       STANDARD      PAR
                                                       & POOR'S     VALUE
                                                        RATING      (000)
                                                       ---------  ----------
SHORT-TERM OBLIGATIONS--1.2%
COMMERCIAL PAPER--1.2%
  Honeywell International 4.15%, 7/2/01..............  A-1        $   2,295      2,294,736
                                                                              ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,294,735)..............................................     2,294,736
                                                                              ------------
TOTAL INVESTMENTS--100.0%
  (Identified cost $206,609,751)............................................   186,755,873(a)
  Other assets and liabilities, net--0.0%...................................        72,240
                                                                              ------------
NET ASSETS--100.0%..........................................................  $186,828,113
                                                                              ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $11,067,170 and gross depreciation of $30,928,075 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $206,616,778.
(b)  Non-income producing.

                       See Notes to Financial Statements

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES

                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

          Aerospace/Defense.................................   0.6%
          Air Freight.......................................   1.4
          Airlines..........................................   0.9
          Automobiles.......................................   1.9
          Banks (Major Regional)............................   3.2
          Banks (Money Center)..............................  10.1
          Broadcasting (Television, Radio & Cable)..........   0.4
          Chemicals (Specialty).............................   2.5
          Communications Equipment..........................   1.6
          Computers (Networking)............................   0.4
          Computers (Software & Services)...................   1.0
          Containers & Packaging (Paper)....................   1.3
          Distributors (Food & Health)......................   0.7
          Electric Companies................................   1.6
          Electrical Equipment..............................   4.4
          Electronics (Component Distributors)..............   1.3
          Electronics (Semiconductors)......................   1.1
          Engineering & Construction........................   1.1
          Entertainment.....................................   0.3
          Equipment (Semiconductors)........................   0.8
          Financial (Diversified)...........................   3.6
          Foods.............................................   2.0
          Health Care (Diversified).........................   3.0
          Health Care (Drugs-Major Pharmaceuticals).........   4.3
          Health Care (Medical Products & Supplies).........   2.4
          Household Products (Non-Durable)..................   3.6
          Insurance (Life/Health)...........................   2.4
          Insurance (Multi-Line)............................   2.4
          Insurance (Property-Casualty).....................   3.0
          Investment Banking/Brokerage......................   1.5
          Leisure Time (Products)...........................   1.5
          Lodging-Hotels....................................   1.0
          Machinery (Diversified)...........................   1.2
          Manufacturing (Diversified).......................   2.4
          Metals Mining.....................................   0.9
          Oil & Gas (Drilling & Equipment)..................   1.3
          Oil (Domestic Integrated).........................   6.1
          Paper & Forest Products...........................   1.2
          Publishing........................................   1.0
          Retail (Computers & Electronics)..................   0.9
          Retail (Specialty-Apparel)........................   1.1
          Services (Advertising/Marketing)..................   1.2
          Services (Commercial & Consumer)..................   1.4
          Services (Data Processing)........................   0.9
          Services (Employment).............................   0.9
          Telecommunications (Cellular/Wireless)............   3.2
          Telecommunications (Long Distance)................   5.7
          Textiles (Apparel)................................   1.2
          Tobacco...........................................   2.1
                                                              ----
                                                              100.0%
                                                              ====

                       See Notes to Financial Statements

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $206,609,751).............................................  $ 186,755,873
Foreign currency at value (identified cost $99,160).........         98,333
Receivables
  Investment Securities Sold................................      3,353,057
  Tax reclaim...............................................        226,303
  Dividends and interest....................................        166,073
  Fund shares sold..........................................         88,948
                                                              -------------
    Total assets............................................    190,688,587
                                                              -------------
LIABILITIES
Cash overdraft..............................................         12,814
Payables
  Investment securities purchased...........................      2,272,653
  Fund shares repurchased...................................      1,205,440
  Investment advisory fee...................................        119,611
  Financial agent fee.......................................         16,973
  Trustees' fee.............................................          2,169
Accrued expenses............................................        230,814
                                                              -------------
    Total liabilities.......................................      3,860,474
                                                              -------------
NET ASSETS..................................................  $ 186,828,113
                                                              =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $ 227,885,955
  Undistributed net investment income.......................         61,206
  Accumulated net realized loss.............................    (21,261,388)
  Net unrealized depreciation...............................    (19,857,660)
                                                              -------------
NET ASSETS..................................................  $ 186,828,113
                                                              =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................     17,654,165
                                                              =============
Net asset value and offering price per share................  $       10.58
                                                              =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $    2,421,703
  Interest..................................................         118,731
  Foreign taxes withheld....................................        (247,526)
                                                              --------------
    Total investment income.................................       2,292,908
                                                              --------------
EXPENSES
  Investment advisory fee...................................         785,243
  Financial agent fee.......................................         103,654
  Custodian.................................................         112,017
  Printing..................................................          64,471
  Professional..............................................          13,973
  Trustees..................................................           4,223
  Miscellaneous.............................................           5,204
                                                              --------------
    Total expenses..........................................       1,088,785
                                                              --------------
NET INVESTMENT INCOME.......................................       1,204,123
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................     (21,013,757)
  Net realized loss on foreign currency transactions........        (154,076)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................     (20,826,622)
  Net change in unrealized appreciation (depreciation) on
    foreign currency and foreign currency transactions......           2,868
                                                              --------------
NET LOSS ON INVESTMENTS.....................................     (41,991,587)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  (40,787,464)
                                                              ==============

                       See Notes to Financial Statements

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                    ENDED
                                                                   6/30/01          YEAR ENDED
                                                                 (UNAUDITED)         12/31/00
                                                              -----------------  ----------------
FROM OPERATIONS
  Net investment income (loss)..............................    $  1,204,123       $  1,456,728
  Net realized gain (loss)..................................     (21,167,833)        19,976,599
  Net change in unrealized appreciation (depreciation)......     (20,823,754)       (65,850,375)
                                                                ------------       ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................     (40,787,464)       (44,417,048)
                                                                ------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................              --            (10,210)
  Net realized gains........................................      (5,160,617)       (19,858,699)
  In excess of net investment income........................              --         (1,078,925)
                                                                ------------       ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................      (5,160,617)       (20,947,834)
                                                                ------------       ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (7,269,623 and 10,617,484
    shares, respectively)...................................      88,179,175        165,343,109
  Net asset value of shares issued from reinvestment of
    distributions (492,572 and 1,515,915 shares,
    respectively)...........................................       5,160,617         20,947,834
  Cost of shares repurchased (7,741,847 and 11,896,749
    shares, respectively)...................................     (94,172,844)      (186,289,552)
                                                                ------------       ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................        (833,052)             1,391
                                                                ------------       ------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................     (46,781,133)       (65,363,491)
NET ASSETS
  Beginning of period.......................................     233,609,246        298,972,737
                                                                ------------       ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) AND DISTRIBUTIONS IN EXCESS OF NET
    INVESTMENT INCOME OF $61,206 AND ($1,142,917),
    RESPECTIVELY)...........................................    $186,828,113       $233,609,246
                                                                ============       ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                        SIX MONTHS
                                           ENDED                          YEAR ENDED DECEMBER 31,
                                          6/30/01      -------------------------------------------------------------
                                        (UNAUDITED)      2000         1999         1998         1997         1996
                                        -----------    ---------    ---------    ---------    ---------    ---------
Net asset value, beginning of
  period............................     $  13.25      $  17.19     $  15.46     $  14.53     $  14.52     $  12.70
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)......         0.07          0.08         0.23         0.12(1)      0.12(1)      0.11(1)
  Net realized and unrealized gain
    (loss)..........................        (2.44)        (2.77)        4.13         3.94         1.61         2.25
                                         --------      --------     --------     --------     --------     --------
    TOTAL FROM INVESTMENT
      OPERATIONS....................        (2.37)        (2.69)        4.36         4.06         1.73         2.36
                                         --------      --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income..........................           --            --(2)     (0.25)          --        (0.22)       (0.19)
  Dividends from net realized
    gains...........................        (0.30)        (1.19)       (2.24)       (3.13)       (1.50)       (0.33)
  In excess of net investment
    income..........................           --         (0.06)       (0.14)          --           --        (0.02)
                                         --------      --------     --------     --------     --------     --------
    TOTAL DISTRIBUTIONS.............        (0.30)        (1.25)       (2.63)       (3.13)       (1.72)       (0.54)
                                         --------      --------     --------     --------     --------     --------
CHANGE IN NET ASSET VALUE...........        (2.67)        (3.94)        1.73         0.93         0.01         1.82
                                         --------      --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD......     $  10.58      $  13.25     $  17.19     $  15.46     $  14.53     $  14.52
                                         ========      ========     ========     ========     ========     ========
Total return........................       (17.82)%(4)   (15.81)%      29.49%       27.92%       12.04%       18.65%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands).......................     $186,828      $233,609     $298,973     $241,915     $194,108     $172,668
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses................         1.04%(3)      1.02%        1.01%        0.98%        1.01%        1.04%
  Net investment income.............         1.15%(3)      0.54%        0.81%        0.72%        0.72%        0.80%
Portfolio turnover rate.............           50%(4)        94%          79%          93%         184%         142%

(1) Computed using average shares outstanding.
(2) Amount is less than $0.01.
(3) Annualized.
(4) Not annualized.

                       See Notes to Financial Statements

                        PHOENIX-ABERDEEN NEW ASIA SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)


                                                          SHARES       VALUE
                                                        ----------  ------------
FOREIGN COMMON STOCKS--81.1%
AUSTRALIA--9.1%
  BRL Hardy Ltd. (Beverages (Alcoholic))..............     80,000   $   424,782
  Leighton Holdings Ltd. (Engineering &
    Construction).....................................     58,100       246,503
  Pacifica Group Ltd. (Auto Parts & Equipment)........     52,080        93,915
  QBE Insurance Group Ltd. (Insurance (Property-
    Casualty))........................................     55,000       330,044
  Rio Tinto Ltd. (Metals Mining)......................     15,000       260,204
                                                                    -----------
                                                                      1,355,448
                                                                    -----------
CHINA--1.2%
  PetroChina Co. Ltd. (Oil (Domestic Integrated)).....    900,000       186,932

HONG KONG--12.3%
  Asia Satellite Telecom Holdings Ltd. (Telephone)....    100,000       173,085
  Dah Sing Financial Group (Banks (Major Regional))...     65,000       335,849
  Giordano International Ltd. (Retail
    (Specialty-Apparel))..............................  1,000,000       519,256
  MTR Corp. Ltd. (Railroads)..........................    110,000       188,278
  Swire Pacific Ltd. Class B (Manufacturing
    (Diversified))....................................    600,000       430,790
  Wing Hang Bank Ltd. (Banks (Major Regional))........     50,000       190,714
                                                                    -----------
                                                                      1,837,972
                                                                    -----------
INDIA--8.3%
  Bharat Petroleum Corporation Ltd. (Oil & Gas
    (Refining & Marketing))...........................     72,000       287,612
  Gas Authority of India Ltd. GDR (Oil & Gas
    (Refining & Marketing))...........................     50,000       433,750
  ICICI Ltd. 144A ADR (Banks (Major Regional))........     20,000       184,000
  Videsh Sanchar Nigam Ltd. ADR (Telecommunications
    (Long Distance)) (b)..............................     25,000       335,000
                                                                    -----------
                                                                      1,240,362
                                                                    -----------
INDONESIA--3.3%
  PT Gudang Garam TBK (Tobacco).......................    165,000       191,227
  PT Unilever Indonesia TBK (Household Products (Non-
    Durable)).........................................    200,000       309,054
                                                                    -----------
                                                                        500,281
                                                                    -----------
MALAYSIA--7.2%
  Carlsberg Brewery Malaysia Berhad (Beverages
    (Alcoholic))......................................     89,000       211,970
  Malaysian Oxygen Berhad (Chemicals (Specialty)).....    125,000       328,961
  Public Bank Berhad (Banks (Major Regional)).........    390,000       267,880
  Sime UEP Properties Berhad (Homebuilding)...........    250,000       272,380
                                                                    -----------
                                                                      1,081,191
                                                                    -----------
PHILIPPINES--3.1%
  Ayala Land, Inc. (Financial (Diversified))..........  1,250,000       126,376
  Bank of The Philippine Islands (Banks (Major
    Regional))........................................    118,750       165,361
  La Tondena Distillers, Inc. (Beverages
    (Alcoholic))......................................    331,400       170,684
                                                                    -----------
                                                                        462,421
                                                                    -----------
SINGAPORE--17.0%
  City Developments Ltd. (Financial (Diversified))....     90,000       348,253
  Oversea-Chinese Banking Corp. Ltd. (Banks (Major
    Regional))........................................     50,000       326,573
  Overseas Union Bank Ltd. (Banks (Major Regional))...     60,000       311,205
  Robinson & Co., Ltd. (Retail (Department Stores))...    146,000       352,589
  Singapore Airlines Ltd. (Airlines)..................     65,000       449,518
  SMRT Corp. Ltd. (Railroads).........................    680,000       313,510
  United Overseas Bank Ltd. (Banks (Major
    Regional))........................................     70,200       443,097
                                                                    -----------
                                                                      2,544,745
                                                                    -----------
SOUTH KOREA--6.4%
  H&CB (Banks (Major Regional)).......................     14,000       313,275

                                                          SHARES       VALUE
                                                        ----------  ------------
SOUTH KOREA--CONTINUED
  Korea Telecom Corp. (Telecommunications (Long
    Distance))........................................     10,000   $   399,861
  Pohang Iron & Steel Co., Ltd. (Iron & Steel)........      3,000       239,916
                                                                    -----------
                                                                        953,052
                                                                    -----------
SRI LANKA--1.2%
  John Keells Holdings Ltd. (Beverages (Alcoholic))...    262,500        98,345
  National Development Bank Ltd. (Banks (Major
    Regional))........................................    210,000        85,618
                                                                    -----------
                                                                        183,963
                                                                    -----------
TAIWAN--6.1%
  Bank Sinopac (Banks (Major Regional)) (b)...........    566,500       261,623
  Fubon Insurance Co. (Insurance
    (Property-Casualty))..............................    303,000       250,822
  Standard Foods Taiwan Ltd. GDR (Foods)..............     52,447        64,248
  Taiwan Cellular Corp. (Telecommunications (Cellular/
    Wireless)) (b)....................................    159,000       207,358
  Taiwan Secom (Services (Commercial & Consumer)).....    146,250       130,835
                                                                    -----------
                                                                        914,886
                                                                    -----------
THAILAND--4.7%
  Hana Microelectronics Public Co., Ltd. (Electrical
    Equipment)........................................    130,800       203,660
  Phatra Insurance Public Co., Ltd. (Insurance
    (Property-Casualty))..............................     71,600       135,994
  PTT Exploration and Production Public Co. Ltd.
    (Oil & Gas (Exploration & Production))............     85,000       234,660
  Siam Makro Public Co. (Retail (Food Chains))........    122,800       135,606
                                                                    -----------
                                                                        709,920
                                                                    -----------
UNITED KINGDOM--1.2%
  Rowe Evans Investments Group PLC (Agricultural
    Products).........................................    200,000       182,833
                                                                    -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $14,170,124)...................................   12,154,006
                                                                    -----------
FOREIGN PREFERRED STOCKS--2.0%
SOUTH KOREA--2.0%
  Samsung Electronics Co. Ltd. (Electronics
    (Semiconductors)).................................      4,750       294,032
                                                                    -----------
TOTAL FOREIGN PREFERRED STOCKS
  (Identified cost $444,699)......................................      294,032
                                                                    -----------
TOTAL LONG-TERM INVESTMENTS--83.1%
  (Identified cost $14,614,823)...................................   12,448,038
                                                                    -----------

                                                 STANDARD    PAR
                                                 & POOR'S   VALUE
                                                  RATING    (000)
                                                 ---------  ------
SHORT-TERM OBLIGATIONS--17.5%
COMMERCIAL PAPER--17.5%
  Cargill, Inc. 3.85%, 7/5/01..................  A-1         $500       499,943
  Fannie Mae Discount Note 3.55%, 7/2/01.......  A-1+         115       114,989
  Honeywell International 4.15%, 7/2/01........  A-1          500       499,942
  McDonald's Corp. 4.13%, 7/3/01...............  A-1+         500       499,885
  BellSouth Corp. 4.10%, 7/6/01................  A-1+         500       499,715
  Alcoa, Inc. 3.93%, 7/9/01....................  A-1          500       499,563
                                                                    -----------
                                                                      2,614,037
                                                                    -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,614,037)....................................    2,614,037
                                                                    -----------
TOTAL INVESTMENTS--100.6%
  (Identified cost $17,228,860)...................................   15,062,075(a)
  Other assets and liabilities, net--(0.6%).......................      (82,982)
                                                                    -----------
NET ASSETS--100.0%................................................  $14,979,093
                                                                    ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,079,441 and gross depreciation of $3,267,833 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $17,250,467.
(b)  Non-income producing.

                       See Notes to Financial Statements

                        PHOENIX-ABERDEEN NEW ASIA SERIES

                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

          Agricultural Products.............................   1.5%
          Airlines..........................................   3.6
          Auto Parts & Equipment............................   0.8
          Banks (Major Regional)............................  21.8
          Beverages (Alcoholic).............................   7.3
          Chemicals (Specialty).............................   2.5
          Electrical Equipment..............................   1.6
          Electronics (Semiconductors)......................   2.4
          Engineering & Construction........................   2.0
          Financial (Diversified)...........................   5.2
          Foods.............................................   0.5
          Homebuilding......................................   2.2
          Household Products (Non-Durable)..................   2.5
          Insurance (Property-Casualty).....................   5.8
          Iron & Steel......................................   1.9
          Manufacturing (Diversified).......................   3.5
          Metals Mining.....................................   2.1
          Oil & Gas (Exploration & Production)..............   1.9
          Oil & Gas (Refining & Marketing)..................   5.8
          Oil (Domestic Integrated).........................   1.5
          Railroads.........................................   4.0
          Retail (Department Stores)........................   2.8
          Retail (Food Chains)..............................   1.1
          Retail (Specialty-Apparel)........................   4.2
          Services (Commercial & Consumer)..................   1.0
          Telecommunications (Cellular/Wireless)............   1.7
          Telecommunications (Long Distance)................   5.9
          Telephone.........................................   1.4
          Tobacco...........................................   1.5
                                                              ----
                                                              100.0%
                                                              ====

                       See Notes to Financial Statements

                        PHOENIX-ABERDEEN NEW ASIA SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $17,228,860)..............................................  $   15,062,075
Foreign currency at value (Identified cost $71,355).........          71,373
Receivables
  Dividends and interest....................................          17,785
  Fund shares sold..........................................           2,216
  Receivable from adviser...................................          35,105
                                                              --------------
    Total assets............................................      15,188,554
                                                              --------------
LIABILITIES
Cash overdraft..............................................           2,923
Payables
  Fund shares repurchased...................................         143,699
  Printing fee..............................................          24,493
  Professional fee..........................................          18,414
  Financial agent fee.......................................           3,881
  Trustees' fee.............................................           2,169
Accrued expenses............................................          13,882
                                                              --------------
    Total liabilities.......................................         209,461
                                                              --------------
NET ASSETS..................................................  $   14,979,093
                                                              ==============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $   18,511,835
  Undistributed net investment income.......................         142,926
  Accumulated net realized loss.............................      (1,508,742)
  Net unrealized depreciation...............................      (2,166,926)
                                                              --------------
NET ASSETS..................................................  $   14,979,093
                                                              ==============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................       2,063,681
                                                              ==============
Net asset value and offering price per share................  $         7.26
                                                              ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $      257,110
  Interest..................................................           6,178
  Foreign taxes withheld....................................         (17,485)
                                                              --------------
    Total investment income.................................         245,803
                                                              --------------
EXPENSES
  Investment advisory fee...................................          65,909
  Financial agent fee.......................................          23,396
  Custodian.................................................          32,122
  Professional..............................................          15,912
  Printing..................................................           9,181
  Trustees..................................................           4,223
  Miscellaneous.............................................           4,182
                                                              --------------
    Total expenses..........................................         154,925
    Less expenses borne by investment adviser...............         (72,676)
                                                              --------------
    Net expenses............................................          82,249
                                                              --------------
NET INVESTMENT INCOME.......................................         163,554
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................        (208,599)
  Net realized loss on foreign currency transactions........          (6,261)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................        (196,932)
  Net change in unrealized appreciation (depreciation) on
    foreign currency and foreign currency transactions......           4,225
                                                              --------------
NET LOSS ON INVESTMENTS.....................................        (407,567)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $     (244,013)
                                                              ==============

                       See Notes to Financial Statements

                        PHOENIX-ABERDEEN NEW ASIA SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                  ENDED
                                                                 6/30/01      YEAR ENDED
                                                               (UNAUDITED)     12/31/00
                                                              -------------  -------------
FROM OPERATIONS
  Net investment income (loss)..............................  $    163,554   $    392,349
  Net realized gain (loss)..................................      (214,860)     1,338,720
  Net change in unrealized appreciation (depreciation)......      (192,707)    (4,416,674)
                                                              ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................      (244,013)    (2,685,605)
                                                              ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................      (102,800)      (436,041)
                                                              ------------   ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................      (102,800)      (436,041)
                                                              ------------   ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (811,473 and 1,832,384
    shares, respectively)...................................     5,957,490     15,800,361
  Net asset value of shares issued from reinvestment of
    distributions (14,261 and 56,410 shares,
    respectively)...........................................       102,800        436,041
  Cost of shares repurchased (568,720 and 2,029,290 shares,
    respectively)...........................................    (4,222,568)   (17,464,953)
                                                              ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................     1,837,722     (1,228,551)
                                                              ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................     1,490,909     (4,350,197)
NET ASSETS
  Beginning of period.......................................    13,488,184     17,838,381
                                                              ------------   ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $142,926 AND $82,172, RESPECTIVELY)....  $ 14,979,093   $ 13,488,184
                                                              ============   ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                        SIX MONTHS
                                           ENDED                        YEAR ENDED DECEMBER 31,                    FROM INCEPTION
                                          6/30/01        -----------------------------------------------------       9/17/96 TO
                                        (UNAUDITED)         2000           1999          1998          1997           12/31/96
                                       -------------     ----------     ----------     ---------     ---------     --------------
Net asset value, beginning of
  period.............................     $  7.47         $  9.16        $  6.13        $  6.44       $  9.96         $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss).......        0.08            0.22           0.11(4)        0.13(4)       0.15            0.05
  Net realized and unrealized gain
    (loss)...........................       (0.23)          (1.67)          3.00          (0.41)        (3.36)          (0.04)
                                          -------         -------        -------        -------       -------         -------
    TOTAL FROM INVESTMENT
      OPERATIONS.....................       (0.15)          (1.45)          3.11          (0.28)        (3.21)           0.01
                                          -------         -------        -------        -------       -------         -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income...........................       (0.06)          (0.24)         (0.08)         (0.03)        (0.15)          (0.05)
  Dividends from net realized
    gains............................          --              --             --             --         (0.01)             --
  In excess of net investment
    income...........................          --              --             --             --         (0.10)             --
  Tax return of capital..............          --              --             --             --         (0.05)             --
                                          -------         -------        -------        -------       -------         -------
    TOTAL DISTRIBUTIONS..............          --           (0.24)         (0.08)         (0.03)        (0.31)          (0.05)
                                          -------         -------        -------        -------       -------         -------
CHANGE IN NET ASSET VALUE............       (0.21)          (1.69)          3.03          (0.31)        (3.52)          (0.04)
                                          -------         -------        -------        -------       -------         -------
NET ASSET VALUE, END OF PERIOD.......     $  7.26         $  7.47        $  9.16        $  6.13       $  6.44         $  9.96
                                          =======         =======        =======        =======       =======         =======
Total return.........................       (1.97)%(3)     (15.96)%        50.96%         (4.44)%      (32.39)%          0.16%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)........................     $14,979         $13,488        $17,838         $9,510       $10,017         $11,585
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (1).............        1.25%(2)        1.25%          1.25%          1.25%         1.25%           1.25%(2)
  Net investment income..............        2.50%(2)        2.42%          1.49%          2.09%         1.63%           2.40%(2)
Portfolio turnover rate..............          20%(3)          60%            35%            46%           27%              2%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.36%, 2.41%, 2.39%, 2.50%, 2.00% and 2.87% for the periods ended June 30, 2001,
    December 31, 2000, 1999, 1998, 1997 and 1996, respectively.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.

                       See Notes to Financial Statements

                         PHOENIX-DEUTSCHE DOW 30 SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)


                                                                   SHARES        VALUE
                                                                  ---------  -------------
COMMON STOCKS--96.2%
AEROSPACE/DEFENSE--3.4%
  Boeing Co. (The)..............................................    12,038   $    669,313

ALUMINUM--2.4%
  Alcoa, Inc....................................................    12,038        474,297

AUTOMOBILES--3.9%
  General Motors Corp...........................................    12,038        774,645

BEVERAGES (NON-ALCOHOLIC)--2.8%
  Coca-Cola Co. (The)...........................................    12,038        541,710

CHEMICALS--3.0%
  Du Pont (E.I.) de Nemours & Co................................    12,038        580,713

COMPUTERS (HARDWARE)--8.7%
  Hewlett-Packard Co............................................    12,038        344,287
  International Business Machines Corp..........................    12,038      1,360,294
                                                                             ------------
                                                                                1,704,581
                                                                             ------------
COMPUTERS (SOFTWARE & SERVICES)--4.5%
  Microsoft Corp. (b)...........................................    12,038        878,774

ELECTRICAL EQUIPMENT--3.0%
  General Electric Co...........................................    12,038        586,852
ELECTRONICS (SEMICONDUCTORS)--1.8%
  Intel Corp....................................................    12,038        352,112
ENTERTAINMENT--1.8%
  Walt Disney Co. (The).........................................    12,038        347,778
FINANCIAL (DIVERSIFIED)--8.4%
  American Express Co...........................................    12,038        467,074
  Citigroup, Inc................................................    12,038        636,088
  J.P. Morgan Chase & Co........................................    12,038        536,895
                                                                             ------------
                                                                                1,640,057
                                                                             ------------
HEALTH CARE (DIVERSIFIED)--3.1%
  Johnson & Johnson.............................................    12,038        601,900

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--3.9%
  Merck & Co., Inc..............................................    12,038        769,349

HOUSEHOLD PRODUCTS (NON-DURABLE)--3.9%
  Procter & Gamble Co. (The)....................................    12,038        768,024

MACHINERY (DIVERSIFIED)--3.1%
  Caterpillar, Inc..............................................    12,038        602,502
MANUFACTURING (DIVERSIFIED)--13.7%
  Honeywell International, Inc..................................    12,038        421,210
  Minnesota Mining and Manufacturing Co.........................    12,038      1,373,536
  United Technologies Corp......................................    12,038        881,904
                                                                             ------------
                                                                                2,676,650
                                                                             ------------
OIL (INTERNATIONAL INTEGRATED)--5.4%
  Exxon Mobil Corp..............................................    12,038      1,051,519

                                                                   SHARES        VALUE
                                                                  ---------  -------------

PAPER & FOREST PRODUCTS--2.2%
  International Paper Co........................................    12,038   $    429,757

PHOTOGRAPHY/IMAGING--2.9%
  Eastman Kodak Co..............................................    12,038        561,934

RESTAURANTS--1.7%
  McDonald's Corp...............................................    12,038        325,748

RETAIL (BUILDING SUPPLIES)--2.8%
  Home Depot, Inc. (The)........................................    12,038        560,369

RETAIL (GENERAL MERCHANDISE)--3.0%
  Wal-Mart Stores, Inc..........................................    12,038        587,454

TELECOMMUNICATIONS (LONG DISTANCE)--1.3%
  AT&T Corp.....................................................    12,038        264,836

TELEPHONE--2.4%
  SBC Communications, Inc.......................................    12,038        482,242

TOBACCO--3.1%
  Philip Morris Cos., Inc.......................................    12,038        610,929
                                                                             ------------
TOTAL COMMON STOCKS
  (Identified cost $19,762,152)............................................    18,844,045
                                                                             ------------
UNIT INVESTMENT TRUSTS--2.2%
  Diamonds Trust, Series I......................................     4,110        432,536
                                                                             ------------
TOTAL UNIT INVESTMENT TRUSTS
  (Identified cost $448,820)...............................................       432,536
                                                                             ------------
TOTAL LONG-TERM INVESTMENTS--98.4%
  (Identified cost $20,210,972)............................................    19,276,581
                                                                             ------------

                                                       STANDARD      PAR
                                                       & POOR'S     VALUE
                                                        RATING      (000)
                                                       ---------  ---------
SHORT-TERM OBLIGATIONS--2.9%
REPURCHASE AGREEMENT--2.8%
  State Street Bank & Trust Co. repurchase agreement
    1.75% dated 6/29/01, due 7/2/01, repurchase price
    $545,079, collateralized by U.S. Treasury Bond
    12.50%, 8/15/14, market value $556,388...........             $    545        545,000

U.S. GOVERNMENT SECURITIES--0.1%
  U.S. Treasury Bill 3.51%, 9/13/01(c)...............  AAA              30         29,783
                                                                             ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $574,791)...............................................       574,783
                                                                             ------------
TOTAL INVESTMENTS--101.3%
  (Identified cost $20,785,763)............................................    19,851,364(a)
  Other assets and liabilities, net--(1.3%)................................      (261,483)
                                                                             ------------
NET ASSETS--100.0%.........................................................  $ 19,589,881
                                                                             ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,399,611 and gross depreciation of $2,373,425 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $20,825,178.
(b)  Non-income producing.
(c)  All or a portion segregated as collateral for futures contract.

                       See Notes to Financial Statements

                         PHOENIX-DEUTSCHE DOW 30 SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $20,785,763)..............................................  $  19,851,364
Cash........................................................            798
Receivables
  Investment securities sold................................         84,756
  Fund shares sold..........................................         24,601
  Dividends and interest....................................         20,144
  Receivable from adviser...................................          4,660
                                                              -------------
    Total assets............................................     19,986,323
                                                              -------------
LIABILITIES
Payables
  Investment securities purchased...........................        341,348
  Fund shares repurchased...................................         10,203
  Financial agent fee.......................................          4,370
  Trustees' fee.............................................          2,169
  Variation margin from future contracts....................          1,050
Accrued expenses............................................         37,302
                                                              -------------
    Total liabilities.......................................        396,442
                                                              -------------
NET ASSETS..................................................  $  19,589,881
                                                              =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $  20,428,586
  Undistributed net investment income.......................         63,555
  Accumulated net realized gain.............................         35,561
  Net unrealized depreciation...............................       (937,821)
                                                              -------------
NET ASSETS..................................................  $  19,589,881
                                                              =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................      2,147,599
                                                              =============
Net asset value and offering price per share................  $        9.12
                                                              =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $     142,429
  Interest..................................................          3,610
                                                              -------------
    Total investment income.................................        146,039
                                                              -------------
EXPENSES
  Investment advisory fee...................................         30,958
  Financial agent fee.......................................         23,712
  Professional..............................................         15,311
  Printing..................................................         10,826
  Custodian.................................................          6,416
  Trustees..................................................          4,223
  Miscellaneous.............................................         16,903
                                                              -------------
    Total expenses..........................................        108,349
    Less expenses borne by investment adviser...............        (64,123)
                                                              -------------
    Net expenses............................................         44,226
                                                              -------------
NET INVESTMENT INCOME.......................................        101,813
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................         80,267
  Net realized loss on futures contracts....................        (11,006)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................       (548,906)
                                                              -------------
NET LOSS ON INVESTMENTS.....................................       (479,645)
                                                              -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $    (377,832)
                                                              =============

                       See Notes to Financial Statements

                         PHOENIX-DEUTSCHE DOW 30 SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                 ENDED
                                                                6/30/01        YEAR ENDED
                                                              (UNAUDITED)       12/31/00
                                                              ------------  ----------------
FROM OPERATIONS
  Net investment income (loss)..............................  $   101,813     $   128,901
  Net realized gain (loss)..................................       69,261         419,617
  Net change in unrealized appreciation (depreciation)......     (548,906)       (504,411)
                                                              -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................     (377,832)         44,107
                                                              -----------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................      (42,232)       (125,001)
  Net realized gains........................................     (255,503)       (202,320)
                                                              -----------     -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................     (297,735)       (327,321)
                                                              -----------     -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (619,435 and 1,185,431
    shares, respectively)...................................    5,777,159      11,115,022
  Net asset value of shares issued from reinvestment of
    distributions (32,451 and 34,377 shares,
    respectively)...........................................      297,735         327,321
  Cost of shares repurchased (142,880 and 83,455 shares,
    respectively)...........................................   (1,312,359)       (799,084)
                                                              -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................    4,762,535      10,643,259
                                                              -----------     -----------
  NET INCREASE (DECREASE) IN NET ASSETS.....................    4,086,968      10,360,045
NET ASSETS
  Beginning of period.......................................   15,502,913       5,142,868
                                                              -----------     -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $63,555 AND $3,974, RESPECTIVELY)......  $19,589,881     $15,502,913
                                                              ===========     ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                               SIX MONTHS
                                                                 ENDED                             FROM INCEPTION
                                                                6/30/01          YEAR ENDED         12/15/99 TO
                                                              (UNAUDITED)         12/31/00            12/31/99
                                                              ------------      ------------      ----------------
Net asset value, beginning of period........................  $      9.46       $     10.24         $     10.00
INCOME FROM INVESTMENT OPERATIONS (4)
  Net investment income (loss)..............................         0.05              0.08                0.01
  Net realized and unrealized gain (loss)...................        (0.25)            (0.65)               0.24
                                                              -----------       -----------         -----------
    TOTAL FROM INVESTMENT OPERATIONS........................        (0.20)            (0.57)               0.25
                                                              -----------       -----------         -----------
LESS DISTRIBUTIONS
  Dividends from net investment income......................        (0.02)            (0.08)              (0.01)
  Dividends from net realized gains.........................        (0.12)            (0.13)                 --
                                                              -----------       -----------         -----------
    TOTAL DISTRIBUTIONS.....................................        (0.14)            (0.21)              (0.01)
                                                              -----------       -----------         -----------
CHANGE IN NET ASSET VALUE...................................        (0.34)            (0.78)               0.24
                                                              -----------       -----------         -----------
NET ASSET VALUE, END OF PERIOD..............................  $      9.12       $      9.46         $     10.24
                                                              ===========       ===========         ===========
Total return................................................        (2.10)%(2)        (5.56)%              2.52%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands).......................      $19,590           $15,503              $5,143
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3)....................................         0.50%(1)          0.50%               0.50%(1)
  Net investment income.....................................         1.15%(1)          1.08%               2.75%(1)
Portfolio turnover rate.....................................           19%(2)            93%                  1%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.23%, 1.60% and 7.81% for the periods ended June 30, 2001, December 31, 2000, and 1999, respectively.
(4) Per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

                       See Notes to Financial Statements

                    PHOENIX-DEUTSCHE NASDAQ-100 INDEX SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)


                                                         SHARES        VALUE
                                                        ---------  -------------
COMMON STOCKS--91.4%
BIOTECHNOLOGY--9.3%
  Abgenix, Inc. (b)...................................       465   $     20,925
  Amgen, Inc. (b).....................................     2,766        167,841
  Biogen, Inc. (b)....................................     1,039         56,480
  Chiron Corp. (b)....................................     1,511         77,061
  Genzyme Corp. (b)...................................     1,384         84,424
  Human Genome Sciences, Inc. (b).....................       712         42,898
  IDEC Pharmaceuticals Corp. (b)......................       923         62,478
  Immunex Corp. (b)...................................     4,231         75,100
  MedImmune, Inc. (b).................................     1,295         61,124
  Millennium Pharmaceuticals, Inc. ...................     1,358         48,318
                                                                   ------------
                                                                        696,649
                                                                   ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--3.4%
  Adelphia Communications Corp. Class A (b)...........       939         38,499
  Comcast Corp. Special Class A (b)...................     2,550        110,670
  EchoStar Communications Corp. (b)...................     1,390         45,064
  USA Networks, Inc. (b)..............................     2,010         56,280
                                                                   ------------
                                                                        250,513
                                                                   ------------
COMMUNICATIONS EQUIPMENT--8.8%
  ADC Telecommunications, Inc. (b)....................     5,550         36,630
  CIENA Corp. (b).....................................     2,205         83,790
  Comverse Technology, Inc. (b).......................     1,012         57,785
  JDS Uniphase Corp. (b)..............................     7,717         96,462
  Metromedia Fiber Network, Inc. (b)..................     3,360          6,854
  PanAmSat Corp. (b)..................................     1,148         44,634
  QUALCOMM, Inc. (b)..................................     5,195        303,804
  Tellabs, Inc. (b)...................................     1,327         25,717
                                                                   ------------
                                                                        655,676
                                                                   ------------
COMPUTERS (HARDWARE)--6.0%
  Apple Computer, Inc. (b)............................     2,769         64,379
  Brocade Communications Systems, Inc. (b)............     1,308         57,539
  Dell Computer Corp. (b).............................     5,452        142,570
  Juniper Networks, Inc. (b)..........................     1,199         37,289
  Palm, Inc. (b)......................................     3,053         18,532
  Sun Microsystems, Inc. (b)..........................     8,059        126,687
                                                                   ------------
                                                                        446,996
                                                                   ------------
COMPUTERS (NETWORKING)--4.0%
  3Com Corp. (b)......................................       976          4,636
  Cisco Systems, Inc. (b).............................    14,874        270,707
  Network Appliance, Inc. (b).........................     1,936         26,523
                                                                   ------------
                                                                        301,866
                                                                   ------------
COMPUTERS (SOFTWARE & SERVICES)--28.2%
  Adobe Systems, Inc..................................     1,333         62,651
  Ariba, Inc. (b).....................................     1,351          7,430
  At Home Corp. Series A (b)..........................     1,443          3,088
  BEA Systems, Inc. (b)...............................     2,077         63,785
  BroadVision, Inc. (b)...............................     1,689          8,445
  Citrix Systems, Inc. (b)............................     1,248         43,555
  CMGI, Inc. (b)......................................     2,143          6,429
  CNET Networks, Inc. (b).............................       881         11,453
  Compuware Corp. (b).................................     1,291         18,061
  eBay, Inc. (b)......................................     1,146         78,490
  Electronic Arts, Inc. (b)...........................       763         44,178
  Exodus Communications, Inc. (b).....................     3,383          6,969
  i2 Technologies, Inc. (b)...........................     2,516         49,817
  Inktomi Corp. (b)...................................       660          6,329
  Intuit, Inc. (b)....................................     1,495         59,785
  Mercury Interactive Corp. (b).......................       500         29,950
  Microsoft Corp. (b).................................    10,537        769,201

                                                         SHARES        VALUE
                                                        ---------  -------------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
  Novell, Inc. (b)....................................     2,166   $     12,325
  Oracle Corp. (b)....................................    13,315        252,985
  Parametric Technology Corp. (b).....................     2,042         28,568
  PeopleSoft, Inc. (b)................................     2,363        116,330
  Rational Software Corp. (b).........................     1,131         31,725
  RealNetworks, Inc. (b)..............................       858         10,081
  Siebel Systems, Inc. (b)............................     3,003        140,841
  VeriSign, Inc. (b)..................................     1,077         64,631
  VERITAS Software Corp. (b)..........................     2,311        153,751
  Yahoo!, Inc. (b)....................................     1,550         30,984
                                                                   ------------
                                                                      2,111,837
                                                                   ------------
ELECTRICAL EQUIPMENT--0.9%
  Molex, Inc..........................................       553         20,201
  Sanmina Corp. (b)...................................     1,941         45,439
                                                                   ------------
                                                                         65,640
                                                                   ------------
ELECTRONICS (SEMICONDUCTORS)--14.7%
  Altera Corp. (b)....................................     3,094         89,726
  Applied Micro Circuits Corp. (b)....................     1,983         34,108
  Atmel Corp. (b).....................................     1,979         26,697
  Broadcom Corp. Class A (b)..........................       940         40,194
  Conexant Systems, Inc. (b)..........................     1,552         13,890
  Intel Corp..........................................    13,396        391,833
  Linear Technology Corp..............................     2,417        106,880
  Maxim Integrated Products, Inc. (b).................     2,617        115,698
  Microchip Technology, Inc. (b)......................       621         20,760
  NVIDIA Corp. (b)....................................       430         39,882
  PMC-Sierra, Inc. (b)................................     1,029         31,971
  QLogic Corp. (b)....................................       534         34,416
  RF Micro Devices, Inc. (b)..........................     1,056         28,480
  Vitesse Semiconductor Corp. (b).....................     1,130         23,775
  Xilinx, Inc. (b)....................................     2,490        102,688
                                                                   ------------
                                                                      1,100,998
                                                                   ------------
EQUIPMENT (SEMICONDUCTORS)--3.2%
  Applied Materials, Inc. (b).........................     2,383        117,005
  KLA-Tencor Corp. (b)................................     1,278         74,725
  Novellus Systems, Inc. (b)..........................       827         46,965
                                                                   ------------
                                                                        238,695
                                                                   ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.9%
  Biomet, Inc.........................................     1,371         65,890

PAPER & FOREST PRODUCTS--0.3%
  Smurfit-Stone Container Corp. (b)...................     1,359         22,016

RESTAURANTS--0.9%
  Starbucks Corp. (b).................................     3,007         69,161

RETAIL (GENERAL MERCHANDISE)--0.7%
  Costco Wholesale Corp. (b)..........................     1,348         55,376

RETAIL (HOME SHOPPING)--0.3%
  Amazon.com, Inc. (b)................................     1,357         19,202

RETAIL (SPECIALTY)--1.3%
  Bed Bath & Beyond, Inc. (b).........................     2,208         68,890
  Staples, Inc. (b)...................................     1,743         27,871
                                                                   ------------
                                                                         96,761
                                                                   ------------
SERVICES (ADVERTISING/MARKETING)--0.5%
  TMP Worldwide, Inc..................................       648         38,880

SERVICES (COMMERCIAL & CONSUMER)--2.1%
  Cintas Corp.........................................     1,154         53,372

                       See Notes to Financial Statements

                    PHOENIX-DEUTSCHE NASDAQ-100 INDEX SERIES

                                                         SHARES        VALUE
                                                        ---------  -------------
SERVICES (COMMERCIAL & CONSUMER)--CONTINUED
  Gemstar-TV Guide International, Inc. (b)............     2,452   $    104,455
                                                                   ------------
                                                                        157,827
                                                                   ------------
SERVICES (DATA PROCESSING)--2.9%
  Concord EFS, Inc. (b)...............................     1,556         80,928
  Fiserv, Inc. (b)....................................       885         56,622
  Paychex, Inc........................................     2,015         80,600
                                                                   ------------
                                                                        218,150
                                                                   ------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.3%
  Nextel Communications, Inc. Class A (b).............     5,343         93,503

TELECOMMUNICATIONS (LONG DISTANCE)--1.4%
  Level 3 Communications, Inc. (b)....................     1,455          7,988
  McLeodUSA, Inc. Class A (b).........................     2,819         12,939
  WorldCom, Inc. - WorldCom Group (b).................     5,910         83,922
  Xo Communications, Inc. (b).........................     1,717          3,297
                                                                   ------------
                                                                        108,146
                                                                   ------------
TRUCKS & PARTS--0.3%
  PACCAR, Inc.........................................       488         25,093
                                                                   ------------
TOTAL COMMON STOCKS
  (Identified cost $9,568,759)...................................     6,838,875
                                                                   ------------
FOREIGN COMMON STOCKS--2.3%
COMMUNICATIONS EQUIPMENT--0.4%
  Telefonaktiebolaget LM Ericsson AB ADR (Sweden).....     5,451         29,544
COMPUTERS (SOFTWARE & SERVICES)--0.9%
  Check Point Software Technologies Ltd.
    (Israel) (b)......................................     1,303         65,893

ELECTRICAL EQUIPMENT--1.0%
  Flextronics International Ltd. (Singapore) (b)......     2,972         77,599
                                                                   ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $262,541).....................................       173,036
                                                                   ------------

                                                         SHARES        VALUE
                                                        ---------  -------------
UNIT INVESTMENT TRUSTS--3.5%
  Nasdaq-100 Shares (b)...............................     5,743   $    261,998
                                                                   ------------
TOTAL UNIT INVESTMENT TRUSTS
  (Identified cost $244,230).....................................       261,998
                                                                   ------------
TOTAL LONG-TERM INVESTMENTS--97.2%
  (Identified cost $10,075,530)..................................     7,273,909
                                                                   ------------

                                                           PAR
                                                          VALUE
                                                          (000)
                                                        ---------
SHORT-TERM OBLIGATIONS--3.2%
REPURCHASE AGREEMENT--2.7%
  State Street Bank & Trust Co. repurchase agreement
    1.75% dated 6/29/01, due 7/2/01, repurchase price
    $201,029, collateralized by U.S. Treasury Bond
    12.50%, 8/15/14, market value $210,525............      $201        201,000

U.S. GOVERNMENT SECURITIES--0.5%
  U.S. Treasury Bill 3.41%, 9/13/01 (c)...............        40         39,715
                                                                   ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $240,720).....................................       240,715
                                                                   ------------
TOTAL INVESTMENTS--100.4%
  (Identified cost $10,316,250)..................................     7,514,624(a)
  Other assets and liabilities, net--(0.4%)......................       (32,444)
                                                                   ------------
NET ASSETS--100.0%...............................................  $  7,482,180
                                                                   ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $513,252 and gross depreciation of $3,423,306 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $10,424,678.
(b)  Non-income producing.
(c)  All or a portion segregated as collateral for futures contract.

                       See Notes to Financial Statements

         PHOENIX-DEUTSCHE NASDAQ 100 INDEX-REGISTERED TRADEMARK- SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $10,316,250)..............................................  $   7,514,624
Cash........................................................            395
Receivables
  Receivable from advisor...................................         15,192
  Variation margin for future contracts.....................          5,700
  Investment securities sold................................          3,026
  Fund shares sold..........................................          1,148
  Interest and dividends....................................             50
                                                              -------------
    Total assets............................................      7,540,135
                                                              -------------
LIABILITIES
Payables
  Investment securities purchased...........................         20,951
  Fund shares repurchased...................................          8,946
  Professional fee..........................................         14,387
  Printing fee..............................................          5,674
  Financial agent fee.......................................          3,501
  Trustees' fee.............................................          2,169
Accrued expenses............................................          2,327
                                                              -------------
    Total liabilities.......................................         57,955
                                                              -------------
NET ASSETS..................................................  $   7,482,180
                                                              =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $  12,066,755
  Undistributed net investment loss.........................        (13,083)
  Accumulated net realized loss.............................     (1,781,056)
  Net unrealized depreciation...............................     (2,790,436)
                                                              -------------
NET ASSETS..................................................  $   7,482,180
                                                              =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................      1,517,066
                                                              =============
Net asset value and offering price per share................  $        4.93
                                                              =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

INVESTMENT INCOME
  Interest..................................................  $       1,901
  Dividends.................................................          1,663
  Foreign taxes withheld....................................            (39)
                                                              -------------
    Total investment income.................................          3,525
                                                              -------------
EXPENSES
  Investment advisory fee...................................         11,626
  Financial agent fee.......................................         20,828
  Custodian.................................................         14,912
  Professional..............................................          8,744
  Trustees..................................................          4,223
  Printing..................................................          3,022
  Miscellaneous.............................................          2,549
                                                              -------------
    Total expenses..........................................         65,904
    Less expenses borne by investment advisor...............        (49,294)
    Custodian fees paid indirectly..........................             (2)
                                                              -------------
    Net expenses............................................         16,608
                                                              -------------
NET INVESTMENT LOSS.........................................        (13,083)
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................     (1,482,764)
  Net realized loss on futures contracts....................        (44,907)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................       (392,733)
                                                              -------------
NET LOSS ON INVESTMENTS.....................................     (1,920,404)
                                                              -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  (1,933,487)
                                                              =============

                       See Notes to Financial Statements

         PHOENIX-DEUTSCHE NASDAQ 100 INDEX-REGISTERED TRADEMARK- SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                   ENDED         FROM INCEPTION
                                                                  6/30/01          8/15/00 TO
                                                                (UNAUDITED)         12/31/00
                                                              ----------------  ----------------
FROM OPERATIONS
  Net investment income (loss)..............................    $   (13,083)      $    (6,360)
  Net realized gain (loss)..................................     (1,527,671)         (253,385)
  Net change in unrealized appreciation (depreciation)......       (392,733)       (2,397,703)
                                                                -----------       -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................     (1,933,487)       (2,657,448)
                                                                ===========       ===========
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,097,625 and 913,028
    shares, respectively)...................................      6,235,121         8,539,279
  Cost of shares repurchased (452,873 and 40,715 shares,
    respectively)...........................................     (2,334,351)         (366,934)
                                                                -----------       -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................      3,900,770         8,172,345
                                                                -----------       -----------
  NET INCREASE (DECREASE) IN NET ASSETS.....................      1,967,283         5,514,897
NET ASSETS
  Beginning of period.......................................      5,514,897                --
                                                                -----------       -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF ($13,083) AND $0, RESPECTIVELY)........    $ 7,482,180       $ 5,514,897
                                                                ===========       ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                 SIX MONTHS
                                                                   ENDED             FROM INCEPTION
                                                                  6/30/01              8/15/00 TO
                                                                (UNAUDITED)             12/31/00
                                                              ----------------      ----------------
Net asset value, beginning of period........................    $      6.32           $     10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..............................          (0.01)                (0.01)
  Net realized and unrealized gain (loss)...................          (1.38)                (3.67)
                                                                -----------           -----------
    TOTAL FROM INVESTMENT OPERATIONS........................          (1.39)                (3.68)
                                                                -----------           -----------
CHANGE IN NET ASSET VALUE...................................          (1.39)                (3.68)
                                                                -----------           -----------
NET ASSET VALUE, END OF PERIOD..............................    $      4.93           $      6.32
                                                                ===========           ===========
Total return................................................         (22.02)%(2)           (36.78)%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands).......................         $7,482                $5,515
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3)....................................           0.50%(1)(4)           0.50%(1)
  Net investment income (loss)..............................          (0.39)%(1)            (0.30)%(1)
Portfolio turnover..........................................             64%(2)                50%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment advisor had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.98% and 3.93% for the periods ended June 30, 2001 and December 31, 2000, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

              PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)


                                                                   SHARES        VALUE
                                                                  ---------  -------------
COMMON STOCKS--98.3%
REAL ESTATE INVESTMENT TRUSTS--98.3%
DIVERSIFIED--6.5%
  Vornado Realty Trust..........................................    62,100   $  2,424,384

INDUSTRIAL/OFFICE--40.3%
INDUSTRIAL--12.6%
  CenterPoint Properties Corp...................................    42,800      2,148,560
  First Industrial Realty Trust, Inc............................    47,300      1,520,222
  ProLogis Trust................................................    47,200      1,072,384
                                                                             ------------
                                                                                4,741,166
                                                                             ------------
MIXED--10.2%
  Duke Realty Corp..............................................    66,690      1,657,246
  Reckson Associates Realty Corp................................    87,400      2,010,200
  Reckson Associates Realty Corp. Class B.......................     6,500        159,965
                                                                             ------------
                                                                                3,827,411
                                                                             ------------
OFFICE--17.5%
  Alexandria Real Estate Equities, Inc..........................    10,000        398,000
  Boston Properties, Inc........................................    55,000      2,249,500
  Equity Office Properties Trust................................    17,000        537,710
  SL Green Realty Corp..........................................    44,750      1,356,373
  Spieker Properties, Inc.......................................    33,700      2,020,315
                                                                             ------------
                                                                                6,561,898
                                                                             ------------
TOTAL INDUSTRIAL/OFFICE....................................................    15,130,475
                                                                             ------------
RESIDENTIAL--30.5%
APARTMENTS--30.5%
  Apartment Investment & Management Co. Class A.................    39,000      1,879,800
  Archstone Communities Trust...................................    13,000        335,140
  Avalonbay Communities, Inc....................................    40,900      1,912,076
  Camden Property Trust.........................................    35,500      1,302,850
  Equity Residential Properties Trust...........................    24,700      1,396,785
  Essex Property Trust, Inc.....................................    36,000      1,783,800
  Smith (Charles E.) Residential Realty, Inc....................    30,600      1,534,590
  Summit Properties, Inc........................................    49,000      1,314,670
                                                                             ------------
                                                                               11,459,711
                                                                             ------------
RETAIL--21.0%
REGIONAL MALLS--9.4%
  CBL & Associates Properties, Inc..............................    43,400      1,331,945

                                                                   SHARES        VALUE
                                                                  ---------  -------------
REGIONAL MALLS--CONTINUED
  General Growth Properties, Inc................................    27,000   $  1,062,720
  Simon Property Group, Inc.....................................    38,000      1,138,860
                                                                             ------------
                                                                                3,533,525
                                                                             ------------
SHOPPING CENTERS--11.6%
  Chelsea Property Group, Inc...................................    43,200      2,026,080
  Kimco Realty Corp.............................................    22,000      1,041,700
  Pan Pacific Retail Properties, Inc............................    25,000        650,000
  Weingarten Realty Investors...................................    15,000        657,750
                                                                             ------------
                                                                                4,375,530
                                                                             ------------
TOTAL RETAIL...............................................................     7,909,055
                                                                             ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (Identified cost $31,233,785)............................................    36,923,625
                                                                             ------------
REAL ESTATE OPERATING COMPANIES--0.0%
DIVERSIFIED--0.0%
  Vornado Operating, Inc. (b)...................................     3,110          4,292
                                                                             ------------
TOTAL REAL ESTATE OPERATING COMPANIES
  (Identified cost $24,880)................................................         4,292
                                                                             ------------
TOTAL COMMON STOCKS
  (Identified cost $31,258,665)............................................    36,927,917
                                                                             ------------

                                                       STANDARD      PAR
                                                       & POOR'S     VALUE
                                                        RATING      (000)
                                                       ---------  ---------
SHORT-TERM OBLIGATIONS--1.2%
COMMERCIAL PAPER--1.2%
  Honeywell International, Inc. 4.25%, 7/2/01........  A-1        $    370        369,956
  Ford Motor Credit Co. 3.79%, 8/3/01................  A-1             100         99,653
                                                                             ------------
                                                                                  469,609
                                                                             ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $469,609)...............................................       469,609
                                                                             ------------
TOTAL INVESTMENTS--99.5%
  (Identified cost $31,728,274)............................................    37,397,526(a)
  Other assets and liabilities, net--0.5%..................................       181,971
                                                                             ------------
NET ASSETS--100.0%.........................................................  $ 37,579,497
                                                                             ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,885,619 and gross depreciation of $216,368 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $31,728,275.
(b)  Non-income producing.

                       See Notes to Financial Statements

              PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $31,728,274)..............................................  $37,397,526
Receivables
  Dividends and interest....................................      230,308
  Fund shares sold..........................................       44,277
                                                              -----------
    Total assets............................................   37,672,111
                                                              -----------
LIABILITIES
Cash overdraft..............................................          264
Payables
  Fund shares repurchased...................................       12,206
  Printing fee..............................................       36,183
  Investment advisory fee...................................       17,696
  Professional fee..........................................       16,515
  Financial agent fee.......................................        5,440
  Trustees' fee.............................................        2,169
Accrued expenses............................................        2,141
                                                              -----------
    Total liabilities.......................................       92,614
                                                              -----------
NET ASSETS..................................................  $37,579,497
                                                              ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $34,449,020
  Undistributed net investment income.......................      773,713
  Accumulated net realized loss.............................   (3,312,488)
  Net unrealized appreciation...............................    5,669,252
                                                              -----------
NET ASSETS..................................................  $37,579,497
                                                              ===========
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................    2,383,069
                                                              ===========
Net asset value and offering price per share................  $     15.77
                                                              ===========

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $   919,365
  Interest..................................................       64,856
                                                              -----------
    Total investment income.................................      984,221
                                                              -----------
EXPENSES
  Investment advisory fee...................................      130,292
  Financial agent fee.......................................       32,197
  Printing..................................................       15,576
  Professional..............................................       13,727
  Trustees..................................................        4,223
  Custodian.................................................        3,465
  Miscellaneous.............................................        3,933
                                                              -----------
    Total expenses..........................................      203,413
    Less expenses borne by investment adviser...............      (29,565)
    Custodian fees paid indirectly..........................         (125)
                                                              -----------
    Net expenses............................................      173,723
                                                              -----------
NET INVESTMENT INCOME.......................................      810,498
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................      439,849
  Net change in unrealized appreciation (depreciation) on
    investments.............................................      509,752
                                                              -----------
NET GAIN ON INVESTMENTS.....................................      949,601
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $ 1,760,099
                                                              ===========

                       See Notes to Financial Statements

              PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED
                                                                 6/30/01        YEAR ENDED
                                                               (UNAUDITED)       12/31/00
                                                              --------------  --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $     810,498   $   1,371,873
  Net realized gain (loss)..................................        439,849         534,489
  Net change in unrealized appreciation (depreciation)......        509,752       6,024,489
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................      1,760,099       7,930,851
                                                              -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................       (657,863)     (1,261,215)
                                                              -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................       (657,863)     (1,261,215)
                                                              -------------   -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (418,268 and 917,812 shares,
    respectively)...........................................      6,252,975      12,577,818
  Net asset value of shares issued from reinvestment of
    distributions (43,614 and 89,365 shares,
    respectively)...........................................        657,863       1,261,215
  Cost of shares repurchased (349,729 and 975,675 shares,
    respectively)...........................................     (5,248,310)    (13,043,694)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................      1,662,528         795,339
                                                              -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................      2,764,764       7,464,975
NET ASSETS
  Beginning of period.......................................     34,814,733      27,349,758
                                                              -------------   -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $773,713 AND $154,718, RESPECTIVELY)...  $  37,579,497   $  34,814,733
                                                              =============   =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                         SIX MONTHS                                     YEAR ENDED
                                            ENDED                                      DECEMBER 31,
                                           6/30/01        -----------------------------------------------------------------------
                                         (UNAUDITED)        2000            1999            1998           1997           1996
                                         -----------      ---------      ----------      ----------      ---------      ---------
Net asset value, beginning of
  period.............................     $  15.33        $  12.21        $  12.28        $  16.38       $  14.32       $  11.33
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss).......         0.54            0.63            0.65            0.78           0.50           0.50
  Net realized and unrealized gain
    (loss)...........................         0.18            3.07           (0.09)          (4.20)          2.62           3.14
                                          --------        --------        --------        --------       --------       --------
    TOTAL FROM INVESTMENT
      OPERATIONS.....................         0.72            3.70            0.56           (3.42)          3.12           3.64
                                          --------        --------        --------        --------       --------       --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income...........................        (0.28)          (0.58)          (0.63)          (0.65)         (0.48)         (0.50)
  Dividends from net realized
    gains............................           --              --              --           (0.02)         (0.58)         (0.15)
  Tax return of capital..............           --              --              --           (0.01)            --             --
                                          --------        --------        --------        --------       --------       --------
    TOTAL DISTRIBUTIONS..............        (0.28)          (0.58)          (0.63)          (0.68)         (1.06)         (0.65)
                                          --------        --------        --------        --------       --------       --------
CHANGE IN NET ASSET VALUE............         0.44            3.12           (0.07)          (4.10)          2.06           2.99
                                          --------        --------        --------        --------       --------       --------
NET ASSET VALUE, END OF PERIOD.......     $  15.77        $  15.33        $  12.21        $  12.28       $  16.38       $  14.32
                                          ========        ========        ========        ========       ========       ========
Total return.........................         4.78%(3)       30.78%           4.78%         (21.19)%        22.05%         33.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)........................      $37,579         $34,815         $27,350         $36,408        $54,659        $22,710
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (1).............         1.00%(2)(4)     1.00%           1.00%           1.00%          1.00%          1.00%
  Net investment income..............         4.66%(2)        4.63%           5.06%           5.07%          3.59%          4.36%
Portfolio turnover rate..............           14%(3)          26%             28%             18%            41%            21%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.17%, 1.32%, 1.31%, 1.01%, 1.07% and 1.43% for the periods ended June 30, 2001,
    December 31, 2000, 1999, 1998, 1997 and 1996, respectively.
(2) Annualized.
(3) Not annualized.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)


                                                                          SHARES        VALUE
                                                                        ----------  --------------
COMMON STOCKS--90.8%
BANKS (MAJOR REGIONAL)--1.3%
  Wells Fargo & Co....................................................    342,100   $   15,883,703

BIOTECHNOLOGY--1.3%
  Amgen, Inc. (b).....................................................    102,500        6,219,700
  IDEC Pharmaceuticals Corp. (b)......................................    144,500        9,781,205
                                                                                    --------------
                                                                                        16,000,905
                                                                                    --------------
BROADCASTING (TELEVISION, RADIO & CABLE)--1.0%
  AT&T Corp.- Liberty Media Corp. Class A (b).........................    698,000       12,208,020
COMMUNICATIONS EQUIPMENT--0.9%
  CIENA Corp. (b).....................................................    302,000       11,476,000

COMPUTERS (HARDWARE)--3.0%
  Brocade Communications Systems, Inc. (b)............................    515,440       22,674,206
  Sun Microsystems, Inc. (b)..........................................    882,900       13,879,188
                                                                                    --------------
                                                                                        36,553,394
                                                                                    --------------
COMPUTERS (NETWORKING)--2.4%
  Cisco Systems, Inc. (b).............................................  1,299,850       23,657,270
  McDATA Corp. Class A (b)............................................    308,007        5,405,523
                                                                                    --------------
                                                                                        29,062,793
                                                                                    --------------
COMPUTERS (PERIPHERALS)--2.6%
  EMC Corp. (b).......................................................  1,094,950       31,808,297

COMPUTERS (SOFTWARE & SERVICES)--14.2%
  BEA Systems, Inc. (b)...............................................  1,368,850       42,037,383
  i2 Technologies, Inc. (b)...........................................    544,120       10,773,576
  Oracle Corp. (b)....................................................  1,881,400       35,746,600
  PeopleSoft, Inc. (b)................................................    546,000       26,879,580
  Siebel Systems, Inc. (b)............................................    171,100        8,024,590
  VeriSign, Inc. (b)..................................................    240,000       14,402,400
  VERITAS Software Corp. (b)..........................................    512,745       34,112,925
                                                                                    --------------
                                                                                       171,977,054
                                                                                    --------------
DISTRIBUTORS (FOOD & HEALTH)--1.0%
  Cardinal Health, Inc................................................    173,000       11,937,000

ELECTRIC COMPANIES--0.5%
  Constellation Energy Group, Inc.....................................    137,000        5,836,200

ELECTRICAL EQUIPMENT--4.2%
  General Electric Co.................................................    962,700       46,931,625
  Solectron Corp. (b).................................................    205,000        3,751,500
                                                                                    --------------
                                                                                        50,683,125
                                                                                    --------------
ELECTRONICS (SEMICONDUCTORS)--7.9%
  Agere Systems, Inc. Class A (b).....................................  1,422,600       10,669,500
  Applied Micro Circuits Corp. (b)....................................    409,620        7,045,464
  Celestica, Inc. (b).................................................    154,000        7,931,000
  Micron Technology, Inc. (b).........................................    374,000       15,371,400
  Texas Instruments, Inc..............................................    815,250       25,680,375
  Xilinx, Inc. (b)....................................................    684,450       28,226,718
                                                                                    --------------
                                                                                        94,924,457
                                                                                    --------------
ENTERTAINMENT--1.8%
  AOL Time Warner, Inc. (b)...........................................    171,350        9,081,550
  Viacom, Inc. Class B (b)............................................    239,729       12,405,976
                                                                                    --------------
                                                                                        21,487,526
                                                                                    --------------
EQUIPMENT (SEMICONDUCTORS)--4.2%
  KLA-Tencor Corp. (b)................................................    512,000       29,936,640
  Novellus Systems, Inc. (b)..........................................    357,000       20,274,030
                                                                                    --------------
                                                                                        50,210,670
                                                                                    --------------

                                                                          SHARES        VALUE
                                                                        ----------  --------------
FINANCIAL (DIVERSIFIED)--7.5%
  American Express Co.................................................    684,400   $   26,554,720
  Citigroup, Inc......................................................    477,166       25,213,451
  Freddie Mac.........................................................    374,000       26,180,000
  Morgan Stanley Dean Witter & Co.....................................    205,500       13,199,265
                                                                                    --------------
                                                                                        91,147,436
                                                                                    --------------
HEALTH CARE (DIVERSIFIED)--2.8%
  Bristol-Myers Squibb Co.............................................    136,000        7,112,800
  Johnson & Johnson...................................................    542,520       27,126,000
                                                                                    --------------
                                                                                        34,238,800
                                                                                    --------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--7.9%
  Genentech, Inc. (b).................................................    341,860       18,836,486
  Merck & Co., Inc....................................................    205,350       13,123,918
  Pfizer, Inc.........................................................  1,226,975       49,140,349
  Pharmacia Corp......................................................    301,439       13,851,122
                                                                                    --------------
                                                                                        94,951,875
                                                                                    --------------
HEALTH CARE (MANAGED CARE)--1.2%
  UnitedHealth Group, Inc.............................................    135,000        8,336,250
  Wellpoint Health Networks, Inc. (b).................................     67,000        6,314,080
                                                                                    --------------
                                                                                        14,650,330
                                                                                    --------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.3%
  Medtronic, Inc......................................................    341,950       15,733,119

INSURANCE (MULTI-LINE)--1.0%
  American International Group, Inc...................................    137,000       11,782,000

INVESTMENT BANKING/BROKERAGE--1.8%
  Goldman Sachs Group, Inc. (The).....................................     62,000        5,319,600
  Merrill Lynch & Co., Inc............................................    273,500       16,204,875
                                                                                    --------------
                                                                                        21,524,475
                                                                                    --------------
MANUFACTURING (DIVERSIFIED)--5.8%
  Tyco International Ltd..............................................    547,300       29,827,850
  United Technologies Corp............................................    551,200       40,380,912
                                                                                    --------------
                                                                                        70,208,762
                                                                                    --------------
MANUFACTURING (SPECIALIZED)--0.5%
  Jabil Circuit, Inc. (b).............................................    204,900        6,323,214

NATURAL GAS--2.6%
  El Paso Corp........................................................    275,514       14,475,506
  Enron Corp..........................................................    341,800       16,748,200
                                                                                    --------------
                                                                                        31,223,706
                                                                                    --------------
OIL & GAS (DRILLING & EQUIPMENT)--0.4%
  Schlumberger Ltd....................................................     83,750        4,409,438

OIL & GAS (EXPLORATION & PRODUCTION)--3.2%
  Anadarko Petroleum Corp.............................................    205,000       11,076,150
  Burlington Resources, Inc...........................................    616,000       24,609,200
  EOG Resources, Inc..................................................     85,000        3,021,750
                                                                                    --------------
                                                                                        38,707,100
                                                                                    --------------
RETAIL (BUILDING SUPPLIES)--2.4%
  Home Depot, Inc. (The)..............................................    376,450       17,523,748
  Lowe's Cos., Inc....................................................    156,000       11,317,800
                                                                                    --------------
                                                                                        28,841,548
                                                                                    --------------
RETAIL (DEPARTMENT STORES)--0.7%
  Kohl's Corp. (b)....................................................    136,400        8,556,372

RETAIL (DRUG STORES)--1.0%
  Walgreen Co.........................................................    342,000       11,679,300

                       See Notes to Financial Statements

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

                                                                          SHARES        VALUE
                                                                        ----------  --------------
RETAIL (GENERAL MERCHANDISE)--2.3%
  Wal-Mart Stores, Inc................................................    574,700   $   28,045,360

TELEPHONE--2.1%
  Qwest Communications International, Inc.............................    413,200       13,168,684
  SBC Communications, Inc.............................................    291,000       11,657,460
                                                                                    --------------
                                                                                        24,826,144
                                                                                    --------------
TOTAL COMMON STOCKS
  (Identified cost $948,053,412)..................................................   1,096,898,123
                                                                                    --------------
FOREIGN COMMON STOCKS--4.3%
COMMUNICATIONS EQUIPMENT--0.5%
  Nokia Oyj ADR (Finland).............................................    274,000        6,038,960

COMPUTERS (SOFTWARE & SERVICES)--1.6%
  Check Point Software Technologies Ltd. (Israel) (b).................    377,000       19,064,890

ELECTRICAL EQUIPMENT--0.6%
  Flextronics International Ltd. (Singapore) (b)......................    274,100        7,156,751

ELECTRONICS (SEMICONDUCTORS)--1.6%
  Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan) (b)........
                                                                          954,800       14,503,412
  United Microelectronics Corp. ADR (Taiwan) (b)......................    546,000        4,859,400
                                                                                    --------------
                                                                                        19,362,812
                                                                                    --------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $52,753,286)...................................................      51,623,413
                                                                                    --------------
TOTAL LONG-TERM INVESTMENTS--95.1%
  (Identified cost $1,000,806,698)................................................   1,148,521,536
                                                                                    --------------

                                                             STANDARD      PAR
                                                             & POOR'S     VALUE
                                                              RATING      (000)         VALUE
                                                             ---------  ----------  --------------
SHORT-TERM OBLIGATIONS--3.7%
CERTIFICATES OF DEPOSIT--0.1%
  Canadian Imperial Bank of Commerce 4.23%, 5/22/02........  AA-        $   1,500   $    1,503,731

COMMERCIAL PAPER--2.6%
  Asset Securitization Corp. 3.90%, 7/5/01.................  A-1+           5,630        5,627,560
  Du Pont (E.I.) de Nemours & Co. 3.95%, 7/11/01...........  A-1+           1,670        1,668,168
  Du Pont (E.I.) de Nemours & Co. 3.90%, 7/19/01...........  A-1+             490          489,045
  General Electric Capital Corp. 3.88%, 7/19/01............  A-1+           2,600        2,594,956
  Receivables Capital Corp. 3.74%, 7/25/01.................  A-1+           2,845        2,837,906
  International Lease Finance Corp. 3.64%, 7/26/01.........  A-1+           5,763        5,748,432
  CXC, Inc. 3.70%, 8/16/01.................................  A-1-           3,500        3,483,453
  Household Finance Corp. 3.62%, 8/16/01...................  A-1            2,500        2,488,436
  National Rural Utilities Cooperative Finance Corp. 6.20%,
    8/17/01................................................  A-1+           2,180        2,162,354
  Marsh USA, Inc. 3.75%, 9/5/01............................  A-1+           3,500        3,476,982
                                                                                    --------------
                                                                                        30,577,292
                                                                                    --------------
FEDERAL AGENCY SECURITIES--0.3%
  Freddie Mac 5.08%, 2/8/02................................  AAA            3,950        3,953,231

FEDERAL AGENCY SECURITIES--VARIABLE(c)--0.2%
  SLMA 3.90%, 7/19/00......................................  AAA            2,000        1,999,960

MEDIUM-TERM NOTES--0.5%
  Associates Corp. 4.16%, 8/27/01 (c)......................  AA-            3,500        3,501,610
  Bank of America Corp. 3.95%, 3/19/02 (c).................  A+             2,500        2,500,663
                                                                                    --------------
                                                                                         6,002,273
                                                                                    --------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $44,028,375)...................................................      44,036,487
                                                                                    --------------
TOTAL INVESTMENTS--98.8%
  (Identified cost $1,044,835,073)................................................   1,192,558,023(a)
  Other assets and liabilities, net--1.2%.........................................      15,080,646
                                                                                    --------------
NET ASSETS--100.0%................................................................  $1,207,638,669
                                                                                    ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $268,838,962 and gross depreciation of $127,290,440 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $1,051,009,501.
(b)  Non-income producing.
(c) Variable rate demand note. The interest rate shown reflects the rate currently in effect.

                       See Notes to Financial Statements

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $1,044,835,073)...........................................  $ 1,192,558,023
Cash........................................................           51,990
Receivables
  Investment securities sold................................       16,458,070
  Dividends and interest....................................          487,351
  Fund shares sold..........................................          143,384
Prepaid expenses............................................               92
                                                              ---------------
    Total assets............................................    1,209,698,910
                                                              ---------------
LIABILITIES
Payables
  Fund shares repurchased...................................          788,288
  Investment advisory fee...................................          637,792
  Printing fee..............................................          461,181
  Custodian fee.............................................          106,377
  Financial agent fee.......................................           38,650
  Trustees' fee.............................................            2,169
Accrued expenses............................................           25,784
                                                              ---------------
    Total liabilities.......................................        2,060,241
                                                              ---------------
NET ASSETS..................................................  $ 1,207,638,669
                                                              ===============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $ 1,172,288,548
  Undistributed net investment income.......................           14,512
  Accumulated net realized loss.............................     (112,387,341)
  Net unrealized appreciation...............................      147,722,950
                                                              ---------------
NET ASSETS..................................................  $ 1,207,638,669
                                                              ===============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................       71,032,950
                                                              ===============
Net asset value and offering price per share................  $         17.00
                                                              ===============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $   3,211,542
  Interest..................................................      1,867,765
  Foreign taxes withheld....................................        (10,162)
                                                              -------------
    Total investment income.................................      5,069,145
                                                              -------------
EXPENSES
  Investment advisory fee...................................      4,258,342
  Financial agent fee.......................................        230,280
  Printing..................................................        195,470
  Custodian.................................................        165,601
  Professional..............................................         14,502
  Trustees..................................................          4,223
  Miscellaneous.............................................         21,840
                                                              -------------
    Total expenses..........................................      4,890,258
    Custodian fees paid indirectly..........................           (399)
                                                              -------------
    Net expenses............................................      4,889,859
                                                              -------------
NET INVESTMENT INCOME.......................................        179,286
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................    (62,023,315)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................   (314,918,052)
                                                              -------------
NET LOSS ON INVESTMENTS.....................................   (376,941,367)
                                                              -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $(376,762,081)
                                                              =============

                       See Notes to Financial Statements

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         SIX MONTHS
                                                                                           ENDED
                                                                                          6/30/01        YEAR ENDED
                                                                                        (UNAUDITED)       12/31/00
                                                                                       --------------  --------------
FROM OPERATIONS
  Net investment income (loss).......................................................  $      179,286  $      703,978
  Net realized gain (loss)...........................................................     (62,023,315)     (9,398,655)
  Net change in unrealized appreciation (depreciation)...............................    (314,918,052)   (358,538,671)
                                                                                       --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................    (376,762,081)   (367,233,348)
                                                                                       --------------  --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income..............................................................        (718,251)       (150,501)
  Net realized capital gains.........................................................     (24,332,957)    (65,839,795)
  In excess of net realized gains....................................................              --     (21,965,729)
                                                                                       --------------  --------------
  DECREASE IN NET ASSETS FROM DISTRIBUTION TO SHAREHOLDERS...........................     (25,051,208)    (87,956,025)
                                                                                       --------------  --------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (3,857,087 and 7,850,882 shares, respectively).......      73,591,865     216,280,791
  Net asset value of shares issued from reinvestment of distributions (1,481,978 and
    3,317,027 shares, respectively)..................................................      25,051,208      87,956,025
  Cost of shares repurchased (8,997,009 and 15,890,334 shares, respectively).........    (169,227,209)   (438,101,258)
                                                                                       --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS..........................     (70,584,136)   (133,864,442)
                                                                                       --------------  --------------
  NET INCREASE (DECREASE) IN NET ASSETS..............................................    (472,397,425)   (589,053,815)
NET ASSETS
  Beginning of period................................................................   1,680,036,094   2,269,089,909
                                                                                       --------------  --------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $14,512 AND
    $553,477, RESPECTIVELY)..........................................................  $1,207,638,669  $1,680,036,094
                                                                                       ==============  ==============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                SIX MONTHS
                                   ENDED                                      YEAR ENDED DECEMBER 31,
                                  6/30/01         -------------------------------------------------------------------------------
                                (UNAUDITED)          2000             1999             1998             1997             1996
                               -------------      -----------      -----------      -----------      -----------      -----------
Net asset value, beginning of
  period.....................   $    22.49        $    28.57       $    23.93       $    19.16       $    18.89       $    18.13
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income
    (loss)...................           --(1)             --(1)          0.03             0.03             0.13             0.19
  Net realized and unrealized
    gain (loss)..............        (5.13)            (4.91)            6.97             5.65             3.70             2.10
                                ----------        ----------       ----------       ----------       ----------       ----------
    TOTAL FROM INVESTMENT
      OPERATIONS.............        (5.13)            (4.91)            7.00             5.68             3.83             2.29
                                ----------        ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS
  Dividends from net
    investment income........        (0.01)               --(1)         (0.05)           (0.03)           (0.13)           (0.18)
  Dividends from net realized
    gains....................        (0.35)            (0.88)           (2.31)           (0.88)           (3.43)           (1.35)
  In excess of net investment
    income...................           --                --            (0.01)              --               --               --
  In excess of net realized
    gains....................           --             (0.29)              --               --               --               --
                                ----------        ----------       ----------       ----------       ----------       ----------
    TOTAL DISTRIBUTIONS......        (0.36)            (1.17)           (2.37)           (0.91)           (3.56)           (1.53)
                                ----------        ----------       ----------       ----------       ----------       ----------
  Capital contribution from
    Adviser..................           --                --             0.01               --               --               --
                                ----------        ----------       ----------       ----------       ----------       ----------
CHANGE IN NET ASSET VALUE....        (5.49)            (6.08)            4.64             4.77             0.27             0.76
                                ----------        ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF
  PERIOD.....................   $    17.00        $    22.49       $    28.57       $    23.93       $    19.16       $    18.89
                                ==========        ==========       ==========       ==========       ==========       ==========
Total return.................       (22.81)%(3)       (17.77)%          29.67%           30.01%           21.07%           12.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)................   $1,207,639        $1,680,036       $2,269,090       $1,876,296       $1,505,568       $1,235,395
RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses.........         0.72%(2)(4)       0.68%            0.68%            0.69%            0.74%            0.72%
  Net investment income......         0.03%(2)          0.03%            0.11%            0.15%            0.64%            1.03%
Portfolio turnover rate......           28%(3)            82%             106%             102%             284%             167%

(1) Amount is less than $0.01.
(2) Annualized.
(3) Not annualized.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

                      PHOENIX-ENGEMANN NIFTY FIFTY SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)


                                                              SHARES        VALUE
                                                             ---------  -------------
COMMON STOCKS--88.4%
BROADCASTING (TELEVISION, RADIO & CABLE)--2.1%
  Univision Communications, Inc. Class A (b)...............    27,450   $  1,174,311

COMMUNICATIONS EQUIPMENT--1.0%
  CIENA Corp. (b)..........................................    14,300        543,400

COMPUTERS (HARDWARE)--2.5%
  Brocade Communications Systems, Inc. (b).................     9,900        435,501
  Sun Microsystems, Inc. (b)...............................    60,000        943,200
                                                                        ------------
                                                                           1,378,701
                                                                        ------------
COMPUTERS (NETWORKING)--3.4%
  Cisco Systems, Inc. (b)..................................    99,370      1,808,534
  McDATA Corp. Class A (b).................................     3,164         55,528
                                                                        ------------
                                                                           1,864,062
                                                                        ------------
COMPUTERS (PERIPHERALS)--4.5%
  EMC Corp. (b)............................................    86,480      2,512,244

COMPUTERS (SOFTWARE & SERVICES)--13.4%
  BEA Systems, Inc. (b)....................................    55,880      1,716,075
  i2 Technologies, Inc. (b)................................    32,500        643,500
  Oracle Corp. (b).........................................    95,670      1,817,730
  Siebel Systems, Inc. (b)................................      9,650        452,585
  VeriSign, Inc. (b).......................................    18,800      1,128,188
  VERITAS Software Corp. (b)...............................    24,370      1,621,336
                                                                        ------------
                                                                           7,379,414
                                                                        ------------
ELECTRICAL EQUIPMENT--0.9%
  Solectron Corp. (b)......................................    26,500        484,950
ELECTRONICS (SEMICONDUCTORS)--9.0%
  Analog Devices, Inc. (b).................................     6,300        272,475
  Applied Micro Circuits Corp. (b).........................    11,350        195,220
  Intel Corp...............................................        30            877
  Maxim Integrated Products, Inc. (b)......................    20,170        891,716
  Texas Instruments, Inc...................................    72,170      2,273,355
  Xilinx, Inc. (b).........................................    33,070      1,363,807
                                                                        ------------
                                                                           4,997,450
                                                                        ------------
ENTERTAINMENT--7.9%
  AOL Time Warner, Inc. (b)................................    53,540      2,837,620
  Viacom, Inc. Class B (b).................................    29,450      1,524,037
                                                                        ------------
                                                                           4,361,657
                                                                        ------------
EQUIPMENT (SEMICONDUCTORS)--2.1%
  Applied Materials, Inc. (b)..............................    24,000      1,178,400

FINANCIAL (DIVERSIFIED)--6.2%
  American Express Co......................................    34,110      1,323,468
  Citigroup, Inc...........................................    39,766      2,101,235
                                                                        ------------
                                                                           3,424,703
                                                                        ------------
HEALTH CARE (DRUGS--MAJOR PHARMACEUTICALS)--12.7%
  Genentech, Inc. (b)......................................    13,930        767,543
  Merck & Co., Inc.........................................    14,790        945,229
  Pfizer, Inc..............................................   107,032      4,286,631
  Pharmacia Corp...........................................    21,830      1,003,088
                                                                        ------------
                                                                           7,002,491
                                                                        ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--5.9%
  Medtronic, Inc...........................................    70,370      3,237,724

                                                              SHARES        VALUE
                                                             ---------  -------------

INVESTMENT MANAGEMENT--1.2%
  Stilwell Financial, Inc..................................    19,220   $    645,023

MANUFACTURING (DIVERSIFIED)--5.3%
  Tyco International Ltd...................................    53,400      2,910,300

NATURAL GAS--0.7%
  Enron Corp...............................................     7,650        374,850

OIL & GAS (EXPLORATION & PRODUCTION)--3.1%
  Anadarko Petroleum Corp..................................    15,700        848,271
  Burlington Resources, Inc................................    22,200        886,890
                                                                        ------------
                                                                           1,735,161
                                                                        ------------
RETAIL (BUILDING SUPPLIES)--3.7%
  Home Depot, Inc. (The)...................................    43,810      2,039,356

RETAIL (GENERAL MERCHANDISE)--2.8%
  Costco Wholesale Corp. (b)...............................    16,700        686,036
  Wal-Mart Stores, Inc.....................................    18,250        890,600
                                                                        ------------
                                                                           1,576,636
                                                                        ------------
TOTAL COMMON STOCKS
  (Identified cost $54,567,070).......................................    48,820,833
                                                                        ------------
FOREIGN COMMON STOCKS--2.8%
COMMUNICATIONS EQUIPMENT--1.6%
  Nokia Oyj ADR (Finland) (b)..............................    39,200        863,968
  TyCom Ltd. (Bermuda) (b).................................     1,350         23,220
                                                                        ------------
                                                                             887,188
                                                                        ------------
ELECTRICAL EQUIPMENT--1.2%
  Flextronics International Ltd. (Singapore) (b)...........    25,450        664,500
                                                                        ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $2,317,493)........................................     1,551,688
                                                                        ------------
TOTAL LONG-TERM INVESTMENTS--91.2%
  (Identified cost $56,884,563).......................................    50,372,521
                                                                        ------------

                                                  STANDARD      PAR
                                                  & POOR'S     VALUE
                                                   RATING      (000)
                                                  ---------  ---------
SHORT-TERM OBLIGATIONS--9.1%
COMMERCIAL PAPER--9.1%
  Bavaria Univrsal Funding Corp. 3.85%, 7/2/01..  A-1        $  1,500      1,499,840
  General Electric Capital Corp. 4%, 7/2/01.....  A-1           1,015      1,014,887
  McDonald's Corp. 4.13%, 7/3/01................  A-1+          1,900      1,899,564
  Honeywell International, Inc. 4%, 7/6/01......  A-1+            100         99,945
  Lexington Parker Capital Co. LLC 3.99%,
    8/22/01.....................................  A-1+            500        497,118
                                                                        ------------
                                                                           5,011,354
                                                                        ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $5,011,354)........................................     5,011,354
                                                                        ------------
TOTAL INVESTMENTS--100.3%
  (Identified cost $61,895,917).......................................    55,383,875(a)
  Other assets and liabilities, net--(0.3%)...........................      (139,664)
                                                                        ------------
NET ASSETS--100.0%....................................................  $ 55,244,211
                                                                        ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,956,788 and gross depreciation of $10,602,380 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $62,029,467.
(b)  Non-income producing.

                       See Notes to Financial Statements

                      PHOENIX-ENGEMANN NIFTY FIFTY SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $61,895,917)..............................................  $   55,383,875
Cash........................................................           2,345
Receivables
  Dividends and interest....................................           9,685
  Fund shares sold..........................................           2,728
                                                              --------------
    Total assets............................................      55,398,633
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased...................................          31,368
  Printing fee..............................................          60,967
  Investment advisory fee...................................          31,584
  Professional fee..........................................          16,658
  Financial agent fee.......................................           7,139
  Trustees' fee.............................................           2,169
Accrued expenses............................................           4,537
                                                              --------------
    Total liabilities.......................................         154,422
                                                              --------------
NET ASSETS..................................................  $   55,244,211
                                                              ==============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $   76,495,063
  Undistributed net investment loss.........................        (134,529)
  Accumulated net realized loss.............................     (14,604,281)
  Net unrealized depreciation...............................      (6,512,042)
                                                              --------------
NET ASSETS..................................................  $   55,244,211
                                                              ==============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................       5,469,616
                                                              ==============
Net asset value and offering price per share................  $        10.10
                                                              ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $      100,201
  Interest..................................................          87,785
  Foreign taxes withheld....................................             (88)
                                                              --------------
    Total investment income.................................         187,898
                                                              --------------
EXPENSES
  Investment advisory fee...................................         276,366
  Financial agent fee.......................................          43,447
  Printing..................................................          25,775
  Professional..............................................          13,776
  Custodian.................................................           8,689
  Trustees..................................................           4,223
  Miscellaneous.............................................           3,791
                                                              --------------
    Total expenses..........................................         376,067
    Less expense borne by investment adviser................         (53,637)
    Custodian fees paid indirectly..........................              (3)
                                                              --------------
    Net expenses............................................         322,427
                                                              --------------
NET INVESTMENT LOSS.........................................        (134,529)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................      (8,387,042)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................     (11,029,377)
                                                              --------------
NET LOSS ON INVESTMENTS.....................................     (19,416,419)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  (19,550,948)
                                                              ==============

                       See Notes to Financial Statements

                      PHOENIX-ENGEMANN NIFTY FIFTY SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                   ENDED
                                                                  6/30/01        YEAR ENDED
                                                                (UNAUDITED)       12/31/00
                                                              ---------------  ---------------
FROM OPERATIONS
  Net investment income (loss)..............................   $   (134,529)    $   (275,936)
  Net realized gain (loss)..................................     (8,387,042)      (5,141,828)
  Net change in unrealized appreciation (depreciation)......    (11,029,377)     (10,800,484)
                                                               ------------     ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................    (19,550,948)     (16,218,248)
                                                               ------------     ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (754,052 and 2,731,022
    shares, respectively)...................................      8,817,274       45,240,716
  Cost of shares repurchased (687,145 and 1,256,726 shares,
    respectively)...........................................     (7,813,961)     (20,750,923)
                                                               ------------     ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................      1,003,313       24,489,793
                                                               ------------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................    (18,547,635)       8,271,545
NET ASSETS
  Beginning of period.......................................     73,791,846       65,520,301
                                                               ------------     ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $(134,529) AND $0, RESPECTIVELY).......   $ 55,244,211     $ 73,791,846
                                                               ============     ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                      SIX MONTHS                 YEAR ENDED                  FROM
                                         ENDED                  DECEMBER 31,               INCEPTION
                                        6/30/01          --------------------------        3/2/98 TO
                                      (UNAUDITED)          2000             1999           12/31/98
                                      -----------        ---------        ---------        ---------
Net asset value, beginning of
  period............................   $  13.66          $  16.68         $  12.62         $  10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)......      (0.03)            (0.06)(4)           --             0.01(4)
  Net realized and unrealized gain
    (loss)..........................      (3.53)            (2.96)            4.06             2.62
                                       --------          --------         --------         --------
    TOTAL FROM INVESTMENT
      OPERATIONS....................      (3.56)            (3.02)            4.06             2.63
                                       --------          --------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income..........................         --                --               --            (0.01)
                                       --------          --------         --------         --------
    TOTAL DISTRIBUTIONS.............         --                --               --            (0.01)
                                       --------          --------         --------         --------
CHANGE IN NET ASSET VALUE...........      (3.56)            (3.02)            4.06             2.62
                                       --------          --------         --------         --------
NET ASSET VALUE, END OF PERIOD......   $  10.10          $  13.66         $  16.68         $  12.62
                                       ========          ========         ========         ========
Total return........................     (26.05)%(2)       (18.11)%          32.15%           26.26%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands).......................    $55,244           $73,792          $65,520          $13,153
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3)............       1.05%(1)(5)       1.05%            1.05%            1.05%(1)
  Net investment income (loss)......      (0.44)%(1)        (0.34)%          (0.12)%           0.07%(1)
Portfolio turnover rate.............         37%(2)            86%              40%              90%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.22%, 1.19%, 1.43% and 2.58% for the periods ended June 30, 2001, December 31, 2000, 1999 and 1998, respectively.
(4) Computed using average shares outstanding.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

                 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)


                                                                         SHARES        VALUE
                                                                        ---------  -------------
COMMON STOCKS--91.2%
AIR FREIGHT--0.8%
  Expeditors International of Washington, Inc.........................     1,685   $    101,098

BANKS (REGIONAL)--0.5%
  Investors Financial Services Corp...................................       975         65,325
BIOTECHNOLOGY--7.1%
  Aviron (b)..........................................................     4,365        248,805
  COR Therapeutics, Inc. (b)..........................................     3,420        104,310
  CV Therapeutics, Inc. (b)...........................................       300         17,100
  Enzon, Inc. (b).....................................................         5            312
  IDEC Pharmaceuticals Corp. (b)......................................     4,585        310,359
  InterMune Pharmaceuticals, Inc. (b).................................       450         16,029
  Myriad Genetics, Inc. (b)...........................................       845         53,505
  NPS Pharmaceuticals, Inc. (b).......................................     2,545        102,309
  Pharmacyclics, Inc. (b).............................................     1,325         44,917
                                                                                   ------------
                                                                                        897,646
                                                                                   ------------
BUILDING MATERIALS--0.4%
  Dal-Tile International, Inc. (b)....................................     2,440         45,262
COMMUNICATIONS EQUIPMENT--0.3%
  McDATA Corp. Class B (b)............................................     1,540         33,634
  Vina Technologies, Inc. (b).........................................     2,325          3,255
                                                                                   ------------
                                                                                         36,889
                                                                                   ------------
COMPUTERS (PERIPHERALS)--6.0%
  NYFIX, Inc. (b).....................................................    22,170        708,331
  Procom Technology, Inc. (b)(c)......................................     6,100         55,083
                                                                                   ------------
                                                                                        763,414
                                                                                   ------------
COMPUTERS (SOFTWARE & SERVICES)--12.3%
  Agile Software Corp. (b)............................................     3,030         51,510
  BEA Systems, Inc. (b)...............................................    10,360        318,156
  E.piphany, Inc. (b).................................................     3,200         32,512
  Extensity, Inc. (b).................................................     4,020         40,602
  Intertrust Technologies Corp. (b)...................................     3,130          3,756
  Interwoven, Inc. (b)................................................     8,690        146,861
  Manugistics Group, Inc. (b).........................................     2,700         67,770
  NetIQ Corp. (b).....................................................     3,610        112,957
  OPNET Technologies, Inc. (b)........................................     4,580         81,845
  Peregrine Systems, Inc. (b).........................................    12,960        375,840
  Predictive Systems, Inc. (b)........................................     4,810         19,240
  Retek, Inc. (b).....................................................     1,620         77,663
  SeeBeyond Technology Corp. (b)......................................     5,225         83,077
  SilverStream Software, Inc. (b).....................................     3,320         23,406
  StorageNetworks, Inc. (b)...........................................     1,020         17,330
  Ulticom, Inc. (b)...................................................     2,400         81,120
  Vastera, Inc. (b)...................................................     1,640         23,288
                                                                                   ------------
                                                                                      1,556,933
                                                                                   ------------
CONSUMER FINANCE--4.1%
  Metris Cos., Inc....................................................    15,360        517,786
ELECTRIC COMPANIES--2.7%
  NewPower Holdings, Inc. (b).........................................    27,675        249,075
  UtiliCorp United, Inc...............................................     3,175         96,996
                                                                                   ------------
                                                                                        346,071
                                                                                   ------------
ELECTRICAL EQUIPMENT--1.4%
  Active Power, Inc. (b)..............................................     1,840         30,691
  PECO II, Inc. (b)...................................................     1,350          8,842
  Pemstar, Inc. (b)...................................................     2,455         36,039
  Plexus Corp. (b)....................................................     1,200         39,600
  Rayovac Corp. (b)...................................................     3,050         64,965
                                                                                   ------------
                                                                                        180,137
                                                                                   ------------

                                                                         SHARES        VALUE
                                                                        ---------  -------------
ELECTRONICS (INSTRUMENTATION)--3.2%
  Aurora Biosciences Corp. (b)........................................     1,105   $     34,255
  Bruker Daltonics, Inc. (b)..........................................     3,185         47,998
  Caliper Technologies Corp. (c)......................................     1,200         25,260
  Caliper Technologies Corp. (b)......................................       220          4,631
  Ciphergen Biosystems, Inc. (b)......................................     2,255         15,221
  Rudolph Technologies, Inc. (b)(c)...................................     5,925        278,475
                                                                                   ------------
                                                                                        405,840
                                                                                   ------------
ELECTRONICS (SEMICONDUCTORS)--7.0%
  Aeroflex, Inc. (b)..................................................     2,575         27,038
  Applied Micro Circuits Corp. (b)....................................    11,580        199,176
  Elantec Semiconductor, Inc. (b).....................................     1,845         62,343
  Micrel, Inc. (b)....................................................     6,955        229,515
  MIPS Technologies, Inc. Class A (b).................................     4,515         78,110
  QuickLogic Corp. (b)................................................    11,150         67,123
  Silicon Storage Technology, Inc. (b)................................     5,340         54,094
  Stanford Microdevices, Inc. (b).....................................     1,205         20,365
  TriQuint Semiconductor, Inc. (b)....................................     5,200        117,000
  Virata Corp. (b)....................................................     2,665         31,580
                                                                                   ------------
                                                                                        886,344
                                                                                   ------------
ENGINEERING & CONSTRUCTION--0.5%
  SBA Communications Corp. (b)........................................     2,510         62,123

EQUIPMENT (SEMICONDUCTORS)--1.4%
  Cymer, Inc. (b).....................................................     5,280        133,531
  Photronic, Inc. (b).................................................     1,500         38,490
                                                                                   ------------
                                                                                        172,021
                                                                                   ------------
FINANCIAL (DIVERSIFIED)--2.5%
  Federal Agricultural Mortgage Corp. Class C (b).....................     8,135        260,157
  Pinnacle Holdings, Inc. (b).........................................     8,620         51,806
                                                                                   ------------
                                                                                        311,963
                                                                                   ------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.4%
  Championship Auto Racing Teams, Inc. (b)............................     3,200         51,200

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--5.0%
  ImmunoGen, Inc. (b).................................................     4,500         90,000
  Inhale Therapeutic Systems, Inc. (b)................................     6,870        158,010
  Ista Pharmaceuticals, Inc. (b)......................................     1,685          5,476
  Medicines Co. (The) (b).............................................     5,510        112,900
  PRAECIS Pharmaceuticals, Inc. (b)...................................     9,010        148,124
  Tanox, Inc. (b).....................................................     3,600        113,580
                                                                                   ------------
                                                                                        628,090
                                                                                   ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.1%
  AeroGen, Inc. (b)...................................................     3,520         23,725
  Affymetrix, Inc. (b)................................................     3,630         80,042
  Align Technology, Inc. (b)..........................................     2,800         21,952
  ArthroCare Corp. (b)................................................     4,415        115,452
  STAAR Surgical Co. (b)..............................................     4,550         21,977
                                                                                   ------------
                                                                                        263,148
                                                                                   ------------
HEALTH CARE (SPECIALIZED SERVICES)--2.4%
  Arena Pharmaceuticals, Inc. (b).....................................     3,155         96,196
  CuraGen Corp. (b)...................................................     2,105         76,622
  Omnicare, Inc.......................................................     6,725        135,845
                                                                                   ------------
                                                                                        308,663
                                                                                   ------------
INVESTMENT MANAGEMENT--5.6%
  Gabelli Asset Management, Inc. Class A (b)..........................     6,875        282,906
  Stewart (W.P) & Co. Ltd.............................................     5,130        125,685
  Stilwell Financial, Inc.............................................     8,970        301,033
                                                                                   ------------
                                                                                        709,624
                                                                                   ------------
LEISURE TIME (PRODUCTS)--0.4%
  Meade Instruments Corp. (b).........................................     7,990         53,773

                       See Notes to Financial Statements

                 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES

                                                                         SHARES        VALUE
                                                                        ---------  -------------
MACHINERY (DIVERSIFIED)--0.1%
  Global Power Equipment Group, Inc. (b)..............................       330   $      9,669
METALS MINING--0.0%
  Peabody Energy Corp. (b)............................................       168          5,502

OIL & GAS (DRILLING & EQUIPMENT)--0.6%
  Grey Wolf, Inc. (b).................................................    19,170         76,680

OIL & GAS (EXPLORATION & PRODUCTION)--5.0%
  ATP Oil & Gas Corp. (b).............................................     5,350         60,134
  Barrett Resources Corp. (b).........................................     2,080        122,720
  Chesapeake Energy Corp. (b).........................................     2,100         14,280
  Evergreen Resources, Inc. (b).......................................     2,800        106,400
  Forest Oil Corp. (b)................................................     2,585         72,380
  Houston Exploration Co. (The) (b)...................................     3,790        118,438
  Louis Dreyfus Natural Gas Corp. (b).................................     3,885        135,392
                                                                                   ------------
                                                                                        629,744
                                                                                   ------------
PUBLISHING--0.6%
  Scholastic Corp. (b)................................................     1,670         70,307

RESTAURANTS--2.8%
  AFC Enterprises, Inc. (b)...........................................     2,400         45,960
  California Pizza Kitchen, Inc. (b)..................................     4,030         93,698
  Cheesecake Factory, Inc. (The) (b)..................................     7,388        209,066
                                                                                   ------------
                                                                                        348,724
                                                                                   ------------
RETAIL (BUILDING SUPPLIES)--0.7%
  Fastenal Co.........................................................     1,510         93,590
RETAIL (COMPUTERS & ELECTRONICS)--0.6%
  Good Guys, Inc. (The) (b)...........................................    21,290         78,347
RETAIL (DISCOUNTERS)--1.4%
  Duane Reade, Inc. (b)...............................................     2,210         71,825
  Factory 2-U Stores, Inc. (b)........................................     3,500        102,725
                                                                                   ------------
                                                                                        174,550
                                                                                   ------------
RETAIL (FOOD CHAINS)--3.4%
  Smart & Final, Inc. (b).............................................     8,360         91,960
  Whole Foods Market, Inc. (b)........................................    12,560        340,376
                                                                                   ------------
                                                                                        432,336
                                                                                   ------------
RETAIL (SPECIALTY)--2.5%
  Cost Plus, Inc. (b).................................................    10,500        315,000
RETAIL (SPECIALTY-APPAREL)--2.8%
  AnnTaylor Stores Corp. (b)..........................................     2,500         89,500
  Charlotte Russe Holding, Inc. (b)...................................     3,300         88,440
  Children's Place Retail Stores, Inc. (The) (b)......................     6,615        177,282
                                                                                   ------------
                                                                                        355,222
                                                                                   ------------
SERVICES (COMMERCIAL & CONSUMER)--4.0%
  Corporate Executive Board Co. (The) (b).............................     7,010        294,420
  Edison Schools, Inc. (b)............................................     4,455        101,752
  Energy Exploration Technologies, Inc. (b)...........................     6,225         10,271
  NCO Group, Inc. (b).................................................     2,510         77,634
  Rent-Way, Inc. (b)..................................................     2,310         25,179
                                                                                   ------------
                                                                                        509,256
                                                                                   ------------

                                                                         SHARES        VALUE
                                                                        ---------  -------------
SERVICES (FACILITIES & ENVIRONMENTAL)--0.5%
  Tetra Tech, Inc. (b)................................................     2,510   $     68,272
                                                                                   ------------
TOTAL COMMON STOCKS
  (Identified cost $12,238,214)..................................................    11,530,549
                                                                                   ------------
FOREIGN COMMON STOCKS--5.0%
COMMUNICATIONS EQUIPMENT--0.6%
  Research in Motion Ltd. (Canada) (b)................................     2,310         74,497

COMPUTERS (SOFTWARE & SERVICES)--2.5%
  IONA Technologies PLC ADR (Ireland) (b).............................     1,315         50,627
  Precise Software Solutions Ltd. (Israel) (b)........................     7,395        227,027
  Verisity Ltd. (Israel) (b)..........................................     2,700         43,200
                                                                                   ------------
                                                                                        320,854
                                                                                   ------------
ELECTRONICS (INSTRUMENTATION)--0.2%
  Exfo Electro-Optical Engineering, Inc. (Canada) (b).................     1,180         19,057

ELECTRONICS (SEMICONDUCTORS)--0.4%
  C-MAC Industries, Inc. (Canada) (b).................................     1,855         48,879

INSURANCE (LIFE/HEALTH)--0.8%
  London Pacific Group Ltd. ADR (United Kingdom)......................    16,250         95,550

OIL & GAS (DRILLING & EQUIPMENT)--0.4%
  Precision Drilling Corp. (Canada) (b)...............................     1,715         53,577

RETAIL (COMPUTERS & ELECTRONICS)--0.1%
  InterTAN, Inc. (Canada) (b).........................................     1,200         16,800
                                                                                   ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $726,584).....................................................       629,214
                                                                                   ------------
TOTAL LONG-TERM INVESTMENTS--96.2%
  (Identified cost $12,964,798)..................................................    12,159,763
                                                                                   ------------

                                                             STANDARD      PAR
                                                             & POOR'S     VALUE
                                                              RATING      (000)
                                                             ---------  ---------
SHORT-TERM OBLIGATIONS--4.1%
COMMERCIAL PAPER--3.5%
  Du Pont (E.I.) de Nemours & Co. 3.90%, 7/19/01...........  A-1+           $172        171,646
  Honeywell International, Inc. 4.25%, 7/2/01..............  A-1             180        179,957
  International Lease Finance Corp. 3.75%, 7/26/01.........  A-1+            100         99,813
                                                                                   ------------
                                                                                        451,416
                                                                                   ------------
FEDERAL AGENCY SECURITIES--0.6%
  Fannie Mae 4.18%, 7/16/01................................  AAA              30         29,931
  Freddie Mac 4.10%, 9/5/01................................  AAA              43         42,417
                                                                                   ------------
                                                                                         72,348
                                                                                   ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $524,133).....................................................       523,764
                                                                                   ------------
TOTAL INVESTMENTS--100.3%
  (Identified cost $13,488,931)..................................................    12,683,527(a)
  Other assets and liabilities net--(0.3%).......................................       (32,929)
                                                                                   ------------
NET ASSETS--100.0%...............................................................  $ 12,650,598
                                                                                   ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,502,102 and gross depreciation of $2,438,925 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $13,620,350.
(b)  Non-income producing.
(c)  Private placement.

                       See Notes to Financial Statements

                 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $13,488,931)..............................................  $   12,683,527
Cash........................................................          19,619
Receivables
  Investments securities sold...............................           6,062
  Fund shares sold..........................................          96,905
                                                              --------------
    Total assets............................................      12,806,113
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased...........................         120,410
  Professional fee..........................................          16,800
  Financial agent fee.......................................           3,794
  Trustees' fee.............................................           2,169
  Investment advisory fee...................................             810
Accrued expenses............................................          11,532
                                                              --------------
    Total liabilities.......................................         155,515
                                                              --------------
NET ASSETS..................................................  $   12,650,598
                                                              ==============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $   14,780,625
  Undistributed net investment loss.........................         (11,157)
  Accumulated net realized loss.............................      (1,313,466)
  Net unrealized depreciation...............................        (805,404)
                                                              --------------
NET ASSETS..................................................  $   12,650,598
                                                              ==============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................       1,694,467
                                                              ==============
Net asset value and offering price per share................           $7.47
                                                              ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

INVESTMENT INCOME
  Interest..................................................  $       36,478
  Dividends.................................................           6,773
                                                              --------------
    Total investment income.................................          43,251
                                                              --------------
EXPENSES
  Investment advisory fee...................................          42,463
  Financial agent fee.......................................          23,285
  Custodian.................................................          14,463
  Professional..............................................          11,395
  Printing..................................................           4,669
  Trustees..................................................           4,223
  Miscellaneous.............................................           3,727
                                                              --------------
    Total expenses..........................................         104,225
    Less expenses borne by investment adviser...............         (49,806)
    Custodian fees paid indirectly..........................            (161)
                                                              --------------
    Net expenses............................................          54,258
                                                              --------------
NET INVESTMENT LOSS.........................................         (11,007)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................        (848,450)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................          20,868
                                                              --------------
NET LOSS ON INVESTMENTS.....................................        (827,582)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $     (838,589)
                                                              ==============

                       See Notes to Financial Statements

                 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                    ENDED         FROM INCEPTION
                                                                   6/30/01          8/15/00 TO
                                                                 (UNAUDITED)         12/31/00
                                                              -----------------  -----------------
FROM OPERATIONS
  Net investment income (loss)..............................    $    (11,007)      $      4,891
  Net realized gain (loss)..................................        (848,450)          (465,016)
  Net change in unrealized appreciation (depreciation)......          20,868           (826,272)
                                                                ------------       ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................        (838,589)        (1,286,397)
                                                                ------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................          (5,041)                --
                                                                ------------       ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................          (5,041)                --
                                                                ------------       ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,011,095 and 898,971
    shares, respectively)...................................       7,422,929          8,920,684
  Net asset value of shares issued from reinvestment of
    distributions (708 and 0 shares, respectively)..........           5,041                 --
  Cost of shares repurchased (174,377 and 41,930 shares,
    respectively)...........................................      (1,203,338)          (364,691)
                                                                ------------       ------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................       6,224,632          8,555,993
                                                                ------------       ------------
  INCREASE (DECREASE) IN NET ASSETS.........................       5,381,002          7,269,596
NET ASSETS
  Beginning of period.......................................       7,269,596                 --
                                                                ------------       ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF ($11,157) AND $4,891)..................    $ 12,650,598       $  7,269,596
                                                                ============       ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                       SIX MONTHS
                                          ENDED            FROM INCEPTION
                                         6/30/01             8/15/00 TO
                                       (UNAUDITED)            12/31/00
                                      -------------        --------------
Net asset value, beginning of
  period............................    $   8.48              $  10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)......       (0.01)                 0.01
  Net realized and unrealized gain
    (loss)..........................       (1.00)                (1.53)
                                        --------              --------
    TOTAL FROM INVESTMENT
     OPERATIONS.....................       (1.01)                (1.52)
                                        --------              --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income..........................          --(5)                 --
                                        --------              --------
    TOTAL DISTRIBUTIONS.............          --                    --
                                        --------              --------
CHANGE IN NET ASSET VALUE...........       (1.01)                (1.52)
                                        --------              --------
NET ASSET VALUE, END OF PERIOD......    $   7.47              $   8.48
                                        ========              ========
Total return........................      (12.05)%(2)           (15.18)%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands).......................     $12,651                $7,270
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3)............        1.15%(1)(4)           1.15%(1)
  Net investment income.............       (0.23)%(1)             0.21%(1)
Portfolio turnover rate.............          12%(2)                21%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.21% and 3.93% for the periods ended June 30, 2001 and December 31, 2000, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) Amount is less than $0.01.

                       See Notes to Financial Statements

                 PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

                                                              STANDARD      PAR
                                                              & POOR'S     VALUE
                                                               RATING      (000)        VALUE
                                                              ---------  ---------  -------------
U.S. GOVERNMENT SECURITIES--40.3%
U.S. TREASURY BONDS--40.3%
  U.S. Treasury Bonds 11.25%, 2/15/15.......................  AAA        $    450   $    681,434
  U.S. Treasury Bonds 9.25%, 2/15/16........................  AAA             400        533,918
  U.S. Treasury Bonds 7.25%, 5/15/16........................  AAA             500        568,953
  U.S. Treasury Bonds 8.75%, 5/15/17........................  AAA             400        518,597
  U.S. Treasury Bonds 9.125%, 5/15/18.......................  AAA             400        538,306
  U.S. Treasury Bonds 8.875%, 2/15/19.......................  AAA             400        529,859
  U.S. Treasury Bonds 8.125%, 8/15/19.......................  AAA             400        497,939
  U.S. Treasury Bonds 8.50%, 2/15/20........................  AAA             450        580,675
  U.S. Treasury Bonds 8.75%, 5/15/20........................  AAA             625        825,907
  U.S. Treasury Bonds 8.75%, 8/15/20........................  AAA             500        661,782
                                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $5,608,076)....................................................     5,937,370
                                                                                    ------------
AGENCY NON-MORTGAGE-BACKED SECURITIES--49.3%
  Fannie Mae 6.625%, 11/15/30...............................  AAA           1,200      1,212,923
  Federal Farm Credit Bank 5.00%, 2/3/03, 2/3/03............  AAA           1,300      1,310,655
  Federal Home Loan Bank 7.125%, 2/15/30, 2/15/30...........  AAA           1,100      1,175,794
  Freddie Mac 6.75%, 9/15/29................................  AAA           2,550      2,602,074
                                                              STANDARD      PAR
                                                              & POOR'S     VALUE
                                                               RATING      (000)        VALUE
                                                              ---------  ---------  -------------
AGENCY NON-MORTGAGE-BACKED SECURITIES--CONTINUED
  Tennesse Valley Authority 5.625%, 1/18/01.................  AAA        $  1,000   $    960,882
                                                                                    ------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
  (Identified cost $7,328,056)....................................................     7,262,328
                                                                                    ------------
TOTAL LONG-TERM INVESTMENTS--89.6%
  (Identified cost $12,936,132)...................................................    13,199,698
                                                                                    ------------
SHORT-TERM OBLIGATIONS--8.9%
REPURCHASE AGREEMENT--8.9%
  JP Morgan & Co., Inc. repurchase agreement 4.01%, dated 6/29/01, due
    7/2/01, repurchase price $1,307,437, collateralized by U.S.
    Treasury Notes 5.125% to 7.875%, 7/31/01 to 12/31/02, market value
    $1,333,140.........................................................     1,307      1,307,000
                                                                                    ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,307,000)....................................................     1,307,000
                                                                                    ------------
TOTAL INVESTMENTS--98.5%
  (Identified cost $14,243,132)...................................................    14,506,698(a)
  Other assets and liabilities, net--1.5%.........................................       225,369
                                                                                    ------------
NET ASSETS--100.0%................................................................  $ 14,732,067
                                                                                    ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $400,287 and gross depreciation of $136,721 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $14,243,132.

                       See Notes to Financial Statements

                 PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $14,243,132)..............................................  $   14,506,698
Cash........................................................             538
Receivables
  Interest..................................................         252,120
  Fund shares sold..........................................          11,514
                                                              --------------
    Total assets............................................      14,770,870
                                                              --------------
LIABILITIES
Payables
  Professional fee..........................................          17,521
  Printing fee..............................................          11,950
  Financial agent fee.......................................           4,013
  Trustees' fee.............................................           2,169
  Investment advisory fee...................................             532
Accrued expenses............................................           2,618
                                                              --------------
    Total liabilities.......................................          38,803
                                                              --------------
NET ASSETS..................................................  $   14,732,067
                                                              ==============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $   14,305,135
  Undistributed net investment income.......................          38,580
  Accumulated net realized gain.............................         124,786
  Net unrealized appreciation...............................         263,566
                                                              --------------
NET ASSETS..................................................  $   14,732,067
                                                              ==============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................       1,364,291
                                                              ==============
Net asset value and offering price per share................          $10.80
                                                              ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

INVESTMENT INCOME
  Interest..................................................  $      437,152
                                                              --------------
    Total investment income.................................         437,152
                                                              --------------
EXPENSES
  Investment advisory fee...................................          42,542
  Financial agent fee.......................................          22,082
  Professional..............................................          14,911
  Printing..................................................           6,374
  Custodian.................................................           5,586
  Trustees..................................................           4,223
  Miscellaneous.............................................           6,804
                                                              --------------
    Total expenses..........................................         102,522
    Less expenses borne by investment adviser...............         (46,872)
                                                              --------------
    Net expenses............................................          55,650
                                                              --------------
NET INVESTMENT INCOME.......................................         381,502
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................         124,712
  Net change in unrealized appreciation (depreciation) on
    investments.............................................        (554,623)
                                                              --------------
NET LOSS ON INVESTMENTS.....................................        (429,911)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $      (48,409)
                                                              ==============

                       See Notes to Financial Statements

                 PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                 ENDED
                                                                6/30/01      YEAR ENDED
                                                              (UNAUDITED)     12/31/00
                                                              ------------  -------------
FROM OPERATIONS
  Net investment income (loss)..............................  $   381,502   $    450,381
  Net realized gain (loss)..................................      124,712             74
  Net change in unrealized appreciation (depreciation)......     (554,623)       906,225
                                                              -----------   ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................      (48,409)     1,356,680
                                                              -----------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................     (348,788)      (444,542)
                                                              -----------   ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................     (348,788)      (444,542)
                                                              -----------   ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (405,802 and 586,368 shares,
    respectively)...........................................    4,507,235      6,225,252
  Net asset value of shares issued from reinvestment of
    distributions
    (31,845 and 41,626 shares, respectively)................      348,788        444,542
  Cost of shares repurchased (112,415 and 105,595 shares,
    respectively)...........................................   (1,239,108)    (1,145,819)
                                                              -----------   ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................    3,616,915      5,523,975
                                                              -----------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................    3,219,718      6,436,113
NET ASSETS
  Beginning of period.......................................   11,512,349      5,076,236
                                                              -----------   ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $38,580 AND $5,866, RESPECTIVELY)......  $14,732,067   $ 11,512,349
                                                              ===========   ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                          SIX MONTHS
                                             ENDED             YEAR           FROM INCEPTION
                                            6/30/01            ENDED           12/15/99 TO
                                          (UNAUDITED)        12/31/00            12/31/99
                                          -----------        ---------        --------------
Net asset value, beginning of period....   $  11.08          $   9.83            $  10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..........       0.28              0.56                0.03
  Net realized and unrealized gain
    (loss)..............................      (0.30)             1.24               (0.17)
                                           --------          --------            --------
    TOTAL FROM INVESTMENT OPERATIONS....      (0.02)             1.80               (0.14)
                                           --------          --------            --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income..............................      (0.26)            (0.55)              (0.03)
                                           --------          --------            --------
    TOTAL DISTRIBUTIONS.................      (0.26)            (0.55)              (0.03)
                                           --------          --------            --------
CHANGE IN NET ASSET VALUE...............      (0.28)             1.25               (0.17)
                                           --------          --------            --------
NET ASSET VALUE, END OF PERIOD..........   $  10.80          $  11.08            $   9.83
                                           ========          ========            ========
Total return............................      (0.23)%(2)        18.75%              (1.47)%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)...    $14,732           $11,512              $5,076
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3)................       0.78%(1)          0.75%               0.75%(1)
  Net investment income.................       5.38%(1)          5.97%               6.61%(1)
Portfolio turnover rate.................         39%(2)             1%                  0%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.45%, 2.52% and 8.21% for the periods ended June 30, 2001, December 31, 2000 and 1999, respectively.

                       See Notes to Financial Statements

                      PHOENIX-GOODWIN MONEY MARKET SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

  FACE
  VALUE                                                                  INTEREST  MATURITY
  (000)                             DESCRIPTION                            RATE      DATE        VALUE
 -------    -----------------------------------------------------------  --------  --------  -------------
 FEDERAL AGENCY SECURITIES--23.9%
 $1,930     FFCB.......................................................    5.88%    7/2/01   $  1,929,976
  4,000     Fannie Mae.................................................    3.86     7/2/01      3,998,386
    925     Fannie Mae.................................................    3.85     7/5/01        924,604
  2,500     Freddie Mac................................................    4.58    7/27/01      2,491,731
  2,500     Freddie Mac................................................    4.58    7/27/01      2,491,731
    250     FHLB.......................................................    3.90     8/8/01        248,971
  2,550     Fannie Mae.................................................    3.60     8/9/01      2,540,055
  1,810     FHLB.......................................................    3.77    8/10/01      1,802,418
  2,000     FHLB.......................................................    5.50    8/13/01      2,003,719
  2,500     Freddie Mac................................................    3.60    8/14/01      2,489,000
    250     Fannie Mae.................................................    3.74    8/30/01        248,442
  2,500     Freddie Mac................................................    3.73     9/6/01      2,482,645
  2,415     FHLB.......................................................    3.50     9/7/01      2,399,034
  2,500     Fannie Mae.................................................    3.53    9/20/01      2,480,144
  4,250     FHLB.......................................................    6.50    9/28/01      4,278,451
  1,000     FHLB.......................................................    5.09    11/13/01     1,004,515
  1,000     Fannie Mae.................................................    5.13    12/26/01     1,006,321
  2,500     Fannie Mae.................................................    6.63    1/15/02      2,533,943
  3,000     FHLB.......................................................    4.13     5/3/02      2,998,052
  3,000     FHLB.......................................................    4.42    5/15/02      3,000,000
  3,500     FHLB.......................................................    4.32    5/23/02      3,499,267
  2,500     Freddie Mac................................................    4.30     6/6/02      2,500,000
                                                                                             ------------
 TOTAL FEDERAL AGENCY SECURITIES...........................................................    49,351,405
                                                                                             ------------

                                                                                   RESET
                                                                                    DATE
                                                                                  --------
 FEDERAL AGENCY SECURITIES--VARIABLE(b)--5.9%
    123     SBA (final maturity 1/25/21)...............................   4.50     7/1/01        123,431
  1,174     SBA (final maturity 10/25/22)..............................   5.50     7/1/01      1,172,187
  2,657     SBA (final maturity 11/25/21)..............................   5.63     7/1/01      2,655,834
  1,955     SBA (final maturity 2/25/23)...............................   5.50     7/1/01      1,954,660
    836     SBA (final maturity 2/25/23)...............................   5.50     7/1/01        835,560
  1,734     SBA (final maturity 3/25/24)...............................   4.38     7/1/01      1,733,932
    174     SBA (final maturity 5/25/21)...............................   5.50     7/1/01        174,200
  1,955     SBA (final maturity 9/25/23)...............................   5.38     7/1/01      1,955,406
  1,500     SLMA (final maturity 7/19/01)..............................   3.90     7/3/01      1,500,000
                                                                                            ------------
 TOTAL FEDERAL AGENCY SECURITIES--VARIABLE................................................    12,105,210
                                                                                            ------------

                                                            STANDARD
                                                            & POOR'S             MATURITY
                                                             RATING                DATE
                                                           -----------           --------
 COMMERCIAL PAPER--52.4%
  1,415     Bavaria Universal Funding Corp...............  A-1           3.85     7/2/01       1,414,849
  5,000     Honeywell International, Inc.................  A-1           4.25     7/2/01       4,999,410
    700     Special Purpose Accounts Receivable
            Cooperative Corp.............................  A-1           4.00     7/2/01         699,922
  2,750     International Lease Finance Corp.............  A-1+          3.85     7/3/01       2,749,412
  2,500     Preferred Receivables Funding Corp...........  A-1           4.00     7/3/01       2,499,444
  3,005     Asset Securitization Corp....................  A-1+          3.90     7/5/01       3,003,698
  2,000     Asset Securitization Corp....................  A-1+          4.00     7/5/01       1,999,111
  1,680     Koch Industries, Inc.........................  A-1+          4.00     7/5/01       1,679,253
  2,500     Ford Motor Credit Co.........................  A-1           4.02     7/6/01       2,498,604
  3,000     Household Finance Corp.......................  A-1           4.23     7/6/01       2,998,237
  2,500     Preferred Receivables Funding Corp...........  A-1           4.00     7/6/01       2,498,611
  3,000     General Electric Capital Corp................  A-1+          4.60    7/10/01       2,996,550
  3,000     Schering-Plough Corp.........................  A-1+          4.25    7/10/01       2,996,812
  2,000     Dupont (E.I.) de Nemours & Co................  A-1+          3.95    7/11/01       1,997,806
    610     Halliburton Co...............................  A-1+          3.80    7/11/01         609,356
  3,505     Kimberly-Clark Corp..........................  A-1+          4.20    7/11/01       3,500,911
  1,885     Gannett Co., Inc.............................  A-1           3.98    7/12/01       1,882,708
    750     Gannett Co., Inc.............................  A-1           4.00    7/12/01         749,083
  1,380     Enterprise Funding Corp......................  A-1+          3.72    7/13/01       1,378,289
  1,750     Bavaria Universal Funding Corp...............  A-1           3.93    7/17/01       1,746,943

                       See Notes to Financial Statements

                      PHOENIX-GOODWIN MONEY MARKET SERIES

  FACE                                                      STANDARD
 VALUE                                                      & POOR'S    INTEREST  MATURITY
 (000)                      DESCRIPTION                      RATING      RATE      DATE        VALUE
 -------    ---------------------------------------------  -----------  --------  --------  -------------
 COMMERCIAL PAPER--CONTINUED
 $2,000     Delaware Funding Group.......................  A-1+           4.05%   7/18/01   $   1,996,175
  1,216     Asset Securitization Corp....................  A-1+           3.74    7/19/01       1,213,726
  2,500     Receivables Capital Corp.....................  A-1+           3.77    7/19/01       2,495,287
  2,018     Enterprise Funding Corp......................  A-1+           4.00    7/20/01       2,013,740
  2,500     Lexington Parker Capital Co. LLC.............  A-1            3.82    7/20/01       2,494,960
  2,680     Pfizer, Inc..................................  A-1+           3.85    7/23/01       2,673,695
  2,500     Verizon Network Funding Corp.................  A-1+           3.70    7/23/01       2,494,347
  2,890     BellSouth Capital Funding Corp...............  A-1+           3.65    7/24/01       2,883,261
  2,500     Lexington Parker Capital Co. LLC.............  A-1            4.75    7/25/01       2,492,083
  2,500     International Lease Finance Corp.............  A-1+           3.64    7/26/01       2,493,681
  2,500     Special Purpose Accounts Receivable
            Cooperative Corp.............................  A-1            3.75    7/26/01       2,493,490
  2,885     Wisconsin Electric Power Co..................  A-1+           3.72    7/31/01       2,876,056
  2,500     Wisconsin Electric Power Co..................  A-1+           3.82    7/31/01       2,492,042
  1,750     Preferred Receivables Funding Corp...........  A-1            3.72     8/1/01       1,744,394
  2,500     Pfizer, Inc..................................  A-1+           3.60     8/3/01       2,491,750
  4,455     Enterprise Funding Corp......................  A-1+           3.72    8/15/01       4,434,284
    532     Lexington Parker Capital Co. LLC.............  A-1            4.01    8/15/01         529,333
  3,000     CXC, Inc.....................................  A-1-           3.70    8/16/01       2,985,817
  3,500     Household Finance Corp.......................  A-1            3.62    8/16/01       3,483,811
  3,200     National Rural Utility Cooperative Finance
            Corp.........................................  A-1+           6.20    8/17/01       3,174,098
  1,760     BellSouth Capital Funding Corp...............  A-1+           3.73    8/24/01       1,750,153
  1,300     Campbell Soup Co.............................  A-1            3.75    8/30/01       1,291,875
  5,000     Honeywell International, Inc.................  A-1            3.72    8/31/01       4,968,483
  1,000     Lexington Parker Capital Co. LLC.............  A-1            4.60    8/31/01         992,206
  1,448     Lexington Parker Capital Co. LLC.............  A-1            3.81     9/5/01       1,437,886
  3,000     Marsh USA, Inc...............................  A-1+           3.75     9/5/01       2,979,375
                                                                                            -------------
 TOTAL COMMERCIAL PAPER...................................................................    108,275,017
                                                                                            -------------
 MEDIUM-TERM NOTES--12.1%
  2,500     National Rural Utility Cooperative Finance
            Corp. (b)....................................  A+             4.80    7/20/01       2,500,000
  3,750     Wal-Mart Stores, Inc.........................  AA             6.15    8/10/01       3,753,910
  3,000     Associates Corporation of North
            America (b)..................................  AA-            4.16    8/27/01       3,000,324
  2,000     Bank of America Corp.........................  A+             7.00    9/15/01       2,007,435
  5,920     General Electric Capital Corp................  AAA            6.33    9/17/01       5,945,294
  2,500     Bank of America Corp. (b)....................  A+             3.95    9/19/01       2,501,151
  1,200     Associates Corporation of North America......  AA             7.88    9/30/01       1,211,323
  2,500     Beta Finance, Inc............................  AAA            5.26    2/25/02       2,500,000
  1,500     Associates Corporation of North America......  AA-            6.50    7/15/02       1,537,314
                                                                                            -------------
 TOTAL MEDIUM-TERM NOTES..................................................................     24,956,751
                                                                                            -------------
 CERTIFICATES OF DEPOSIT--3.6%
  5,000     Canadian Imperial Bank of Commerce (b).......  AA-            3.79    8/20/01       4,999,560
  2,500     Canadian Imperial Bank of Commerce...........  AA-            4.23    5/22/02       2,499,777
                                                                                            -------------
 TOTAL CERTIFICATES OF DEPOSIT............................................................      7,499,337
                                                                                            -------------
 TOTAL INVESTMENTS--97.9%
   (Identified cost $202,187,720).........................................................    202,187,720(a)
   Other assets and liabilities, net--2.1%................................................      4,258,748
                                                                                            -------------
 NET ASSETS--100.0%.......................................................................  $ 206,446,468
                                                                                            =============

(a) Federal Income Tax Information: At June 30, 2001, the aggregate cost of securities was the same for book and tax purposes.
(b) Variable or step coupon security. The interest rate shown reflects the rate currently in effect.

                       See Notes to Financial Statements

                      PHOENIX-GOODWIN MONEY MARKET SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $202,187,720).............................................  $ 202,187,720
Cash........................................................          3,013
Receivables
  Fund shares sold..........................................      4,585,093
  Interest..................................................        929,939
  Investment securities sold................................         54,833
                                                              -------------
    Total assets............................................    207,760,598
                                                              -------------
LIABILITIES
Payables
  Fund shares repurchased...................................      1,158,261
  Investment advisory fee...................................         62,103
  Financial agent fee.......................................         16,369
  Trustees' fee.............................................          2,169
Accrued expenses............................................         75,228
                                                              -------------
    Total liabilities.......................................      1,314,130
                                                              -------------
NET ASSETS..................................................  $ 206,446,468
                                                              =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $ 206,446,468
                                                              -------------
NET ASSETS..................................................  $ 206,446,468
                                                              =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................     20,644,670
                                                              =============
Net asset value and offering price per share................  $       10.00
                                                              =============

STATEMENT OF OPERATIONS
JUNE 30, 2001
(UNAUDITED)

INVESTMENT INCOME
  Interest..................................................  $   5,023,942
                                                              -------------
    Total investment income.................................      5,023,942
                                                              -------------
EXPENSES
  Investment advisory fee...................................        370,836
  Financial agent fee.......................................         97,169
  Printing..................................................         21,798
  Custodian.................................................         16,641
  Professional..............................................         11,864
  Trustees..................................................          4,223
  Miscellaneous.............................................          5,493
                                                              -------------
    Total expenses..........................................        528,024
    Less expense borne by investment adviser................        (15,218)
    Custodian fees paid indirectly..........................         (2,893)
                                                              -------------
    Net expenses............................................        509,913
                                                              -------------
NET INVESTMENT INCOME.......................................      4,514,029
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $   4,514,029
                                                              =============

                       See Notes to Financial Statements

                      PHOENIX-GOODWIN MONEY MARKET SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS
                                                                                  ENDED
                                                                                 6/30/01        YEAR ENDED
                                                                               (UNAUDITED)       12/31/00
                                                                             ---------------  ---------------
FROM OPERATIONS
  Net investment income (loss).............................................  $    4,514,029   $   10,023,970
                                                                             --------------   --------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..............       4,514,029       10,023,970
                                                                             --------------   --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income....................................................      (4,514,029)     (10,023,970)
                                                                             --------------   --------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS................      (4,514,029)     (10,023,970)
                                                                             --------------   --------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (41,753,979 and 68,283,798 shares,
    respectively)..........................................................     417,539,790      682,837,977
  Net asset value of shares issued from reinvestment of distributions
    (451,403 and 1,002,397 shares, respectively)...........................       4,514,029       10,023,970
  Cost of shares repurchased (39,557,547 and 74,847,784 shares,
    respectively)..........................................................    (395,575,475)    (748,477,835)
                                                                             --------------   --------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS................      26,478,344      (55,615,888)
                                                                             --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS....................................      26,478,344      (55,615,888)
NET ASSETS
  Beginning of period......................................................     179,968,124      235,584,012
                                                                             --------------   --------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $0
    AND $0, RESPECTIVELY)..................................................  $  206,446,468   $  179,968,124
                                                                             ==============   ==============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                          SIX MONTHS
                                             ENDED                                YEAR ENDED DECEMBER 31,
                                            6/30/01        ---------------------------------------------------------------------
                                          (UNAUDITED)        2000           1999           1998           1997           1996
                                          -----------      ---------      ---------      ---------      ---------      ---------
Net asset value, beginning of period....   $  10.00        $  10.00       $  10.00       $  10.00       $  10.00       $  10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..........       0.24            0.59           0.47           0.50           0.50           0.50
                                           --------        --------       --------       --------       --------       --------
    TOTAL FROM INVESTMENT OPERATIONS....       0.24            0.59           0.47           0.50           0.50           0.50
                                           --------        --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income..............................      (0.24)          (0.59)         (0.47)         (0.50)         (0.50)         (0.50)
                                           --------        --------       --------       --------       --------       --------
    TOTAL DISTRIBUTIONS.................      (0.24)          (0.59)         (0.47)         (0.50)         (0.50)         (0.50)
                                           --------        --------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD..........   $  10.00        $  10.00       $  10.00       $  10.00       $  10.00       $  10.00
                                           ========        ========       ========       ========       ========       ========
Total return............................       2.43%(3)        6.03%          4.82%          5.09%          4.99%          4.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)...   $206,446        $179,968       $235,584       $196,811       $126,607       $131,361
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (1)................       0.55%(2)(4)     0.55%          0.55%          0.55%          0.55%          0.55%
  Net investment income.................       4.87%(2)        5.83%          4.73%          4.99%          5.07%          4.89%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.57%, 0.58% and 0.57% for the periods ended June 30, 2001, December 31, 2000 and 1999, respectively.
(2) Annualized
(3) Not annualized
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

                                                                          PAR
                                                             MOODY'S     VALUE
                                                              RATING     (000)         VALUE
                                                             --------  ----------  -------------
U.S. GOVERNMENT SECURITIES--1.9%
U.S. TREASURY BONDS--1.9%
  U.S. Treasury Bonds 5.375%, 2/15/31......................  Aaa       $   3,410   $  3,232,574
                                                                                   ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $3,280,142)...................................................     3,232,574
                                                                                   ------------
AGENCY MORTGAGE-BACKED SECURITIES--0.5%
  GNMA 8%, 9/15/06.........................................  Aaa               4          3,730
  GNMA 8%, 10/15/06........................................  Aaa              87         91,368
  GNMA 6.50%, 10/15/23.....................................  Aaa             212        211,572
  GNMA 6.50%, 12/15/25.....................................  Aaa             190        188,671
  GNMA 6.50%, 12/15/25.....................................  Aaa             139        138,681
  GNMA 6.50%, 12/15/25.....................................  Aaa             160        159,389
  GNMA 6.50%, 1/15/26......................................  Aaa             117        116,488
                                                                                   ------------
                                                                                        909,899
                                                                                   ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $904,438).....................................................       909,899
                                                                                   ------------
AGENCY NON MORTGAGE-BACKED SECURITIES--3.9%
  Fannie Mae 6.625%, 9/15/09...............................  Aaa           6,250      6,474,212
                                                                                   ------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
  (Identified cost $6,228,344)...................................................     6,474,212
                                                                                   ------------
MUNICIPAL BONDS--11.4%
CALIFORNIA--1.4%
  Alameda Corridor Transportation Authority Revenue Taxable
    Series C 6.50%, 10/1/19................................  Aaa             750        720,165
  Alameda Corridor Transportation Authority Revenue Taxable
    Series C 6.60%, 10/1/29................................  Aaa           1,750      1,663,830
                                                                                   ------------
                                                                                      2,383,995
                                                                                   ------------
CONNECTICUT--2.0%
  Mashantucket Western Pequot Tribe Revenue Taxable Series
    A 6.91%, 9/1/12........................................  Aaa           1,100      1,131,636
  Mashantucket Western Pequot Tribe Revenue Taxable Series
    A 144A 6.57%, 9/1/13 (b)...............................  Aaa           2,140      2,127,331
                                                                                   ------------
                                                                                      3,258,967
                                                                                   ------------
FLORIDA--2.2%
  Tampa Solid Waste System Revenue Taxable Series A 6.46%,
    10/1/09................................................  Aaa           2,250      2,252,633
  University of Miami Exchangeable Revenue Taxable Series A
    7.65%, 4/1/20 (d)......................................  Aaa           1,310      1,335,453
                                                                                   ------------
                                                                                      3,588,086
                                                                                   ------------
ILLINOIS--1.8%
  Illinois Educational Facilities Authority-Loyola
    University Revenue Taxable Series C 7.12%, 7/1/11......  Aaa           1,330      1,383,586
  Illinois Educational Facilities Authority-Loyola
    University Revenue Taxable Series A 7.84%, 7/1/24......  Aaa           1,600      1,650,512
                                                                                   ------------
                                                                                      3,034,098
                                                                                   ------------
MASSACHUSETTS--1.9%
  Massachusetts Port Authority Revenue Taxable Series C
    6.35%, 7/1/06..........................................  Aa            1,500      1,516,650
  Worcester Pension General Obligation Taxable 6.25%
    1/1/28.................................................  Aaa           1,750      1,602,143
                                                                                   ------------
                                                                                      3,118,793
                                                                                   ------------
PENNSYLVANIA--1.2%
  Pittsburgh Pension General Obligation Taxable Series B
    6.35%, 3/1/13..........................................  Aaa           2,000      1,943,480

TEXAS--0.9%
  Texas State University System Revenue 6.16%, 3/15/06.....  Aaa           1,495      1,508,066
                                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $18,848,623)..................................................    18,835,485
                                                                                   ------------
                                                                          PAR
                                                             MOODY'S     VALUE
                                                              RATING     (000)         VALUE
                                                             --------  ----------  -------------
ASSET-BACKED SECURITIES--0.8%
  Green Tree Financial Corp. 97-5, M1 6.95%, 5/15/29.......  Aa        $   1,445   $  1,402,728
                                                                                   ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $1,372,177)...................................................     1,402,728
                                                                                   ------------
CORPORATE BONDS--24.8%
AIRLINES--2.9%
  America West Airlines 00-G 8.057%, 7/2/20................  Aaa           1,188      1,264,427
  Continental Airlines, Inc. 97-1A 7.461%, 4/1/15..........  Aa            1,302      1,332,659
  Northwest Airlines Corp. 00-1 Class G 8.072%, 10/1/19....  Aaa           1,990      2,144,295
                                                                                   ------------
                                                                                      4,741,381
                                                                                   ------------
BANKS (MAJOR REGIONAL)--1.5%
  BNP U.S. Funding LLC Series A 144A, 7.738%,
    12/31/49 (b)(d)........................................  A             2,500      2,555,085

BROADCASTING (TELEVISION, RADIO & CABLE)--2.9%
  Adelphia Communications Corp. 10.25%, 6/15/11............  B             1,250      1,237,500
  Charter Communications Holdings LLC 144A 10%,
    5/15/11 (b)............................................  B             1,500      1,530,000
  Comcast Cable Communications, Inc. 7.125%, 6/15/13.......  Baa           1,000        994,265
  Insight Communications Co., Inc. 144A 0%,
    2/15/11 (b)(d).........................................  B             1,750        997,500
                                                                                   ------------
                                                                                      4,759,265
                                                                                   ------------
CHEMICALS--0.8%
  IMC Global, Inc. 6.50%, 8/1/03...........................  Ba            1,500      1,367,429

CHEMICALS (SPECIALTY)--0.8%
  MacDermid, Inc. 144A 9.125%, 7/15/11 (b).................  Ba            1,250      1,262,500

COMMUNICATIONS EQUIPMENT--1.1%
  American Tower Corp. 144A 9.375%, 2/1/09 (b).............  B             2,000      1,880,000

COMPUTERS (SOFTWARE & SERVICES)--0.1%
  Concentic Network Corp. 12.75%, 12/15/07.................  B               625        193,750

ENGINEERING & CONSTRUCTION--0.7%
  Encompass Services Corp. 144A 10.50%, 5/1/09 (b).........  B             1,250      1,206,250

FINANCIAL (DIVERSIFIED)--1.3%
  Erac USA Finance Co. 144A 7.35%, 6/15/08 (b).............  Baa           1,000      1,017,000
  Pemex Project Funding Master Trust RegS 9.125%,
    10/13/10...............................................  Baa           1,000      1,058,750
                                                                                   ------------
                                                                                      2,075,750
                                                                                   ------------
HARDWARE & TOOLS--0.6%
  Black & Decker Corp. 144A 7.125%, 6/1/11 (b).............  Baa           1,000        991,287

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.7%
  Fresenius Medical Care Capital Trust 144A 7.875%,
    6/15/11 (b)............................................  Ba            1,250      1,206,250

HOUSEHOLD FURNISHINGS & APPLIANCES--0.2%
  Metromedia International Group, Inc. Series B 10.50%,
    9/30/07................................................  NR              881        396,411

LEISURE TIME (PRODUCTS)--0.7%
  Bally Total Fitness Holding Corp. Series D 9.875%,
    10/15/07...............................................  B             1,150      1,147,125

MACHINERY (DIVERSIFIED)--0.9%
  Terex Corp. 144A 10.375% 4/1/11 (b)......................  B             1,500      1,552,500

MANUFACTURING (DIVERSIFIED)--0.6%
  Dresser, Inc. 144A 9.375%, 4/15/11 (b)...................  B             1,000      1,017,500

                       See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                                          PAR
                                                             MOODY'S     VALUE
                                                              RATING     (000)         VALUE
                                                             --------  ----------  -------------
METAL FABRICATORS--0.3%
  Century Aluminum Co. 144A 11.75%, 4/15/08 (b)............  Ba        $     500   $    522,500

OIL & GAS (DRILLING & EQUIPMENT)--0.6%
  R & B Falcon Corp. Series B 6.75%, 4/15/05...............  Baa           1,000      1,015,000

OIL & GAS (EXPLORATION & PRODUCTION)--0.9%
  Chesapeake Energy Corp. 144A 8.125%, 4/1/11 (b)..........  B             1,500      1,411,875
PAPER & FOREST PRODUCTS--2.0%
  Corporacion Durango SA de CV 13.125%, 8/1/06.............  B               750        759,375
  Nortek, Inc. 144A 9.875%, 6/15/11 (b)....................  B             1,000        967,500
  S.D. Warren Co. PIK 14%, 12/15/06........................  Ba            1,391      1,505,216
                                                                                   ------------
                                                                                      3,232,091
                                                                                   ------------
POWER PRODUCERS (INDEPENDENT)--0.6%
  AES Corp. 9.375%, 9/15/10................................  Ba            1,000      1,015,000

PUBLISHING--0.9%
  Primedia, Inc. 144A 8.875%, 5/15/11 (b)..................  Ba            1,500      1,413,750
SERVICES (COMMERCIAL & CONSUMER)--0.5%
  Service Corporation International 7.20%, 6/1/06..........  B             1,000        865,000
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.8%
  Tritel PCS, Inc. 10.375%, 1/15/11........................  B             1,400      1,288,000

TELECOMMUNICATIONS (LONG DISTANCE)--1.7%
  Level 3 Communication, Inc. 10.75%, 3/15/08 (g)..........  B             1,750        614,820
  NTL Communications Corp. Series B 11.875%, 10/1/10.......  B             1,200        804,000
  Worldcom, Inc. 7.50%, 5/15/11............................  A             1,500      1,460,475
                                                                                   ------------
                                                                                      2,879,295
                                                                                   ------------
WASTE MANAGEMENT--0.7%
  Allied Waste Industries 7.40%, 9/15/35...................  Ba            1,500      1,200,000
                                                                                   ------------
TOTAL CORPORATE BONDS
  (Identified cost $42,802,776)..................................................    41,194,994
                                                                                   ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--20.8%
  CS First Boston Mortgage Securities Corp. 97-1R, 1M4
    7.51%, 2/28/22 (d).....................................  Baa           1,720      1,630,570
  CS First Boston Mortgage Securities Corp. 97-SPCE, C
    7.077%, 4/20/38 (c)....................................  AA            2,000      2,021,842
  Commercial Mortgage Asset Trust 99-C1, D 7.35%,
    10/17/13...............................................  Baa             500        480,056
  Commercial Resecuritization Trust 01-ABC2, A1 7.17%,
    2/21/13................................................  Aaa           1,750      1,732,500
  First Chicago/Lennar Trust 97-CHL1, D 8.12%,
    4/29/39 (c)(d).........................................  BB            2,000      1,774,160
  First Union-Lehman Brothers Commercial Mortgage Trust
    97-C2, F 7.50%, 11/18/29 (c)...........................  BB+           1,000        815,331
  LB Commercial Conduit Mortgage Trust 99-C2, A2 7.325%,
    10/15/32...............................................  Aaa           2,100      2,202,703
  Merrill Lynch Mortgage Investors, Inc. 96-C2, C 6.96%,
    11/21/28 (c)...........................................  A             3,607      3,615,454
  Morgan Stanley Capital I 98-WF2, C 6.77%, 7/15/30 (c)....  A             1,700      1,699,481
  Mortgage Capital Funding, Inc. 98-MC2, B 6.549%,
    6/18/30................................................  Aa            2,500      2,492,969
  Norwest Asset Securities Corp. 99-5, B3 6.25%,
    3/25/14 (c)............................................  BBB           1,414      1,326,442
  Norwest Asset Securities Corp. 99-10, B3 6.25%,
    4/25/14 (c)............................................  BBB             812        770,896
  Norwest Asset Securities Corp. 97-7, B1 7%, 5/25/27......  A             1,906      1,891,271
  Paine Webber Mortgage Acceptance Corp. 00-1, M 7.75%,
    9/25/30 (c)............................................  AA            1,275      1,320,711
  Residential Funding Mortgage Securities I 94-S7, M3
    6.50%, 3/25/24.........................................  Baa           3,828      3,677,190
  Residential Funding Mortgage Securities I 00-S2, A3
    7.50%, 2/25/30 (c).....................................  AAA           1,086      1,128,282
                                                                          PAR
                                                             MOODY'S     VALUE
                                                              RATING     (000)         VALUE
                                                             --------  ----------  -------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--CONTINUED
  Ryland Mortgage Securities Corp. III 92-A, 1A 8.254%,
    3/29/30 (c)(d).........................................  AAA       $     299   $    297,653
  Securitized Asset Sales, Inc. 95-6, B3 7%, 12/25/10......  NR            1,023      1,010,964
  Seneca Funding I Ltd. RegS 6.75%, 5/31/29................  Aa            2,000      1,580,000
  Structured Asset Securities Corp. 00-C2, L 5.833%,
    3/20/03 (c)(d).........................................  BB+           1,294      1,260,476
  Summit Mortgage Trust 00-1, B3 6.139%, 12/28/12 (c)......  A-            1,818      1,808,559
                                                                                   ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $34,077,665)..................................................    34,537,510
                                                                                   ------------
FOREIGN GOVERNMENT SECURITIES--13.7%
BULGARIA--1.5%
  Republic of Bulgaria IAB PDI 6.313%, 7/28/11 (d).........  B             2,500      1,976,562
  Republic of Bulgaria IAB RPDI 6.313%, 7/28/11 (d)........  B               250        197,656
  Republic of Bulgaria FLIRB Series A 3%, 7/28/12 (d)......  B               435        353,709
                                                                                   ------------
                                                                                      2,527,927
                                                                                   ------------
CROATIA--1.0%
  Croatia Series B 6.25%, 7/31/06 (d)......................  Baa           1,456      1,433,681
  Croatia Series A 6.25%, 7/31/10 (d)......................  Baa             216        211,590
                                                                                   ------------
                                                                                      1,645,271
                                                                                   ------------
JAMAICA--1.0%
  Government of Jamaica 144A 11.75%, 5/15/11 (b)...........  Ba            1,500      1,586,250

MEXICO--3.1%
  United Mexican States Global Bond 11.375%, 9/15/16.......  Baa           1,000      1,206,500
  United Mexican States Global Bond 8.125%, 12/30/19.......  Baa           4,250      4,016,250
                                                                                   ------------
                                                                                      5,222,750
                                                                                   ------------
PANAMA--0.9%
  Republic of Panama 9.375%, 4/1/29........................  Ba            1,500      1,548,750

PHILIPPINES--1.1%
  Republic of Philippines 9.875%, 1/15/19..................  Ba            2,000      1,745,000

POLAND--1.6%
  Poland Government Bond Series 0206 8.50%, 2/12/06 (f)....  NR            8,050      1,660,030
  Republic of Poland Bearer PDIB 6%, 10/27/14 (d)..........  Baa           1,000        988,150
                                                                                   ------------
                                                                                      2,648,180
                                                                                   ------------
RUSSIA--2.9%
  Russian Federation RegS 5%, 3/31/30 (d)..................  B            10,000      4,737,500

VENEZUELA--0.6%
  Republic of Venezuela 9.25%, 9/15/27.....................  B             1,500      1,038,750
                                                                                   ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $22,220,593)..................................................    22,700,378
                                                                                   ------------
FOREIGN CORPORATE BONDS--14.8%
BAHAMAS--0.6%
  Teekay Shipping Corp. 144A 8.875% 7/15/11 (b)............  Ba            1,000      1,015,000

CANADA--1.9%
  GT Group Telecom, Inc. 0%, 2/1/10 (d)....................  Caa           3,000        960,000
  Methanex Corp. 7.75%, 8/15/05............................  Ba            1,000        980,000
  Microcell Telecommunications, Inc. Series B 0%,
    6/1/06 (d).............................................  B             1,500      1,117,500
                                                                                   ------------
                                                                                      3,057,500
                                                                                   ------------
CAYMAN ISLANDS--1.1%
  Petrobas International Finance 144A 9.75%, 7/6/11 (b)....  Baa           1,750      1,745,625

CHILE--2.3%
  Empresa Nacional de Electricidad SA 8.50%, 4/1/09........  Baa       $   2,000      2,026,620

                       See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                                          PAR
                                                             MOODY'S     VALUE
                                                              RATING     (000)         VALUE
                                                             --------  ----------  -------------
CHILE--CONTINUED
  HQI Transelectric SA 144A 7.875%, 4/15/11 (b)............  Baa       $   1,675   $  1,704,312
                                                                                   ------------
                                                                                      3,730,932
                                                                                   ------------
FINLAND--0.1%
  Stora Enso Oyj 7.375% 5/15/11............................  Baa             235        238,019
GERMANY--0.5%
  Messer Griesheim Holdings AG 144A 10.375%,
    6/1/11 (b)(g)..........................................  B             1,000        876,198

IRELAND--0.4%
  Clondalkin Industries PLC 10.625%, 1/15/10 (g)...........  B               750        663,498

ISRAEL--0.5%
  Partner Communications Co. Ltd. Series DTC 13%,
    8/15/10................................................  B             1,000        892,500
MEXICO--0.9%
  Grupo Industrial Durango 12.625%, 8/1/03.................  B               645        672,412
  Grupo Transportacion Ferroviaria Mexicana SA de CV 0%,
    6/15/09................................................  B             1,000        862,500
                                                                                   ------------
                                                                                      1,534,912
                                                                                   ------------
NETHERLANDS--2.3%
  Deutsche Telekom International Finance BV 8.25%,
    6/15/30................................................  A             2,000      2,056,552
  Koninklijke KPN NV 8%, 10/1/10...........................  Baa           1,050      1,007,025
  Netia Holdings BV 13.75%, 6/15/10 (g)....................  B             1,000        457,147
  United Pan-Europe Communications NV Series B 11.25%,
    2/1/10 (g).............................................  Caa           1,000        330,162
                                                                                   ------------
                                                                                      3,850,886
                                                                                   ------------
POLAND--1.0%
  TPSA Finance BV 144A 7.75%, 12/10/08 (b).................  Baa           1,700      1,682,738
UNITED KINGDOM--1.0%
  Royal & Sun Alliance Insurance Group 8.95%, 10/15/29.....  A             1,500      1,620,975
VENEZUELA--2.2%
  PDVSA Finance Ltd. Tranche I 9.75%, 2/15/10..............  Baa           1,000      1,057,950
  PDVSA Finance Ltd. 7.50%, 11/15/28.......................  Baa           3,250      2,552,680
                                                                                   ------------
                                                                                      3,610,630
                                                                                   ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $27,195,209)..................................................    24,519,413
                                                                                   ------------
CONVERTIBLE BONDS--0.5%
OIL & GAS (DRILLING & EQUIPMENT)--0.5%
  Parker Drilling Co. Cv. 5.50%, 8/1/04....................  B             1,000        910,000
                                                                                   ------------
TOTAL CONVERTIBLE BONDS
  (Identified cost $875,207).....................................................       910,000
                                                                                   ------------

                                                                         PAR
                                                                        VALUE
                                                                        (000)         VALUE
                                                                      ----------  -------------
CREDIT LINKED NOTES--1.2%
BROADCASTING (TELEVISION, RADIO & CABLE)--0.6%
  Earls Four Limited Series 499 144A Repackaged Telewest Finance
    (Jersey) Ltd. 12.05%, 7/7/05 (b)(h).............................  $   1,000   $    940,000

ELECTRICAL EQUIPMENT--0.6%
  STEERS-Registered Trademark- Credit Linked Trust 2001, Series
    SLR-2 Repackaged Selectron Corp. 0%, 5/8/20 (h).................      1,000        932,500
                                                                                  ------------
TOTAL CREDIT LINKED NOTES
  (Identified cost $2,000,000)..................................................     1,872,500
                                                                                  ------------

                                                                        SHARES
                                                                      ----------
PREFERRED STOCKS--1.2%
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.7%
  Nextel Communications, Inc. Series E PIK 11.125%..................     20,052      1,203,120

TELECOMMUNICATIONS (LONG DISTANCE)--0.5%
  Global Crossing Holdings Ltd. PIK 10.50%..........................     14,105        811,038
                                                                                  ------------
TOTAL PREFERRED STOCKS
  (Identified cost $3,347,547)..................................................     2,014,158
                                                                                  ------------
FOREIGN COMMON STOCKS--0.2%
TELECOMMUNICATIONS (LONG DISTANCE)--0.2%
  AT&T Latin America Corp. Class A (e)..............................     64,050        318,969
                                                                                  ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $281,820)....................................................       318,969
                                                                                  ------------
WARRANTS--0.1%
COMMUNICATIONS EQUIPMENT--0.1%
  GT Group Telecom, Inc. 144A Warrants (Canada) (b)(e)..............      3,000         90,000
  Loral Space & Communications, Inc. Warrants (e)...................      1,000          3,000
                                                                                  ------------
                                                                                        93,000
                                                                                  ------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.0%
  Leap Wireless International, Inc. 144A Warrants (b)(e)............      1,500          3,750
                                                                                  ------------
TOTAL WARRANTS
  (Identified cost $7,500)......................................................        96,750
                                                                                  ------------
TOTAL LONG-TERM INVESTMENTS--95.8%
  (Identified cost $163,442,041)................................................   159,019,570
                                                                                  ------------

                                                                         PAR
                                                            MOODY'S     VALUE
                                                             RATING     (000)
                                                            --------  ----------
SHORT-TERM OBLIGATIONS--1.3%
COMMERCIAL PAPER--1.3%
  Koch Industries, Inc. 4%, 7/5/01........................  P-1       $   2,185      2,184,029
                                                                                  ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,184,029)..................................................     2,184,029
                                                                                  ------------
TOTAL INVESTMENTS--97.1%
  (Identified cost $165,626,070)................................................   161,203,599(a)
  Other assets and liabilities, net--2.9%.......................................     4,770,986
                                                                                  ------------
NET ASSETS--100.0%..............................................................  $165,974,585
                                                                                  ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,525,672 and gross depreciation of $8,152,396 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $165,830,323.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, these securities amounted to a value of $31,302,701 or 18.9% of net assets.
(c)  As rated by Standard & Poors or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  Non-income producing.
(f)  Par value represents Polish Zloty.
(g)  Par value represents Euros.
(h)  Illiquid.

                       See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $165,626,070).............................................  $  161,203,599
Cash........................................................          37,936
Receivables
  Investment securities sold................................       3,918,772
  Interest and dividends....................................       2,771,243
  Fund shares sold..........................................          15,354
                                                              --------------
    Total assets............................................     167,946,904
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased...........................       1,748,864
  Fund shares repurchased...................................          43,352
  Investment advisory fee...................................          61,548
  Financial agent fee.......................................          14,508
  Trustees' fee.............................................           2,169
Accrued expenses............................................         101,878
                                                              --------------
    Total liabilities.......................................       1,972,319
                                                              --------------
NET ASSETS..................................................  $  165,974,585
                                                              ==============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $  193,672,886
  Undistributed net investment income.......................       1,618,637
  Accumulated net realized loss.............................     (24,862,501)
  Net unrealized depreciation...............................      (4,454,437)
                                                              --------------
NET ASSETS..................................................  $  165,974,585
                                                              ==============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................      19,164,330
                                                              ==============
Net asset value and offering price per share................           $8.66
                                                              ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

INVESTMENT INCOME
  Interest..................................................  $    7,189,942
  Dividends.................................................         171,218
                                                              --------------
    Total investment income.................................       7,361,160
                                                              --------------
EXPENSES
  Investment advisory fee...................................         413,222
  Financial agent fee.......................................          85,902
  Printing..................................................          33,420
  Custodian.................................................          23,023
  Professional..............................................          15,808
  Trustees..................................................           4,223
  Miscellaneous.............................................           9,113
                                                              --------------
    Total expenses..........................................         584,711
    Less expenses borne by investment adviser...............         (46,078)
    Custodian fees paid indirectly..........................          (1,445)
                                                              --------------
    Net expenses............................................         537,188
                                                              --------------
NET INVESTMENT INCOME.......................................       6,823,972
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................      (2,086,927)
  Net realized gain on swaps................................         778,617
  Net realized loss on options..............................         (88,750)
  Net realized loss on foreign currency transactions........        (742,619)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................          24,662
  Net change in unrealized appreciation (depreciation) on
    foreign currency and foreign currency transactions......          65,620
  Net change in unrealized appreciation (depreciation) on
    swap agreements.........................................        (453,473)
                                                              --------------
NET LOSS ON INVESTMENTS.....................................      (2,502,870)
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $    4,321,102
                                                              ==============

                       See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED
                                                                 6/30/01        YEAR ENDED
                                                               (UNAUDITED)       12/31/00
                                                              --------------  --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $   6,823,972   $  13,668,791
  Net realized gain (loss)..................................     (2,139,679)     (5,880,094)
  Net change in unrealized appreciation (depreciation)......       (363,191)      2,305,818
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................      4,321,102      10,094,515
                                                              -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................     (5,960,180)    (13,098,481)
                                                              -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................     (5,960,180)    (13,098,481)
                                                              -------------   -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (2,396,425 and 2,983,752
    shares, respectively)...................................     21,358,685      26,381,533
  Net asset value of shares issued from reinvestment of
    distributions (681,076 and 1,491,618 shares,
    respectively)...........................................      5,960,180      13,098,481
  Cost of shares repurchased (2,217,300 and 5,555,049
    shares, respectively)...................................    (19,806,292)    (49,211,316)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................      7,512,573      (9,731,302)
                                                              -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................      5,873,495     (12,735,268)
NET ASSETS
  Beginning of period.......................................    160,101,090     172,836,358
                                                              -------------   -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $1,618,637 AND $754,845,
    RESPECTIVELY)...........................................  $ 165,974,585   $ 160,101,090
                                                              =============   =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED DECEMBER 31,
                                       6/30/2001        -------------------------------------------------------------------------
                                      (UNAUDITED)         2000            1999            1998            1997            1996
                                      -----------       ---------       ---------       ---------       ---------       ---------
Net asset value, beginning of
  period............................   $   8.75         $   8.92        $   9.18        $  10.38        $  10.34        $  10.22
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)......       0.36             0.75            0.73            0.77            0.75            0.79
  Net realized and unrealized gain
    (loss)..........................      (0.13)           (0.19)          (0.24)          (1.17)           0.34            0.43
                                       --------         --------        --------        --------        --------        --------
    TOTAL FROM INVESTMENT
      OPERATIONS....................       0.23             0.56            0.49           (0.40)           1.09            1.22
                                       --------         --------        --------        --------        --------        --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income..........................      (0.32)           (0.73)          (0.75)          (0.74)          (0.77)          (0.78)
  Dividends from net realized
    gains...........................         --               --              --           (0.06)          (0.28)          (0.32)
                                       --------         --------        --------        --------        --------        --------
    TOTAL DISTRIBUTIONS.............      (0.32)           (0.73)          (0.75)          (0.80)          (1.05)          (1.10)
                                       --------         --------        --------        --------        --------        --------
CHANGE IN NET ASSET VALUE...........      (0.09)           (0.17)          (0.26)          (1.20)           0.04            0.12
                                       --------         --------        --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD......   $   8.66         $   8.75        $   8.92        $   9.18        $  10.38        $  10.34
                                       ========         ========        ========        ========        ========        ========
Total return........................       2.65%(3)         6.47%           5.46%          (4.02)%         10.93%          12.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands).......................   $165,975         $160,101        $172,836        $187,363        $191,627        $145,044
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (1)............       0.65%(2)(4)      0.65%           0.65%           0.64%           0.65%           0.65%
  Net investment income.............       8.26%(2)         8.45%           7.79%           7.61%           7.25%           7.80%
Portfolio turnover rate.............        111%(3)          148%            125%            160%            151%            191%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.71%, 0.69%, 0.71%, 0.66%, and 0.67% for the periods ended June 30, 2001, December 31, 2000, 1999, 1997 and 1996, respectively.
(2) Annualized.
(3) Not annualized.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

                     PHOENIX-HOLLISTER VALUE EQUITY SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)


                                                                   SHARES        VALUE
                                                                  ---------  -------------
COMMON STOCKS--84.2%
AEROSPACE/DEFENSE--1.6%
  Boeing Co. (The)..............................................    20,000   $  1,112,000

AIR FREIGHT--0.1%
  FedEx Corp. (b)...............................................     2,000         80,400
AIRLINES--1.1%
  Delta Air Lines, Inc..........................................     7,000        308,560
  Northwest Airlines Corp. (b)..................................    19,900        502,475
                                                                             ------------
                                                                                  811,035
                                                                             ------------
ALUMINUM--1.8%
  Alcoa, Inc....................................................    32,000      1,260,800

AUTO PARTS & EQUIPMENT--3.1%
  Genuine Parts Co..............................................    15,000        472,500
  Snap-on, Inc..................................................    17,000        410,720
  TRW, Inc......................................................    31,200      1,279,200
                                                                             ------------
                                                                                2,162,420
                                                                             ------------
AUTOMOBILES--0.9%
  Ford Motor Co.................................................    25,000        613,750
BANKS (MAJOR REGIONAL)--4.0%
  Bank One Corp.................................................    20,600        737,480
  FleetBoston Financial Corp....................................     4,400        173,580
  Mellon Financial Corp.........................................    15,400        708,400
  Wells Fargo & Co..............................................    26,300      1,221,109
                                                                             ------------
                                                                                2,840,569
                                                                             ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--1.3%
  Charter Communications, Inc. Class A (b)......................    39,000        910,650

CHEMICALS--3.5%
  Dow Chemical Co. (The)........................................    20,000        665,000
  Du Pont (E.I.) de Nemours & Co................................    30,000      1,447,200
  Praxair, Inc..................................................     8,000        376,000
                                                                             ------------
                                                                                2,488,200
                                                                             ------------
COMPUTERS (SOFTWARE & SERVICES)--2.1%
  Computer Associates International, Inc........................    19,700        709,200
  Microsoft Corp. (b)...........................................     4,400        321,200
  Oracle Corp. (b)..............................................    24,000        456,000
                                                                             ------------
                                                                                1,486,400
                                                                             ------------
CONSUMER FINANCE--0.8%
  MBNA Corp.....................................................    18,000        593,100

ELECTRIC COMPANIES--2.5%
  Constellation Energy Group, Inc...............................    16,300        694,380
  Dominion Resources, Inc.......................................     8,700        523,131
  Entergy Corp..................................................    13,600        522,104
                                                                             ------------
                                                                                1,739,615
                                                                             ------------
ELECTRICAL EQUIPMENT--0.5%
  Artesyn Technologies, Inc. (b)................................    29,000        374,100
ELECTRONICS (SEMICONDUCTORS)--1.2%
  Advanced Micro Devices, Inc. (b)..............................    30,000        866,400

ENGINEERING & CONSTRUCTION--0.8%
  Fluor Corp....................................................     6,700        302,505
  Horizon Offshore, Inc. (b)....................................    19,200        259,200
                                                                             ------------
                                                                                  561,705
                                                                             ------------
FINANCIAL (DIVERSIFIED)--7.4%
  Allied Capital Corp...........................................    27,500        636,625

                                                                   SHARES        VALUE
                                                                  ---------  -------------
FINANCIAL (DIVERSIFIED)--CONTINUED
  Ambac Financial Group, Inc....................................    20,300   $  1,181,460
  Citigroup, Inc................................................    15,000        792,600
  Freddie Mac...................................................     5,000        350,000
  J.P. Morgan Chase & Co........................................    20,100        896,460
  Morgan Stanley Dean Witter & Co...............................    14,700        944,181
  USA Education, Inc............................................     6,200        452,600
                                                                             ------------
                                                                                5,253,926
                                                                             ------------
FOODS--0.8%
  Charles River Laboratories International, Inc. (b)............    16,000        556,000

HEALTH CARE (DIVERSIFIED)--0.7%
  Bristol-Myers Squibb Co.......................................     9,700        507,310

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--1.4%
  Schering-Plough Corp..........................................    27,300        989,352

HEALTH CARE (GENERIC AND OTHER)--0.9%
  Watson Pharmaceuticals, Inc. (b)..............................    10,000        616,400

HEALTH CARE (MANAGED CARE)--1.9%
  Aetna, Inc. (b)...............................................    39,200      1,014,104
  Trigon Healthcare, Inc. (b)...................................     5,000        324,250
                                                                             ------------
                                                                                1,338,354
                                                                             ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.7%
  Applera Corp-Applied Biosystems Group.........................    16,600        444,050
  DENTSPLY International, Inc...................................       400         17,740
                                                                             ------------
                                                                                  461,790
                                                                             ------------
HOUSEHOLD FURNISHINGS & APPLIANCES--0.4%
  Whirlpool Corp................................................     5,000        312,500

INSURANCE (LIFE/HEALTH)--0.3%
  Torchmark Corp................................................     5,000        201,050

INSURANCE (MULTI-LINE)--2.3%
  American International Group, Inc.............................    13,000      1,118,000
  Loews Corp....................................................     7,800        502,554
                                                                             ------------
                                                                                1,620,554
                                                                             ------------
INSURANCE (PROPERTY-CASUALTY)--0.9%
  Allstate Corp. (The)..........................................    15,000        659,850

INVESTMENT BANKING/BROKERAGE--2.7%
  Goldman Sachs Group, Inc. (The)...............................     9,500        815,100
  Lehman Brothers Holdings, Inc.................................     5,000        388,750
  Merrill Lynch & Co., Inc......................................    12,000        711,000
                                                                             ------------
                                                                                1,914,850
                                                                             ------------
MACHINERY (DIVERSIFIED)--1.4%
  Caterpillar, Inc..............................................    20,000      1,001,000

MANUFACTURING (DIVERSIFIED)--4.7%
  Illinois Tool Works, Inc......................................    20,000      1,266,000
  Johnson Controls, Inc.........................................     8,000        579,760
  Textron, Inc..................................................    10,000        550,400
  United Technologies Corp......................................    12,800        937,728
                                                                             ------------
                                                                                3,333,888
                                                                             ------------
METAL FABRICATORS--0.6%
  Shaw Group, Inc. (The) (b)....................................    11,300        453,130

METALS MINING--0.6%
  Phelps Dodge Corp.............................................    10,000        415,000

OIL & GAS (DRILLING & EQUIPMENT)--1.3%
  Schlumberger Ltd..............................................     9,200        484,380

                       See Notes to Financial Statements

                     PHOENIX-HOLLISTER VALUE EQUITY SERIES

                                                                   SHARES        VALUE
                                                                  ---------  -------------
OIL & GAS (DRILLING & EQUIPMENT)--CONTINUED
  Weatherford International, Inc. (b)...........................     8,400   $    403,200
                                                                             ------------
                                                                                  887,580
                                                                             ------------
OIL & GAS (EXPLORATION & PRODUCTION)--3.4%
  Anadarko Petroleum Corp.......................................     7,000        378,210
  Apache Corp...................................................    12,100        614,075
  Louis Dreyfus Natural Gas Corp. (b)...........................    18,100        630,785
  Mitchell Energy & Development Corp. Class A...................    16,400        758,500
                                                                             ------------
                                                                                2,381,570
                                                                             ------------
OIL (DOMESTIC INTEGRATED)--0.5%
  USX-Marathon Group............................................    11,600        342,316
OIL (INTERNATIONAL INTEGRATED)--1.0%
  Exxon Mobil Corp..............................................     8,000        698,800

PAPER & FOREST PRODUCTS--2.4%
  Georgia-Pacific Group.........................................    20,000        677,000
  International Paper Co........................................    28,000        999,600
                                                                             ------------
                                                                                1,676,600
                                                                             ------------
POWER PRODUCERS (INDEPENDENT)--2.8%
  AES Corp. (The) (b)...........................................     5,900        253,995
  Calpine Corp. (b).............................................    46,200      1,746,360
                                                                             ------------
                                                                                2,000,355
                                                                             ------------
PUBLISHING (NEWSPAPERS)--0.9%
  Gannett Co., Inc..............................................     8,200        540,380
  New York Times Co. (The) Class A..............................     3,000        126,000
                                                                             ------------
                                                                                  666,380
                                                                             ------------
RAILROADS--1.3%
  CSX Corp......................................................    26,000        942,240
REITS--0.7%
  Prentiss Properties Trust.....................................     8,500        223,550
  Summit Properties, Inc........................................    11,400        305,862
                                                                             ------------
                                                                                  529,412
                                                                             ------------
RESTAURANTS--2.6%
  McDonald's Corp...............................................    35,200        952,512
  Wendy's International, Inc....................................    35,600        909,224
                                                                             ------------
                                                                                1,861,736
                                                                             ------------
RETAIL (BUILDING SUPPLIES)--0.5%
  Sherwin-Williams Co. (The)....................................    16,500        366,300

RETAIL (DEPARTMENT STORES)--0.9%
  Federated Department Stores, Inc. (b).........................     4,000        170,000
  May Department Stores Co. (The)...............................    14,000        479,640
                                                                             ------------
                                                                                  649,640
                                                                             ------------
RETAIL (DISCOUNTERS)--0.7%
  Factory 2-U Stores, Inc. (b)..................................    10,000        293,500
  Ross Stores, Inc..............................................     7,000        167,650
                                                                             ------------
                                                                                  461,150
                                                                             ------------
RETAIL (FOOD CHAINS)--1.2%
  Albertson's, Inc..............................................    29,500        884,705
RETAIL (GENERAL MERCHANDISE)--1.0%
  Kmart Corp. (b)...............................................    48,700        558,589
  Target Corp...................................................     4,000        138,400
                                                                             ------------
                                                                                  696,989
                                                                             ------------
SAVINGS & LOAN COMPANIES--1.1%
  Washington Mutual, Inc........................................    20,400        766,020

                                                                   SHARES        VALUE
                                                                  ---------  -------------

TELEPHONE--3.2%
  SBC Communications, Inc.......................................    30,000   $  1,201,800
  Verizon Communications, Inc...................................    20,000      1,070,000
                                                                             ------------
                                                                                2,271,800
                                                                             ------------
TOBACCO--3.4%
  Philip Morris Cos., Inc.......................................    30,000      1,522,500
  R.J. Reynolds Tobacco Holdings, Inc...........................    10,000        546,000
  UST, Inc......................................................    11,400        329,004
                                                                             ------------
                                                                                2,397,504
                                                                             ------------
WASTE MANAGEMENT--2.3%
  Waste Management, Inc.........................................    53,000      1,633,460
                                                                             ------------
TOTAL COMMON STOCKS
  (Identified cost $59,378,535)............................................    59,650,655
                                                                             ------------
FOREIGN COMMON STOCKS--4.0%
FINANCIAL (DIVERSIFIED)--0.9%
  XL Capital Ltd. Class A (Bermuda).............................     8,100        665,010

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.6%
  GlaxoSmithKline PLC ADR (United Kingdom) (b)..................     8,000        449,600

INSURANCE (LIFE/HEALTH)--0.7%
  Manulife Financial Corp. (Canada).............................    17,100        477,261

INSURANCE (PROPERTY-CASUALTY)--0.7%
  ACE Ltd. (Bermuda)............................................    12,000        469,080

OIL & GAS (DRILLING & EQUIPMENT)--1.1%
  Petroleum Geo-Services ASA ADR (Norway) (b)...................    25,000        252,750
  Precision Drilling Corp. (Canada) (b).........................    17,400        543,576
                                                                             ------------
                                                                                  796,326
                                                                             ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $2,960,636).............................................     2,857,277
                                                                             ------------
UNIT INVESTMENT TRUSTS--8.9%
  AMEX Financial Select Sector Depository Receipts..............    22,100        627,640
  iShares Russel 1000 Value Index Fund..........................    47,600      2,796,024
  iShares Russell 2000 Value Index Fund.........................    22,200      2,863,800
                                                                             ------------
                                                                                6,287,464
                                                                             ------------
TOTAL UNIT INVESTMENT TRUSTS
  (Identified cost $6,268,223).............................................     6,287,464
                                                                             ------------
TOTAL LONG-TERM INVESTMENTS--97.1%
  (Identified cost $68,607,394)............................................    68,795,396
                                                                             ------------

                                                       STANDARD      PAR
                                                       & POOR'S     VALUE
                                                        RATING      (000)
                                                       ---------  ---------
SHORT-TERM OBLIGATIONS--3.7%
COMMERCIAL PAPER--3.7%
  Honeywell International 4.15%, 7/2/01..............  A-1        $  1,500      1,499,827
  Ford Motor Credit Co. 3.95%, 7/20/01...............  A-1             100         99,792
  Halliburton Co. 3.90%, 8/23/01.....................  A-1           1,000        994,258
                                                                             ------------
                                                                                2,593,877
                                                                             ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,593,877).............................................     2,593,877
                                                                             ------------
TOTAL INVESTMENTS--100.8%
  (Identified cost $71,201,271)............................................    71,389,273(a)
  Other assets and liabilities, net--(0.8%)................................      (551,768)
                                                                             ------------
NET ASSETS--100.0%.........................................................  $ 70,837,505
                                                                             ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,353,582 and gross depreciation of $3,345,035 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $71,380,726.
(b)  Non-income producing.

                       See Notes to Financial Statements

                     PHOENIX-HOLLISTER VALUE EQUITY SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $71,201,271)..............................................  $  71,389,273
Cash........................................................          2,797
Receivables
  Fund shares sold..........................................        158,378
  Dividends and interest....................................         74,617
  Investment securities sold................................         69,504
  Tax reclaims..............................................          2,312
                                                              -------------
    Total assets............................................     71,696,881
                                                              -------------
LIABILITIES
Payables
  Investment securities purchased...........................        709,816
  Fund shares repurchased...................................         58,927
  Investment advisory fee...................................         33,686
  Financial agent fee.......................................          7,642
  Trustees' fee.............................................          2,169
Accrued expenses............................................         47,136
                                                              -------------
    Total liabilities.......................................        859,376
                                                              -------------
NET ASSETS..................................................  $  70,837,505
                                                              =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $  69,566,127
  Undistributed net investment income.......................        175,884
  Accumulated net realized gain.............................        907,492
  Net unrealized appreciation...............................        188,002
                                                              -------------
NET ASSETS..................................................  $  70,837,505
                                                              =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................      5,179,231
                                                              =============
Net asset value and offering price per share................  $       13.68
                                                              =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $     431,847
  Interest..................................................         79,558
  Foreign taxes withheld....................................         (1,588)
                                                              -------------
    Total investment income.................................        509,817
                                                              -------------
EXPENSES
  Investment advisory fee...................................        200,770
  Financial agent fee.......................................         40,199
  Professional..............................................         15,277
  Printing..................................................         13,044
  Custodian.................................................         12,761
  Trustees..................................................          4,223
  Miscellaneous.............................................          3,777
                                                              -------------
    Total expenses..........................................        290,051
    Less expense borne by investment adviser................        (46,250)
    Custodian fees paid indirectly..........................             (9)
                                                              -------------
    Net expenses............................................        243,792
                                                              -------------
NET INVESTMENT INCOME.......................................        266,025
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................        975,097
  Net change in unrealized appreciation (depreciation) on
    investments.............................................     (6,971,895)
                                                              -------------
NET LOSS ON INVESTMENTS.....................................     (5,996,798)
                                                              -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  (5,730,773)
                                                              =============

                       See Notes to Financial Statements

                     PHOENIX-HOLLISTER VALUE EQUITY SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED
                                                                 6/30/01        YEAR ENDED
                                                               (UNAUDITED)       12/31/00
                                                              --------------  --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $     266,025   $     217,788
  Net realized gain (loss)..................................        975,097       3,290,918
  Net change in unrealized appreciation (depreciation)......     (6,971,895)      4,815,976
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................     (5,730,773)      8,324,682
                                                              -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................       (102,325)       (210,302)
  Net realized gains........................................       (442,046)     (3,789,806)
                                                              -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................       (544,371)     (4,000,108)
                                                              -------------   -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (2,662,463 and 1,830,008
    shares, respectively)...................................     38,011,804      26,662,655
  Net asset value of shares issued from reinvestment of
    distributions (40,001 and 268,777 shares,
    respectively)...........................................        544,371       4,000,108
  Cost of shares repurchased (487,294 and 487,619 shares,
    respectively)...........................................     (6,904,294)     (6,996,636)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................     31,651,881      23,666,127
                                                              -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................     25,376,737      27,990,701
NET ASSETS
  Beginning of period.......................................     45,460,768      17,470,067
                                                              -------------   -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $175,884 AND $12,184, RESPECTIVELY)....  $  70,837,505   $  45,460,768
                                                              =============   =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                              SIX MONTHS                 YEAR ENDED                  FROM
                                                                 ENDED                  DECEMBER 31,               INCEPTION
                                                                6/30/01          --------------------------        3/2/98 TO
                                                              (UNAUDITED)          2000             1999           12/31/98
                                                              -----------        ---------        ---------        ---------
Net asset value, beginning of period........................   $  15.34          $  12.91         $  11.03         $  10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..............................       0.05              0.07             0.04             0.05
  Net realized and unrealized gain (loss)...................      (1.60)             3.98             2.63             1.03
                                                               --------          --------         --------         --------
    TOTAL FROM INVESTMENT OPERATIONS........................      (1.55)             4.05             2.67             1.08
                                                               --------          --------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment income......................      (0.02)            (0.08)           (0.04)           (0.05)
  Dividends from net realized gains.........................      (0.09)            (1.54)           (0.75)              --
                                                               --------          --------         --------         --------
    TOTAL DISTRIBUTIONS.....................................      (0.11)            (1.62)           (0.79)           (0.05)
                                                               --------          --------         --------         --------
CHANGE IN NET ASSET VALUE...................................      (1.66)             2.43             1.88             1.03
                                                               --------          --------         --------         --------
NET ASSET VALUE, END OF PERIOD..............................   $  13.68          $  15.34         $  12.91         $  11.03
                                                               ========          ========         ========         ========
Total return................................................     (10.13)%(2)        32.16%           24.33%           10.79%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands).......................    $70,838           $45,461          $17,470           $9,533
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3)....................................       0.85%(1)(4)       0.85%            0.85%            0.85%(1)
  Net investment income.....................................       0.93%(1)          0.79%            0.41%            0.85%(1)
Portfolio turnover rate.....................................        139%(2)           166%             168%              77%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.01%, 1.33%, 2.03% and 2.46% for the periods ended June 30, 2001, December 31, 2000, 1999 and 1998, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

                                                             STANDARD      PAR
                                                             & POOR'S     VALUE
                                                              RATING      (000)        VALUE
                                                             ---------  ---------  -------------
U.S. GOVERNMENT SECURITIES--0.1%
U.S. TREASURY NOTES--0.1%
  U.S. Treasury Notes 7.50%, 11/15/01(c)...................  AAA        $    155   $    157,107
                                                                                   ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $157,209).....................................................       157,107
                                                                                   ------------

                                                                         SHARES
                                                                        ---------
COMMON STOCKS--96.6%
AEROSPACE/DEFENSE--0.8%
  Boeing Co. (The)....................................................     9,600        533,760
  Goodrich Corp.......................................................     3,400        129,132
  Lockheed Martin Corp................................................     5,300        196,365
                                                                                   ------------
                                                                                        859,257
                                                                                   ------------
AIRLINES--0.5%
  Continental Airlines, Inc. Class B (b)..............................       600         29,550
  Delta Air Lines, Inc................................................     4,200        185,136
  Southwest Airlines Co...............................................    15,800        292,142
                                                                                   ------------
                                                                                        506,828
                                                                                   ------------
ALUMINUM--0.5%
  Alcoa, Inc..........................................................    15,300        602,820
AUTO PARTS & EQUIPMENT--0.2%
  Delphi Automotive Systems Corp......................................     8,800        140,184
  Lear Corp. (b)......................................................     1,800         62,820
  Visteon Corp........................................................     3,000         55,140
                                                                                   ------------
                                                                                        258,144
                                                                                   ------------
AUTOMOBILES--0.9%
  Ford Motor Co.......................................................    12,700        311,785
  General Motors Corp.................................................    11,000        707,850
                                                                                   ------------
                                                                                      1,019,635
                                                                                   ------------
BANKS (MAJOR REGIONAL)--3.6%
  AmSouth Bancorp.....................................................     7,200        133,128
  Bank of New York Co., Inc. (The)....................................     7,200        345,600
  Bank One Corp.......................................................    22,200        794,760
  Comerica, Inc.......................................................       200         11,520
  FleetBoston Financial Corp..........................................     1,500         59,175
  Huntington Bancshares, Inc..........................................     1,500         24,525
  KeyCorp.............................................................     8,900        231,845
  Mellon Financial Corp...............................................     3,600        165,600
  Northern Trust Corp.................................................     1,900        118,750
  PNC Financial Services Group........................................     7,600        500,004
  SouthTrust Corp.....................................................     5,000        130,000
  SunTrust Banks, Inc.................................................     3,400        220,252
  U.S. Bancorp........................................................    38,500        877,415
  Union Planters Corp.................................................     1,900         82,840
  Wachovia Corp.......................................................       400         28,460
  Wells Fargo & Co....................................................     4,800        222,864
                                                                                   ------------
                                                                                      3,946,738
                                                                                   ------------
BANKS (MONEY CENTER)--1.2%
  Bank of America Corp................................................    12,400        744,372
  First Union Corp....................................................    15,700        548,558
                                                                                   ------------
                                                                                      1,292,930
                                                                                   ------------
BANKS (REGIONAL)--0.2%
  Banknorth Group, Inc................................................     1,400         31,710
  Compass Bancshares, Inc.............................................       700         18,550
  Hibernia Corp. Class A..............................................     2,300         40,940
  Marshall & Ilsley Corp..............................................       500         26,950
  National Commerce Financial Corporation.............................     2,600         63,362
  TCF Financial Corp..................................................       200          9,262

                                                                         SHARES        VALUE
                                                                        ---------  -------------
BANKS (REGIONAL)--CONTINUED
  Wilmington Trust Corp...............................................       400   $     25,060
                                                                                   ------------
                                                                                        215,834
                                                                                   ------------
BEVERAGES (ALCOHOLIC)--0.2%
  Anheuser-Busch Cos., Inc............................................     5,200        214,240

BEVERAGES (NON-ALCOHOLIC)--1.5%
  Coca-Cola Co. (The).................................................    24,300      1,093,500
  PepsiCo, Inc........................................................    11,800        521,560
                                                                                   ------------
                                                                                      1,615,060
                                                                                   ------------
BIOTECHNOLOGY--0.8%
  Amgen, Inc. (b).....................................................    11,300        685,684
  Human Genome Sciences, Inc. (b).....................................     1,800        108,450
  MedImmune, Inc. (b).................................................       400         18,880
  Vertex Pharmaceuticals, Inc. (b)....................................       800         39,600
                                                                                   ------------
                                                                                        852,614
                                                                                   ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--0.5%
  Adelphia Communications Corp. Class A (b)...........................     1,800         73,800
  AT&T Corp.- Liberty Media Corp. Class A (b).........................    10,400        181,896
  Clear Channel Communications, Inc. (b)..............................       600         37,620
  Comcast Corp. Special Class A (b)...................................     5,000        217,000
                                                                                   ------------
                                                                                        510,316
                                                                                   ------------
CHEMICALS--1.3%
  Air Products & Chemicals, Inc.......................................     4,400        201,300
  Dow Chemical Co. (The)..............................................    10,700        355,775
  Du Pont (E.I.) de Nemours & Co......................................     7,800        376,272
  Praxair, Inc........................................................     5,400        253,800
  Rohm & Haas Co......................................................     6,800        223,720
                                                                                   ------------
                                                                                      1,410,867
                                                                                   ------------
CHEMICALS (DIVERSIFIED)--0.2%
  PPG Industries, Inc.................................................     5,100        268,107

COMMUNICATIONS EQUIPMENT--1.6%
  American Tower Corp. Class A (b)....................................       500         10,335
  CIENA Corp. (b).....................................................     5,800        220,400
  Corning, Inc........................................................     9,500        158,745
  JDS Uniphase Corp. (b)..............................................    11,700        146,250
  Lucent Technologies, Inc.(c)........................................    32,500        201,500
  Motorola, Inc.......................................................    32,900        544,824
  QUALCOMM, Inc. (b)..................................................     8,000        467,840
                                                                                   ------------
                                                                                      1,749,894
                                                                                   ------------
COMPUTERS (HARDWARE)--4.1%
  Compaq Computer Corp................................................    25,300        391,897
  Dell Computer Corp. (b).............................................    23,200        606,680
  Hewlett-Packard Co..................................................    15,400        440,440
  International Business Machines Corp.(c)............................    18,700      2,113,100
  Juniper Networks, Inc. (b)..........................................       400         12,440
  NCR Corp. (b).......................................................     7,600        357,200
  Sun Microsystems, Inc. (b)..........................................    38,700        608,364
                                                                                   ------------
                                                                                      4,530,121
                                                                                   ------------
COMPUTERS (NETWORKING)--1.4%
  Avaya, Inc. (b).....................................................     3,258         44,635
  Cabletron Systems, Inc. (b).........................................     2,200         50,270
  Cisco Systems, Inc. (b)(c)..........................................    80,400      1,463,280
                                                                                   ------------
                                                                                      1,558,185
                                                                                   ------------
COMPUTERS (PERIPHERALS)--0.6%
  EMC Corp. (b).......................................................    22,100        642,005

                       See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

                                                                         SHARES        VALUE
                                                                        ---------  -------------
COMPUTERS (PERIPHERALS)--CONTINUED
  Lexmark International, Inc. (b).....................................       700   $     47,075
                                                                                   ------------
                                                                                        689,080
                                                                                   ------------
COMPUTERS (SOFTWARE & SERVICES)--5.7%
  Adobe Systems, Inc..................................................     2,800        131,600
  Autodesk, Inc.......................................................       200          7,460
  BEA Systems, Inc. (b)...............................................     1,000         30,710
  Citrix Systems, Inc. (b)............................................     3,800        132,620
  Computer Associates International, Inc..............................     4,700        169,200
  eBay, Inc. (b)......................................................       500         34,245
  Intuit, Inc. (b)....................................................     2,000         79,980
  Microsoft Corp. (b)(c)..............................................    53,400      3,898,200
  Openwave Systems, Inc. (b)..........................................       300         10,410
  Oracle Corp. (b)....................................................    55,400      1,052,600
  Parametric Technology Corp. (b).....................................     8,800        123,112
  PeopleSoft, Inc. (b)................................................     1,200         59,076
  Peregrine Systems, Inc. (b).........................................     2,600         75,400
  Siebel Systems, Inc. (b)............................................     4,000        187,600
  Symantec Corp. (b)..................................................       400         17,476
  VeriSign, Inc. (b)..................................................       200         12,002
  VERITAS Software Corp. (b)..........................................     4,700        312,691
                                                                                   ------------
                                                                                      6,334,382
                                                                                   ------------
CONSUMER FINANCE--1.6%
  AmeriCredit Corp. (b)...............................................     2,500        129,875
  Capital One Financial Corp..........................................     8,400        504,000
  Countrywide Credit Industries, Inc..................................     4,900        224,812
  Household International, Inc........................................     6,500        433,550
  MBNA Corp...........................................................     7,100        233,945
  Providian Financial Corp............................................     4,400        260,480
                                                                                   ------------
                                                                                      1,786,662
                                                                                   ------------
CONTAINERS & PACKAGING (PAPER)--0.1%
  Temple-Inland, Inc..................................................     1,100         58,619

ELECTRIC COMPANIES--2.7%
  Allegheny Energy, Inc...............................................       300         14,475
  Ameren Corp.........................................................     3,000        128,100
  American Electric Power Co., Inc....................................     1,500         69,255
  Cinergy Corp........................................................     4,100        143,295
  CMS Energy Corp.....................................................     4,600        128,110
  Consolidated Edison, Inc............................................     4,500        179,100
  Dominion Resources, Inc.............................................     1,500         90,195
  DTE Energy Co.......................................................     4,500        208,980
  Edison International (b)............................................    13,000        144,950
  Entergy Corp........................................................     9,500        364,705
  FPL Group, Inc......................................................     2,500        150,525
  GPU, Inc............................................................     3,500        123,025
  PG&E Corp...........................................................    13,900        155,680
  Pinnacle West Capital Corp..........................................     2,500        118,500
  Potomac Electric Power Co...........................................     1,300         27,196
  PPL Corp............................................................       300         16,500
  Progress Energy, Inc................................................     6,300        282,996
  Reliant Energy, Inc.................................................     2,500         80,525
  TXU Corp............................................................     6,900        332,511
  Wisconsin Energy Corp...............................................     3,200         76,064
  Xcel Energy, Inc....................................................     6,700        190,615
                                                                                   ------------
                                                                                      3,025,302
                                                                                   ------------
ELECTRICAL EQUIPMENT--4.7%
  Cooper Industries, Inc..............................................     2,300         91,057
  Emerson Electric Co.................................................     5,200        314,600
  General Electric Co. (c)............................................    94,600      4,611,750
  Rockwell International Corp.........................................     4,500        171,540
                                                                                   ------------
                                                                                      5,188,947
                                                                                   ------------
ELECTRONICS (COMPONENT DISTRIBUTORS)--0.1%
  Grainger (W.W.), Inc................................................     2,800        115,248

                                                                         SHARES        VALUE
                                                                        ---------  -------------

ELECTRONICS (INSTRUMENTATION)--0.1%
  Agilent Technologies, Inc. (b)......................................     3,000   $     97,500

ELECTRONICS (SEMICONDUCTORS)--3.6%
  Altera Corp. (b)....................................................     6,600        191,400
  Analog Devices, Inc. (b)............................................     2,700        116,775
  Applied Micro Circuits Corp. (b)....................................     1,000         17,200
  Broadcom Corp. Class A (b)..........................................     1,900         81,244
  Cypress Semiconductor Corp. (b).....................................     1,300         31,005
  Intel Corp.(c)......................................................    68,000      1,989,000
  Lattice Semiconductor Corp. (b).....................................     1,900         46,360
  Linear Technology Corp..............................................     5,500        243,210
  LSI Logic Corp. (b).................................................     3,600         67,680
  Maxim Integrated Products, Inc. (b).................................     4,200        185,682
  Micron Technology, Inc. (b).........................................     5,800        238,380
  National Semiconductor Corp. (b)....................................       600         17,472
  PMC-Sierra, Inc. (b)................................................       800         24,856
  Texas Instruments, Inc..............................................    15,700        494,550
  Vitesse Semiconductor Corp. (b).....................................       700         14,728
  Xilinx, Inc. (b)....................................................     5,100        210,324
                                                                                   ------------
                                                                                      3,969,866
                                                                                   ------------
ENTERTAINMENT--3.4%
  AOL Time Warner, Inc. (b)...........................................    45,400      2,406,200
  Fox Entertainment Group, Inc. Class A (b)...........................     2,600         72,540
  Viacom, Inc. Class B (b)............................................    20,200      1,045,350
  Walt Disney Co. (The)...............................................     9,500        274,455
                                                                                   ------------
                                                                                      3,798,545
                                                                                   ------------
EQUIPMENT (SEMICONDUCTORS)--0.4%
  Applied Materials, Inc. (b).........................................     9,600        471,360

FINANCIAL (DIVERSIFIED)--5.6%
  Ambac Financial Group, Inc..........................................     4,100        238,620
  American Express Co.................................................    14,800        574,240
  Citigroup, Inc.(c)..................................................    60,900      3,217,956
  Fannie Mae..........................................................    12,000      1,021,800
  Freddie Mac.........................................................     9,200        644,000
  Morgan Stanley Dean Witter & Co.....................................     8,700        558,801
                                                                                   ------------
                                                                                      6,255,417
                                                                                   ------------
FOODS--1.0%
  Campbell Soup Co....................................................     2,100         54,075
  General Mills, Inc..................................................     4,900        214,522
  Heinz (H.J.) Co.....................................................     6,000        245,340
  Hershey Foods Corp..................................................     1,700        104,907
  Kellogg Co..........................................................     5,500        159,500
  Kraft Foods, Inc....................................................     2,400         74,400
  Quaker Oats Co. (The)...............................................     2,900        264,625
                                                                                   ------------
                                                                                      1,117,369
                                                                                   ------------
FOOTWEAR--0.2%
  NIKE, Inc. Class B..................................................     4,100        172,159

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.0%
  Harrah's Entertainment, Inc. (b)....................................       400         14,120

HARDWARE & TOOLS--0.1%
  Black & Decker Corp. (The)..........................................     3,400        134,164

HEALTH CARE (DIVERSIFIED)--3.4%
  Abbott Laboratories.................................................    10,900        523,309
  American Home Products Corp.........................................    14,700        859,068
  Bristol-Myers Squibb Co.............................................    16,100        842,030
  Johnson & Johnson...................................................    31,896      1,594,800
                                                                                   ------------
                                                                                      3,819,207
                                                                                   ------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--5.9%
  Forest Laboratories, Inc. (b).......................................     3,400        241,400
  Lilly (Eli) & Co....................................................     9,800        725,200
  Merck & Co., Inc....................................................    23,600      1,508,276
  Pfizer, Inc.........................................................    65,300      2,615,265

                       See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

                                                                         SHARES        VALUE
                                                                        ---------  -------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--CONTINUED
  Pharmacia Corp......................................................    16,200   $    744,390
  Schering-Plough Corp................................................    19,100        692,184
                                                                                   ------------
                                                                                      6,526,715
                                                                                   ------------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.7%
  HCA, Inc............................................................     5,300        239,507
  Tenet Healthcare Corp. (b)..........................................     9,800        505,582
                                                                                   ------------
                                                                                        745,089
                                                                                   ------------
HEALTH CARE (MANAGED CARE)--0.5%
  Aetna, Inc. (b).....................................................     3,500         90,545
  CIGNA Corp..........................................................     4,600        440,772
                                                                                   ------------
                                                                                        531,317
                                                                                   ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.5%
  Applera Corp-Applied Biosystems Group...............................     4,600        123,050
  Bard (C.R.), Inc....................................................       800         45,560
  Baxter International, Inc...........................................     9,200        450,800
  Becton, Dickinson and Co............................................     7,100        254,109
  Boston Scientific Corp. (b).........................................     6,700        113,900
  Guidant Corp. (b)...................................................     5,200        187,200
  Medtronic, Inc......................................................     7,300        335,873
  St. Jude Medical, Inc. (b)..........................................     2,900        174,000
                                                                                   ------------
                                                                                      1,684,492
                                                                                   ------------
HEALTH CARE (SPECIALIZED SERVICES)--0.0%
  Omnicare, Inc.......................................................     1,300         26,260
HOUSEHOLD PRODUCTS (NON-DURABLE)--1.4%
  Colgate-Palmolive Co................................................     2,900        171,071
  Kimberly-Clark Corp.................................................     7,900        441,610
  Procter & Gamble Co. (The)..........................................    14,700        937,860
                                                                                   ------------
                                                                                      1,550,541
                                                                                   ------------
INSURANCE (LIFE/HEALTH)--0.9%
  AFLAC, Inc..........................................................     1,300         40,937
  American General Corp...............................................    11,300        524,885
  Lincoln National Corp...............................................     3,800        196,650
  MetLife, Inc........................................................     1,500         46,470
  Protective Life Corp................................................       900         30,933
  Torchmark Corp......................................................     3,500        140,735
  UnumProvident Corp..................................................     1,600         51,392
                                                                                   ------------
                                                                                      1,032,002
                                                                                   ------------
INSURANCE (MULTI-LINE)--1.7%
  American International Group, Inc...................................    19,700      1,694,200
  Hartford Financial Services Group, Inc. (The).......................     3,000        205,200
                                                                                   ------------
                                                                                      1,899,400
                                                                                   ------------
INSURANCE (PROPERTY-CASUALTY)--0.9%
  Allstate Corp. (The)................................................    13,100        576,269
  Chubb Corp. (The)...................................................       300         23,229
  MBIA, Inc...........................................................     4,100        228,288
  St. Paul Cos., Inc. (The)...........................................     3,600        182,484
                                                                                   ------------
                                                                                      1,010,270
                                                                                   ------------
INSURANCE BROKERS--0.3%
  Aon Corp............................................................       400         14,000
  Marsh & McLennan Cos., Inc..........................................     2,700        272,700
                                                                                   ------------
                                                                                        286,700
                                                                                   ------------
INVESTMENT BANKING/BROKERAGE--0.9%
  Bear Stearns Cos., Inc. (The).......................................       500         29,485
  E*TRADE Group, Inc. (b).............................................     8,900         57,405
  Edwards (A.G.), Inc.................................................     1,000         45,000
  Goldman Sachs Group, Inc. (The).....................................     3,700        317,460
  Legg Mason, Inc.....................................................       200          9,952
  Merrill Lynch & Co., Inc............................................     3,200        189,600
  Schwab (Charles) Corp. (The)........................................    17,400        266,220

                                                                         SHARES        VALUE
                                                                        ---------  -------------
INVESTMENT BANKING/BROKERAGE--CONTINUED
  TD Waterhouse Group, Inc. (b).......................................     9,500   $    103,835
                                                                                   ------------
                                                                                      1,018,957
                                                                                   ------------
INVESTMENT MANAGEMENT--0.2%
  Franklin Resources, Inc.............................................       700         32,039
  Stilwell Financial, Inc.............................................     6,400        214,784
                                                                                   ------------
                                                                                        246,823
                                                                                   ------------
IRON & STEEL--0.0%
  Allegheny Technologies. Inc.........................................     1,400         25,326

LEISURE TIME (PRODUCTS)--0.5%
  Harley-Davidson, Inc................................................     3,900        183,612
  Hasbro, Inc.........................................................     4,900         70,805
  Mattel, Inc.........................................................    14,200        268,664
                                                                                   ------------
                                                                                        523,081
                                                                                   ------------
LODGING-HOTELS--0.6%
  Carnival Corp.......................................................     2,200         67,540
  Hilton Hotels Corp..................................................    10,500        121,800
  Marriott International, Inc. Class A................................     5,500        260,370
  Starwood Hotels & Resorts Worldwide, Inc............................     6,600        246,048
                                                                                   ------------
                                                                                        695,758
                                                                                   ------------
MACHINERY (DIVERSIFIED)--0.2%
  Dover Corp..........................................................     2,200         82,830
  Ingersoll-Rand Co...................................................     4,000        164,800
                                                                                   ------------
                                                                                        247,630
                                                                                   ------------
MANUFACTURING (DIVERSIFIED)--2.8%
  Danaher Corp........................................................     3,100        173,600
  Eaton Corp..........................................................     2,000        140,200
  Honeywell International, Inc........................................    11,800        412,882
  Illinois Tool Works, Inc............................................     2,200        139,260
  ITT Industries, Inc.................................................     3,300        146,025
  Johnson Controls, Inc...............................................     2,600        188,422
  Parker-Hannifin Corp................................................     2,600        110,344
  Tyco International Ltd..............................................    27,100      1,476,950
  United Technologies Corp............................................     4,700        344,322
                                                                                   ------------
                                                                                      3,132,005
                                                                                   ------------
NATURAL GAS--0.8%
  Dynegy, Inc. Class A................................................     5,400        251,100
  El Paso Corp........................................................     4,600        241,684
  Enron Corp..........................................................     5,100        249,900
  NiSource, Inc.......................................................     4,600        125,718
  Williams Cos., Inc. (The)...........................................     1,600         52,720
                                                                                   ------------
                                                                                        921,122
                                                                                   ------------
OFFICE EQUIPMENT & SUPPLIES--0.0%
  Pitney Bowes, Inc...................................................       200          8,424

OIL & GAS (DRILLING & EQUIPMENT)--0.8%
  Baker Hughes, Inc...................................................     7,000        234,500
  Cooper Cameron Corp. (b)............................................     4,200        234,360
  Diamond Offshore Drilling, Inc......................................     1,900         62,795
  ENSCO International, Inc............................................       600         14,040
  Global Marine, Inc. (b).............................................     8,200        152,766
  Rowan Cos., Inc. (b)................................................     5,500        121,550
  Schlumberger Ltd....................................................       400         21,060
                                                                                   ------------
                                                                                        841,071
                                                                                   ------------
OIL & GAS (EXPLORATION & PRODUCTION)--0.4%
  Anadarko Petroleum Corp.............................................     7,200        389,016
  Devon Energy Corp...................................................     1,100         57,750
                                                                                   ------------
                                                                                        446,766
                                                                                   ------------
OIL (DOMESTIC INTEGRATED)--0.4%
  Conoco, Inc. Class A................................................       600         16,920

                       See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

                                                                         SHARES        VALUE
                                                                        ---------  -------------
OIL (DOMESTIC INTEGRATED)--CONTINUED
  Conoco, Inc. Class B................................................    15,000   $    433,500
                                                                                   ------------
                                                                                        450,420
                                                                                   ------------
OIL (INTERNATIONAL INTEGRATED)--4.2%
  Chevron Corp........................................................     8,900        805,450
  Exxon Mobil Corp....................................................    36,000      3,144,600
  Texaco, Inc.........................................................    10,100        672,660
                                                                                   ------------
                                                                                      4,622,710
                                                                                   ------------
PAPER & FOREST PRODUCTS--0.3%
  Georgia-Pacific Group...............................................     2,900         98,165
  International Paper Co..............................................     1,300         46,410
  Smurfit-Stone Container Corp. (b)...................................     4,400         71,280
  Weyerhaeuser Co.....................................................     1,600         87,952
                                                                                   ------------
                                                                                        303,807
                                                                                   ------------
PERSONAL CARE--0.5%
  Estee Lauder Cos., Inc. (The) Class A...............................     3,600        155,160
  Gillette Co. (The)..................................................    14,900        431,951
                                                                                   ------------
                                                                                        587,111
                                                                                   ------------
PHOTOGRAPHY/IMAGING--0.3%
  Eastman Kodak Co....................................................     7,000        326,760
  Xerox Corp..........................................................     2,100         20,097
                                                                                   ------------
                                                                                        346,857
                                                                                   ------------
POWER PRODUCERS (INDEPENDENT)--0.0%
  AES Corp. (The) (b).................................................       900         38,745

PUBLISHING (NEWSPAPERS)--0.6%
  Gannett Co., Inc....................................................     6,300        415,170
  Knight-Ridder, Inc..................................................     1,000         59,300
  New York Times Co. (The) Class A....................................     2,600        109,200
  Tribune Co..........................................................     2,600        104,026
                                                                                   ------------
                                                                                        687,696
                                                                                   ------------
RAILROADS--0.5%
  Burlington Northern Santa Fe Corp...................................     9,800        295,666
  GATX Corp...........................................................       500         20,050
  Norfolk Southern Corp...............................................     1,800         37,260
  Union Pacific Corp..................................................     3,100        170,221
                                                                                   ------------
                                                                                        523,197
                                                                                   ------------
RESTAURANTS--0.4%
  McDonald's Corp.....................................................    15,200        411,312

RETAIL (BUILDING SUPPLIES)--1.2%
  Home Depot, Inc. (The)..............................................    26,100      1,214,955
  Lowe's Cos., Inc....................................................     2,200        159,610
                                                                                   ------------
                                                                                      1,374,565
                                                                                   ------------
RETAIL (COMPUTERS & ELECTRONICS)--0.1%
  Best Buy Co., Inc. (b)..............................................     1,600        101,632
  Circuit City Stores-Circuit City Group..............................       600         10,800
                                                                                   ------------
                                                                                        112,432
                                                                                   ------------
RETAIL (DEPARTMENT STORES)--0.7%
  Federated Department Stores, Inc. (b)...............................     8,100        344,250
  Kohl's Corp. (b)....................................................     2,500        156,825
  May Department Stores Co. (The).....................................     8,300        284,358
                                                                                   ------------
                                                                                        785,433
                                                                                   ------------
RETAIL (DRUG STORES)--0.3%
  CVS Corp............................................................     2,500         96,500
  Walgreen Co.........................................................     5,500        187,825
                                                                                   ------------
                                                                                        284,325
                                                                                   ------------
RETAIL (FOOD CHAINS)--0.8%
  Kroger Co. (The) (b)................................................    14,700        367,500

                                                                         SHARES        VALUE
                                                                        ---------  -------------
RETAIL (FOOD CHAINS)--CONTINUED
  Safeway, Inc. (b)...................................................    10,800   $    518,400
                                                                                   ------------
                                                                                        885,900
                                                                                   ------------
RETAIL (GENERAL MERCHANDISE)--2.4%
  Costco Wholesale Corp. (b)..........................................     4,400        180,752
  Target Corp.........................................................    13,100        453,260
  Wal-Mart Stores, Inc.(c)............................................    41,700      2,034,960
                                                                                   ------------
                                                                                      2,668,972
                                                                                   ------------
RETAIL (SPECIALTY)--0.0%
  Bed Bath & Beyond, Inc. (b).........................................     1,600         49,920

RETAIL (SPECIALTY-APPAREL)--0.6%
  Abercrombie & Fitch Co. Class A (b).................................     3,100        137,950
  Gap, Inc. (The).....................................................     6,000        174,000
  Limited, Inc. (The).................................................     4,700         77,644
  TJX Cos., Inc. (The)................................................     9,900        315,513
                                                                                   ------------
                                                                                        705,107
                                                                                   ------------
SAVINGS & LOAN COMPANIES--0.8%
  Charter One Financial, Inc..........................................     3,300        105,270
  Dime Bancorp, Inc...................................................     1,700         63,325
  Golden State Bancorp, Inc...........................................     2,400         73,920
  GreenPoint Financial Corp...........................................     1,800         69,120
  IndyMac Bancorp, Inc. (b)...........................................     1,200         32,160
  Washington Mutual, Inc..............................................    13,800        518,190
                                                                                   ------------
                                                                                        861,985
                                                                                   ------------
SERVICES (ADVERTISING/MARKETING)--0.2%
  Interpublic Group of Cos., Inc. (The)...............................     3,700        108,595
  Omnicom Group, Inc..................................................     1,100         94,600
                                                                                   ------------
                                                                                        203,195
                                                                                   ------------
SERVICES (COMMERCIAL & CONSUMER)--0.6%
  Cendant Corp. (b)...................................................    21,800        425,100
  Gemstar-TV Guide International, Inc. (b)............................     6,700        285,420
                                                                                   ------------
                                                                                        710,520
                                                                                   ------------
SERVICES (COMPUTER SYSTEMS)--0.3%
  Electronic Data Systems Corp........................................     4,700        293,750

SERVICES (DATA PROCESSING)--0.3%
  Automatic Data Processing, Inc......................................     6,500        323,050

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.6%
  Nextel Communications, Inc. Class A (b).............................    13,400        234,500
  Sprint Corp. (PCS Group) (b)........................................    17,100        412,965
                                                                                   ------------
                                                                                        647,465
                                                                                   ------------
TELECOMMUNICATIONS (LONG DISTANCE)--1.0%
  AT&T Corp...........................................................    27,400        602,800
  Level 3 Communications, Inc. (b)....................................     6,900         37,881
  WorldCom, Inc. - MCI Group.(c)......................................     1,801         28,996
  WorldCom, Inc. - WorldCom Group (b)(c)..............................    29,600        420,320
                                                                                   ------------
                                                                                      1,089,997
                                                                                   ------------
TELEPHONE--3.7%
  ALLTEL Corp.........................................................     1,400         85,764
  BellSouth Corp......................................................    13,500        543,645
  Broadwing, Inc. (b).................................................       300          7,335
  Qwest Communications International, Inc.............................    22,300        710,701
  SBC Communications, Inc.............................................    30,200      1,209,812
  Verizon Communications, Inc.........................................    29,500      1,578,250
                                                                                   ------------
                                                                                      4,135,507
                                                                                   ------------
TEXTILES (APPAREL)--0.1%
  Columbia Sportswear Co. (b).........................................       300         15,297
  Jones Apparel Group, Inc. (b).......................................     3,300        142,560
                                                                                   ------------
                                                                                        157,857
                                                                                   ------------

                       See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

                                                                         SHARES        VALUE
                                                                        ---------  -------------
TOBACCO--1.6%
  Philip Morris Cos., Inc.............................................    33,800   $  1,715,350
TRUCKERS--0.0%
  C.H. Robinson Worldwide, Inc........................................     1,600         44,624

TRUCKS & PARTS--0.1%
  PACCAR, Inc.........................................................     1,400         71,988

WASTE MANAGEMENT--0.2%
  Waste Management, Inc...............................................     7,300        224,986
                                                                                   ------------
TOTAL COMMON STOCKS
  (Identified cost $109,755,525).................................................   107,178,069
                                                                                   ------------
FOREIGN COMMON STOCKS--1.6%
ALUMINUM--0.1%
  Alcan Aluminum Ltd. (Canada)........................................     1,400         58,828
COMMUNICATIONS EQUIPMENT--0.1%
  Nortel Networks Corp. (Canada) (b)..................................    15,400        139,986

FOODS--0.3%
  Unilever NV (Netherlands)...........................................     5,600        333,592
OIL (INTERNATIONAL INTEGRATED)--1.0%
  Royal Dutch Petroleum Co. NY Registered Shares (Netherlands)........
                                                                          19,700      1,147,919

                                                                         SHARES        VALUE
                                                                        ---------  -------------

TELECOMMUNICATIONS (LONG DISTANCE)--0.1%
  Global Crossing Ltd. (Bermuda) (b)..................................    14,500   $    125,280
                                                                                   ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $2,320,483)...................................................     1,805,605
                                                                                   ------------
TOTAL LONG-TERM INVESTMENTS--98.3%
  (Identified cost $112,228,351).................................................   109,140,781
                                                                                   ------------

                                                             STANDARD      PAR
                                                             & POOR'S     VALUE
                                                              RATING      (000)
                                                             ---------  ---------
SHORT-TERM OBLIGATIONS--1.7%
COMMERCIAL PAPER--1.7%
  Honeywell International, Inc. 4.25%, 7/2/01..............  A-1        $  1,865      1,864,779
                                                                                   ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,864,779)...................................................     1,864,779
                                                                                   ------------
TOTAL INVESTMENTS--100.0%
  (Identified cost $114,097,996).................................................   111,005,560(a)
  Other assets and liabilities, net--(0.0%)......................................       (29,399)
                                                                                   ------------
NET ASSETS--100.0%...............................................................  $110,976,161
                                                                                   ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $12,888,295 and gross depreciation of $16,322,270 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $114,439,535.
(b)  Non-income producing.
(c)  All or a portion segregated as collateral for futures contract.

                       See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $114,097,996).............................................  $  111,005,560
Cash........................................................          35,045
Receivables
  Investment securities sold................................         359,461
  Dividends and interest....................................          95,529
  Fund shares sold..........................................          17,029
  Variation margin for futures contracts....................           7,083
Prepaid expenses............................................               8
                                                              --------------
    Total assets............................................     111,519,715
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased...........................         349,050
  Fund shares repurchased...................................          66,784
  Printing fee..............................................          64,916
  Investment advisory fee...................................          26,011
  Financial agent fee.......................................          10,833
  Trustees' fee.............................................           2,169
Accrued expenses............................................          23,791
                                                              --------------
    Total liabilities.......................................         543,554
                                                              --------------
NET ASSETS..................................................  $  110,976,161
                                                              ==============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $  117,879,839
  Undistributed net investment income.......................         139,280
  Accumulated net realized loss.............................      (3,932,422)
  Net unrealized depreciation...............................      (3,110,536)
                                                              --------------
NET ASSETS..................................................  $  110,976,161
                                                              ==============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................       9,589,602
                                                              ==============
Net asset value and offering price per share................  $        11.57
                                                              ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $      678,502
  Interest..................................................          34,972
  Foreign taxes withheld....................................          (4,158)
                                                              --------------
    Total investment income.................................         709,316
                                                              --------------
EXPENSES
  Investment advisory fee...................................         248,945
  Financial agent fee.......................................          63,587
  Printing..................................................          28,764
  Custodian.................................................          27,854
  Professional..............................................          14,449
  Trustees..................................................           4,223
  Miscellaneous.............................................           4,351
                                                              --------------
    Total expenses..........................................         392,173
    Less expenses borne by investment adviser...............         (87,893)
    Custodian fees paid indirectly..........................             (14)
                                                              --------------
    Net expenses............................................         304,266
                                                              --------------
NET INVESTMENT INCOME.......................................         405,050
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................      (3,007,274)
  Net realized loss on futures contracts....................        (201,187)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................      (4,472,708)
                                                              --------------
NET LOSS ON INVESTMENTS.....................................      (7,681,169)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $   (7,276,119)
                                                              ==============

                       See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED
                                                                 6/30/01        YEAR ENDED
                                                               (UNAUDITED)       12/31/00
                                                              --------------  --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $     405,050   $     984,086
  Net realized gain (loss)..................................     (3,208,461)      1,124,106
  Net change in unrealized appreciation (depreciation)......     (4,472,708)    (17,141,954)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................     (7,276,119)    (15,033,762)
                                                              -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................       (281,442)       (979,081)
  Net realized gains........................................       (679,973)     (3,888,817)
  In excess of net realized gains...........................             --         (38,098)
                                                              -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................       (961,415)     (4,905,996)
                                                              -------------   -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,493,566 and 3,346,055
    shares, respectively)...................................     17,861,490      46,232,904
  Net asset value of shares issued from reinvestment of
    distributions (84,088 and 362,784 shares,
    respectively)...........................................        961,415       4,905,996
  Cost of shares repurchased (1,280,021 and 3,422,855
    shares, respectively)...................................    (15,234,109)    (47,434,243)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................      3,588,796       3,704,657
                                                              -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................     (4,648,738)    (16,235,101)
NET ASSETS
  Beginning of period.......................................    115,624,899     131,860,000
                                                              -------------   -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $139,280 AND $15,672, RESPECTIVELY)....  $ 110,976,161   $ 115,624,899
                                                              =============   =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                               SIX MONTHS                                                               FROM
                                                  ENDED                     YEAR ENDED DECEMBER 31,                  INCEPTION
                                                 6/30/01          -------------------------------------------        7/15/97 TO
                                               (UNAUDITED)          2000             1999             1998            12/31/97
                                               -----------        ---------        ---------        ---------        ----------
Net asset value, beginning of period.........   $  12.44          $  14.64         $  13.08         $  10.49          $  10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)...............       0.04              0.11             0.12             0.12              0.05
  Net realized and unrealized gain (loss)....      (0.81)            (1.75)            2.33             3.19              0.54
                                                --------          --------         --------         --------          --------
    TOTAL FROM INVESTMENT OPERATIONS.........      (0.77)            (1.64)            2.45             3.31              0.59
                                                --------          --------         --------         --------          --------
LESS DISTRIBUTIONS
  Dividends from net investment income.......      (0.03)            (0.11)           (0.12)           (0.12)            (0.05)
  Dividends from net realized gains..........      (0.07)            (0.45)           (0.77)           (0.60)            (0.05)
  In excess of net realized gains............         --                --(4)            --               --                --
                                                --------          --------         --------         --------          --------
    TOTAL DISTRIBUTIONS......................      (0.10)            (0.56)           (0.89)           (0.72)            (0.10)
                                                --------          --------         --------         --------          --------
CHANGE IN NET ASSET VALUE....................      (0.87)            (2.20)            1.56             2.59              0.49
                                                --------          --------         --------         --------          --------
NET ASSET VALUE, END OF PERIOD...............     $11.57            $12.44           $14.64           $13.08            $10.49
                                                ========          ========         ========         ========          ========
Total return.................................      (6.17)%(3)       (11.47)%          18.86%           31.68%             5.83%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)........   $110,976          $115,625         $131,860          $69,522           $30,851
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (2).....................       0.55%(1)(5)       0.55%            0.55%            0.55%             0.55%(1)
  Net investment income......................       0.73%(1)          0.80%            0.95%            1.08%             1.46%(1)
Portfolio turnover rate......................         21%(3)            63%              45%              45%                9%(3)

(1) Annualized.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.71%, 0.69%, 0.75%, 0.82% and 1.05% for the periods ended June 30, 2001, December 31, 2000, 1999, 1998 and 1997, respectively.
(3) Not annualized.
(4) Amount is less than $0.01.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

                       PHOENIX-JANUS EQUITY INCOME SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)


                                                              SHARES        VALUE
                                                             ---------  -------------
COMMON STOCKS--77.9%
AEROSPACE/DEFENSE--0.5%
  Boeing Co. (The).........................................     1,610   $     89,516
AIR FREIGHT--1.1%
  FedEx Corp. (b)..........................................     5,530        222,306

AUTO PARTS & EQUIPMENT--2.4%
  Dana Corp................................................     8,370        195,356
  Delphi Automotive Systems Corp...........................    17,120        272,722
                                                                        ------------
                                                                             468,078
                                                                        ------------
AUTOMOBILES--1.0%
  General Motors Corp......................................     3,085        198,520

BANKS (MAJOR REGIONAL)--1.6%
  Bank of New York Co., Inc. (The).........................     2,495        119,760
  U.S. Bancorp.............................................     8,128        185,237
                                                                        ------------
                                                                             304,997
                                                                        ------------
BANKS (MONEY CENTER)--1.6%
  Bank of America Corp.....................................     5,250        315,157

BEVERAGES (ALCOHOLIC)--1.9%
  Anheuser-Busch Cos., Inc.................................     9,110        375,332

BEVERAGES (NON-ALCOHOLIC)--0.8%
  PepsiCo, Inc.............................................     3,735        165,087

BROADCASTING (TELEVISION, RADIO & CABLE)--0.9%
  Comcast Corp. Special Class A (b)........................     4,165        180,761

CHEMICALS--4.0%
  Du Pont (E.I.) de Nemours & Co...........................     6,445        310,907
  Lyondell Chemical Co.....................................    16,390        252,078
  Praxair, Inc.............................................     4,655        218,785
                                                                        ------------
                                                                             781,770
                                                                        ------------
CHEMICALS (SPECIALTY)--1.6%
  Monsanto Co..............................................     8,390        310,430

COMPUTERS (HARDWARE)--1.8%
  Apple Computer, Inc. (b).................................    14,685        341,426
COMPUTERS (PERIPHERALS)--1.9%
  EMC Corp. (b)............................................     4,051        117,682
  Lexmark International, Inc. (b)..........................     3,825        257,231
                                                                        ------------
                                                                             374,913
                                                                        ------------
COMPUTERS (SOFTWARE & SERVICES)--2.7%
  Cadence Design System, Inc. (b)..........................     9,485        176,706
  Microsoft Corp. (b)......................................     3,925        286,525
  VERITAS Software Corp. (b)...............................       980         65,199
                                                                        ------------
                                                                             528,430
                                                                        ------------
ELECTRICAL EQUIPMENT--5.5%
  General Electric Co......................................    21,780      1,061,775
ELECTRONICS (SEMICONDUCTORS)--5.1%
  Advanced Micro Devices, Inc. (b).........................    11,000        317,680
  Linear Technology Corp...................................     4,375        193,462
  Maxim Integrated Products, Inc. (b)......................     3,980        175,956
  National Semiconductor Corp. (b).........................     7,220        210,246
  Texas Instruments, Inc...................................     2,770         87,255
                                                                        ------------
                                                                             984,599
                                                                        ------------
ENGINEERING & CONSTRUCTION--0.4%
  Fluor Corp...............................................     1,535         69,305

                                                              SHARES        VALUE
                                                             ---------  -------------

ENTERTAINMENT--1.8%
  Viacom, Inc. Class B (b).................................     5,445   $    281,779
  Walt Disney Co. (The)....................................     2,460         71,069
                                                                        ------------
                                                                             352,848
                                                                        ------------
EQUIPMENT (SEMICONDUCTORS)--1.0%
  Applied Materials, Inc. (b)..............................     3,865        189,771

FINANCIAL (DIVERSIFIED)--6.9%
  Citigroup, Inc...........................................    18,399        972,203
  J.P. Morgan Chase & Co...................................     8,220        366,612
                                                                        ------------
                                                                           1,338,815
                                                                        ------------
FOODS--0.1%
  Quaker Oats Co. (The)....................................       275         25,094

HEALTH CARE (HOSPITAL MANAGEMENT)--3.1%
  Tenet Healthcare Corp. (b)...............................    11,815        609,536

HOUSEHOLD PRODUCTS (NON-DURABLE)--1.7%
  Procter & Gamble Co. (The)...............................     5,120        326,656

INSURANCE (LIFE/HEALTH)--0.3%
  American General Corp....................................     1,065         49,469

INSURANCE (MULTI-LINE)--1.9%
  American International Group, Inc........................     4,245        365,070

INSURANCE (PROPERTY-CASUALTY)--1.2%
  Berkshire Hathaway, Inc. Class B (b).....................       100        230,000

INSURANCE BROKERS--1.8%
  Marsh & McLennan Cos., Inc...............................     3,395        342,895

INVESTMENT BANKING/BROKERAGE--1.4%
  Goldman Sachs Group, Inc. (The)..........................       475         40,755
  Merrill Lynch & Co., Inc.................................     3,845        227,816
                                                                        ------------
                                                                             268,571
                                                                        ------------
LEISURE TIME (PRODUCTS)--1.8%
  Harley-Davidson, Inc.....................................     3,110        146,419
  Mattel, Inc..............................................    11,055        209,161
                                                                        ------------
                                                                             355,580
                                                                        ------------
MANUFACTURING (DIVERSIFIED)--3.7%
  Honeywell International, Inc.............................     5,725        200,318
  Illinois Tool Works, Inc.................................     2,060        130,398
  Minnesota Mining and Manufacturing Co....................     2,370        270,417
  Textron, Inc.............................................     2,290        126,042
                                                                        ------------
                                                                             727,175
                                                                        ------------
METALS MINING--0.0%
  CONSOL Energy, Inc.......................................       380          9,614

NATURAL GAS--3.2%
  El Paso Corp.............................................     6,770        355,696
  Enron Corp...............................................     5,320        260,680
                                                                        ------------
                                                                             616,376
                                                                        ------------
OIL & GAS (DRILLING & EQUIPMENT)--0.8%
  Halliburton Co...........................................     4,235        150,766

OIL & GAS (EXPLORATION & PRODUCTION)--1.7%
  Burlington Resources, Inc................................     8,035        320,998

OIL (INTERNATIONAL INTEGRATED)--1.9%
  Exxon Mobil Corp.........................................     4,120        359,882

RESTAURANTS--1.2%
  McDonald's Corp..........................................     8,395        227,169

                       See Notes to Financial Statements

                       PHOENIX-JANUS EQUITY INCOME SERIES

                                                              SHARES        VALUE
                                                             ---------  -------------
RETAIL (FOOD CHAINS)--1.5%
  Safeway, Inc. (b)........................................     5,910   $    283,680

RETAIL (GENERAL MERCHANDISE)--0.9%
  Wal-Mart Stores, Inc.....................................     3,695        180,316

RETAIL (SPECIALTY)--0.8%
  Tiffany & Co.............................................     4,450        161,179

SERVICES (DATA PROCESSING)--1.6%
  Automatic Data Processing, Inc...........................     6,285        312,365

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.4%
  AT&T Wireless Group (b)..................................    16,100        263,235
TELECOMMUNICATIONS (LONG DISTANCE)--0.2%
  AT&T Corp................................................     1,965         43,230
TRUCKS & PARTS--1.2%
  Cummins, Inc.............................................     6,120        236,844
                                                                        ------------
TOTAL COMMON STOCKS
  (Identified cost $14,900,949).......................................    15,119,536
                                                                        ------------
FOREIGN COMMON STOCKS--4.4%
AUTOMOBILES--1.7%
  Bayerische Motoren Werke AG (Germany)....................    10,062        331,357
BEVERAGES (ALCOHOLIC)--0.8%
  Diageo PLC (United Kingdom)..............................    13,919        152,691
COMMUNICATIONS EQUIPMENT--0.6%
  Nokia Oyi Class A (Finland)..............................       305          6,912
  Nokia Oyj ADR (Finland) (b)..............................     4,600        101,384
                                                                        ------------
                                                                             108,296
                                                                        ------------
INSURANCE (PROPERTY-CASUALTY)--0.4%
  PartnerRe Ltd. (Bermuda).................................     1,380         76,452

RAILROADS--0.9%
  Canadian Pacific Ltd. (Canada)...........................     4,575        177,281
                                                                        ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $915,563)..........................................       846,077
                                                                        ------------
FOREIGN PREFERRED STOCKS--0.9%
AUTOMOBILES--0.9%
  PORSCHE AG (Germany).....................................       520        179,168
                                                                        ------------
TOTAL FOREIGN PREFERRED STOCKS
  (Identified cost $152,352)..........................................       179,168
                                                                        ------------
CONVERTIBLE PREFERRED STOCKS--2.3%
ELECTRIC COMPANIES--1.7%
  Reliant Energy, Inc. Cv. Pfd. 2%.........................     4,050        324,506

PUBLISHING (NEWSPAPERS)--0.6%
  Tribune Co. Cv. Pfd. 2%..................................       980        116,493
                                                                        ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified cost $432,926)..........................................       440,999
                                                                        ------------

                                                 STANDARD      PAR
                                                 & POOR'S     VALUE
                                                  RATING      (000)        VALUE
                                                 ---------  ---------  -------------
CONVERTIBLE BONDS--0.3%
BROADCASTING (TELEVISION, RADIO & CABLE)--0.3%
  Clear Channel Communications, Inc. Cv.
    2.625%, 4/1/03.............................  BBB-       $     53   $     57,969
                                                                       ------------
TOTAL CONVERTIBLE BONDS
  (Identified cost $73,907)..........................................        57,969
                                                                       ------------
CORPORATE BONDS--0.4%
BEVERAGES (ALCOHOLIC)--0.1%
  Anheuser Busch Cos., Inc. 6.00%, 4/15/11.....  A+               15         14,723

CHEMICALS--0.3%
  Lyondell Chemical Co. 9.625%, 5/1/07.........  BB               66         65,835
                                                                       ------------
TOTAL CORPORATE BONDS
  (Identified cost $82,008)..........................................        80,558
                                                                       ------------
U.S. GOVERNMENT SECURITIES--0.5%
U.S. TREASURY BONDS--0.2%
  U.S. Treasury Bonds 6.125%, 8/15/29..........  AAA              30         31,113

U.S. TREASURY NOTES--0.3%
  U. S. Treasury Notes 7.25%, 5/15/16..........  AAA              50         56,895
                                                                       ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $92,561)..........................................        88,008
                                                                       ------------
AGENCY NON MORTGAGE-BACKED SECURITIES--1.5%
  Fannie Mae 4.75%, 11/14/03...................  AAA             135        134,841
  Fannie Mae 6.625%, 9/15/09...................  AAA             160        165,740
                                                                       ------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
  (Identified cost $300,737).........................................       300,581
                                                                       ------------
TOTAL LONG-TERM INVESTMENTS--88.2%
  (Identified cost $16,951,003)......................................    17,112,896
                                                                       ------------
SHORT-TERM OBLIGATIONS--9.8%
FEDERAL AGENCY SECURITIES--9.8%
  Freddie Mac 3.94%, 7/2/01....................  AAA           1,900      1,899,792
                                                                       ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,899,792).......................................     1,899,792
                                                                       ------------
TOTAL INVESTMENTS--98.0%
  (Identified cost $18,850,795)......................................    19,012,688(a)
  Other assets and liabilities, net--2.0%............................       397,612
                                                                       ------------
NET ASSETS--100.0%...................................................  $ 19,410,300
                                                                       ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,116,248 and gross depreciation of $1,048,112 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $18,944,552.
(b)  Non-income producing.

                       See Notes to Financial Statements

                       PHOENIX-JANUS EQUITY INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $18,850,795)..............................................  $   19,012,688
Cash........................................................          57,561
Receivables
  Investment securities sold................................         406,806
  Fund shares sold..........................................          37,344
  Interest and dividends....................................          13,787
                                                              --------------
    Total assets............................................      19,528,186
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased...........................          60,391
  Printing fee..............................................          23,883
  Professional fee..........................................          17,892
  Investment advisory fee...................................           4,364
  Financial agent fee.......................................           4,310
  Trustees' fee.............................................           2,160
Accrued expenses............................................           4,886
                                                              --------------
    Total liabilities.......................................         117,886
                                                              --------------
NET ASSETS..................................................  $   19,410,300
                                                              ==============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $   21,440,502
  Undistributed net investment income.......................          70,579
  Accumulated net realized loss.............................      (2,262,674)
  Net unrealized appreciation...............................         161,893
                                                              --------------
NET ASSETS..................................................  $   19,410,300
                                                              ==============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................       2,093,682
                                                              ==============
Net asset value and offering price per share................           $9.27
                                                              ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

INVESTMENT INCOME
  Interest..................................................  $       73,974
  Dividends.................................................          85,017
  Foreign taxes withheld....................................          (1,139)
                                                              --------------
    Total investment income.................................         157,852
                                                              --------------
EXPENSES
  Investment advisory fee...................................          73,544
  Financial agent fee.......................................          23,282
  Professional..............................................          15,283
  Printing..................................................          14,321
  Custodian.................................................          11,859
  Trustees..................................................           4,223
  Miscellaneous.............................................           5,946
                                                              --------------
    Total expenses..........................................         148,458
    Less expenses borne by investment adviser...............         (61,821)
    Custodian fees paid indirectly..........................            (115)
                                                              --------------
    Net expenses............................................          86,522
                                                              --------------
NET INVESTMENT INCOME.......................................          71,330
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................      (1,441,666)
  Net realized loss on foreign currency.....................            (441)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................         280,490
                                                              --------------
NET LOSS ON INVESTMENTS.....................................      (1,161,617)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $   (1,090,287)
                                                              ==============

                       See Notes to Financial Statements

                       PHOENIX-JANUS EQUITY INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED
                                                                 6/30/01        YEAR ENDED
                                                               (UNAUDITED)       12/31/00
                                                              --------------  --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $      71,330   $      79,592
  Net realized gain (loss)..................................     (1,442,107)       (823,899)
  Net change in unrealized appreciation (depreciation)......        280,490        (234,850)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................     (1,090,287)       (979,157)
                                                              -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................             --         (78,059)
  Net realized gains........................................             --          (1,392)
  In excess of net investment income........................             --            (751)
                                                              -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................             --         (80,202)
                                                              -------------   -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (795,597 and 1,461,504
    shares, respectively)...................................      7,577,120      15,406,145
  Net asset value of shares issued from reinvestment of
    distributions (0 and 8,000 shares, respectively)........             --          80,202
  Cost of shares repurchased (202,572 and 186,518 shares,
    respectively)...........................................     (1,904,106)     (1,903,529)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................      5,673,014      13,582,818
                                                              -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................      4,582,727      12,523,459
NET ASSETS
  Beginning of period.......................................     14,827,573       2,304,114
                                                              -------------   -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $70,579 AND DISTRIBUTIONS IN EXCESS OF
    NET INVESTMENT INCOME OF ($751), RESPECTIVELY)..........  $  19,410,300   $  14,827,573
                                                              =============   =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                    SIX MONTHS
                                                       ENDED                             FROM INCEPTION
                                                      6/30/01          YEAR ENDED         12/15/99 TO
                                                    (UNAUDITED)         12/31/00            12/31/99
                                                    -----------        ----------        --------------
Net asset value, beginning of period..............   $   9.88           $  10.59            $  10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)....................       0.03               0.06                0.01
  Net realized and unrealized gain (loss).........      (0.64)             (0.71)               0.58
                                                     --------           --------            --------
    TOTAL FROM INVESTMENT OPERATIONS..............      (0.61)             (0.65)               0.59
                                                     --------           --------            --------
LESS DISTRIBUTIONS
  Dividends from net investment income............         --              (0.06)                 --
  Dividends from net realized gains...............         --                 --(4)               --
  In excess of net investment income..............         --                 --(4)               --
                                                     --------           --------            --------
    TOTAL DISTRIBUTIONS...........................         --              (0.06)                 --
                                                     --------           --------            --------
CHANGE IN NET ASSET VALUE.........................      (0.61)             (0.71)               0.59
                                                     --------           --------            --------
NET ASSET VALUE, END OF PERIOD....................   $   9.27           $   9.88            $  10.59
                                                     ========           ========            ========
Total return......................................      (6.17)%(2)         (6.13)%              5.86%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands).............    $19,410            $14,828              $2,304
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3)..........................       1.00%(1)(5)        1.00%               1.00%(1)
  Net investment income...........................       0.82%(1)           0.82%               1.89%(1)
Portfolio turnover rate...........................         50%(2)            107%                 11%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.71%, 2.54% and 18.81% for the periods ended June 30, 2001, December 31, 2000 and 1999, respectively.
(4) Amount is less than $0.01.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

                      PHOENIX-JANUS FLEXIBLE INCOME SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

                                                              STANDARD      PAR
                                                              & POOR'S     VALUE
                                                               RATING      (000)        VALUE
                                                              ---------  ---------  -------------
U.S. GOVERNMENT SECURITIES--14.8%
U.S. TREASURY BONDS--6.8%
  U.S. Treasury Bonds 6.25%, 5/15/30........................  AAA        $  1,190   $  1,261,958
U.S. TREASURY NOTES--8.0%
  U.S Treasury Notes 4.625%, 5/15/06........................  AAA             230        226,838
  U.S. Treasury Notes 5.50%, 2/15/08........................  AAA             135        137,057
  U.S. Treasury Notes, 5%, 2/15/11..........................  AAA           1,165      1,130,414
                                                                                    ------------
                                                                                       1,494,309
                                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $2,759,497)....................................................     2,756,267
                                                                                    ------------
AGENCY MORTGAGE-BACKED SECURITIES--18.3%
  Fannie Mae 5.50%, 5/2/06..................................  AAA             255        254,581
  Fannie Mae 5.25%, 6/15/06.................................  AAA             315        310,752
  Fannie Mae 6.625%, 11/15/10...............................  AAA           1,035      1,070,892
  Fannie Mae 6.25%, 2/1/11..................................  AAA             875        870,278
  Fannie Mae 5.50%, 3/15/11.................................  AAA             415        395,224
  Fannie Mae 6.625%, 11/15/30...............................  AAA             500        505,384
                                                                                    ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $3,455,213)....................................................     3,407,111
                                                                                    ------------
CORPORATE BONDS--61.1%
AIRLINES--0.6%
  American Airlines 01-1 144A 6.817%, 5/23/11 (b)(d)........  AAA             105        104,888
BROADCASTING (TELEVISION, RADIO & CABLE)--4.4%
  Comcast Cable Communications 6.375%, 1/30/06..............  BBB             250        251,638
  CSC Holdings, Inc. 144A 7.625%, 4/1/11 (b)(d).............  BB+              75         71,550
  Fox Sports Networks LLC 8.875%, 8/15/07...................  BBB-            250        260,000
  Mediacom Broadband LLC 144A 11%, 7/15/13 (b)(d)...........  B+              110        112,475
  Pegasus Media Series B 12.50%, 7/1/05.....................  CCC+            125        125,000
                                                                                    ------------
                                                                                         820,663
                                                                                    ------------
CONSUMER FINANCE--3.2%
  Capital One Bank 6.875%, 2/1/06...........................  BBB-            100         97,621
  Ford Motor Credit Co. 5.75%, 2/23/04......................  A               250        250,072
  Ford Motor Credit Co. 6.875%, 2/1/06......................  A               250        253,274
                                                                                    ------------
                                                                                         600,967
                                                                                    ------------
ELECTRIC COMPANIES--5.1%
  Carolina Power and Light 6.65%, 4/1/08....................  BBB+            150        148,731
  Dominion Resources, Inc. 6%, 1/31/03......................  BBB+            220        222,490
  Mirant Americas 144A 7.625%, 5/1/06 (b)(d)................  BBB-             55         55,517
  Nevada Power Co. 144A 8.25%, 6/1/11 (b)(d)................  A-              150        153,469
  PSEG Power 144A 6.875%, 4/15/06 (b)(d)....................  BBB             250        251,775
  PSEG Power 144A 7.75%, 4/15/11 (b)(d).....................  BBB             105        108,185
                                                                                    ------------
                                                                                         940,167
                                                                                    ------------
ENGINEERING & CONSTRUCTION--0.1%
  SBA Communications Corp. 10.25%, 2/1/09...................  B-               25         22,875

ENTERTAINMENT--6.3%
  AOL Time Warner, Inc. 6.125%, 4/15/06.....................  BBB+            150        150,064
  Time Warner, Inc. 7.25%, 10/15/17.........................  BBB+            100         98,258
  Time Warner, Inc. 8.18% 8/15/07...........................  BBB             115        124,835
  Viacom, Inc. 6.40%, 1/30/06...............................  A-              300        304,372
  Viacom, Inc. 7.70%, 7/30/10...............................  A-              250        263,633
  Walt Disney Co. 5.50%, 12/29/06...........................  A               235        230,754
                                                                                    ------------
                                                                                       1,171,916
                                                                                    ------------
                                                              STANDARD      PAR
                                                              & POOR'S     VALUE
                                                               RATING      (000)        VALUE
                                                              ---------  ---------  -------------
FINANCIAL (DIVERSIFIED)--2.4%
  Citigroup Inc 7.25%, 10/01/10.............................  A+         $     50   $     52,011
  GS Escrow Corp. 7.0%, 8/1/03..............................  BB+             400        400,022
                                                                                    ------------
                                                                                         452,033
                                                                                    ------------
FOODS--3.8%
  Hormel Foods Corp. 144A 6.625%, 6/1/11 (b)(d).............  A                95         94,061
  Kellogg Co. 144A 5.50%, 4/1/03 (b)(d).....................  BBB             250        250,277
  Kellogg Co. 144A 6%, 4/1/06 (b)(d)........................  BBB             225        222,986
  Kellogg Co. 144A 6.60%, 4/1/11 (b)(d).....................  BBB             150        146,580
                                                                                    ------------
                                                                                         713,904
                                                                                    ------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.7%
  Hard Rock Hotel, Inc. Series B 9.25%, 4/1/05..............  B-              150        138,000

HEALTH CARE (HOSPITAL MANAGEMENT)--5.3%
  HCA-The Healthcare Co. 7.875%, 2/1/11.....................  BB+              75         75,610
  Tenet Healthcare Corp. 7.875%, 1/15/03....................  BB+             452        461,040
  Tenet Healthcare Corp. 8%, 1/15/05........................  BB+             438        451,687
                                                                                    ------------
                                                                                         988,337
                                                                                    ------------
HEALTH CARE (MANAGED CARE)--4.0%
  Health Net, Inc. 144A 8.375%, 4/15/11 (b)(d)..............  BBB-            150        150,378
  Unitedhealth Group, Inc. 7.50%, 11/15/05..................  A               140        146,110
  Wellpoint Health Network 6.375%, 6/15/06..................  A-              455        451,374
                                                                                    ------------
                                                                                         747,862
                                                                                    ------------
HEALTH CARE (SPECIALIZED SERVICES)--3.0%
  HEALTHSOUTH Corp. 8.50%, 2/1/08...........................  BBB-            225        227,724
  Quest Diagnostic, Inc. 6.75%, 7/12/06.....................  BBB-            155        153,605
  Quest Diagnostic, Inc. 7.50%, 7/12/11.....................  BBB-            175        174,254
                                                                                    ------------
                                                                                         555,583
                                                                                    ------------
OIL & GAS (DRILLING & EQUIPMENT)--3.5%
  Kinder Morgan Energy Partners 6.75%, 3/15/11..............  A-               70         68,898
  Kinder Morgan Energy Partners 7.40%, 3/15/31..............  A-               50         49,102
  R & B Falcon Corp. Series B 6.75%, 4/15/05................  A-              450        456,750
  Smith International, Inc. 6.75%, 2/15/11..................  BBB+             85         83,503
                                                                                    ------------
                                                                                         658,253
                                                                                    ------------
PAPER & FOREST PRODUCTS--0.3%
  Georgia-Pacific Group 6.70%, 11/15/03.....................  BBB-             50         50,312

RETAIL (FOOD CHAINS)--8.8%
  Delhaize America, Inc. 144A 7.375%, 4/15/06 (b)(d)........  BBB-            150        153,842
  Delhaize America, Inc. 144A 8.125%, 4/15/11 (b)(d)........  BBB-            250        260,772
  Kroger Co. 7.15%, 3/1/03..................................  BBB-             70         72,534
  Kroger Co. 7.375%, 3/1/05.................................  BBB-            155        160,883
  Kroger Co. 7.45%, 3/1/08..................................  BBB-            425        441,197
  Kroger Co. 7.50%, 4/01/31.................................  BBB-            135        133,096
  Safeway, Inc. 6.15%, 3/1/06...............................  BBB             300        298,352
  Safeway, Inc. 6.50%, 3/1/11...............................  BBB             110        107,236
                                                                                    ------------
                                                                                       1,627,912
                                                                                    ------------
RETAIL (GENERAL MERCHANDISE)--0.8%
  Wal Mart Stores, Inc. 6.875%, 8/10/09.....................  AA              150        155,633

SERVICES (COMMERCIAL & CONSUMER)--1.4%
  PHH Corp. 8.125%, 2/3/03..................................  A-              250        253,525

                       See Notes to Financial Statements

                      PHOENIX-JANUS FLEXIBLE INCOME SERIES

                                                              STANDARD      PAR
                                                              & POOR'S     VALUE
                                                               RATING      (000)        VALUE
                                                              ---------  ---------  -------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--2.6%
  American Cellular Corp. 144A 9.50%, 10/15/09 (b)(d).......  B          $     40   $     37,800
  Verizon Wireless, Inc. 5.75%, 4/1/03......................  A+              450        452,700
                                                                                    ------------
                                                                                         490,500
                                                                                    ------------
TELECOMMUNICATIONS (LONG DISTANCE)--1.1%
  Worldcom Inc 6.5% 5/15/04.................................  BBB+            200        200,369
TELEPHONE--0.7%
  Qwest Capital Funding 6.25%, 7/15/05......................  BBB+             70         69,349
  Qwest Capital Funding 7.90%, 8/15/10......................  BBB+             50         51,739
                                                                                    ------------
                                                                                         121,088
                                                                                    ------------
WASTE MANAGEMENT--3.0%
  Allied Waste North America, Inc. Series B 7.625%,
    1/1/06..................................................  BB-             150        148,312
  Waste Management, Inc. 7%, 10/1/04........................  BBB             250        254,432
  Waste Management, Inc. 7.375%, 8/1/10.....................  BBB             150        150,558
                                                                                    ------------
                                                                                         553,302
                                                                                    ------------
TOTAL CORPORATE BONDS
  (Identified cost $11,263,508)...................................................    11,368,089
                                                                                    ------------
FOREIGN GOVERNMENT SECURITIES--0.8%
MEXICO--0.8%
  United Mexican States Global Bond 8.375% 1/14/11..........  BB+             150        151,163
                                                                                    ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $150,396)......................................................       151,163
                                                                                    ------------
                                                              STANDARD      PAR
                                                              & POOR'S     VALUE
                                                               RATING      (000)        VALUE
                                                              ---------  ---------  -------------

FOREIGN CORPORATE BONDS--0.5%
UNITED KINGDOM--0.5%
  British Telecom PLC 7.625%, 12/15/05......................  A-         $     75   $     78,701
  Ono Finance PLC 14%, 7/15/10 (c)..........................  CCC+             30         20,571
                                                                                    ------------
                                                                                          99,272
                                                                                    ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $105,317)......................................................        99,272
                                                                                    ------------
CONVERTIBLE BONDS--0.2%
BROADCASTING (TELEVISION, RADIO & CABLE)--0.2%
  Mediacom Communications 5.25%, 7/1/06 (d).................  B+               25         27,531

COMPUTERS (NETWORKING)--0.0%
  Candescent Technology Corp. 144A 8%,
    5/01/03 (b)(d)(e)(f)....................................  NR               50          5,000
                                                                                    ------------
TOTAL CONVERTIBLE BONDS
  (Identified cost $67,439).......................................................        32,531
                                                                                    ------------
TOTAL LONG-TERM INVESTMENTS--95.7%
  (Identified cost $17,801,370)...................................................    17,814,433
                                                                                    ------------
SHORT-TERM OBLIGATIONS--2.1%
FEDERAL AGENCY SECURITIES--2.1%
  Freddie Mac 3.94%, 7/2/01.................................  AAA             400        399,956
                                                                                    ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $399,956)......................................................       399,956
                                                                                    ------------
TOTAL INVESTMENTS--97.8%
  (Identified cost $18,201,326)...................................................    18,214,389(a)
  Other assets and liabilities, net--2.2%.........................................       405,737
                                                                                    ------------
NET ASSETS--100.0%................................................................  $ 18,620,126
                                                                                    ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $170,676 and gross depreciation of $160,257 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $18,203,970.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, these securities amounted to a value of $2,179,555 or 11.7% of net assets.
(c)  Par value represents Euro.
(d)  Private placement.
(e)  Non-income producing.
(f) Security in default. Security valued at fair value as determined in good faith by or under the direction of the Trustees.

                       See Notes to Financial Statements

                      PHOENIX-JANUS FLEXIBLE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $18,201,326)..............................................  $  18,214,389
Cash........................................................         83,997
Receivables
  Interest..................................................        325,763
  Investment securities sold................................        100,917
  Fund shares sold..........................................         41,594
                                                              -------------
    Total assets............................................     18,766,660
                                                              -------------
LIABILITIES
Payables
  Investment securities purchased...........................        104,288
  Professional fee..........................................         16,593
  Printing fee..............................................         14,234
  Investment advisory fee...................................          4,222
  Financial agent fee.......................................          4,209
  Trustees' fee.............................................          2,160
Accrued expenses............................................            828
                                                              -------------
    Total liabilities.......................................        146,534
                                                              -------------
NET ASSETS..................................................  $  18,620,126
                                                              =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $  18,533,027
  Undistributed net investment income.......................        111,899
  Accumulated net realized loss.............................        (37,981)
  Net unrealized appreciation...............................         13,181
                                                              -------------
NET ASSETS..................................................  $  18,620,126
                                                              =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................      1,834,373
                                                              =============
Net asset value and offering price per share................         $10.15
                                                              =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

INVESTMENT INCOME
  Interest..................................................  $     514,455
                                                              -------------
    Total investment income.................................        514,455
                                                              -------------
EXPENSES
  Investment advisory fee...................................         63,074
  Financial agent fee.......................................         21,155
  Professional..............................................         15,283
  Printing..................................................          8,562
  Custodian.................................................          6,158
  Trustees..................................................          4,223
  Miscellaneous.............................................          7,534
                                                              -------------
    Total expenses..........................................        125,989
    Less expenses borne by investment adviser...............        (51,085)
    Custodian fees paid indirectly..........................             (8)
                                                              -------------
    Net expenses............................................         74,896
                                                              -------------
NET INVESTMENT INCOME.......................................        439,559
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................        152,815
  Net realized loss on foreign currency.....................           (791)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................       (243,172)
  Net change in unrealized appreciation (depreciation) on
    foreign currency and foreign currency transactions......            (36)
                                                              -------------
NET LOSS ON INVESTMENTS.....................................        (91,184)
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $     348,375
                                                              =============

                       See Notes to Financial Statements

                      PHOENIX-JANUS FLEXIBLE INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED
                                                                 6/30/01       YEAR ENDED
                                                               (UNAUDITED)      12/31/00
                                                              --------------  ------------
FROM OPERATIONS
  Net investment income (loss)..............................  $     439,559   $   559,943
  Net realized gain (loss)..................................        152,024      (202,563)
  Net change in unrealized appreciation (depreciation)......       (243,208)      265,821
                                                              -------------   -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................        348,375       623,201
                                                              -------------   -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................       (336,998)     (538,047)
                                                              -------------   -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................       (336,998)     (538,047)
                                                              -------------   -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (665,053 and 734,472 shares,
    respectively)...........................................      6,830,030     7,378,359
  Net asset value of shares issued from reinvestment of
    distributions (33,036 and 53,762 shares,
    respectively)...........................................        336,998       538,047
  Cost of shares repurchased (107,548 and 68,543 shares,
    respectively)...........................................     (1,104,823)     (686,671)
                                                              -------------   -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................      6,062,205     7,229,735
                                                              -------------   -----------
  NET INCREASE (DECREASE) IN NET ASSETS.....................      6,073,582     7,314,889
NET ASSETS
  Beginning of period.......................................     12,546,544     5,231,655
                                                              -------------   -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME OF $111,899 AND $9,338,
    RESPECTIVELY)...........................................  $  18,620,126   $12,546,544
                                                              =============   ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                              SIX MONTHS
                                                                 ENDED                             FROM INCEPTION
                                                                6/30/01          YEAR ENDED         12/15/99 TO
                                                              (UNAUDITED)         12/31/00            12/31/99
                                                              -----------        ----------        --------------
Net asset value, beginning of period........................    $10.09             $ 9.98              $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..............................      0.25               0.53                0.02
  Net realized and unrealized gain (loss)...................      0.01               0.10               (0.02)
                                                                ------             ------              ------
    TOTAL FROM INVESTMENT OPERATIONS........................      0.26               0.63                  --
                                                                ------             ------              ------
LESS DISTRIBUTIONS
  Dividends from net investment income......................     (0.20)             (0.52)              (0.02)
                                                                ------             ------              ------
    TOTAL DISTRIBUTIONS.....................................     (0.20)             (0.52)              (0.02)
                                                                ------             ------              ------
CHANGE IN NET ASSET VALUE...................................      0.06               0.11               (0.02)
                                                                ------             ------              ------
NET ASSET VALUE, END OF PERIOD..............................    $10.15             $10.09              $ 9.98
                                                                ======             ======              ======
Total return................................................      2.60%(2)           6.43%               0.02%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands).......................   $18,620            $12,547              $5,232
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses .......................................      0.95%(1)(4)(6)     1.00%(4)(5)         0.95%(1)(3)
  Net investment income.....................................      5.58%(1)           6.63%               4.81%(1)
Portfolio turnover rate.....................................       165%(2)            227%                  0%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 8.18% for the period ended December 31, 1999.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including custody credits) would have been 1.60% and 2.47% for the periods ended June 30, 2001 and December 31, 2000, respectively.
(5) For the year ended December 31, 2000, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees, if expense offsets were included, the ratio would have been 0.95%.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

                          PHOENIX-JANUS GROWTH SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)


                                                                   SHARES        VALUE
                                                                  ---------  -------------
COMMON STOCKS--88.1%
AEROSPACE/DEFENSE--2.2%
  Boeing Co. (The)..............................................    29,280   $  1,627,968
BANKS (MAJOR REGIONAL)--2.6%
  Bank of New York Co., Inc. (The)..............................    40,025      1,921,200

BEVERAGES (ALCOHOLIC)--1.6%
  Anheuser-Busch Cos., Inc......................................    27,875      1,148,450

BROADCASTING (TELEVISION, RADIO & CABLE)--11.6%
  AT&T Corp.- Liberty Media Corp. Class A (b)...................   117,225      2,050,265
  Cablevision Systems Corp. Class A (b).........................    26,650      1,559,025
  Cablevision Systems Corp.-Rainbow Media Group (b).............    11,250        290,250
  Comcast Corp. Special Class A (b).............................    83,190      3,610,446
  General Motors Corp. Class H (b)..............................    53,450      1,082,362
                                                                             ------------
                                                                                8,592,348
                                                                             ------------
COMPUTERS (PERIPHERALS)--2.3%
  EMC Corp. (b).................................................    59,150      1,718,307

COMPUTERS (SOFTWARE & SERVICES)--6.9%
  Microsoft Corp. (b)...........................................    26,730      1,951,290
  Oracle Corp. (b)..............................................    67,850      1,289,150
  Siebel Systems, Inc. (b)......................................    39,905      1,871,544
                                                                             ------------
                                                                                5,111,984
                                                                             ------------
ELECTRICAL EQUIPMENT--5.7%
  General Electric Co...........................................    80,025      3,901,219
  Symbol Technologies, Inc......................................    15,510        344,322
                                                                             ------------
                                                                                4,245,541
                                                                             ------------
ELECTRONICS (SEMICONDUCTORS)--6.9%
  Advanced Micro Devices, Inc. (b)..............................    29,315        846,617
  Linear Technology Corp........................................    62,700      2,772,594
  Texas Instruments, Inc........................................    48,895      1,540,192
                                                                             ------------
                                                                                5,159,403
                                                                             ------------
ENGINEERING & CONSTRUCTION--1.0%
  Fluor Corp....................................................    16,980        766,647

ENTERTAINMENT--10.1%
  AOL Time Warner, Inc. (b).....................................    67,275      3,565,575
  Metro Goldwyn-Mayer, Inc. (b).................................    36,895        835,672
  Viacom, Inc. Class B (b)......................................    60,275      3,119,231
                                                                             ------------
                                                                                7,520,478
                                                                             ------------
EQUIPMENT (SEMICONDUCTORS)--2.3%
  Applied Materials, Inc. (b)...................................    35,245      1,730,529
FINANCIAL (DIVERSIFIED)--10.5%
  Citigroup, Inc................................................    70,900      3,746,356
  Fannie Mae....................................................    34,400      2,929,160
  Morgan Stanley Dean Witter & Co...............................    17,450      1,120,813
                                                                             ------------
                                                                                7,796,329
                                                                             ------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--1.7%
  MGM Mirage, Inc. (b)..........................................    42,410      1,270,604
HEALTH CARE (DIVERSIFIED)--1.4%
  Bristol-Myers Squibb Co.......................................    19,645      1,027,434

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--7.2%
  Genentech, Inc. (b)...........................................    41,795      2,302,905
  Pfizer, Inc...................................................    59,393      2,378,690

                                                                   SHARES        VALUE
                                                                  ---------  -------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--CONTINUED
  Schering-Plough Corp..........................................    18,690   $    677,326
                                                                             ------------
                                                                                5,358,921
                                                                             ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.3%
  Applera Corp-Applied Biosystems Group.........................     9,295        248,641

HOUSEHOLD PRODUCTS (NON-DURABLE)--1.3%
  Colgate-Palmolive Co..........................................    16,280        960,357

INVESTMENT BANKING/BROKERAGE--1.0%
  Schwab (Charles) Corp. (The)..................................    47,700        729,810

NATURAL GAS--1.4%
  Enron Corp....................................................    21,625      1,059,625

OIL & GAS (EXPLORATION & PRODUCTION)--3.1%
  Anadarko Petroleum Corp.......................................    43,025      2,324,641

OIL (INTERNATIONAL INTEGRATED)--1.7%
  Exxon Mobil Corp..............................................    14,230      1,242,991

RETAIL (BUILDING SUPPLIES)--1.1%
  Home Depot, Inc. (The)........................................    17,392        809,598

RETAIL (GENERAL MERCHANDISE)--1.5%
  Wal-Mart Stores, Inc..........................................    22,695      1,107,516

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.8%
  Sprint Corp. (PCS Group) (b)..................................    23,800        574,770

TELEPHONE--1.9%
  Qwest Communications International, Inc.......................    45,315      1,444,189
                                                                             ------------
TOTAL COMMON STOCKS
  (Identified cost $69,345,963)............................................    65,498,281
                                                                             ------------
FOREIGN COMMON STOCKS--7.7%
COMMUNICATIONS EQUIPMENT--2.8%
  Nokia Oyj ADR (Finland) (b)...................................    94,145      2,074,956

ELECTRICAL EQUIPMENT--2.3%
  Flextronics International Ltd. (Singapore) (b)................    66,710      1,741,798

EQUIPMENT (SEMICONDUCTORS)--2.0%
  ASM Lithography Holdings NV (Netherlands) (b).................    65,300      1,452,925

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.6%
  Vodafone Group PLC ADR (United Kingdom).......................    19,325        431,914
                                                                             ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $10,327,778)............................................     5,701,593
                                                                             ------------
TOTAL LONG-TERM INVESTMENTS--95.8%
  (Identified cost $79,673,741)............................................    71,199,874
                                                                             ------------

                                                       STANDARD      PAR
                                                       & POOR'S     VALUE
                                                        RATING      (000)
                                                       ---------  ---------
SHORT-TERM OBLIGATIONS--4.7%
FEDERAL AGENCY SECURITIES--4.7%
  Freddie Mac 3.94%, 7/2/01..........................  AAA        $  3,500      3,499,618
                                                                             ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $3,499,617).............................................     3,499,618
                                                                             ------------
TOTAL INVESTMENTS--100.5%
  (Identified cost $83,173,358)............................................    74,699,492(a)
  Other assets and liabilities, net--(0.5%)................................      (403,332)
                                                                             ------------
NET ASSETS--100.0%.........................................................  $ 74,296,160
                                                                             ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $4,242,595 and gross depreciation of $12,793,430 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $83,250,327.
(b)  Non-income producing.

                       See Notes to Financial Statements

                          PHOENIX-JANUS GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $83,173,358)..............................................  $   74,699,492
Cash........................................................          24,212
Receivables
  Fund shares sold..........................................         127,716
  Dividends and interest....................................           4,326
                                                              --------------
    Total assets............................................      74,855,746
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased...........................         360,710
  Fund shares repurchased...................................          34,789
  Printing fee..............................................          85,051
  Investment advisory fee...................................          42,914
  Professional fee..........................................          21,262
  Financial agent fee.......................................           8,209
  Trustees' fee.............................................           2,169
Accrued expenses............................................           4,482
                                                              --------------
    Total liabilities.......................................         559,586
                                                              --------------
NET ASSETS..................................................  $   74,296,160
                                                              ==============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $   95,100,654
  Undistributed net investment loss.........................         (91,960)
  Accumulated net realized loss.............................     (12,238,668)
  Net unrealized depreciation...............................      (8,473,866)
                                                              --------------
NET ASSETS..................................................  $   74,296,160
                                                              ==============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................       8,934,922
                                                              ==============
Net asset value and offering price per share................           $8.32
                                                              ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $      175,848
  Interest..................................................          92,432
  Foreign taxes withheld....................................          (3,877)
                                                              --------------
    Total investment income.................................         264,403
                                                              --------------
EXPENSES
  Investment advisory fee...................................         303,575
  Financial agent fee.......................................          48,639
  Printing..................................................          60,501
  Professional..............................................          19,333
  Custodian.................................................           7,385
  Trustees..................................................           4,223
  Miscellaneous.............................................           4,119
                                                              --------------
    Total expenses..........................................         447,775
    Less expenses borne by investment adviser...............         (90,395)
    Custodian fees paid indirectly..........................            (250)
                                                              --------------
    Net expenses............................................         357,130
                                                              --------------
NET INVESTMENT LOSS.........................................         (92,727)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................     (10,321,507)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................       1,049,336
                                                              --------------
NET LOSS ON INVESTMENTS.....................................      (9,272,171)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $   (9,364,898)
                                                              ==============

                       See Notes to Financial Statements

                          PHOENIX-JANUS GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED
                                                                 6/30/01        YEAR ENDED
                                                               (UNAUDITED)       12/31/00
                                                              --------------  --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $     (92,727)  $      75,928
  Net realized gain (loss)..................................    (10,321,507)     (1,917,161)
  Net change in unrealized appreciation (depreciation)......      1,049,336      (9,656,464)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................     (9,364,898)    (11,497,697)
                                                              -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................             --         (76,831)
                                                              -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................             --         (76,831)
                                                              -------------   -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (3,047,689 and 8,295,438
    shares, respectively)...................................     26,802,437      90,957,466
  Net asset value of shares issued from reinvestment of
    distributions (0 and 7,930 shares, respectively)........             --          76,831
  Cost of shares repurchased (1,503,180 and 1,221,888
    shares, respectively)...................................    (12,649,358)    (13,226,452)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................     14,153,079      77,807,845
                                                              -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................      4,788,181      66,233,317
NET ASSETS
  Beginning of period.......................................     69,507,979       3,274,662
                                                              -------------   -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $(91,960) AND $767, RESPECTIVELY)......  $  74,296,160   $  69,507,979
                                                              =============   =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                              SIX MONTHS
                                                                 ENDED             YEAR           FROM INCEPTION
                                                                6/30/01            ENDED           12/15/99 TO
                                                              (UNAUDITED)        12/31/00            12/31/99
                                                              -----------        ---------        --------------
Net asset value, beginning of period........................   $   9.41          $  10.60            $  10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..............................      (0.01)             0.01                0.01
  Net realized and unrealized gain (loss)...................      (1.08)            (1.19)               0.59
                                                               --------          --------            --------
    TOTAL FROM INVESTMENT OPERATIONS........................      (1.09)            (1.18)               0.60
                                                               --------          --------            --------
LESS DISTRIBUTIONS
  Dividends from net investment income......................         --             (0.01)                 --
                                                               --------          --------            --------
    TOTAL DISTRIBUTIONS.....................................         --             (0.01)                 --
                                                               --------          --------            --------
CHANGE IN NET ASSET VALUE...................................      (1.09)            (1.19)               0.60
                                                               --------          --------            --------
NET ASSET VALUE, END OF PERIOD..............................   $   8.32          $   9.41            $  10.60
                                                               ========          ========            ========
Total return................................................     (11.59)%(2)       (11.17)%              6.00%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands).......................    $74,296           $69,508              $3,275
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3)....................................       1.00%(1)(4)       1.00%               1.00%(1)
  Net investment income.....................................      (0.26)%(1)         0.15%               1.61%(1)
Portfolio turnover rate.....................................         20%(2)            16%                  0%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.25%,1.24% and 17.29% for the periods ended June 30, 2001, December 31, 2000 and 1999, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fes; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

                   PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)


                                                                         SHARES        VALUE
                                                                        ---------  -------------
COMMON STOCKS--96.5%
AEROSPACE/DEFENSE--2.5%
  General Dynamics Corp...............................................     2,800   $    217,868
BEVERAGES (ALCOHOLIC)--1.4%
  Anheuser-Busch Cos., Inc............................................     2,950        121,540

BEVERAGES (NON-ALCOHOLIC)--1.2%
  PepsiCo, Inc........................................................     2,350        103,870

BIOTECHNOLOGY--0.4%
  Amgen, Inc. (b).....................................................       600         36,408

BROADCASTING (TELEVISION, RADIO & CABLE)--4.4%
  AT&T Corp.- Liberty Media Corp. Class A (b).........................    21,448        375,126

COMMUNICATIONS EQUIPMENT--1.0%
  American Tower Corp. Class A (b)....................................     4,350         89,914
COMPUTERS (HARDWARE)--4.2%
  Compaq Computer Corp................................................     2,400         37,176
  International Business Machines Corp................................     2,300        259,900
  Sun Microsystems, Inc. (b)..........................................     3,800         59,736
                                                                                   ------------
                                                                                        356,812
                                                                                   ------------
COMPUTERS (NETWORKING)--2.3%
  Cisco Systems, Inc. (b).............................................    10,650        193,830

COMPUTERS (PERIPHERALS)--1.4%
  EMC Corp. (b).......................................................     4,150        120,557
COMPUTERS (SOFTWARE & SERVICES)--7.6%
  Mercury Interactive Corp. (b).......................................       650         38,935
  Microsoft Corp. (b).................................................     5,450        397,850
  Oracle Corp. (b)....................................................     6,150        116,850
  VERITAS Software Corp. (b)..........................................     1,500         99,795
                                                                                   ------------
                                                                                        653,430
                                                                                   ------------
ELECTRICAL EQUIPMENT--7.7%
  General Electric Co.................................................    13,100        638,625
  Sanmina Corp. (b)...................................................     1,150         26,921
                                                                                   ------------
                                                                                        665,546
                                                                                   ------------
ELECTRONICS (SEMICONDUCTORS)--5.9%
  Intel Corp..........................................................    12,000        351,000
  Texas Instruments, Inc..............................................     5,100        160,650
                                                                                   ------------
                                                                                        511,650
                                                                                   ------------
ENTERTAINMENT--3.6%
  AOL Time Warner, Inc. (b)...........................................     5,800        307,400

FINANCIAL (DIVERSIFIED)--8.7%
  Citigroup, Inc......................................................     6,583        347,846
  Freddie Mac.........................................................     5,700        399,000
                                                                                   ------------
                                                                                        746,846
                                                                                   ------------
FOODS--2.2%
  Kraft Foods, Inc....................................................     3,400        105,400
  Quaker Oats Co. (The)...............................................       900         82,125
                                                                                   ------------
                                                                                        187,525
                                                                                   ------------
HEALTH CARE (DIVERSIFIED)--6.0%
  American Home Products Corp.........................................     5,750        336,030
  Bristol-Myers Squibb Co.............................................     3,400        177,820
                                                                                   ------------
                                                                                        513,850
                                                                                   ------------

                                                                         SHARES        VALUE
                                                                        ---------  -------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--9.7%
  Merck & Co., Inc....................................................     1,950   $    124,624
  Pfizer, Inc.........................................................    13,000        520,650
  Pharmacia Corp......................................................     4,200        192,990
                                                                                   ------------
                                                                                        838,264
                                                                                   ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.9%
  Medtronic, Inc......................................................     1,650         75,917

INSURANCE (MULTI-LINE)--2.7%
  American International Group, Inc...................................     2,700        232,200

INVESTMENT BANKING/BROKERAGE--0.8%
  Goldman Sachs Group, Inc. (The).....................................       750         64,350

MANUFACTURING (DIVERSIFIED)--11.9%
  Tyco International Ltd..............................................    12,850        700,325
  United Technologies Corp............................................     4,450        326,007
                                                                                   ------------
                                                                                      1,026,332
                                                                                   ------------
RETAIL (BUILDING SUPPLIES)--2.1%
  Home Depot, Inc. (The)..............................................     3,950        183,873

RETAIL (FOOD CHAINS)--1.1%
  Safeway, Inc. (b)...................................................     1,900         91,200

RETAIL (GENERAL MERCHANDISE)--3.4%
  BJ's Wholesale Club, Inc. (b).......................................     1,800         95,868
  Wal-Mart Stores, Inc................................................     4,000        195,200
                                                                                   ------------
                                                                                        291,068
                                                                                   ------------
SERVICES (COMMERCIAL & CONSUMER)--0.6%
  Crown Castle International Corp. (b)................................     3,250         53,300

TELECOMMUNICATIONS (LONG DISTANCE)--0.6%
  WorldCom, Inc. - WorldCom Group (b).................................     3,550         50,410

TELEPHONE--2.2%
  Verizon Communications, Inc.........................................     3,610        193,135
                                                                                   ------------
TOTAL COMMON STOCKS
  (Identified cost $8,913,867)...................................................     8,302,221
                                                                                   ------------
TOTAL LONG-TERM INVESTMENTS--96.5%
  (Identified cost $8,913,867)...................................................     8,302,221
                                                                                   ------------

                                                                    PAR
                                                                   VALUE
                                                                   (000)
                                                                 ---------
SHORT-TERM OBLIGATIONS--3.0%
REPURCHASE AGREEMENT--3.0%
  State Street Bank & Trust Co. repurchase agreement,
    1.75%, dated 6/29/01 due 7/2/01, repurchase price
    $258,038, collateralized by U.S. Treasury Bond 12.50%,
    8/15/14, market value $270,675.........................      $    258        258,000
                                                                            ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $258,000)..............................................       258,000
                                                                            ------------
TOTAL INVESTMENTS--99.5%
  (Identified cost $9,171,867)............................................     8,560,221(a)
  Other assets and liabilities, net--0.5%.................................        47,100
                                                                            ------------
NET ASSETS--100.0%........................................................  $  8,607,321
                                                                            ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $493,725 and gross depreciation of $1,173,494 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $9,239,990.
(b)  Non-income producing.

                       See Notes to Financial Statements

                   PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $9,171,867)...............................................  $   8,560,221
Cash........................................................            237
Receivables
  Investment securities sold................................        155,893
  Fund shares sold..........................................        110,355
  Dividends and interest....................................          1,308
  Receivable from adviser...................................         12,204
                                                              -------------
    Total assets............................................      8,840,218
                                                              -------------
LIABILITIES
Payables
  Investment securities purchased...........................        152,545
  Fund shares repurchased...................................             66
  Printing..................................................         54,639
  Financial agent fee.......................................          3,586
  Trustees' fee.............................................          2,169
Accrued expenses............................................         19,892
                                                              -------------
    Total liabilities.......................................        232,897
                                                              -------------
NET ASSETS..................................................  $   8,607,321
                                                              =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $  10,370,617
  Undistributed net investment loss.........................        (10,596)
  Accumulated net realized loss.............................     (1,141,054)
  Net unrealized depreciation...............................       (611,646)
                                                              -------------
NET ASSETS..................................................  $   8,607,321
                                                              =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................      1,049,539
                                                              =============
Net asset value and offering price per share................          $8.20
                                                              =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $      26,389
  Interest..................................................          1,670
                                                              -------------
    Total investment income.................................         28,059
                                                              -------------
EXPENSES
  Investment advisory fee...................................         32,860
  Financial agent fee.......................................         19,647
  Printing..................................................         49,372
  Professional..............................................         15,311
  Custodian.................................................          8,167
  Trustees..................................................          4,223
  Miscellaneous.............................................          5,579
                                                              -------------
    Total expenses..........................................        135,159
    Less expenses borne by investment adviser...............        (96,504)
                                                              -------------
    Net expenses............................................         38,655
                                                              -------------
NET INVESTMENT LOSS.........................................        (10,596)
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................       (813,841)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................       (108,632)
                                                              -------------
NET LOSS ON INVESTMENTS.....................................       (922,473)
                                                              -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $    (933,069)
                                                              =============

                       See Notes to Financial Statements

                   PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                 ENDED
                                                                6/30/01      YEAR ENDED
                                                              (UNAUDITED)     12/31/00
                                                              ------------  ------------
FROM OPERATIONS
  Net investment income (loss)..............................  $   (10,596)  $   (24,581)
  Net realized gain (loss)..................................     (813,841)     (327,213)
  Net change in unrealized appreciation (depreciation)......     (108,632)     (812,922)
                                                              -----------   -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................     (933,069)   (1,164,716)
                                                              -----------   -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................           --          (879)
  Net realized gains........................................           --        (6,146)
  In excess of net realized gains...........................           --          (678)
                                                              -----------   -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................           --        (7,703)
                                                              -----------   -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (378,883 and 317,692 shares,
    respectively)...........................................    3,265,458     3,465,035
  Net asset value of shares issued from reinvestment of
    distributions (0 and 705 shares, respectively)..........           --         7,703
  Cost of shares repurchased (105,122 and 50,781 shares,
    respectively)...........................................     (880,192)     (547,499)
                                                              -----------   -----------
  NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................    2,385,266     2,925,239
                                                              -----------   -----------
  INCREASE (DECREASE) IN NET ASSETS.........................    1,452,197     1,752,820
NET ASSETS
  Beginning of period.......................................    7,155,124     5,402,304
                                                              -----------   -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF ($10,596) AND $0, RESPECTIVELY)........  $ 8,607,321   $ 7,155,124
                                                              ===========   ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                     SIX MONTHS
                                        ENDED                       FROM INCEPTION
                                       6/30/01       YEAR ENDED      12/15/99 TO
                                     (UNAUDITED)      12/31/00         12/31/99
                                     -----------     ----------     --------------
Net asset value, beginning of
  period...........................   $  9.22         $10.63            $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss).....     (0.01)         (0.04)(5)             --
  Net realized and unrealized gain
    (loss).........................     (1.01)         (1.36)              0.63
                                      -------         ------            -------
    TOTAL FROM INVESTMENT
      OPERATIONS...................     (1.02)         (1.40)              0.63
                                      -------         ------            -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income.........................        --             --(4)              --
  Dividends from net realized
    gains..........................        --          (0.01)                --
  In excess of net realized
    gains..........................        --             --(4)              --
                                      -------         ------            -------
    TOTAL DISTRIBUTIONS............        --          (0.01)                --
                                      -------         ------            -------
CHANGE IN NET ASSET VALUE..........     (1.02)         (1.41)              0.63
                                      -------         ------            -------
NET ASSET VALUE, END OF PERIOD.....   $  8.20         $ 9.22            $ 10.63
                                      =======         ======            =======
Total return.......................    (11.08)%       (13.16)%             6.31%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)......................    $8,607         $7,155             $5,402
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3)...........      1.00%(1)       1.00%              1.00%(1)
  Net investment income (loss).....     (0.27)%(1)     (0.34)%             0.39%(1)
Portfolio turnover rate............        45%(1)         86%                 2%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.50%, 2.90% and 8.11% for the periods ended June 30, 2001, December 31, 2000 and 1999, respectively.
(4) Amount is less than $0.01.
(5) Computed using average shares outstanding.

                       See Notes to Financial Statements

                        PHOENIX-OAKHURST BALANCED SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

                                                             STANDARD      PAR
                                                             & POOR'S     VALUE
                                                              RATING      (000)         VALUE
                                                             ---------  ----------  -------------
U.S. GOVERNMENT SECURITIES--2.1%
U.S. TREASURY BONDS--1.1%
  U.S. Treasury Bonds 5.375%, 2/15/31......................  AAA        $   3,000   $  2,843,907

U.S. TREASURY NOTES--1.0%
  U.S. Treasury Notes 5.625%, 5/15/08......................  AAA              234        238,790
  U.S. Treasury Notes, 5%, 2/15/11.........................  AAA            2,245      2,178,350
                                                                                    ------------
                                                                                       2,417,140
                                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $5,348,580)....................................................     5,261,047
                                                                                    ------------
AGENCY MORTGAGE-BACKED SECURITIES--2.5%
  GNMA 6.50%, 11/15/23.....................................  AAA            1,216      1,204,023
  GNMA 6.50%, 12/15/23.....................................  AAA              373        369,529
  GNMA 6.50%, 2/15/24......................................  AAA            1,536      1,520,832
  GNMA 6.50%, 6/15/28......................................  AAA            3,211      3,179,768
                                                                                    ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $6,270,119)....................................................     6,274,152
                                                                                    ------------
AGENCY NON MORTGAGE-BACKED SECURITIES--3.6%
  Fannie Mae 6.50%, 8/15/04................................  Aaa(d)           449        466,901
  Fannie Mae 6.625%, 9/15/09...............................  Aaa(d)         4,355      4,511,232
  Freddie Mac 6.625%, 9/15/09..............................  Aaa(d)         4,000      4,142,888
                                                                                    ------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
  (Identified cost $8,793,422)....................................................     9,121,021
                                                                                    ------------
MUNICIPAL BONDS--6.3%
CALIFORNIA--1.8%
  Alameda Corridor Transportation Authority Revenue Taxable
    Series C 6.60%, 10/1/29................................  AAA            1,000        950,760
  Fresno County Pension Obligation Revenue Taxable 6.21%,
    8/15/06................................................  AAA            1,000      1,014,010
  Fresno Pension Obligation Taxable 7.80%, 6/1/14..........  AAA            1,000      1,098,740
  Kern County Pension Obligation Revenue Taxable 7.26%,
    8/15/14................................................  AAA              420        442,222
  Long Beach Pension Obligation Taxable 6.87%, 9/1/06......  AAA              230        239,922
  San Bernardino County Pension Obligation Revenue Taxable
    6.87%, 8/1/08..........................................  AAA              110        114,910
  Sonoma County Pension Obligation Revenue Taxable 6.625%,
    6/1/13.................................................  AAA              495        500,024
  Ventura County Pension Obligation Taxable 6.54%,
    11/1/05................................................  AAA              260        270,514
                                                                                    ------------
                                                                                       4,631,102
                                                                                    ------------
FLORIDA--0.8%
  Miami Beach Special Obligation Revenue Taxable 8.60%,
    9/1/21.................................................  AAA              875        937,519
  Tampa Solid Waste System Revenue Taxable Series A 6.33%,
    10/1/06................................................  AAA              700        712,194
  University of Miami Exchangeable Revenue Taxable Series A
    7.65%, 4/1/20 (e)......................................  AAA              270        275,246
                                                                                    ------------
                                                                                       1,924,959
                                                                                    ------------
ILLINOIS--0.6%
  Illinois Educational Facilities Authority-Loyola
    University Revenue Taxable Series A 7.84%, 7/1/24......  AAA            1,500      1,547,355
MASSACHUSETTS--0.2%
  Massachusetts Port Authority Revenue Taxable Series C
    6.05%, 7/1/02..........................................  AA-              450        455,666
                                                             STANDARD      PAR
                                                             & POOR'S     VALUE
                                                              RATING      (000)         VALUE
                                                             ---------  ----------  -------------

NEW JERSEY--0.4%
  New Jersey Sports & Exposition Authority Revenue Taxable
    Series A 6.75%, 3/1/10.................................  AAA        $   1,000   $  1,016,380

NEW YORK--0.9%
  New York State Dormitory Authority Pension Obligation
    Revenue Taxable 6.90%, 4/1/03..........................  AA-              650        666,881
  New York State Taxable Series C 6.35%, 3/1/07............  AAA            1,500      1,515,945
                                                                                    ------------
                                                                                       2,182,826
                                                                                    ------------
OREGON--0.3%
  Multnomah County Pension Obligation Revenue Taxable
    7.20%, 6/1/10..........................................  Aaa (d)          100        104,625
  Portland Pension Obligation Revenue Taxable Series C
    7.32%, 6/1/08..........................................  Aaa (d)          555        586,779
                                                                                    ------------
                                                                                         691,404
                                                                                    ------------
PENNSYLVANIA--0.9%
  Philadelphia Authority For Industrial Development Pension
    Funding Retirement Systems Revenue Taxable Series A
    5.79%, 4/15/09.........................................  AAA            1,100      1,063,051
  Pittsburgh Pension Obligation Taxable Series C 6.50%,
    3/1/17.................................................  AAA            1,250      1,210,938
                                                                                    ------------
                                                                                       2,273,989
                                                                                    ------------
TEXAS--0.4%
  Dallas-Fort Worth International Airport Facilities
    Revenue Taxable 6.40%, 11/1/07.........................  AAA            1,000      1,014,510
                                                                                    ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $15,581,096)...................................................    15,738,191
                                                                                    ------------
ASSET-BACKED SECURITIES--2.1%
  AESOP Funding II LLC 97-1A, A2 6.40%, 10/20/03...........  AAA            1,200      1,223,524
  Capita Equipment Receivables Trust 97-1, B 6.45%,
    8/15/02................................................  A+               770        777,339
  Case Equipment Loan Trust 98-A, A4 5.83%, 2/15/05........  AAA              590        591,523
  Ford Credit Auto Owner Trust 99-B, A4 5.80%, 6/15/02.....  AAA              151        150,792
  Green Tree Financial Corp. 96-2, M1 7.60%, 4/15/27.......  AA-              675        673,751
  Premier Auto Trust 98-3, B 6.14%, 9/8/04.................  AAA              500        507,045
  WFS Financial Owner Trust 00-D, A3 6.83%, 7/20/05........  AAA            1,330      1,370,723
                                                                                    ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $5,257,579)....................................................     5,294,697
                                                                                    ------------
CORPORATE BONDS--4.7%
AIRLINES--0.3%
  Northwest Airlines Corp. 00-1 Class G 8.072%, 10/1/19....  AAA              647        696,896

BANKS (MAJOR REGIONAL)--0.4%
  U.S. Bank of Minnesota N.A. 6.30%, 7/15/08...............  A                500        490,929
  Wachovia Corp. 5.625%, 12/15/08..........................  A                500        466,442
                                                                                    ------------
                                                                                         957,371
                                                                                    ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--0.8%
  Charter Communications Holdings LLC 8.625%, 4/1/09.......  B+               700        668,500

                       See Notes to Financial Statements

                        PHOENIX-OAKHURST BALANCED SERIES

                                                             STANDARD      PAR
                                                             & POOR'S     VALUE
                                                              RATING      (000)         VALUE
                                                             ---------  ----------  -------------
BROADCASTING (TELEVISION, RADIO & CABLE)--CONTINUED
  Charter Communications Holdings LLC 144A 10%,
    5/15/11 (c)............................................  B+         $     500   $    510,000
  Comcast Cable Communications, Inc. 7.125%, 6/15/13.......  BBB              500        497,132
  CSC Holdings, Inc. 7.625%, 7/15/18.......................  BB+              500        451,461
                                                                                    ------------
                                                                                       2,127,093
                                                                                    ------------
COMPUTERS (SOFTWARE & SERVICES)--0.2%
  Computer Associates International, Inc. Series B 6.375%,
    4/15/05................................................  BBB+             535        507,487

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.4%
  Isle of Capri Casinos, Inc. 8.75%, 4/15/09...............  B                500        459,375
  MGM Mirage, Inc. 9.75%, 6/1/07...........................  BB+              100        106,750
  Park Place Entertainment Corp. 9.375%, 2/15/07...........  BB+              500        526,875
                                                                                    ------------
                                                                                       1,093,000
                                                                                    ------------
HARDWARE & TOOLS--0.2%
  Black & Decker Corp. 144A 7.125%, 6/1/11 (c).............  BBB              450        446,079

HEALTH CARE (HOSPITAL MANAGEMENT)--0.2%
  Tenet Healthcare Corp. 8%, 1/15/05.......................  BB+              500        515,625

HEALTH CARE (SPECIALIZED SERVICES)--0.2%
  HEALTHSOUTH Corp. 10.75%, 10/1/08........................  BB+              500        540,822
INSURANCE (MULTI-LINE)--0.2%
  Willis Corroon Corp. 9%, 2/1/09..........................  B+               410        419,225
PAPER & FOREST PRODUCTS--0.3%
  Buckeye Technologies, Inc. 8.50%, 12/15/05...............  BB-              700        696,500

PUBLISHING (NEWSPAPERS)--0.2%
  Hollinger International Publishing, Inc. 9.25%,
    3/15/07................................................  B+               625        631,250

SERVICES (COMMERCIAL & CONSUMER)--0.2%
  United Rentals, Inc. Series B 9.50%, 6/1/08..............  BB-              250        238,750
  United Rentals, Inc. Series B 8.80%, 8/15/08.............  BB-              250        230,000
                                                                                    ------------
                                                                                         468,750
                                                                                    ------------
SHIPPING--0.1%
  Teekay Shipping Corp. 8.32%, 2/1/08......................  BB+              230        234,600

TELECOMMUNICATIONS (LONG DISTANCE)--0.3%
  Worldcom, Inc. 7.50%, 5/15/11............................  BBB+             650        632,873

TELEPHONE--0.6%
  Century Telephone Enterprises, Inc. Series F 6.30%,
    1/15/08................................................  BBB+             500        472,508
  Qwest Communications International, Inc. Series B 7.50%,
    11/1/08................................................  BBB+           1,100      1,114,293
                                                                                    ------------
                                                                                       1,586,801
                                                                                    ------------
TRUCKS & PARTS--0.1%
  Cummins Engine, Inc. 6.45%, 3/1/05.......................  BBB              200        192,132
                                                                                    ------------
TOTAL CORPORATE BONDS
  (Identified cost $11,771,382)...................................................    11,746,504
                                                                                    ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--9.0%
  CS First Boston Mortgage Securities Corp. 97-C2, B 6.72%,
    11/17/07...............................................  Aa(d)          2,000      2,027,720
  CS First Boston Mortgage Securities Corp. 98-C1, A1B
    6.48%, 5/17/08.........................................  AAA              500        501,985
  DLJ Commercial Mortgage Corp. 99-CG1, A1B 6.46%,
    1/10/09................................................  Aaa(d)         2,000      2,005,760
  DLJ Commercial Mortgage Corp. 98-CF2, A1B 6.24%,
    11/12/31...............................................  Aaa(d)         2,500      2,479,482
                                                             STANDARD      PAR
                                                             & POOR'S     VALUE
                                                              RATING      (000)         VALUE
                                                             ---------  ----------  -------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--CONTINUED
  DLJ Mortgage Acceptance Corp. 96-CF1, A1B 7.58%,
    2/12/06................................................  AAA        $   1,400   $  1,479,968
  First Union - Lehman Brothers Commercial Mortgage 97-C1,
    B 7.43%, 4/18/07.......................................  Aa(d)            930        966,314
  First Union Commercial Mortgage Trust 99-C1, A2 6.07%,
    10/15/08...............................................  AAA            2,000      1,954,375
  Fleet Credit Card Master Trust II, 2000-C, A 7.02%,
    2/15/08................................................  AAA            1,200      1,253,190
  G.E. Capital Mortgage Services, Inc. 96-8, 1M 7.25%,
    5/25/26................................................  AA               232        234,299
  J.P. Morgan Chase Commercial Mortgage Securities 01-CIBC,
    A3 6.26%, 3/15/33......................................  AAA            1,500      1,459,160
  LB Commercial Conduit Mortgage Trust 98-C4, A1B 6.21%,
    10/15/08...............................................  AAA            2,500      2,482,648
  Lehman Large Loan 97-LLI, B 6.95%, 3/12/07...............  AA+              825        848,588
  Nationslink Funding Corp. 96-1, B 7.69%, 12/20/05........  AA               450        465,469
  Residential Funding Mortgage Securities I 96-S8, A4
    6.75%, 3/25/11.........................................  AAA              509        514,388
  Residential Funding Mortgage Securities I 96-S1, A11
    7.10%, 1/25/26.........................................  AAA              964        962,414
  Residential Funding Mortgage Securities I 96-S4, M1
    7.25%, 2/25/26.........................................  AA+              877        883,858
  Washington Mutual Bank 99-WM3 2A5 7.5%, 11/19/29.........  Aaa(d)         2,000      2,066,560
                                                                                    ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $22,263,391)...................................................    22,586,178
                                                                                    ------------
FOREIGN GOVERNMENT SECURITIES--4.6%
CHILE--0.4%
  Republic of Chile 6.875%, 4/28/09........................  A-             1,125      1,120,492

COLOMBIA--0.2%
  Republic of Columbia 9.75%, 4/9/11.......................  BBB              500        511,250

CROATIA--0.5%
  Croatia Series B 6.25%, 7/31/06 (e)......................  BBB-             346        340,496
  Croatia Series A 6.25%, 7/31/10 (e)......................  BBB-             993        973,317
                                                                                    ------------
                                                                                       1,313,813
                                                                                    ------------
EL SALVADOR--0.5%
  Republic of El Salvador 144A 9.50%, 8/15/06 (c)..........  BB+            1,200      1,293,000

MEXICO--1.5%
  United Mexican States Global Bond 8.125%, 12/30/19.......  BB+            4,000      3,780,000

POLAND--1.2%
  Republic of Poland Bearer PDI 6%, 10/27/14 (e)...........  BBB+           2,980      2,944,687

URUGUAY--0.3%
  Republic of Uruguay 7.875%, 7/15/27......................  BBB-             750        720,000
                                                                                    ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $11,067,429)...................................................    11,683,242
                                                                                    ------------
FOREIGN CORPORATE BONDS--1.7%
BERMUDA--0.5%
  Global Crossing Holdings Ltd. 9.125%, 11/15/06...........  BB             1,500      1,188,750

CAYMAN ISLANDS--0.4%
  Pemex Finance Ltd. 7.33%, 5/15/12........................  AAA            1,000      1,042,790

CHILE--0.1%
  Empresa Nacional de Electricidad SA 8.50%, 4/1/09........  BBB+             120        121,597

                       See Notes to Financial Statements

                        PHOENIX-OAKHURST BALANCED SERIES

                                                             STANDARD      PAR
                                                             & POOR'S     VALUE
                                                              RATING      (000)         VALUE
                                                             ---------  ----------  -------------
CHILE--CONTINUED
  Petropower I Funding Trust 144A 7.36%, 2/15/14 (c).......  BBB        $     310   $    282,069
                                                                                    ------------
                                                                                         403,666
                                                                                    ------------
MEXICO--0.2%
  Telefonos de Mexico SA 144A 8.25%, 1/26/06 (c)...........  BB+              500        516,575

NETHERLANDS--0.5%
  Deutsche Telekom International Finance BV 8%, 6/15/10....  A-               340        351,242
  HSBC Capital Funding LP 144A 9.547%, 12/29/49 (c)(e).....  A-               750        847,535
                                                                                    ------------
                                                                                       1,198,777
                                                                                    ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $4,442,131)....................................................     4,350,558
                                                                                    ------------

                                                                          SHARES
                                                                        ----------
COMMON STOCKS--57.9%
AEROSPACE/DEFENSE--1.1%
  General Dynamics Corp...............................................     26,500      2,061,965
  Northrop Grumman Corp...............................................      9,700        776,970
                                                                                    ------------
                                                                                       2,838,935
                                                                                    ------------
AIR FREIGHT--0.4%
  FedEx Corp. (b).....................................................     27,600      1,109,520
BANKS (MAJOR REGIONAL)--2.5%
  FleetBoston Financial Corp..........................................     86,000      3,392,700
  Wells Fargo & Co....................................................     59,900      2,781,157
                                                                                    ------------
                                                                                       6,173,857
                                                                                    ------------
BANKS (MONEY CENTER)--1.6%
  Bank of America Corp................................................     67,500      4,052,025
BEVERAGES (NON-ALCOHOLIC)--1.9%
  PepsiCo, Inc........................................................    110,300      4,875,260

BROADCASTING (TELEVISION, RADIO & CABLE)--1.9%
  AT&T Corp.- Liberty Media Corp. Class A (b).........................     66,500      1,163,085
  Clear Channel Communications, Inc. (b)..............................     56,800      3,561,360
                                                                                    ------------
                                                                                       4,724,445
                                                                                    ------------
CHEMICALS--0.5%
  Du Pont (E.I.) de Nemours & Co......................................     26,900      1,297,656

CHEMICALS (SPECIALTY)--0.2%
  Ecolab, Inc.........................................................     12,800        524,416

COMMUNICATIONS EQUIPMENT--0.9%
  ADC Telecommunications, Inc. (b)....................................     48,200        318,120
  ADTRAN, Inc. (b)....................................................     29,300        600,650
  American Tower Corp. Class A (b)....................................     22,200        458,874
  Harris Corp.........................................................     30,100        819,021
                                                                                    ------------
                                                                                       2,196,665
                                                                                    ------------
COMPUTERS (HARDWARE)--1.3%
  International Business Machines Corp................................     29,900      3,378,700
COMPUTERS (NETWORKING)--1.0%
  Cisco Systems, Inc. (b).............................................    134,800      2,453,360

COMPUTERS (PERIPHERALS)--0.2%
  Maxtor Corp. (b)....................................................    118,300        621,075

COMPUTERS (SOFTWARE & SERVICES)--3.7%
  Computer Associates International, Inc..............................     59,300      2,134,800
  Microsoft Corp. (b).................................................     97,600      7,124,800
                                                                                    ------------
                                                                                       9,259,600
                                                                                    ------------
DISTRIBUTORS (FOOD & HEALTH)--3.0%
  Cardinal Health, Inc................................................     58,425      4,031,325

                                                                          SHARES        VALUE
                                                                        ----------  -------------
DISTRIBUTORS (FOOD & HEALTH)--CONTINUED
  McKesson HBOC, Inc..................................................     91,600   $  3,400,192
                                                                                    ------------
                                                                                       7,431,517
                                                                                    ------------
ELECTRIC COMPANIES--0.6%
  Duke Energy Corp....................................................     37,500      1,462,875

ELECTRICAL EQUIPMENT--2.8%
  General Electric Co.................................................    147,000      7,166,250

ELECTRONICS (INSTRUMENTATION)--0.3%
  Agilent Technologies, Inc. (b)......................................     22,100        718,250

ELECTRONICS (SEMICONDUCTORS)--1.4%
  Altera Corp. (b)....................................................     56,600      1,641,400
  Intel Corp..........................................................     28,500        833,625
  Micron Technology, Inc. (b).........................................     25,200      1,035,720
                                                                                    ------------
                                                                                       3,510,745
                                                                                    ------------
ENTERTAINMENT--2.0%
  AOL Time Warner, Inc. (b)...........................................     41,300      2,188,900
  Viacom, Inc. Class B (b)............................................     56,200      2,908,350
                                                                                    ------------
                                                                                       5,097,250
                                                                                    ------------
EQUIPMENT (SEMICONDUCTORS)--2.0%
  Applied Materials, Inc. (b).........................................     23,300      1,144,030
  Credence Systems Corp. (b)..........................................     23,000        557,520
  Lam Research Corp. (b)..............................................     63,600      1,885,740
  Novellus Systems, Inc. (b)..........................................     12,000        681,480
  Teradyne, Inc. (b)..................................................     21,700        718,270
                                                                                    ------------
                                                                                       4,987,040
                                                                                    ------------
FINANCIAL (DIVERSIFIED)--5.5%
  Citigroup, Inc......................................................    118,300      6,250,972
  Freddie Mac.........................................................     37,200      2,604,000
  Heller Financial, Inc. Class A......................................     34,100      1,364,000
  Morgan Stanley Dean Witter & Co.....................................     56,600      3,635,418
                                                                                    ------------
                                                                                      13,854,390
                                                                                    ------------
FOODS--0.5%
  Dean Foods Co.......................................................     15,600        627,120
  Suiza Foods Corp. (b)...............................................     10,700        568,170
                                                                                    ------------
                                                                                       1,195,290
                                                                                    ------------
HEALTH CARE (DIVERSIFIED)--0.8%
  Bristol-Myers Squibb Co.............................................     37,300      1,950,790

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--1.6%
  Pfizer, Inc.........................................................    101,800      4,077,090

HEALTH CARE (GENERIC AND OTHER)--0.7%
  King Pharmaceuticals, Inc. (b)......................................     33,800      1,816,750

HEALTH CARE (HOSPITAL MANAGEMENT)--0.6%
  HCA, Inc............................................................     19,600        885,724
  Health Management Associates, Inc. Class A (b)......................     25,800        542,832
                                                                                    ------------
                                                                                       1,428,556
                                                                                    ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.0%
  Bard (C.R.), Inc....................................................     32,400      1,845,180
  Beckman Coulter, Inc................................................     15,600        636,480
                                                                                    ------------
                                                                                       2,481,660
                                                                                    ------------
INSURANCE (MULTI-LINE)--1.9%
  American International Group, Inc...................................     55,800      4,798,800

MANUFACTURING (DIVERSIFIED)--2.2%
  Tyco International Ltd..............................................    102,474      5,584,833

OFFICE EQUIPMENT & SUPPLIES--0.3%
  Miller (Herman), Inc................................................     33,000        798,600

OIL & GAS (DRILLING & EQUIPMENT)--0.8%
  Baker Hughes, Inc...................................................     14,200        475,700
  Schlumberger Ltd....................................................      7,400        389,610

                       See Notes to Financial Statements

                        PHOENIX-OAKHURST BALANCED SERIES

                                                                          SHARES        VALUE
                                                                        ----------  -------------
OIL & GAS (DRILLING & EQUIPMENT)--CONTINUED
  Tidewater, Inc......................................................     17,600   $    663,520
  Transocean Sedco Forex, Inc.........................................     10,200        420,750
                                                                                    ------------
                                                                                       1,949,580
                                                                                    ------------
OIL & GAS (EXPLORATION & PRODUCTION)--0.5%
  Anadarko Petroleum Corp.............................................     11,900        642,957
  Unocal Corp.........................................................     20,800        710,320
                                                                                    ------------
                                                                                       1,353,277
                                                                                    ------------
OIL (DOMESTIC INTEGRATED)--0.3%
  Conoco, Inc. Class A................................................     29,300        826,260

OIL (INTERNATIONAL INTEGRATED)--1.1%
  Chevron Corp........................................................     10,600        959,300
  Exxon Mobil Corp....................................................     21,600      1,886,760
                                                                                    ------------
                                                                                       2,846,060
                                                                                    ------------
PAPER & FOREST PRODUCTS--0.3%
  International Paper Co..............................................     20,500        731,850
RETAIL (COMPUTERS & ELECTRONICS)--1.7%
  Best Buy Co., Inc. (b)..............................................     22,200      1,410,144
  Tech Data Corp. (b).................................................     82,600      2,755,536
                                                                                    ------------
                                                                                       4,165,680
                                                                                    ------------
RETAIL (DRUG STORES)--0.5%
  Caremark Rx, Inc. (b)...............................................     70,400      1,158,080

RETAIL (FOOD CHAINS)--0.5%
  Safeway, Inc. (b)...................................................     25,700      1,233,600

RETAIL (GENERAL MERCHANDISE)--1.2%
  Wal-Mart Stores, Inc................................................     61,600      3,006,080

SAVINGS & LOAN COMPANIES--0.3%
  Golden State Bancorp, Inc...........................................     20,500        631,400

SERVICES (ADVERTISING/MARKETING)--0.7%
  Lamar Advertising Co. (b)...........................................     37,800      1,663,200

SERVICES (COMMERCIAL & CONSUMER)--1.7%
  Cendant Corp. (b)...................................................    112,300      2,189,850
  Crown Castle International Corp. (b)................................     60,000        984,000
  Viad Corp...........................................................     41,300      1,090,320
                                                                                    ------------
                                                                                       4,264,170
                                                                                    ------------
SERVICES (DATA PROCESSING)--1.4%
  CheckFree Corp. (b).................................................     16,200        568,134
  Fiserv, Inc. (b)....................................................     45,900      2,936,681
                                                                                    ------------
                                                                                       3,504,815
                                                                                    ------------
TELEPHONE--1.3%
  SBC Communications, Inc.............................................     51,400      2,059,084
  Verizon Communications, Inc.........................................     24,000      1,284,000
                                                                                    ------------
                                                                                       3,343,084
                                                                                    ------------

                                                                          SHARES        VALUE
                                                                        ----------  -------------
TEXTILES (APPAREL)--0.6%
  Jones Apparel Group, Inc. (b).......................................     16,600   $    717,120
  Liz Claiborne, Inc..................................................     17,600        887,920
                                                                                    ------------
                                                                                       1,605,040
                                                                                    ------------
TRUCKERS--0.6%
  United Parcel Service, Inc. Class B.................................     27,300      1,577,940
                                                                                    ------------
TOTAL COMMON STOCKS
  (Identified cost $114,370,057)..................................................   145,726,316
                                                                                    ------------
FOREIGN COMMON STOCKS--0.6%
COMMUNICATIONS EQUIPMENT--0.1%
  Nortel Networks Corp. (Canada)......................................     24,700        224,523

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.5%
  Elan Corp. PLC ADR (Ireland) (b)....................................     19,900      1,213,900
                                                                                    ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $918,379)......................................................     1,438,423
                                                                                    ------------
UNIT INVESTMENT TRUSTS--0.3%
  S&P 500 Depository Receipts.........................................      5,700        699,105
                                                                                    ------------
TOTAL UNIT INVESTMENT TRUSTS
  (Identified cost $746,864)......................................................       699,105
                                                                                    ------------
TOTAL LONG-TERM INVESTMENTS--95.4%
  (Identified cost $206,830,429)..................................................   239,919,434
                                                                                    ------------

                                                             STANDARD      PAR
                                                             & POOR'S     VALUE
                                                              RATING      (000)
                                                             ---------  ----------
SHORT-TERM OBLIGATIONS--4.2%
COMMERCIAL PAPER--4.2%
  Honeywell International, Inc. 4.25%, 7/2/01..............  A-1        $   2,155      2,154,746
  International Lease Finance Corp. 3.82%, 7/3/01..........  A-1+           3,230      3,229,315
  Abbott Laboratories 3.80%, 7/5/01........................  A-1+           2,825      2,823,807
  Preferred Receivable Funding Corp. 3.73%, 7/5/01.........  A-1            1,620      1,619,329
  Du Pont (E.I.) de Nemours & Co. 3.90%, 7/19/01...........  A-1+             630        628,771
                                                                                    ------------
                                                                                      10,455,968
                                                                                    ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $10,455,968)...................................................    10,455,968
                                                                                    ------------
TOTAL INVESTMENTS--99.6%
  (Identified cost $217,286,397)..................................................   250,375,402(a)
  Other assets and liabilities, net--0.4%.........................................     1,090,864
                                                                                    ------------
NET ASSETS--100.0%................................................................  $251,466,266
                                                                                    ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $40,027,197 and gross depreciation of $7,021,378 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $217,369,584.
(b)  Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, these securities amounted to a value of $3,895,258 or 1.5% of net assets.
(d)  As rated by Moody's or Fitch.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

                       See Notes to Financial Statements

                        PHOENIX-OAKHURST BALANCED SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $217,286,397).............................................  $ 250,375,402
Cash........................................................          3,593
Receivables
  Interest and dividends....................................      1,387,604
  Fund shares sold..........................................         76,439
Prepaid expenses............................................              7
                                                              -------------
    Total assets............................................    251,843,045
                                                              -------------
LIABILITIES
Payables
  Fund shares repurchased...................................        114,837
  Investment advisory fee...................................        108,815
  Printing fee..............................................        101,161
  Financial agent fee.......................................         18,902
  Trustees' fee.............................................          2,169
Accrued expenses............................................         30,895
                                                              -------------
    Total liabilities.......................................        376,779
                                                              -------------
NET ASSETS..................................................  $ 251,466,266
                                                              =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $ 222,244,422
  Undistributed net investment income.......................        274,362
  Accumulated net realized loss.............................     (4,141,523)
  Net unrealized appreciation...............................     33,089,005
                                                              -------------
NET ASSETS..................................................  $ 251,466,266
                                                              =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................     20,106,043
                                                              =============
Net asset value and offering price per share................  $       12.51
                                                              =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

INVESTMENT INCOME
  Interest..................................................  $   3,657,888
  Dividends.................................................        677,182
  Foreign taxes withheld....................................            (69)
                                                              -------------
    Total investment income.................................      4,335,001
                                                              -------------
EXPENSES
  Investment advisory fee...................................        681,279
  Financial agent fee.......................................        111,342
  Printing..................................................         44,091
  Custodian.................................................         24,961
  Professional..............................................         14,634
  Trustees..................................................          4,223
  Miscellaneous.............................................         10,635
                                                              -------------
    Total expenses..........................................        891,165
    Less expenses borne by investment adviser...............        (22,706)
    Custodian fees paid indirectly..........................           (563)
                                                              -------------
    Net expenses............................................        867,896
                                                              -------------
NET INVESTMENT INCOME.......................................      3,467,105
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................     (1,700,032)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................      5,011,203
                                                              -------------
NET GAIN ON INVESTMENTS.....................................      3,311,171
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $   6,778,276
                                                              =============

                       See Notes to Financial Statements

                        PHOENIX-OAKHURST BALANCED SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED
                                                                 6/30/01        YEAR ENDED
                                                               (UNAUDITED)       12/31/00
                                                              --------------  --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $   3,467,105   $   7,672,098
  Net realized gain (loss)..................................     (1,700,032)     26,638,478
  Net change in unrealized appreciation (depreciation)......      5,011,203     (32,991,071)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................      6,778,276       1,319,505
                                                              -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................     (3,739,622)     (7,392,570)
  Net realized gains........................................     (4,869,696)    (27,458,359)
                                                              -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................     (8,609,318)    (34,850,929)
                                                              -------------   -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,613,947 and 1,987,944
    shares, respectively)...................................     20,347,701      28,345,836
  Net asset value of shares issued from reinvestment of
    distributions
    (696,329 and 2,675,907 shares, respectively)............      8,609,318      34,850,929
  Cost of shares repurchased (2,274,073 and 4,951,311
    shares, respectively)...................................    (28,564,623)    (70,675,852)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................        392,396      (7,479,087)
                                                              -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................     (1,438,646)    (41,010,511)
NEW ASSETS
  Beginning of period.......................................    252,904,912     293,915,423
                                                              -------------   -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $274,362 AND $546,879, RESPECTIVELY)...  $ 251,466,266   $ 252,904,912
                                                              =============   =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                     SIX MONTHS
                                        ENDED                                      YEAR ENDED DECEMBER 31,
                                       6/30/01              ---------------------------------------------------------------------
                                     (UNAUDITED)              2000           1999           1998           1997           1996
                                     -----------            ---------      ---------      ---------      ---------      ---------
Net asset value, beginning of
  period.........................      $ 12.60                $14.44       $  13.74       $  12.26       $  12.06       $  12.30
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)...         0.18                  0.41           0.34           0.33           0.38           0.36
  Net realized and unrealized
    gain (loss)..................         0.17                 (0.33)          1.22           1.94           1.73           0.89
                                       -------              --------       --------       --------       --------       --------
    TOTAL FROM INVESTMENT
      OPERATIONS.................         0.35                  0.08           1.56           2.27           2.11           1.25
                                       -------              --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income.......................        (0.19)                (0.40)         (0.34)         (0.32)         (0.40)         (0.35)
  Dividends from net realized
    gains........................        (0.25)                (1.52)         (0.52)         (0.47)         (1.51)         (1.14)
                                       -------              --------       --------       --------       --------       --------
    TOTAL DISTRIBUTIONS..........        (0.44)                (1.92)         (0.86)         (0.79)         (1.91)         (1.49)
                                       -------              --------       --------       --------       --------       --------
CHANGE IN NET ASSET VALUE........        (0.09)                (1.84)          0.70           1.48           0.20          (0.24)
                                       -------              --------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD...      $ 12.51                $12.60       $  14.44       $  13.74       $  12.26       $  12.06
                                       =======              ========       ========       ========       ========       ========
Total return.....................         2.79%(4)              0.51%         11.57%         19.01%         17.93%         10.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)....................     $251,466              $252,905       $293,915       $280,056       $231,180       $204,285
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses.............         0.70%(1)(2)(3)        0.70%          0.70%          0.68%          0.71%          0.68%
  Net investment income..........         2.80%(3)              2.84%          2.43%          2.58%          2.92%          2.93%
Portfolio turnover rate..........           30%(4)                56%            61%           110%           181%           229%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.72% for the period ended June 30, 2001.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Annualized.
(4) Not annualized.

                       See Notes to Financial Statements

                   PHOENIX-OAKHURST GROWTH AND INCOME SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)


                                                                     SHARES        VALUE
                                                                    ---------  -------------
COMMON STOCKS--93.4%
AEROSPACE/DEFENSE--2.0%
  Boeing Co. (The)................................................    13,300   $    739,480
  General Dynamics Corp...........................................    14,500      1,128,245
  Northrop Grumman Corp...........................................     6,000        480,600
                                                                               ------------
                                                                                  2,348,325
                                                                               ------------
AIRLINES--0.2%
  Southwest Airlines Co...........................................    15,900        293,991
ALUMINUM--0.4%
  Alcoa, Inc......................................................    11,300        445,220

AUTOMOBILES--0.9%
  Ford Motor Co...................................................    45,800      1,124,390
BANKS (MAJOR REGIONAL)--2.6%
  Bank of New York Co., Inc. (The)................................     2,200        105,600
  Comerica, Inc...................................................    12,600        725,760
  FleetBoston Financial Corp......................................    38,300      1,510,935
  SunTrust Banks, Inc.............................................     6,400        414,592
  U.S. Bancorp....................................................    16,200        369,198
                                                                               ------------
                                                                                  3,126,085
                                                                               ------------
BANKS (MONEY CENTER)--0.8%
  Bank of America Corp............................................    16,000        960,480

BANKS (REGIONAL)--0.4%
  Silicon Valley Bancshares (b)...................................     8,800        193,600
  Zions Bancorporation............................................     4,300        253,700
                                                                               ------------
                                                                                    447,300
                                                                               ------------
BEVERAGES (NON-ALCOHOLIC)--1.2%
  Coca-Cola Co. (The).............................................     9,300        418,500
  PepsiCo, Inc....................................................    23,500      1,038,700
                                                                               ------------
                                                                                  1,457,200
                                                                               ------------
BIOTECHNOLOGY--0.3%
  Amgen, Inc. (b).................................................     5,900        358,012
BROADCASTING (TELEVISION, RADIO & CABLE)--0.2%
  Clear Channel Communications, Inc. (b)..........................     3,700        231,990

CHEMICALS--1.2%
  Air Products & Chemicals, Inc...................................     3,500        160,125
  Dow Chemical Co. (The)..........................................    12,000        399,000
  Du Pont (E.I.) de Nemours & Co..................................    17,700        853,848
                                                                               ------------
                                                                                  1,412,973
                                                                               ------------
COMMUNICATIONS EQUIPMENT--1.7%
  Comverse Technology, Inc. (b)...................................     6,600        376,860
  Harris Corp.....................................................    12,500        340,125
  JDS Uniphase Corp. (b)..........................................     6,700         83,750
  Motorola, Inc...................................................    26,900        445,464
  QUALCOMM, Inc. (b)..............................................     6,700        391,816
  Scientific-Atlanta, Inc.........................................     7,000        284,200
  Tellabs, Inc. (b)...............................................     2,200         42,636
                                                                               ------------
                                                                                  1,964,851
                                                                               ------------
COMPUTERS (HARDWARE)--3.5%
  Compaq Computer Corp............................................    21,300        329,937
  Dell Computer Corp. (b).........................................    17,300        452,395
  Gateway, Inc. (b)...............................................     9,200        151,340
  Hewlett-Packard Co..............................................    23,700        677,820
  International Business Machines Corp............................    18,800      2,124,400
  Sun Microsystems, Inc. (b)......................................    25,900        407,148
                                                                               ------------
                                                                                  4,143,040
                                                                               ------------
COMPUTERS (NETWORKING)--1.0%
  Cisco Systems, Inc. (b).........................................    64,500      1,173,900

COMPUTERS (PERIPHERALS)--0.5%
  EMC Corp. (b)...................................................    19,600        569,380

                                                                     SHARES        VALUE
                                                                    ---------  -------------

COMPUTERS (SOFTWARE & SERVICES)--5.2%
  Adobe Systems, Inc..............................................     7,400   $    347,800
  Computer Associates International, Inc..........................    10,300        370,800
  Microsoft Corp. (b).............................................    54,400      3,971,200
  Oracle Corp. (b)................................................    49,100        932,900
  Siebel Systems, Inc. (b)........................................     3,300        154,770
  Symantec Corp. (b)..............................................     2,600        113,594
  VERITAS Software Corp. (b)......................................     4,300        286,079
                                                                               ------------
                                                                                  6,177,143
                                                                               ------------
CONSUMER FINANCE--0.6%
  MBNA Corp.......................................................     7,200        237,240
  PMI Group, Inc. (The)...........................................     3,000        217,980
  Providian Financial Corp........................................     3,400        201,280
                                                                               ------------
                                                                                    656,500
                                                                               ------------
CONTAINERS (METAL & GLASS)--0.1%
  Ball Corp.......................................................     3,000        142,680

DISTRIBUTORS (FOOD & HEALTH)--0.8%
  AmeriSource Health Corp. Class A (b)............................     3,000        165,900
  Cardinal Health, Inc............................................     4,000        276,000
  SYSCO Corp......................................................    20,600        559,290
                                                                               ------------
                                                                                  1,001,190
                                                                               ------------
ELECTRIC COMPANIES--3.2%
  ALLETE, Inc.....................................................     7,900        177,750
  DTE Energy Co...................................................     6,800        315,792
  Edison International (b)........................................     2,900         32,335
  Energy East Corp................................................    25,000        522,750
  Entergy Corp....................................................    14,300        548,977
  Exelon Corp.....................................................     3,700        237,244
  PG&E Corp. (b)..................................................     3,600         40,320
  Public Service Enterprise Group, Inc............................     2,500        122,250
  Reliant Energy, Inc.............................................    19,500        628,095
  TXU Corp........................................................     8,000        385,520
  UtiliCorp United, Inc...........................................    24,900        760,695
                                                                               ------------
                                                                                  3,771,728
                                                                               ------------
ELECTRICAL EQUIPMENT--4.6%
  AVX Corp........................................................     8,600        180,600
  General Electric Co.............................................    97,800      4,767,750
  Sanmina Corp. (b)...............................................     5,500        128,755
  Solectron Corp. (b).............................................    13,500        247,050
  Vishay Intertechnology, Inc. (b)................................     7,200        165,600
                                                                               ------------
                                                                                  5,489,755
                                                                               ------------
ELECTRONICS (SEMICONDUCTORS)--2.9%
  Advanced Micro Devices, Inc. (b)................................     4,900        141,512
  Analog Devices, Inc. (b)........................................     4,600        198,950
  Cypress Semiconductor Corp. (b).................................     5,300        126,405
  Integrated Device Technology, Inc. (b)..........................     2,900         91,901
  Intel Corp......................................................    64,000      1,872,000
  International Rectifier Corp. (b)...............................     2,600         88,660
  Micron Technology, Inc. (b).....................................     5,400        221,940
  National Semiconductor Corp. (b)................................     5,600        163,072
  Texas Instruments, Inc..........................................    16,500        519,750
                                                                               ------------
                                                                                  3,424,190
                                                                               ------------
ENGINEERING & CONSTRUCTION--0.0%
  Quanta Services, Inc. (b).......................................     2,100         46,284

ENTERTAINMENT--2.7%
  AOL Time Warner, Inc. (b).......................................    40,400      2,141,200
  Viacom, Inc. Class B (b)........................................     9,900        512,325
  Walt Disney Co. (The)...........................................    19,800        572,022
                                                                               ------------
                                                                                  3,225,547
                                                                               ------------
EQUIPMENT (SEMICONDUCTORS)--0.9%
  Applied Materials, Inc. (b).....................................     9,900        486,090
  KLA-Tencor Corp. (b)............................................     2,300        134,481

                       See Notes to Financial Statements

                   PHOENIX-OAKHURST GROWTH AND INCOME SERIES

                                                                     SHARES        VALUE
                                                                    ---------  -------------
EQUIPMENT (SEMICONDUCTORS)--CONTINUED
  Lam Research Corp. (b)..........................................     8,400   $    249,060
  Novellus Systems, Inc. (b)......................................     2,800        159,012
                                                                               ------------
                                                                                  1,028,643
                                                                               ------------
FINANCIAL (DIVERSIFIED)--8.4%
  Ambac Financial Group, Inc......................................     6,800        395,760
  American Express Co.............................................    12,600        488,880
  Citigroup, Inc..................................................    72,500      3,830,900
  Fannie Mae......................................................    12,000      1,021,800
  Freddie Mac.....................................................     7,200        504,000
  J.P. Morgan Chase & Co..........................................    50,200      2,238,920
  Morgan Stanley Dean Witter & Co.................................    23,500      1,509,405
                                                                               ------------
                                                                                  9,989,665
                                                                               ------------
FOODS--1.0%
  ConAgra Foods, Inc..............................................    17,100        338,751
  General Mills, Inc..............................................     6,000        262,680
  Kellogg Co......................................................     6,200        179,800
  McCormick & Co., Inc............................................     8,400        352,968
                                                                               ------------
                                                                                  1,134,199
                                                                               ------------
FOOTWEAR--0.1%
  Timberland Co. (The) Class A (b)................................     1,900         75,069

HARDWARE & TOOLS--0.2%
  Stanley Works (The).............................................     5,200        217,776

HEALTH CARE (DIVERSIFIED)--3.9%
  Abbott Laboratories.............................................    14,600        700,946
  American Home Products Corp.....................................    12,800        748,032
  Bristol-Myers Squibb Co.........................................    21,800      1,140,140
  Johnson & Johnson...............................................    41,800      2,090,000
                                                                               ------------
                                                                                  4,679,118
                                                                               ------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--5.2%
  Forest Laboratories, Inc. (b)...................................     4,800        340,800
  Lilly (Eli) & Co................................................    10,500        777,000
  Merck & Co., Inc................................................    22,200      1,418,802
  Pfizer, Inc.....................................................    64,600      2,587,230
  Pharmacia Corp..................................................     8,800        404,360
  Schering-Plough Corp............................................    18,600        674,064
                                                                               ------------
                                                                                  6,202,256
                                                                               ------------
HEALTH CARE (GENERIC AND OTHER)--0.2%
  Medicis Pharmaceutical Corp. Class A (b)........................     5,400        286,200

HEALTH CARE (MANAGED CARE)--1.7%
  CIGNA Corp......................................................     4,900        469,518
  Oxford Health Plans, Inc. (b)...................................    16,800        480,480
  UnitedHealth Group, Inc.........................................     9,500        586,625
  Wellpoint Health Networks, Inc. (b).............................     4,700        442,928
                                                                               ------------
                                                                                  1,979,551
                                                                               ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.2%
  Beckman Coulter, Inc............................................     6,100        248,880

HOUSEHOLD PRODUCTS (NON-DURABLE)--1.5%
  Clorox Co. (The)................................................     7,300        247,105
  Colgate-Palmolive Co............................................     2,300        135,677
  Kimberly-Clark Corp.............................................     8,900        497,510
  Procter & Gamble Co. (The)......................................    14,500        925,100
                                                                               ------------
                                                                                  1,805,392
                                                                               ------------
HOUSEWARES--0.3%
  Tupperware Corp.................................................    15,800        370,194

INSURANCE (LIFE/HEALTH)--0.7%
  Lincoln National Corp...........................................    15,000        776,250
INSURANCE (MULTI-LINE)--2.4%
  American International Group, Inc...............................    26,700      2,296,200
  Hartford Financial Services Group, Inc. (The)...................       800         54,720
  Loews Corp......................................................     7,600        489,668
                                                                               ------------
                                                                                  2,840,588
                                                                               ------------
INSURANCE (PROPERTY-CASUALTY)--0.3%
  MGIC Investment Corp............................................     2,900        210,656

                                                                     SHARES        VALUE
                                                                    ---------  -------------
INSURANCE (PROPERTY-CASUALTY)--CONTINUED
  Radian Group, Inc...............................................     3,700   $    149,665
                                                                               ------------
                                                                                    360,321
                                                                               ------------
INSURANCE BROKERS--0.3%
  Gallagher (Arthur J.) & Co......................................    14,800        384,800

INVESTMENT BANKING/BROKERAGE--1.3%
  Goldman Sachs Group, Inc. (The).................................     4,100        351,780
  Lehman Brothers Holdings, Inc...................................     5,300        412,075
  Merrill Lynch & Co., Inc........................................    13,300        788,025
                                                                               ------------
                                                                                  1,551,880
                                                                               ------------
LEISURE TIME (PRODUCTS)--0.1%
  Callaway Golf Co................................................     7,700        121,660

LODGING-HOTELS--0.2%
  Marriott International, Inc. Class A............................     4,300        203,562

MACHINERY (DIVERSIFIED)--0.4%
  Dover Corp......................................................    14,000        527,100

MANUFACTURING (DIVERSIFIED)--3.1%
  Corning, Inc....................................................    10,600        177,126
  ITT Industries, Inc.............................................     3,600        159,300
  Johnson Controls, Inc...........................................     5,600        405,832
  Minnesota Mining and Manufacturing Co...........................     3,700        422,170
  Parker-Hannifin Corp............................................     5,500        233,420
  Textron, Inc....................................................     5,200        286,208
  Tyco International Ltd..........................................    23,200      1,264,400
  United Technologies Corp........................................     9,900        725,274
                                                                               ------------
                                                                                  3,673,730
                                                                               ------------
MANUFACTURING (SPECIALIZED)--0.1%
  Millipore Corp..................................................     1,100         68,178

NATURAL GAS--1.4%
  Equitable Resources, Inc........................................    16,300        542,953
  NICOR, Inc......................................................     6,600        257,268
  Sempra Energy...................................................    30,100        822,934
                                                                               ------------
                                                                                  1,623,155
                                                                               ------------
OIL & GAS (DRILLING & EQUIPMENT)--0.1%
  Schlumberger Ltd................................................     1,700         89,505

OIL & GAS (EXPLORATION & PRODUCTION)--1.2%
  Apache Corp.....................................................     5,600        284,200
  Kerr-McGee Corp.................................................     9,800        649,446
  Unocal Corp.....................................................    15,600        532,740
                                                                               ------------
                                                                                  1,466,386
                                                                               ------------
OIL & GAS (REFINING & MARKETING)--0.3%
  Ultramar Diamond Shamrock Corp..................................     8,500        401,625

OIL (DOMESTIC INTEGRATED)--1.5%
  Amerada Hess Corp...............................................     4,700        379,760
  Conoco, Inc. Class B............................................     8,400        242,760
  Occidental Petroleum Corp.......................................    36,100        959,899
  Phillips Petroleum Co...........................................     3,400        193,800
                                                                               ------------
                                                                                  1,776,219
                                                                               ------------
OIL (INTERNATIONAL INTEGRATED)--3.5%
  Chevron Corp....................................................    11,900      1,076,950
  Exxon Mobil Corp................................................    32,500      2,838,875
  Texaco, Inc.....................................................     3,800        253,080
                                                                               ------------
                                                                                  4,168,905
                                                                               ------------
PAPER & FOREST PRODUCTS--0.3%
  International Paper Co..........................................     6,000        214,200
  Weyerhaeuser Co.................................................     2,200        120,934
                                                                               ------------
                                                                                    335,134
                                                                               ------------
PERSONAL CARE--0.4%
  Alberto-Culver Co. Class B......................................     5,000        210,200
  Estee Lauder Cos., Inc. (The) Class A...........................     6,400        275,840
                                                                               ------------
                                                                                    486,040
                                                                               ------------
PUBLISHING--0.1%
  Reader's Digest Association, Inc. (The) Class A.................     3,900        112,125

                       See Notes to Financial Statements

                   PHOENIX-OAKHURST GROWTH AND INCOME SERIES

                                                                     SHARES        VALUE
                                                                    ---------  -------------
PUBLISHING (NEWSPAPERS)--0.9%
  Gannett Co., Inc................................................     6,500   $    428,350
  Knight-Ridder, Inc..............................................     5,700        338,010
  New York Times Co. (The) Class A................................     6,900        289,800
                                                                               ------------
                                                                                  1,056,160
                                                                               ------------
RAILROADS--0.3%
  Union Pacific Corp..............................................     7,500        411,825

REITS--0.2%
  Starwood Hotels & Resorts Worldwide, Inc........................     7,300        272,144

RETAIL (BUILDING SUPPLIES)--0.6%
  Home Depot, Inc. (The)..........................................    11,100        516,705
  Lowe's Cos., Inc................................................     3,400        246,670
                                                                               ------------
                                                                                    763,375
                                                                               ------------
RETAIL (COMPUTERS & ELECTRONICS)--0.8%
  Best Buy Co., Inc. (b)..........................................     4,900        311,248
  RadioShack Corp.................................................     4,900        149,450
  Tech Data Corp. (b).............................................    15,700        523,752
                                                                               ------------
                                                                                    984,450
                                                                               ------------
RETAIL (DEPARTMENT STORES)--0.7%
  Federated Department Stores, Inc. (b)...........................     7,600        323,000
  May Department Stores Co. (The).................................     8,800        301,488
  Neiman Marcus Group, Inc. (The) Class A (b).....................     6,900        213,900
                                                                               ------------
                                                                                    838,388
                                                                               ------------
RETAIL (DRUG STORES)--0.1%
  CVS Corp........................................................     4,300        165,980

RETAIL (FOOD CHAINS)--0.2%
  Safeway, Inc. (b)...............................................     5,900        283,200

RETAIL (GENERAL MERCHANDISE)--2.2%
  BJ's Wholesale Club, Inc. (b)...................................     3,400        181,084
  Costco Wholesale Corp. (b)......................................     5,400        221,832
  Sears, Roebuck & Co.............................................     7,700        325,787
  Target Corp.....................................................     8,800        304,480
  Wal-Mart Stores, Inc............................................    31,200      1,522,560
                                                                               ------------
                                                                                  2,555,743
                                                                               ------------
RETAIL (SPECIALTY)--0.4%
  Tiffany & Co....................................................     3,500        126,770
  Venator Group, Inc. (b).........................................    13,200        201,960
  Zale Corp. (b)..................................................     5,000        168,500
                                                                               ------------
                                                                                    497,230
                                                                               ------------
RETAIL (SPECIALTY-APPAREL)--0.2%
  Gap, Inc. (The).................................................     8,300        240,700
SERVICES (ADVERTISING/MARKETING)--0.3%
  Interpublic Group of Cos., Inc. (The)...........................     6,500        190,775
  Omnicom Group, Inc..............................................     1,300        111,800
                                                                               ------------
                                                                                    302,575
                                                                               ------------
SERVICES (COMPUTER SYSTEMS)--0.5%
  Electronic Data Systems Corp....................................     9,400        587,500

SERVICES (DATA PROCESSING)--0.3%
  First Data Corp.................................................     5,800        372,650
SERVICES (EMPLOYMENT)--0.2%
  Manpower, Inc...................................................     5,900        176,410

SHIPPING--0.1%
  Teekay Shipping Corp............................................     4,200        168,084
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.4%
  AT&T Wireless Group (b).........................................     8,500        138,975
  Nextel Communications, Inc. Class A (b).........................     7,500        131,250
  Sprint Corp. (PCS Group) (b)....................................     9,900        239,085
                                                                               ------------
                                                                                    509,310
                                                                               ------------

                                                                     SHARES        VALUE
                                                                    ---------  -------------
TELECOMMUNICATIONS (LONG DISTANCE)--0.9%
  AT&T Corp.......................................................    20,800   $    457,600
  Sprint Corp. (FON Group)........................................     9,200        196,512
  WorldCom, Inc. - WorldCom Group (b).............................    30,000        426,000
                                                                               ------------
                                                                                  1,080,112
                                                                               ------------
TELEPHONE--3.9%
  BellSouth Corp..................................................    29,800      1,200,046
  Qwest Communications International, Inc.........................    28,200        898,734
  SBC Communications, Inc.........................................    27,100      1,085,626
  Telephone & Data Systems, Inc...................................     1,100        119,625
  Verizon Communications, Inc.....................................    25,200      1,348,200
                                                                               ------------
                                                                                  4,652,231
                                                                               ------------
TEXTILES (APPAREL)--0.6%
  Jones Apparel Group, Inc. (b)...................................    10,400        449,280
  Liz Claiborne, Inc..............................................     4,400        221,980
                                                                               ------------
                                                                                    671,260
                                                                               ------------
TOBACCO--1.3%
  Philip Morris Cos., Inc.........................................    30,500      1,547,875
                                                                               ------------
TOTAL COMMON STOCKS
  (Identified cost $105,316,974).............................................   111,113,462
                                                                               ------------
FOREIGN COMMON STOCKS--1.9%
COMMUNICATIONS EQUIPMENT--0.2%
  Nortel Networks Corp. (Canada)..................................    25,700        233,613

COMPUTERS (SOFTWARE & SERVICES)--0.2%
  Check Point Software Technologies Ltd. (Israel) (b).............     4,300        217,451

ELECTRICAL EQUIPMENT--0.1%
  Flextronics International Ltd. (Singapore) (b)..................     6,900        180,159

FOODS--0.4%
  Unilever NV NY Registered Shares (Netherlands)..................     8,500        506,345

OIL (INTERNATIONAL INTEGRATED)--0.9%
  Royal Dutch Petroleum Co. NY Registered Shares (Netherlands)....
                                                                      18,100      1,054,687

TELECOMMUNICATIONS (LONG DISTANCE)--0.1%
  Global Crossing Ltd. (Bermuda) (b)..............................     9,900         85,536
                                                                               ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $3,118,221)...............................................     2,277,791
                                                                               ------------
UNIT INVESTMENT TRUSTS--4.2%
  S&P 500 Depository Receipts.....................................    40,500      4,967,325
                                                                               ------------
TOTAL UNIT INVESTMENT TRUSTS
  (Identified cost $5,777,930)...............................................     4,967,325
                                                                               ------------
TOTAL LONG-TERM INVESTMENTS--99.5%
  (Identified cost $114,213,125).............................................   118,358,578
                                                                               ------------

                                                         STANDARD      PAR
                                                         & POOR'S     VALUE
                                                          RATING      (000)
                                                         ---------  ---------
SHORT-TERM OBLIGATIONS--2.2%
COMMERCIAL PAPER--2.2%
  Honeywell International 4.15%, 7/2/01................  A-1        $  2,665      2,664,693
                                                                               ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,664,693)...............................................     2,664,693
                                                                               ------------
TOTAL INVESTMENTS--101.7%
  (Identified cost $116,877,818).............................................   121,023,271(a)
  Other assets and liabilities, net--(1.7%)..................................    (2,006,373)
                                                                               ------------
NET ASSETS--100.0%...........................................................  $119,016,898
                                                                               ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $16,317,591 and gross depreciation of $12,248,766 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $116,954,446.
(b)  Non-income producing.

                       See Notes to Financial Statements

                   PHOENIX-OAKHURST GROWTH AND INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $116,877,818).............................................  $  121,023,271
Cash........................................................           1,085
Receivables
  Investment securities sold................................         698,363
  Dividends and interest....................................         125,554
  Fund shares sold..........................................          88,118
Prepaid expenses............................................              27
                                                              --------------
    Total assets............................................     121,936,418
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased...........................       2,741,028
  Fund shares repurchased...................................          17,926
  Investment advisory fee...................................          60,490
  Financial agent fee.......................................          11,384
  Trustees' fee.............................................           2,169
Accrued expenses............................................          86,523
                                                              --------------
    Total liabilities.......................................       2,919,520
                                                              --------------
NET ASSETS..................................................  $  119,016,898
                                                              ==============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $  115,694,527
  Undistributed net investment income.......................         202,221
  Accumulated net realized loss.............................      (1,025,303)
  Net unrealized appreciation...............................       4,145,453
                                                              --------------
NET ASSETS..................................................  $  119,016,898
                                                              ==============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................       9,802,672
                                                              ==============
Net asset value and offering price per share................  $        12.14
                                                              ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $      790,892
  Interest..................................................          68,396
  Foreign taxes withheld....................................          (4,168)
                                                              --------------
    Total investment income.................................         855,120
                                                              --------------
EXPENSES
  Investment advisory fee...................................         401,966
  Financial agent fee.......................................          65,442
  Printing..................................................          29,760
  Professional..............................................          14,995
  Custodian.................................................          13,090
  Trustees..................................................           4,223
  Miscellaneous.............................................           4,241
                                                              --------------
    Total expenses..........................................         533,717
    Less expenses borne by investment adviser...............         (45,615)
                                                              --------------
    Net expenses............................................         488,102
                                                              --------------
NET INVESTMENT INCOME.......................................         367,018
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................        (711,054)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................      (2,811,200)
                                                              --------------
NET LOSS ON INVESTMENTS.....................................      (3,522,254)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $   (3,155,236)
                                                              ==============

                       See Notes to Financial Statements

                   PHOENIX-OAKHURST GROWTH AND INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED
                                                                 6/30/01        YEAR ENDED
                                                               (UNAUDITED)       12/31/00
                                                              --------------  --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $     367,018   $     591,291
  Net realized gain (loss)..................................       (711,054)        443,082
  Net change in unrealized appreciation (depreciation)......     (2,811,200)     (8,725,436)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................     (3,155,236)     (7,691,063)
                                                              -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................       (175,862)       (580,226)
  Net realized gains........................................       (265,746)       (391,765)
  In excess of net realized gains...........................             --         (48,503)
                                                              -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................       (441,608)     (1,020,494)
                                                              -------------   -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,921,951 and 3,891,857
    shares, respectively)...................................     23,513,520      51,992,942
  Net asset value of shares issued from reinvestment of
    distributions (36,419 and 79,917 shares,
    respectively)...........................................        441,608       1,020,494
  Cost of shares repurchased (1,137,394 and 2,515,199
    shares, respectively)...................................    (13,830,625)    (33,646,384)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................     10,124,503      19,367,052
                                                              -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................      6,527,659      10,655,495
NET ASSETS
  Beginning of period.......................................    112,489,239     101,833,744
                                                              -------------   -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $202,221 AND $11,065, RESPECTIVELY)....  $ 119,016,898   $ 112,489,239
                                                              =============   =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                              SIX MONTHS                 YEAR ENDED                  FROM
                                                                 ENDED                  DECEMBER 31,               INCEPTION
                                                                6/30/01          --------------------------        3/2/98 TO
                                                              (UNAUDITED)          2000             1999           12/31/98
                                                              -----------        ---------        ---------        ---------
Net asset value, beginning of period........................   $  12.52          $  13.53         $  11.99         $  10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..............................       0.04              0.07             0.07             0.05
  Net realized and unrealized gain (loss)...................      (0.37)            (0.96)            1.97             1.99
                                                               --------          --------         --------         --------
    TOTAL FROM INVESTMENT OPERATIONS........................      (0.33)            (0.89)            2.04             2.04
                                                               --------          --------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment income......................      (0.02)            (0.07)           (0.07)           (0.05)
  Dividends from net realized gains.........................      (0.03)            (0.05)           (0.11)              --
  In excess of net realized gains...........................         --                --(4)         (0.05)              --
  Tax return of capital.....................................         --                --            (0.27)              --
                                                               --------          --------         --------         --------
    TOTAL DISTRIBUTIONS.....................................      (0.05)            (0.12)           (0.50)           (0.05)
                                                               --------          --------         --------         --------
CHANGE IN NET ASSET VALUE...................................      (0.38)            (1.01)            1.54             1.99
                                                               --------          --------         --------         --------
NET ASSET VALUE, END OF PERIOD..............................     $12.14            $12.52           $13.53           $11.99
                                                               ========          ========         ========         ========

Total return................................................      (2.69)%(2)        (6.61)%          17.00%           20.45%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands).......................   $119,017          $112,489         $101,834          $41,860
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3)....................................       0.85%(1)          0.85%            0.85%            0.85%(1)
  Net investment income.....................................       0.64%(1)          0.54%            0.71%            1.02%(1)
Portfolio turnover rate.....................................         12%(2)            53%              52%              81%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.93%, 0.94%, 1.01% and 1.46% for the periods ended June 30, 2001, December 31, 2000, 1999 and 1998, respectively.
(4)Amount is less than $0.01.

                       See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

                                                             STANDARD      PAR
                                                             & POOR'S     VALUE
                                                              RATING      (000)         VALUE
                                                             ---------  ----------  -------------
U.S. GOVERNMENT SECURITIES--10.7%
U.S. TREASURY BONDS--3.1%
  U.S. Treasury Bonds 6.125%, 11/15/27.....................  AAA        $   2,300   $  2,369,747
  U.S. Treasury Bonds 5.25%, 11/15/28......................  AAA            2,835      2,592,134
  U.S. Treasury Bonds 5.25%, 2/15/29.......................  AAA            1,910      1,748,471
  U.S. Treasury Bonds 6.125%, 8/15/29......................  AAA            4,400      4,563,249
  U.S. Treasury Bonds 5.375%, 2/15/31......................  AAA            1,000        947,969
                                                                                    ------------
                                                                                      12,221,570
                                                                                    ------------
U.S. TREASURY NOTES--7.6%
  U.S. Treasury Notes 5.50%, 1/31/03.......................  AAA            2,760      2,815,236
  U.S. Treasury Notes 5.50%, 2/28/03.......................  AAA            7,000      7,144,641
  U.S. Treasury Notes 4.25%, 11/15/03......................  AAA            2,000      1,990,660
  U.S. Treasury Notes 4.75%, 2/15/04.......................  AAA            1,200      1,206,503
  U.S. Treasury Notes 5.25%, 5/15/04.......................  AAA              840        854,766
  U.S Treasury Notes 4.625%, 5/15/06.......................  AAA           10,000      9,862,500
  U.S. Treasury Notes 4.75%, 11/15/08......................  AAA            4,275      4,129,248
  U.S. Treasury Notes 6%, 8/15/09..........................  AAA              160        166,389
  U.S. Treasury Notes 5.75%, 8/15/10.......................  AAA              260        266,055
  U.S. Treasury Notes 5%, 2/15/11..........................  AAA            2,165      2,100,725
                                                                                    ------------
                                                                                      30,536,723
                                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $42,650,959)...................................................    42,758,293
                                                                                    ------------
AGENCY NON MORTGAGE-BACKED SECURITIES--1.9%
  Fannie Mae 6.625%, 9/15/09...............................  Aaa(c)         2,395      2,480,918
  Freddie Mac 6.625%, 9/15/09..............................  Aaa(c)         5,000      5,178,610
                                                                                    ------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
  (Identified cost $7,303,337)....................................................     7,659,528
                                                                                    ------------
MUNICIPAL BONDS--4.0%
CALIFORNIA--1.0%
  Pasadena Pension Funding Revenue Taxable Series A 7.10%,
    5/15/10................................................  AAA            1,500      1,569,360
  San Bernardino County Pension Obligation Revenue Taxable
    6.87%, 8/1/08..........................................  AAA              410        428,302
  Sonoma County Pension Obligation Revenue Taxable 6.625%,
    6/1/13.................................................  AAA              925        934,389
  Ventura County Pension Obligation Taxable 6.54%,
    11/1/05................................................  AAA              975      1,014,429
                                                                                    ------------
                                                                                       3,946,480
                                                                                    ------------
FLORIDA--1.5%
  Miami Beach Special Obligation Revenue Taxable 8.60%,
    9/1/21.................................................  AAA            3,210      3,439,355
  Tampa Solid Waste System Revenue Taxable Series A 6.33%,
    10/1/06................................................  AAA            2,160      2,197,627
  University of Miami Exchangeable Revenue Taxable Series A
    7.65%, 4/1/20 (e)......................................  AAA              540        550,492
                                                                                    ------------
                                                                                       6,187,474
                                                                                    ------------
MASSACHUSETTS--0.2%
  Massachusetts Port Authority Revenue Taxable Series C
    6.05%, 7/1/02..........................................  AA-              835        845,513

NEW YORK--0.4%
  New York State Dormitory Authority Pension Obligation
    Revenue Taxable 6.90%, 4/1/03..........................  AA-              725        743,828
  New York State Environmental Facilities Corp. Revenue
    Taxable 6.70%, 3/15/08.................................  AAA              795        817,053
                                                                                    ------------
                                                                                       1,560,881
                                                                                    ------------
                                                             STANDARD      PAR
                                                             & POOR'S     VALUE
                                                              RATING      (000)         VALUE
                                                             ---------  ----------  -------------
PENNSYLVANIA--0.3%
  Philadelphia Authority For Industrial Development Pension
    Funding Retirement Systems Revenue Taxable Series A
    5.79%, 4/15/09.........................................  AAA        $   1,300   $  1,256,333

TEXAS--0.6%
  Texas Water Resources Finance Authority Revenue 6.62%,
    8/15/10................................................  AAA            2,265      2,282,237
                                                                                    ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $16,016,179)...................................................    16,078,918
                                                                                    ------------
ASSET-BACKED SECURITIES--2.9%
  Advanta Mortgage Loan Trust 00-2, A3 7.76%, 5/25/18......  AAA              875        908,223
  AESOP Funding II LLC 97-1A, A2 6.40%, 10/20/03...........  AAA            2,000      2,039,207
  AESOP Funding II LLC 98-1, A 6.14%, 5/20/06..............  AAA            1,410      1,435,116
  Capita Equipment Receivables Trust 97-1, B 6.45%,
    8/15/02................................................  A+               720        726,862
  Capital Auto Receivables Asset Trust 00-2, A2 6.51%,
    4/15/03................................................  AAA            2,000      2,023,125
  Ford Credit Auto Owner Trust 99-B, A4 5.80%, 6/15/02.....  AAA              151        150,793
  Green Tree Financial Corp. 96-2, M1 7.60%, 4/15/27.......  AA-            1,075      1,073,010
  Green Tree Financial Corp. 96-7, M1 7.70%, 10/15/27......  AA-            1,000        995,000
  Premier Auto Trust 98-3, B 6.14%, 9/8/04.................  AAA              500        507,045
  WFS Financial Owner Trust 00-D, A3 6.83%, 7/20/05........  AAA            1,845      1,901,491
                                                                                    ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $11,606,920)...................................................    11,759,872
                                                                                    ------------
CORPORATE BONDS--2.0%
AIRLINES--0.2%
  Northwest Airlines Corp. 00-1 Class G 8.072%, 10/1/19....  AAA              846        911,325

BROADCASTING (TELEVISION, RADIO & CABLE)--0.5%
  Adelphia Communications Corp. 10.25%, 6/15/11............  B+               375        371,250
  Charter Communications Holdings LLC 144A 10%,
    5/15/11 (d)............................................  B+               750        765,000
  Comcast Cable Communications, Inc. 7.125%, 6/15/13.......  BBB            1,000        994,265
                                                                                    ------------
                                                                                       2,130,515
                                                                                    ------------
COMPUTERS (SOFTWARE & SERVICES)--0.2%
  Computer Associates International, Inc. Series B 6.375%,
    4/15/05................................................  BBB+             635        602,344

FINANCIAL (DIVERSIFIED)--0.2%
  Erac USA Finance Co. 144A 7.35%, 6/15/08 (d).............  BBB+             300        305,100
  Pemex Project Funding Master Trust RegS 9.125%,
    10/13/10...............................................  BB+              500        529,375
                                                                                    ------------
                                                                                         834,475
                                                                                    ------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.1%
  MGM Mirage, Inc. 9.75%, 6/1/07...........................  BB+              400        427,000

HARDWARE & TOOLS--0.2%
  Black & Decker Corp. 144A 7.125%, 6/1/11 (d).............  BBB              725        718,683

                       See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

                                                             STANDARD      PAR
                                                             & POOR'S     VALUE
                                                              RATING      (000)         VALUE
                                                             ---------  ----------  -------------
HEALTH CARE (SPECIALIZED SERVICES)--0.1%
  HEALTHSOUTH Corp. 10.75%, 10/1/08........................  BB+        $     250   $    270,411
INSURANCE (MULTI-LINE)--0.1%
  Willis Corroon Corp. 9%, 2/1/09..........................  B+               265        270,963

OIL & GAS (EXPLORATION & PRODUCTION)--0.1%
  Chesapeake Energy Corp. 144A 8.125%, 4/1/11 (d)..........  B+               380        357,675

PAPER & FOREST PRODUCTS--0.2%
  Buckeye Technologies, Inc. 8.50%, 12/15/05...............  BB-              250        248,750
  Nortek, Inc. Series B 8.875%, 8/1/08.....................  B+               700        677,250
                                                                                    ------------
                                                                                         926,000
                                                                                    ------------
TELECOMMUNICATIONS (LONG DISTANCE)--0.1%
  Worldcom, Inc. 7.50%, 5/15/11............................  BBB+             500        486,825
TRUCKS & PARTS--0.0%
  Cummins Engine, Inc. 6.45%, 3/1/05.......................  BBB              160        153,705
                                                                                    ------------
TOTAL CORPORATE BONDS
  (Identified cost $8,021,592)....................................................     8,089,921
                                                                                    ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--9.6%
  CS First Boston Mortgage Securities Corp. 97-C2, A3
    6.55%, 1/17/35.........................................  AAA            4,200      4,251,660
  DLJ Commercial Mortgage Corp. 99-CG1, A1B 6.46%,
    1/10/09................................................  Aaa(c)         3,000      3,008,640
  DLJ Commercial Mortgage Corp. 98-CF2, A1B 6.24%,
    11/12/31...............................................  Aaa(c)         4,150      4,115,941
  First Horizon Asset Securities 01-5 A3, W.I. 6.75%,
    7/25/31................................................  AAA            1,000        981,875
  First Union - Lehman Brothers Commercial Mortgage 97-C1,
    B 7.43%, 4/18/07.......................................  Aa(c)            850        883,190
  First Union Commercial Mortgage Trust 99-C1, A2 6.07%,
    10/15/08...............................................  AAA            3,000      2,931,562
  Fleet Credit Card Master Trust II, 2000-C, A 7.02%,
    2/15/08................................................  AAA            2,000      2,088,650
  G.E. Capital Mortgage Services, Inc. 96-8, 1M 7.25%,
    5/25/26................................................  AA               232        234,299
  J.P. Morgan Chase Commercial Mortgage Securities 01-CIBC,
    A3 6.26%, 3/15/33......................................  AAA            1,310      1,274,333
  LB Commercial Conduit Mortgage Trust 99-C2, A2 7.325%,
    10/15/32...............................................  Aaa(c)         1,840      1,929,988
  LB Commercial Conduit Mortgage Trust 98-C4, A1B 6.21%,
    10/15/08...............................................  AAA            4,000      3,972,237
  Lehman Large Loan 97-LLI, B 6.95%, 3/12/07...............  AA+              645        663,442
  Nationslink Funding Corp. 96-1, B 7.69%, 12/20/05........  AA               450        465,469
  Prudential Home Mortgage Securities 94-A 3B3, 6.798%,
    4/28/24................................................  AA-(c)         1,492      1,482,951
  Residential Funding Mortgage Securities I 96-S1, A11
    7.10%, 1/25/26.........................................  AAA            1,446      1,443,621
  Residential Funding Mortgage Securities I 96-S4, M1
    7.25%, 2/25/26.........................................  AAA              877        883,858
  Residential Funding Mortgage Securities I 00-S2, A3
    7.50%, 2/25/30.........................................  AAA            3,456      3,589,987
  Securitized Asset Sales, Inc. 93-J, 2B 6.808%,
    11/28/23...............................................  AAA(c)           786        775,099
  Washington Mutual Bank 99-WM3 2A5 7.50%, 11/19/29........  Aaa(c)         3,350      3,461,488
                                                                                    ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $37,722,841)...................................................    38,438,290
                                                                                    ------------
FOREIGN GOVERNMENT SECURITIES--3.9%
BULGARIA--0.5%
  Republic of Bulgaria FLIRB Series A 3%, 7/28/12 (e)......  B+             1,810      1,471,756
                                                             STANDARD      PAR
                                                             & POOR'S     VALUE
                                                              RATING      (000)         VALUE
                                                             ---------  ----------  -------------
BULGARIA--CONTINUED
  Republic of Bulgaria IAB PDI 6.313%, 7/28/11 (e).........  B+         $     835   $    660,172
                                                                                    ------------
                                                                                       2,131,928
                                                                                    ------------
CHILE--0.2%
  Republic of Chile 6.875%, 4/28/09........................  A-               825        821,694

COLOMBIA--0.1%
  Republic of Colombia 9.75%, 4/9/11.......................  BBB              500        511,250

COSTA RICA--0.5%
  Republic of Costa Rica 144A 9.335%, 5/15/09 (d)..........  BB             1,755      1,866,881

CROATIA--0.3%
  Croatia Series B 6.25%, 7/31/06 (e)......................  BBB-             458        451,606
  Croatia Series A 6.25%, 7/31/10 (e)......................  BBB-             864        846,363
                                                                                    ------------
                                                                                       1,297,969
                                                                                    ------------
MEXICO--0.3%
  United Mexican States Global Bond 8.125%, 12/30/19.......  BB+            1,125      1,063,125

PANAMA--0.6%
  Republic of Panama 9.625%, 2/8/11........................  BB+              500        507,500
  Republic of Panama 8.875%, 9/30/27.......................  BB+            2,000      1,815,000
                                                                                    ------------
                                                                                       2,322,500
                                                                                    ------------
POLAND--1.2%
  Republic of Poland Bearer PDIB 6%, 10/27/14 (e)..........  BBB+           4,780      4,723,357

URUGUAY--0.2%
  Republic of Uruguay 7.875%, 7/15/27......................  BBB-           1,000        960,000
                                                                                    ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $14,822,974)...................................................    15,698,704
                                                                                    ------------
FOREIGN CORPORATE BONDS--2.5%
BERMUDA--0.2%
  Global Crossing Holdings Ltd. 9.125%, 11/15/06...........  BB               750        594,375

CAYMAN ISLANDS--1.7%
  Pemex Finance Ltd. 9.03%, 2/15/11........................  BBB+           5,000      5,542,350
  Pemex Finance Ltd. 7.33%, 5/15/12........................  AAA            1,000      1,042,790
  Triton Energy Ltd. 8.875%, 10/1/07.......................  BB-              250        257,500
                                                                                    ------------
                                                                                       6,842,640
                                                                                    ------------
CHILE--0.1%
  Empresa Nacional de Electricidad SA 8.50%, 4/1/09........  BBB+             140        141,863
  Petropower I Funding Trust 144A 7.36%, 2/15/14 (d).......  BBB              443        402,956
                                                                                    ------------
                                                                                         544,819
                                                                                    ------------
MEXICO--0.1%
  Telefonos de Mexico SA 144A 8.25%, 1/26/06 (d)...........  BB+              500        516,575

NETHERLANDS--0.4%
  Deutsche Telekom International Finance BV 8%, 6/15/10....  A-               535        552,689
  HSBC Capital Funding LP 144A 9.547%, 12/29/49 (d)(e).....  A-               900      1,017,042
                                                                                    ------------
                                                                                       1,569,731
                                                                                    ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $9,581,798)....................................................    10,068,140
                                                                                    ------------

                       See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES


                                                                         SHARES        VALUE
                                                                       ----------  -------------
COMMON STOCKS--55.9%
AEROSPACE/DEFENSE--1.1%
  General Dynamics Corp..............................................     40,000   $  3,112,400
  Northrop Grumman Corp..............................................     14,800      1,185,480
                                                                                   ------------
                                                                                      4,297,880
                                                                                   ------------
AIR FREIGHT--0.4%
  FedEx Corp. (b)....................................................     41,800      1,680,360

BANKS (MAJOR REGIONAL)--2.3%
  FleetBoston Financial Corp.........................................    128,200      5,057,490
  Wells Fargo & Co...................................................     90,000      4,178,700
                                                                                   ------------
                                                                                      9,236,190
                                                                                   ------------
BANKS (MONEY CENTER)--1.5%
  Bank of America Corp...............................................    101,400      6,087,042
BEVERAGES (NON-ALCOHOLIC)--1.7%
  PepsiCo, Inc.......................................................    156,000      6,895,200

BROADCASTING (TELEVISION, RADIO & CABLE)--1.8%
  AT&T Corp.- Liberty Media Corp. Class A (b)........................     97,600      1,707,024
  Clear Channel Communications, Inc. (b).............................     85,700      5,373,390
                                                                                   ------------
                                                                                      7,080,414
                                                                                   ------------
CHEMICALS--0.5%
  Du Pont (E.I.) de Nemours & Co.....................................     41,100      1,982,664

CHEMICALS (SPECIALTY)--0.2%
  Ecolab, Inc........................................................     19,100        782,527

COMMUNICATIONS EQUIPMENT--0.8%
  ADC Telecommunications, Inc. (b)...................................     73,000        481,800
  ADTRAN, Inc. (b)...................................................     43,900        899,950
  American Tower Corp. Class A (b)...................................     33,500        692,445
  Harris Corp........................................................     45,800      1,246,218
                                                                                   ------------
                                                                                      3,320,413
                                                                                   ------------
COMPUTERS (HARDWARE)--1.3%
  International Business Machines Corp...............................     45,000      5,085,000

COMPUTERS (NETWORKING)--0.9%
  Cisco Systems, Inc. (b)............................................    204,000      3,712,800
COMPUTERS (PERIPHERALS)--0.2%
  Maxtor Corp. (b)...................................................    181,400        952,350

COMPUTERS (SOFTWARE & SERVICES)--3.5%
  Computer Associates International, Inc.............................     89,400      3,218,400
  Microsoft Corp. (b)................................................    146,500     10,694,500
                                                                                   ------------
                                                                                     13,912,900
                                                                                   ------------
DISTRIBUTORS (FOOD & HEALTH)--2.9%
  Cardinal Health, Inc...............................................     88,050      6,075,450
  McKesson HBOC, Inc.................................................    142,900      5,304,448
                                                                                   ------------
                                                                                     11,379,898
                                                                                   ------------
ELECTRIC COMPANIES--0.6%
  Duke Energy Corp...................................................     56,400      2,200,164

ELECTRICAL EQUIPMENT--2.8%
  General Electric Co................................................    229,200     11,173,500
ELECTRONICS (INSTRUMENTATION)--0.5%
  Agilent Technologies, Inc. (b).....................................     33,500      1,088,750
  Credence Systems Corp. (b).........................................     34,800        843,552
                                                                                   ------------
                                                                                      1,932,302
                                                                                   ------------
ELECTRONICS (SEMICONDUCTORS)--1.3%
  Altera Corp. (b)...................................................     86,800      2,517,200
  Intel Corp.........................................................     42,600      1,246,050
  Micron Technology, Inc. (b)........................................     38,200      1,570,020
                                                                                   ------------
                                                                                      5,333,270
                                                                                   ------------

                                                                         SHARES        VALUE
                                                                       ----------  -------------
ENTERTAINMENT--1.9%
  AOL Time Warner, Inc. (b)..........................................     61,400   $  3,254,200
  Viacom, Inc. Class B (b)...........................................     84,800      4,388,400
                                                                                   ------------
                                                                                      7,642,600
                                                                                   ------------
EQUIPMENT (SEMICONDUCTORS)--1.7%
  Applied Materials, Inc. (b)........................................     35,200      1,728,320
  Lam Research Corp. (b).............................................     97,500      2,890,875
  Novellus Systems, Inc. (b).........................................     17,000        965,430
  Teradyne, Inc. (b).................................................     32,800      1,085,680
                                                                                   ------------
                                                                                      6,670,305
                                                                                   ------------
FINANCIAL (DIVERSIFIED)--5.3%
  Citigroup, Inc.....................................................    177,700      9,389,668
  Freddie Mac........................................................     59,800      4,186,000
  Heller Financial, Inc. Class A.....................................     52,100      2,084,000
  Morgan Stanley Dean Witter & Co....................................     85,600      5,498,088
                                                                                   ------------
                                                                                     21,157,756
                                                                                   ------------
FOODS--0.5%
  Dean Foods Co......................................................     25,200      1,013,040
  Suiza Foods Corp. (b)..............................................     16,300        865,530
                                                                                   ------------
                                                                                      1,878,570
                                                                                   ------------
HEALTH CARE (DIVERSIFIED)--0.8%
  Bristol-Myers Squibb Co............................................     61,100      3,195,530

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--1.5%
  Pfizer, Inc........................................................    153,200      6,135,660

HEALTH CARE (GENERIC AND OTHER)--0.7%
  King Pharmaceuticals, Inc. (b).....................................     50,800      2,730,500

HEALTH CARE (HOSPITAL MANAGEMENT)--0.5%
  HCA, Inc...........................................................     29,500      1,333,105
  Health Management Associates, Inc. Class A (b).....................     38,800        816,352
                                                                                   ------------
                                                                                      2,149,457
                                                                                   ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.9%
  Bard (C.R.), Inc...................................................     48,600      2,767,770
  Beckman Coulter, Inc...............................................     23,400        954,720
                                                                                   ------------
                                                                                      3,722,490
                                                                                   ------------
INSURANCE (MULTI-LINE)--1.8%
  American International Group, Inc..................................     84,400      7,258,400

MANUFACTURING (DIVERSIFIED)--2.8%
  Tyco International Ltd.............................................    206,653     11,262,589

OFFICE EQUIPMENT & SUPPLIES--0.3%
  Miller (Herman), Inc...............................................     49,700      1,202,740

OIL & GAS (DRILLING & EQUIPMENT)--0.8%
  Baker Hughes, Inc..................................................     21,500        720,250
  Schlumberger Ltd...................................................     13,400        705,510
  Tidewater, Inc.....................................................     26,500        999,050
  Transocean Sedco Forex, Inc........................................     15,400        635,250
                                                                                   ------------
                                                                                      3,060,060
                                                                                   ------------
OIL & GAS (EXPLORATION & PRODUCTION)--0.5%
  Anadarko Petroleum Corp............................................     17,800        961,734
  Unocal Corp........................................................     31,300      1,068,895
                                                                                   ------------
                                                                                      2,030,629
                                                                                   ------------
OIL (DOMESTIC INTEGRATED)--0.3%
  Conoco, Inc. Class A...............................................     48,000      1,353,600

OIL (INTERNATIONAL INTEGRATED)--1.1%
  Chevron Corp.......................................................     16,200      1,466,100
  Exxon Mobil Corp...................................................     32,200      2,812,670
                                                                                   ------------
                                                                                      4,278,770
                                                                                   ------------
PAPER & FOREST PRODUCTS--0.3%
  International Paper Co.............................................     30,500      1,088,850

                       See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

                                                                         SHARES        VALUE
                                                                       ----------  -------------
RETAIL (COMPUTERS & ELECTRONICS)--1.6%
  Best Buy Co., Inc. (b).............................................     33,400   $  2,121,568
  Tech Data Corp. (b)................................................    124,300      4,146,648
                                                                                   ------------
                                                                                      6,268,216
                                                                                   ------------
RETAIL (DRUG STORES)--0.4%
  Caremark Rx, Inc. (b)..............................................    106,600      1,753,570

RETAIL (FOOD CHAINS)--0.5%
  Safeway, Inc. (b)..................................................     38,500      1,848,000
RETAIL (GENERAL MERCHANDISE)--1.1%
  Wal-Mart Stores, Inc...............................................     91,800      4,479,840
SAVINGS & LOAN COMPANIES--0.3%
  Golden State Bancorp, Inc..........................................     31,000        954,800
SERVICES (ADVERTISING/MARKETING)--0.6%
  Lamar Advertising Co. (b)..........................................     57,100      2,512,400

SERVICES (COMMERCIAL & CONSUMER)--1.6%
  Cendant Corp. (b)..................................................    170,600      3,326,700
  Crown Castle International Corp. (b)...............................     90,500      1,484,200
  Viad Corp..........................................................     63,200      1,668,480
                                                                                   ------------
                                                                                      6,479,380
                                                                                   ------------
SERVICES (DATA PROCESSING)--1.3%
  CheckFree Corp. (b)................................................     24,500        859,215
  Fiserv, Inc. (b)...................................................     68,300      4,369,834
                                                                                   ------------
                                                                                      5,229,049
                                                                                   ------------
TELEPHONE--1.3%
  SBC Communications, Inc............................................     82,400      3,300,944
  Verizon Communications, Inc........................................     35,900      1,920,650
                                                                                   ------------
                                                                                      5,221,594
                                                                                   ------------
TEXTILES (APPAREL)--0.6%
  Jones Apparel Group, Inc. (b)......................................     24,800      1,071,360
  Liz Claiborne, Inc.................................................     26,500      1,336,925
                                                                                   ------------
                                                                                      2,408,285
                                                                                   ------------
TRUCKERS --0.6%
  United Parcel Service, Inc. Class B................................     41,300      2,387,140
                                                                                   ------------
TOTAL COMMON STOCKS
  (Identified cost $176,591,144).................................................   223,405,654
                                                                                   ------------

                                                                         SHARES        VALUE
                                                                       ----------  -------------
FOREIGN COMMON STOCKS--0.6%
COMMUNICATIONS EQUIPMENT--0.1%
  Nortel Networks Corp. (Canada) (b).................................     37,400   $    339,966

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.5%
  Elan Corp. PLC ADR (Ireland) (b)...................................     30,600      1,866,600
                                                                                   ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,446,749)...................................................     2,206,566
                                                                                   ------------
UNIT INVESTMENT TRUSTS--1.3%
  S&P 500 Depository Receipts........................................     41,600      5,102,240
                                                                                   ------------
TOTAL UNIT INVESTMENT TRUSTS
  (Identified cost $5,465,926)...................................................     5,102,240
                                                                                   ------------
TOTAL LONG-TERM INVESTMENTS--95.3%
  (Identified cost $331,230,419).................................................   381,266,126
                                                                                   ------------

                                                             STANDARD      PAR
                                                             & POOR'S     VALUE
                                                              RATING      (000)
                                                             ---------  ----------
SHORT-TERM OBLIGATIONS--4.6%
COMMERCIAL PAPER--4.6%
  International Lease Finance Corp. 3.82%, 7/5/01..........  A-1+       $   3,625      3,624,231
  Abbott Laboratories 3.80%, 7/5/01........................  A-1+           2,665      2,663,875
  Koch Industries, Inc. 4%, 7/5/01.........................  A-1+           2,830      2,828,742
  Gannett Co. 3.85%, 7/9/01................................  A-1            4,735      4,730,949
  Special Purpose Accounts Receivable Cooperative Corp.
    3.74%, 7/26/01.........................................  NR             2,500      2,493,507
  Honeywell International 3.72%, 8/31/01...................  A-1            1,860      1,848,530
                                                                                    ------------
                                                                                      18,189,834
                                                                                    ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $18,189,579)...................................................    18,189,834
                                                                                    ------------
TOTAL INVESTMENTS--99.9%
  (Identified cost $349,419,998)..................................................   399,455,960(a)
  Other assets and liabilities, net--0.1%.........................................       489,351
                                                                                    ------------
NET ASSETS--100.0%................................................................  $399,945,311
                                                                                    ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $60,669,205 and gross depreciation of $11,004,892 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $349,791,647.
(b)  Non-income producing.
(c)  As rated by Moody's or Fitch.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, these securities amounted to a value of $5,949,912 or 1.5% of net assets.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

                       See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $349,419,998).............................................  $ 399,455,960
Cash........................................................          4,971
Receivables
  Interest and dividends....................................      1,937,094
  Fund shares sold..........................................         60,258
                                                              -------------
    Total assets............................................    401,458,283
                                                              -------------
LIABILITIES
Payables
  Investment securities purchased...........................        991,531
  Fund shares repurchased...................................        131,382
  Investment advisory fee...................................        191,438
  Printing fee..............................................        128,131
  Financial agent fee.......................................         25,051
  Trustees' fee.............................................          2,169
Accrued expenses............................................         43,270
                                                              -------------
    Total liabilities.......................................      1,512,972
                                                              -------------
NET ASSETS..................................................  $ 399,945,311
                                                              =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $ 357,274,273
  Undistributed net investment income.......................      1,204,917
  Accumulated net realized loss.............................     (8,569,841)
  Net unrealized appreciation...............................     50,035,962
                                                              -------------
NET ASSETS..................................................  $ 399,945,311
                                                              =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................     28,319,464
                                                              =============
Net asset value and offering price per share................  $       14.12
                                                              =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

INVESTMENT INCOME
  Interest..................................................  $     5,699,536
  Dividends.................................................        1,083,351
  Foreign taxes withheld....................................             (105)
                                                              ---------------
    Total investment income.................................        6,782,782
                                                              ---------------
EXPENSES
  Investment advisory fee...................................        1,162,124
  Financial agent fee.......................................          148,755
  Printing..................................................           54,259
  Custodian.................................................           52,979
  Professional..............................................           14,103
  Trustees..................................................            4,223
  Miscellaneous.............................................           12,088
                                                              ---------------
    Total expenses..........................................        1,448,531
    Custodian fees paid indirectly..........................          (17,811)
                                                              ---------------
    Net expenses............................................        1,430,720
                                                              ---------------
NET INVESTMENT INCOME.......................................        5,352,062
                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................       (4,381,120)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................        6,675,449
                                                              ---------------
NET GAIN ON INVESTMENTS.....................................        2,294,329
                                                              ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $     7,646,391
                                                              ===============

                       See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                   ENDED
                                                                  6/30/01        YEAR ENDED
                                                                (UNAUDITED)       12/31/00
                                                              ----------------  ------------
FROM OPERATIONS
  Net investment income (loss)..............................    $  5,352,062    $ 11,688,744
  Net realized gain (loss)..................................      (4,381,120)     39,681,266
  Net change in unrealized appreciation (depreciation)......       6,675,449     (49,097,278)
                                                                ------------    ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................       7,646,391       2,272,732
                                                                ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................      (4,773,563)    (11,570,242)
  Net realized gains........................................      (6,411,371)    (42,403,667)
                                                                ------------    ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................     (11,184,934)    (53,973,909)
                                                                ------------    ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,131,858 and 1,631,276
    shares, respectively)...................................      16,060,426      26,157,958
  Net asset value of shares issued from reinvestment of
    distributions(802,157 and 3,666,338 shares,
    respectively)...........................................      11,184,934      53,973,909
  Cost of shares repurchased (2,669,139 and 5,700,696
    shares, respectively)...................................     (37,774,140)    (91,126,573)
                                                                ------------    ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................     (10,528,780)    (10,994,706)
                                                                ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................     (14,067,323)    (62,695,883)
NET ASSETS
  Beginning of period.......................................     414,012,634     476,708,517
                                                                ------------    ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $1,204,917 AND $626,418,
    RESPECTIVELY)...........................................    $399,945,311    $414,012,634
                                                                ============    ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                       SIX MONTHS
                                          ENDED                                   YEAR ENDED DECEMBER 31,
                                         6/30/01          -----------------------------------------------------------------------
                                       (UNAUDITED)          2000            1999            1998           1997           1996
                                       -----------        ---------      -----------      ---------      ---------      ---------
Net asset value, beginning of
  period..........................        $ 14.25         $  16.18        $  15.65        $  14.12       $  13.65       $  13.63
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)....           0.19             0.44            0.36            0.29           0.32           0.32
  Net realized and unrealized gain
    (loss)........................           0.08            (0.33)           1.36            2.57           2.46           0.91
                                          -------         --------        --------        --------       --------       --------
    TOTAL FROM INVESTMENT
      OPERATIONS..................           0.27             0.11            1.72            2.86           2.78           1.23
                                          -------         --------        --------        --------       --------       --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income........................          (0.17)           (0.43)          (0.36)          (0.28)         (0.33)         (0.31)
  Dividends from net realized
    gains.........................          (0.23)           (1.61)          (0.83)          (1.05)         (1.98)         (0.90)
                                          -------         --------        --------        --------       --------       --------
    TOTAL DISTRIBUTIONS...........          (0.40)           (2.04)          (1.19)          (1.33)         (2.31)         (1.21)
                                          -------         --------        --------        --------       --------       --------
CHANGE IN NET ASSET VALUE.........          (0.13)           (1.93)           0.53            1.53           0.47           0.02
                                          -------         --------        --------        --------       --------       --------
NET ASSET VALUE, END OF PERIOD....        $ 14.12         $  14.25        $  16.18        $  15.65       $  14.12       $  13.65
                                          =======         ========        ========        ========       ========       ========
Total return......................           1.97%(2)         0.58%          11.26%          20.79%         20.73%          9.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands).....................       $399,945         $414,013        $476,709        $480,897       $429,002       $374,244
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses..............           0.73%(1)(3)      0.70%           0.70%           0.68%          0.71%          0.70%
  Net investment income...........           2.68%(1)         2.65%           2.21%           1.97%          2.09%          2.26%
Portfolio turnover rate...........             28%(2)           60%             65%            139%           368%           287%

(1) Annualized.
(2) Not annualized.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.72%.

                       See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)


                                                                 SHARES        VALUE
                                                                ---------  -------------
COMMON STOCKS--48.5%
UNITED STATES--48.5%
  Abbott Laboratories (Health Care (Diversified)).............       900   $     43,209
  Adaptec, Inc. (Electronics (Semiconductors)) (b)............       400          3,976
  Amerada Hess Corp. (Oil (Domestic Integrated))..............       300         24,240
  Ameren Corp. (Electric Companies)...........................       400         17,080
  American Electric Power Co., Inc. (Electric Companies)......       600         27,702
  American Express Co. (Financial (Diversified))..............       150          5,820
  American Home Products Corp. (Health Care (Diversified))....       150          8,766
  American International Group, Inc. (Insurance
    (Multi-Line)).............................................       600         51,600
  Amgen, Inc. (Biotechnology) (b).............................       100          6,068
  AmSouth Bancorp. (Banks (Major Regional))...................     1,200         22,188
  AOL Time Warner, Inc. (Entertainment) (b)...................     1,150         60,950
  Aon Corp. (Insurance Brokers)...............................       700         24,500
  Archer-Daniels-Midland Co. (Agricultural Products)..........     1,700         22,100
  Arrow Electronics, Inc. (Electronics (Component
    Distributors)) (b)........................................       800         19,432
  Ashland, Inc. (Oil & Gas (Refining & Marketing))............       550         22,055
  AT&T Corp. (Telecommunications (Long Distance)).............       700         15,400
  AutoZone, Inc. (Retail (Specialty)) (b).....................       400         15,000
  Avnet, Inc. (Electronics (Component Distributors))..........       400          8,968
  Bank of America Corp. (Banks (Money Center))................     1,000         60,030
  Bank One Corp. (Banks (Major Regional)).....................     1,025         36,695
  BellSouth Corp. (Telephone).................................       250         10,068
  Bemis Co., Inc. (Containers & Packaging (Paper))............       500         20,085
  Big Lots, Inc. (Retail (Discounters)) (b)...................     1,000         13,680
  Black & Decker Corp. (The) (Hardware & Tools)...............       525         20,717
  Bristol-Myers Squibb Co. (Health Care (Diversified))........     1,000         52,300
  Burlington Northern Santa Fe Corp. (Railroads)..............       800         24,136
  Cabot Corp. (Chemicals).....................................       650         23,413
  Centex Corp. (Homebuilding).................................       250         10,188
  Charter One Financial, Inc. (Savings & Loan Companies)......       800         25,520
  Chevron Corp. (Oil (International Integrated))..............       400         36,200
  Chubb Corp. (The) (Insurance (Property-Casualty))...........       325         25,165
  Cinergy Corp. (Electric Companies)..........................       500         17,475
  Cisco Systems, Inc. (Computers (Networking)) (b)............     2,100         38,220
  Citigroup, Inc. (Financial (Diversified))...................     1,400         73,976
  CMS Energy Corp. (Electric Companies).......................       500         13,925
  Coca-Cola Co. (The) (Beverages (Non-Alcoholic)).............       600         27,000
  Coca-Cola Enterprises, Inc. (Beverages (Non-Alcoholic)).....     1,200         19,620
  Comerica, Inc. (Banks (Major Regional)).....................       400         23,040
  ConAgra Foods, Inc. (Foods).................................     1,075         21,296
  Conoco, Inc. Class A (Oil (Domestic Integrated))............       700         19,740
  Consolidated Edison, Inc. (Electric Companies)..............       600         23,880
  Cooper Industries, Inc. (Electrical Equipment)..............       500         19,795
  Cummins, Inc. (Trucks & Parts)..............................       300         11,610
  Dana Corp. (Auto Parts & Equipment).........................       600         14,004
  Delphi Automotive Systems Corp. (Auto Parts &
    Equipment)................................................     1,400         22,302
  Donnelley (R.R.) & Sons Co. (Specialty Printing)............       400         11,880
  Dow Chemical Co. (The) (Chemicals)..........................     1,244         41,363
  Du Pont (E.I.) de Nemours & Co. (Chemicals).................       800         38,592
  Eastman Chemical Co. (Chemicals)............................       300         14,289
  Eaton Corp. (Manufacturing (Diversified))...................       250         17,525
  EMC Corp. (Computers (Peripherals)) (b).....................       350         10,167
  Exxon Mobil Corp. (Oil (International Integrated))..........     1,200        104,820
  Fannie Mae (Financial (Diversified))........................       675         57,476
  Federated Department Stores, Inc. (Retail (Department
    Stores)) (b)..............................................       500         21,250
  First Union Corp. (Banks (Money Center))....................     1,000         34,940
  FirstEnergy Corp. (Electric Companies)......................       500         16,080
  FleetBoston Financial Corp. (Banks (Major Regional))........       906         35,742
  FMC Corp. (Chemicals (Diversified)) (b).....................       200         13,712
  Fortune Brands, Inc. (Housewares)...........................       600         23,016

                                                                 SHARES        VALUE
                                                                ---------  -------------
UNITED STATES--CONTINUED
  Freddie Mac (Financial (Diversified)).......................       300   $     21,000
  General Electric Co. (Electrical Equipment).................     3,450        168,187
  Genuine Parts Co. (Auto Parts & Equipment)..................       800         25,200
  Georgia-Pacific Group (Paper & Forest Products).............       700         23,695
  Golden West Financial Corp. (Savings & Loan Companies)......       375         24,090
  Goodrich Corp. (Aerospace/Defense)..........................       525         19,939
  Goodyear Tire & Rubber Co. (The) (Auto Parts &
    Equipment)................................................       800         22,400
  GPU, Inc. (Electric Companies)..............................       300         10,545
  Great Lakes Chemical Corp (Chemicals (Specialty))...........       200          6,170
  Heinz (H.J.) Co. (Foods)....................................       625         25,556
  Hewlett-Packard Co. (Computers (Hardware))..................     1,300         37,180
  Hilton Hotels Corp. (Lodging-Hotels)........................     1,400         16,240
  Home Depot, Inc. (The) (Retail (Building Supplies)).........       300         13,965
  Hormel Foods Corp. (Foods)..................................       500         12,170
  Household International, Inc. (Consumer Finance)............       125          8,337
  Huntington Bancshares, Inc. (Banks (Major Regional))........     1,000         16,350
  Intel Corp. (Electronics (Semiconductors))..................     1,900         55,575
  International Business Machines Corp. (Computers
    (Hardware))...............................................       600         67,800
  International Paper Co. (Paper & Forest Products)...........       700         24,990
  ITT Industries, Inc. (Manufacturing (Diversified))..........       300         13,275
  J.P. Morgan Chase & Co. (Financial (Diversified))...........       900         40,140
  Johnson & Johnson (Health Care (Diversified))...............       600         30,000
  Johnson Controls, Inc. (Manufacturing (Diversified))........       300         21,741
  Kerr-McGee Corp. (Oil & Gas (Exploration & Production)).....       175         11,597
  KeyCorp (Banks (Major Regional))............................       900         23,445
  Leggett & Platt, Inc. (Household Furnishings &
    Appliances)...............................................     1,000         22,030
  Lilly (Eli) & Co. (Health Care (Drugs-Major
    Pharmaceuticals)).........................................       200         14,800
  Lincoln National Corp. (Insurance (Life/Health))............       400         20,700
  Lockheed Martin Corp. (Aerospace/Defense)...................       400         14,820
  Louisiana-Pacific Corp. (Paper & Forest Products)...........     1,000         11,730
  Lucent Technologies, Inc. (Communications Equipment)........       300          1,860
  May Department Stores Co. (The) (Retail (Department
    Stores))..................................................       700         23,982
  Mead Corp. (The) (Paper & Forest Products)..................       700         18,998
  Medtronic, Inc. (Health Care (Medical Products &
    Supplies))................................................       100          4,601
  Merck & Co., Inc. (Health Care (Drugs-Major
    Pharmaceuticals)).........................................     1,100         70,301
  MetLife, Inc. (Insurance (Life/Health)).....................       600         18,588
  Microsoft Corp. (Computers (Software & Services)) (b).......     1,750        127,750
  Millennium Chemicals, Inc. (Chemicals (Specialty))..........       650          9,782
  National City Corp. (Banks (Major Regional))................     1,000         30,780
  National Service Industries, Inc. (Manufacturing
    (Diversified))............................................       400          9,028
  NCR Corp. (Computers (Hardware)) (b)........................       500         23,500
  Norfolk Southern Corp. (Railroads)..........................     1,300         26,910
  Occidental Petroleum Corp. (Oil (Domestic Integrated))......     1,000         26,590
  Old Republic International Corp. (Insurance (Property-
    Casualty))................................................       500         14,500
  Oracle Corp. (Computers (Software & Services)) (b)..........     1,000         19,000
  Pfizer, Inc. (Health Care (Drugs-Major Pharmaceuticals))....     1,800         72,090
  PG&E Corp. (Electric Companies).............................       950         10,640
  Pharmacia Corp. (Health Care (Drugs-Major
    Pharmaceuticals)).........................................       150          6,893
  Philip Morris Cos., Inc. (Tobacco)..........................     1,325         67,244
  Phillips Petroleum Co. (Oil (Domestic Integrated))..........       300         17,100
  PPG Industries, Inc. (Chemicals (Diversified))..............       500         26,285
  Praxair, Inc. (Chemicals)...................................       600         28,200
  Procter & Gamble Co. (The) (Household Products (Non-
    Durable)).................................................       200         12,760

                       See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                                                                 SHARES        VALUE
                                                                ---------  -------------
UNITED STATES--CONTINUED
  Quantum Corp. - DLT & Storage Systems (Computers
    (Peripherals)) (b)........................................     1,400   $     14,126
  Qwest Communications International, Inc. (Telephone)........       150          4,781
  Raytheon Co. (Electronics (Defense))........................       700         18,585
  Regions Financial Corp. (Banks (Major Regional))............       800         25,600
  Sara Lee Corp. (Foods)......................................       900         17,046
  SBC Communications, Inc. (Telephone)........................       900         36,054
  Schering-Plough Corp. (Health Care (Drugs-Major
    Pharmaceuticals)).........................................       500         18,120
  Sherwin-Williams Co. (The) (Retail (Building Supplies)).....       950         21,090
  Smurfit-Stone Container Corp. (Paper & Forest
    Products) (b).............................................     1,200         19,440
  Snap-on, Inc. (Auto Parts & Equipment)......................       550         13,288
  Sonoco Products Co. (Containers & Packaging (Paper))........       900         22,392
  SouthTrust Corp. (Banks (Major Regional))...................     1,200         31,200
  St. Paul Cos., Inc. (The) (Insurance (Property-Casualty))...       525         26,612
  Sunoco, Inc. (Oil & Gas (Refining & Marketing)).............       600         21,978
  SunTrust Banks, Inc. (Banks (Major Regional))...............       500         32,390
  SUPERVALU, Inc. (Distributors (Food & Health))..............       500          8,775
  Tech Data Corp. (Retail (Computers & Electronics)) (b)......       200          6,672
  Temple-Inland, Inc. (Containers & Packaging (Paper))........       200         10,658
  Texaco, Inc. (Oil (International Integrated))...............       150          9,990
  Texas Instruments, Inc. (Electronics (Semiconductors))......       200          6,300
  TJX Cos., Inc. (The) (Retail (Specialty-Apparel))...........       700         22,309
  Torchmark Corp. (Insurance (Life/Health))...................       500         20,105
  TRW, Inc. (Auto Parts & Equipment)..........................       500         20,500
  U.S. Bancorp (Banks (Major Regional)).......................     1,265         28,829
  Union Pacific Corp. (Railroads).............................       500         27,455
  Union Planters Corp. (Banks (Major Regional))...............       500         21,800
  Unocal Corp. (Oil & Gas (Exploration & Production)).........       500         17,075
  V. F. Corp. (Textiles (Apparel))............................       400         14,552
  Verizon Communications, Inc. (Telephone)....................       600         32,100
  Viacom, Inc. Class B (Entertainment) (b)....................       200         10,350
  Visteon Corp. (Auto Parts & Equipment)......................       500          9,190
  Wachovia Corp. (Banks (Major Regional)).....................       400         28,460
  Wal-Mart Stores, Inc. (Retail (General Merchandise))........     1,200         58,560
  Walt Disney Co. (The) (Entertainment).......................       150          4,334
  Washington Mutual, Inc. (Savings & Loan Companies)..........       900         33,795
  Wells Fargo & Co. (Banks (Major Regional))..................       775         35,983
  Westvaco Corp. (Paper & Forest Products)....................       650         15,789
  Whirlpool Corp. (Household Furnishings & Appliances)........       400         25,000
  WorldCom, Inc. - WorldCom Group (Telecommunications (Long
    Distance)) (b)............................................     2,300         32,660
  Xcel Energy, Inc. (Electric Companies)......................       700         19,915
                                                                           ------------
                                                                              3,878,893
                                                                           ------------
TOTAL COMMON STOCKS
  (Identified cost $3,737,492)...........................................     3,878,893
                                                                           ------------
FOREIGN COMMON STOCKS--49.9%
AUSTRALIA--0.9%
  ANZ Bank (Banks (Money Center)).............................     3,600         30,921
  Cable & Wireless Optus Ltd. (Telecommunications (Long
    Distance)) (b)............................................     3,400          6,409
  Coles Myer Ltd. (Retail (Food Chains))......................     4,500         14,451
  CSR Ltd. (Construction (Cement & Aggregates))...............     3,600         12,987
  M.I.M. Holdings Ltd. (Metals Mining)........................    14,500          8,841
                                                                           ------------
                                                                                 73,609
                                                                           ------------
AUSTRIA--0.8%
  Erste Bank der oesterreichischen Sparkassen AG (Banks (Money
    Center))..................................................       500         24,906
  OMV AG (Oil & Gas (Refining & Marketing))...................       250         20,953
  Voest-Alpine Stahl AG (Iron & Steel)........................       500         15,196
                                                                           ------------
                                                                                 61,055
                                                                           ------------
CANADA--4.2%
  Abitibi-Consolidated, Inc. (Paper & Forest Products)........     2,700         20,638
  Bank of Montreal (Banks (Money Center)).....................     1,400         36,071
  Bank of Nova Scotia (Banks (Money Center))..................     1,100         32,908

                                                                 SHARES        VALUE
                                                                ---------  -------------
CANADA--CONTINUED
  BCE, Inc. (Telecommunications (Long Distance))..............       300   $      8,046
  Bombardier, Inc. Class B (Aerospace/Defense)................     1,000         15,024
  Canadian National Railway Co. (Railroads)...................       700         28,331
  Canadian Natural Resources Ltd. (Oil & Gas (Exploration &
    Production))..............................................       400         11,822
  Canfor Corp. (Paper & Forest Products)......................     1,500          9,785
  Creo Products, Inc. (Services (Commercial & Consumer))......       600         11,035
  Husky Energy, Inc. (Oil & Gas (Exploration & Production))...     1,500         16,032
  Leitch Technology Corp. (Communications Equipment)..........       900          8,807
  Manulife Financial Corp. (Insurance (Life/Health))..........       900         25,116
  National Bank of Canada (Banks (Money Center))..............     1,100         21,021
  Nortel Networks Corp. (Communications Equipment)............     1,750         16,144
  Petro Canada (Oil (International Integrated))...............       500         11,868
  Quebecor, Inc. Class B (Specialty Printing).................       500          8,385
  Royal Bank of Canada (Banks (Money Center)).................       300          9,602
  Talisman Energy, Inc. (Oil & Gas (Exploration &
    Production)) (b)..........................................       850         32,346
  Trizec Hahn Corp. (Canada) (Homebuilding)...................       500          9,176
                                                                           ------------
                                                                                332,157
                                                                           ------------
FINLAND--0.4%
  Stora Enso Oyj (Paper & Forest Products)....................     1,000         10,836
  UPM-Kymmene Oyj (Paper & Forest Products)...................       700         19,787
                                                                           ------------
                                                                                 30,623
                                                                           ------------
FRANCE--4.2%
  Accor SA (Lodging-Hotels)...................................       300         12,660
  Alcatel SA (Communications Equipment).......................       400          8,364
  Assurances Generales de France (Insurance (Multi-Line)).....       200         11,124
  Aventis SA (Health Care (Drugs-Major Pharmaceuticals))......       550         43,907
  BNP Paribas SA (Banks (Money Center)).......................       250         21,757
  Bull SA (Computers (Hardware))..............................     2,000          3,132
  Cap Gemini SA (Computers (Software & Services)).............        70          5,096
  Compagnie de Saint-Gobain (Containers & Packaging
    (Paper))..................................................       150         20,381
  Compagnie Generale des Etablissements Michelin (Auto Parts &
    Equipment)................................................       200          6,327
  Etablissements Economiques du Casino Guichard-Perrachon SA
    (Retail (Food Chains))....................................       100          8,436
  Lagardere SCA (Publishing)..................................       300         14,121
  LVMH (Moet Hennessy Louis Vuitton) (Textiles (Apparel)).....       200         10,074
  Orange SA (Telecommunications (Cellular/Wireless)) (b)......     1,800         14,629
  PSA Peugeot Citroen (Automobiles)...........................       160         43,439
  Sanofi-Synthelabo SA (Health Care (Drugs-Major
    Pharmaceuticals)).........................................       150          9,841
  Societe Generale Class A (Banks (Money Center)).............       200         11,843
  Suez SA (Engineering & Construction)........................       750         24,127
  TotalFinaElf SA (Oil & Gas (Refining & Marketing))..........       260         36,406
  Usinor SA (Iron & Steel)....................................     1,400         14,685
  Vivendi Universal SA (Broadcasting (Television, Radio &
    Cable))...................................................       200         11,657
                                                                           ------------
                                                                                332,006
                                                                           ------------
GERMANY--4.1%
  Allianz AG Registered Shares (Insurance (Multi-Line)).......        30          8,805
  AMB Aachener & Muenchener Beteiligungs AG (Insurance
    (Multi-Line)).............................................       100         10,497
  BASF AG (Chemicals (Diversified))...........................       400         15,678
  Bayer AG (Chemicals (Diversified))..........................       200          7,788
  Bayerische Hypo-und Vereinsbank AG (Banks (Money
    Center))..................................................       500         24,423
  Celanese AG (Chemicals (Specialty)).........................     1,350         29,600
  Continental AG (Auto Parts & Equipment).....................       600          8,457
  DaimlerChrysler AG Registered Shares (Automobiles)..........       400         18,354
  Deutsche Bank AG Registered Shares (Banks (Money
    Center))..................................................       150         10,718
  Deutsche Telekom AG Registered Shares (Telecommunications
    (Long Distance))..........................................     1,200         27,083
  E.On AG (Manufacturing (Diversified)).......................       500         25,990

                       See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                                                                 SHARES        VALUE
                                                                ---------  -------------
GERMANY--CONTINUED
  Gehe AG (Health Care (Medical Products & Supplies)).........       300   $     11,683
  Hannover Rueckversicherungs AG Registered Shares (Insurance
    (Property-Casualty))......................................       150         11,676
  Heidelberger Zement AG (Construction (Cement &
    Aggregates))..............................................       350         15,304
  KarstadtQuelle AG (Retail (Department Stores))..............       450         13,962
  Merck KGaA (Health Care (Drugs-Major Pharmaceuticals))......       200          7,027
  Muenchener Rueckversicherungs-Gesellschaft AG Registered
    Shares (Insurance (Multi-Line))...........................        80         22,451
  RWE AG (Manufacturing (Diversified))........................       250          7,725
  SAP AG (Computers (Software & Services))....................        50          6,895
  Siemens AG (Manufacturing (Diversified))....................       525         31,778
  Volkswagen AG (Automobiles).................................       200          9,346
                                                                           ------------
                                                                                325,240
                                                                           ------------
HONG KONG--0.3%
  CLP Holdings Ltd. (Electric Companies) (b)..................     2,400         10,062
  Kerry Properties Ltd. (Financial (Diversified)).............     6,000          8,116
  Wing Lung Bank Ltd. (Banks (Major Regional))................     2,000          9,334
                                                                           ------------
                                                                                 27,512
                                                                           ------------
ITALY--2.4%
  Assicurazioni Generali SPA (Insurance (Life/Health))........       400         12,021
  Banca Nazionale del Lavoro (Banks (Money Center))...........     3,000          7,873
  Benetton Group SPA (Textiles (Apparel)).....................       500          6,705
  Enel SPA (Electric Companies)...............................     5,300         16,197
  Eni SPA (Oil (Domestic Integrated)) (b).....................     3,150         38,400
  Fiat SPA (Automobiles)......................................       400          7,822
  La Rinascente SPA (Retail (Food Chains))....................     1,500          6,476
  Riunione Adriatica di Sicurta SPA (Insurance (Multi-Line))..       800          9,834
  San Paolo - IMI SPA (Banks (Money Center))..................     1,800         23,071
  Societa Assicuratrice Industriale SPA (Insurance (Multi-
    Line))....................................................       500          7,640
  Telecom Italia Mobile SPA (Telecommunications (Cellular/
    Wireless))................................................     4,900         24,972
  Telecom Italia SPA (Telecommunications (Long Distance)).....     2,800         25,126
  UniCredito Italiano SPA (Banks (Money Center))..............     1,700          7,297
                                                                           ------------
                                                                                193,434
                                                                           ------------
JAPAN--10.1%
  Akita Bank Ltd. (The) (Banks (Major Regional))..............     2,000          6,896
  Asahi Glass Co., Ltd. (Chemicals (Specialty))...............     2,000         16,614
  Canon Sales Co., Inc. (Electronics (Component
    Distributors))............................................     1,000          9,790
  Canon, Inc. (Electronics (Component Distributors))..........     1,000         40,412
  Chiba Bank Ltd. (The) (Banks (Money Center))................     2,000          7,232
  Dai Nippon Printing Co. Ltd. (Specialty Printing)...........     1,000         12,204
  Daitio Trust Construction Co. Ltd. (Engineering &
    Construction).............................................       500          8,479
  Daiwa House Industry Co. Ltd. (Homebuilding)................     3,000         23,526
  Fuji Heavy Industries (Automobiles).........................     4,000         29,443
  Fujitsu Ltd. (Computers (Hardware)).........................     1,000         10,504
  Futaba Corp. (Manufacturing (Diversified))..................       300          7,962
  Higo Bank Ltd. (The) (Banks (Major Regional))...............     2,000          7,040
  Hitachi Ltd. (Manufacturing (Diversified))..................     2,000         19,645
  Honda Motor Co., Ltd. (Automobiles).........................     1,000         43,940
  Kubota Corp. (Machinery (Diversified))......................     3,000         11,931
  Kyocera Corp. (Electronics (Component Distributors))........       100          8,820
  Matsushita Electric Industrial Co., Ltd. (Electronics
    (Component Distributors)).................................     2,000         31,303
  Mitsubishi Corp. (Distributors (Food & Health)).............     1,000          8,058
  Mitsubishi Electric Industrial Co., Ltd. (Electronics
    (Component Distributors)).................................     2,000          9,911
  Mitsubishi Estate Co. (Financial (Diversified)).............     1,000          9,197
  Mitsubishi Heavy Industries Ltd. (Machinery (Diversified))..     4,000         18,250
  Mitsubishi Tokyo Financial Group, Inc. (Banks (Money
    Center)) (b)..............................................         1          8,339
  Mitsui Chemicals, Inc. (Chemicals (Specialty))..............     4,000         16,069
  Mitsui Fudosan Co. Ltd. (Financial (Diversified))...........     1,000         10,777

                                                                 SHARES        VALUE
                                                                ---------  -------------
JAPAN--CONTINUED
  Mitsui O.S.K. Lines, Ltd. (Shipping)........................    16,000   $     46,955
  Miyazaki Bank Ltd. (Banks (Major Regional)).................     3,000         10,223
  NEC Corp. (Electronics (Component Distributors))............     1,000         13,511
  Nichicon Corp. (Electrical Equipment).......................       500          6,531
  Nichirei Corp (Foods).......................................     7,000         26,773
  Nippon Telegraph & Telephone Corp. (Telecommunications (Long
    Distance))................................................        10          5,212
  Nissan Motor Co., Ltd. (Automobiles)........................     2,000         13,807
  Nomura Securities Co. Ltd. (The) (Investment Banking/
    Brokerage)................................................     1,000         19,164
  Sony Corp. (Household Furnishings & Appliances).............       200         13,150
  Sumitomo Mitsui Banking Corp. (Banks (Money Center))........     2,400         19,821
  Sumitomo Trust and Banking Co. Ltd. (The) (Banks (Money
    Center))..................................................     4,000         25,177
  Takeda Chemical Industries Ltd. (Health Care (Drugs-Major
    Pharmaceuticals)).........................................     1,000         46,506
  Takefuji Corp. (Consumer Finance)...........................       300         27,254
  Tohoku Electric Power Co., Inc. (Electric Companies)........     1,400         22,844
  Tokyo Electric Power Co., Inc. (The) (Electric Companies)...     1,100         28,489
  Toppan Printing Co., Ltd. (Specialty Printing)..............     1,000         10,287
  Toshiba Corp. (Electronics (Component Distributors))........     2,000         10,568
  Toyota Motor Corp. (Automobiles)............................       800         28,160
  UFJ Holdings, Inc. (Banks (Money Center)) (b)...............         5         27,439
  Uny Co., Ltd. (Retail (Specialty))..........................     1,000         10,199
  Yahama Corp. (Leisure Time (Products))......................     2,000         20,158
                                                                           ------------
                                                                                808,570
                                                                           ------------
NETHERLANDS--4.3%
  DSM NV (Chemicals (Specialty))..............................     1,200         41,753
  ING Groep NV (Financial (Diversified))......................     1,900        124,175
  Koninklijke (Royal) Philips Electronics NV (Electronics
    (Component Distributors)).................................     1,300         34,458
  Koninklijke Vopak NV (Shipping).............................       400          8,212
  Royal Dutch Petroleum Co. (Oil (Domestic Integrated)).......     1,650         94,957
  Wolters Kluwer NV CVA (Publishing)..........................     1,600         43,006
                                                                           ------------
                                                                                346,561
                                                                           ------------
NEW ZEALAND--0.7%
  Telecom Corporation of New Zealand Ltd. (Telecommunications
    (Long Distance))..........................................    26,355         59,628
                                                                           ------------
NORWAY--0.1%
  Norsk Hydro ASA (Manufacturing (Diversified))...............       200          8,473
                                                                           ------------
PORTUGAL--0.5%
  Banco Espirito Santo (Banks (Major Regional))...............     1,200         16,406
  Electricidade de Portugal SA (Electric Companies)...........     8,400         20,054
  Portucel - Empresa Productora de Pasta e Papel, S.A. (Paper
    & Forest Products)........................................     8,500          6,836
                                                                           ------------
                                                                                 43,296
                                                                           ------------
SINGAPORE--0.4%
  Keppel Corp. Ltd. (Financial (Diversified)).................     4,000          7,948
  Keppel Tatlee Bank Ltd. (Financial (Diversified))...........     6,000         11,526
  Overseas Union Bank Ltd. (Banks (Major Regional))...........     2,000         10,374
                                                                           ------------
                                                                                 29,848
                                                                           ------------
SPAIN--2.0%
  Aceralia Corporacion Siderurgica SA (Iron & Steel)..........       800          8,676
  Banco Santander Central Hispano SA (Banks (Money
    Center))..................................................     6,200         56,161
  Grupo Dragados SA (Engineering & Construction)..............       700          8,800
  Iberdrola SA (Electric Companies)...........................     2,700         34,629
  Repsol YPF SA (Oil & Gas (Refining & Marketing))............       800         13,206
  Telefonica SA (Telecommunications (Long Distance)) (b)......     3,200         39,443
                                                                           ------------
                                                                                160,915
                                                                           ------------
SWEDEN--0.1%
  Nordea AB (Banks (Major Regional))..........................     1,300          7,405
                                                                           ------------

                       See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                                                                 SHARES        VALUE
                                                                ---------  -------------
SWITZERLAND--3.3%
  Holcim Ltd. Class B (Construction (Cement &
    Aggregates))..............................................        35   $      7,127
  Nestle AG Registered Shares (Foods).........................       230         48,883
  Novartis AG Registered Shares (Health Care (Drugs-Major
    Pharmaceuticals)).........................................     2,700         97,719
  Swiss Re Registered Shares (Insurance (Property-
    Casualty))................................................        25         49,962
  UBS AG Registered Shares (Banks (Money Center)).............       425         60,888
                                                                           ------------
                                                                                264,579
                                                                           ------------
UNITED KINGDOM--11.1%
  Allied Domecq PLC (Beverages (Alcoholic))...................     2,600         16,208
  AstraZeneca Group PLC (Health Care (Drugs-Major
    Pharmaceuticals)).........................................       800         37,276
  AWG PLC (Water Utilities)...................................     2,700         22,689
  BAE Systems PLC (Aerospace/Defense).........................     1,500          7,183
  Barratt Developments PLC (Homebuilding).....................     1,800          8,784
  Bass PLC (Beverages (Alcoholic))............................     2,300         24,034
  BP PLC (Oil (Domestic Integrated))..........................     7,900         64,942
  British Airways PLC (Airlines)..............................     3,300         15,966
  British American Tobacco PLC (Tobacco)......................     3,200         24,303
  British Sky Broadcasting Group PLC (Broadcasting
    (Television, Radio & Cable))..............................       500          4,810
  British Telecommunications PLC (Telecommunications (Long
    Distance))................................................     5,100         32,062
  Brixton Estate PLC (Financial (Diversified))................     2,200          7,302
  Cable & Wireless PLC (Telecommunications (Long
    Distance))................................................     1,700         10,000
  CGNU PLC (Insurance (Multi-Line))...........................     3,100         42,858
  Corus Group PLC (Iron & Steel)..............................     7,000          5,932
  Diageo PLC (Beverages (Alcoholic))..........................       800          8,776
  Electrocomponents PLC (Distributors (Food & Health))........       900          6,810
  GlaxoSmithKline PLC (Health Care (Drugs-Major
    Pharmaceuticals)).........................................     1,846         51,925
  HSBC Holdings PLC (Financial (Diversified)).................     1,600         18,958

                                                                 SHARES        VALUE
                                                                ---------  -------------
UNITED KINGDOM--CONTINUED
  Imperial Chemical Industries PLC (Chemicals (Diversified))..     3,000   $     17,594
  Lattice Group PLC (Natural Gas).............................     9,500         21,210
  Lloyds TSB Group PLC (Financial (Diversified))..............     4,900         49,032
  Marks & Spencer PLC (Retail (Department Stores))............     5,400         19,898
  Mersey Docks & Harbour Co. (Shipping).......................     2,400         19,543
  Morgan Crucible Co. PLC (Chemicals (Specialty)).............       900          4,050
  Persimmon PLC (Homebuilding)................................     2,200         10,149
  Rank Group PLC (Entertainment)..............................     3,200         10,036
  Royal & Sun Alliance Insurance Group PLC (Insurance
    (Multi-Line)).............................................     6,400         48,156
  Royal Bank of Scotland Group PLC (Banks (Major
    Regional))................................................     2,300         50,688
  Safeway PLC (Retail (Food Chains))..........................     6,300         35,685
  Sainsbury (J) PLC (Retail (Food Chains))....................     2,400         14,961
  Shell Transport & Trading Co. PLC (Oil (Domestic
    Integrated))..............................................     3,200         26,598
  Smith & Nephew PLC (Health Care (Medical Products &
    Supplies))................................................     2,000         10,351
  Smurfit (Jefferson) Group PLC (Paper & Forest Products).....     9,000         16,645
  Taylor Woodrow PLC (Homebuilding)...........................     3,400          9,229
  Unilever PLC (Foods)........................................     7,100         59,813
  Vodafone Group PLC (Telecommunications (Cellular/
    Wireless))................................................    17,400         38,543
  Whitbread PLC (Restaurants).................................       600          5,713
  Wolseley PLC (Distributors (Food & Health)).................     1,741         12,965
                                                                           ------------
                                                                                891,677
                                                                           ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $4,188,165)...........................................     3,996,588
                                                                           ------------
TOTAL INVESTMENTS--98.4%
  (Identified cost $7,925,657)...........................................     7,875,482(a)
  Other assets and liabilities, net--1.6%................................       132,038
                                                                           ------------
NET ASSETS--100.0%.......................................................  $  8,007,520
                                                                           ============

(a) Federal Income Tax Information: Net unrealized depreciaton of investment securities is comprised of gross appreciation of $590,691 and gross depreciation of $640,866 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $7,925,657.
(b)  Non-income producing.

                       See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

          Aerospace/Defense.................................   0.7%
          Agricultural Products.............................   0.6
          Airlines..........................................   0.2
          Auto Parts & Equipment............................   1.8
          Automobiles.......................................   2.5
          Banks (Major Regional)............................   5.8
          Banks (Money Center)..............................   7.7
          Beverages (Alcoholic).............................   0.3
          Beverages (Non-Alcoholic).........................   0.6
          Biotechnology.....................................   0.1
          Broadcasting (Television, Radio & Cable)..........   0.2
          Chemicals.........................................   1.9
          Chemicals (Diversified)...........................   1.0
          Chemicals (Specialty).............................   1.6
          Communications Equipment..........................   0.4
          Computers (Hardware)..............................   1.8
          Computers (Networking)............................   0.5
          Computers (Peripherals)...........................   0.3
          Computers (Software & Services)...................   2.0
          Construction (Cement & Aggregates)................   0.4
          Consumer Finance..................................   0.4
          Containers & Packaging (Paper)....................   1.0
          Distributors (Food & Health)......................   0.5
          Electric Companies................................   3.7
          Electrical Equipment..............................   2.5
          Electronics (Component Distributors)..............   2.4
          Electronics (Defense).............................   0.2
          Electronics (Semiconductors)......................   0.8
          Engineering & Construction........................   0.5
          Entertainment.....................................   1.1
          Financial (Diversified)...........................   5.7
          Foods.............................................   2.3
          Hardware & Tools..................................   0.3
          Health Care (Diversified).........................   1.7
          Health Care (Drugs-Major Pharmaceuticals).........   6.0
          Health Care (Medical Products & Supplies).........   0.3
          Homebuilding......................................   1.0
          Household Furnishings & Appliances................   0.7
          Household Products (Non-Durable)..................   0.2
          Housewares........................................   0.3

          Insurance (Life/Health)...........................   1.2%
          Insurance (Multi-Line)............................   2.7
          Insurance (Property-Casualty).....................   1.6
          Insurance Brokers.................................   0.3
          Investment Banking/Brokerage......................   0.2
          Iron & Steel......................................   0.6
          Leisure Time (Products)...........................   0.3
          Lodging-Hotels....................................   0.7
          Machinery (Diversified)...........................   0.4
          Manufacturing (Diversified).......................   2.1
          Metals Mining.....................................   0.1
          Natural Gas.......................................   0.3
          Oil & Gas (Exploration & Production)..............   1.1
          Oil & Gas (Refining & Marketing)..................   1.4
          Oil (Domestic Integrated).........................   4.0
          Oil (International Integrated)....................   2.1
          Paper & Forest Products...........................   2.5
          Publishing........................................   0.7
          Railroads.........................................   1.4
          Restaurants.......................................   0.1
          Retail (Building Supplies)........................   0.4
          Retail (Computers & Electronics)..................   0.1
          Retail (Department Stores)........................   1.1
          Retail (Discounters)..............................   0.2
          Retail (Food Chains)..............................   1.0
          Retail (General Merchandise)......................   0.7
          Retail (Specialty)................................   0.3
          Retail (Specialty-Apparel)........................   0.3
          Savings & Loan Companies..........................   1.1
          Services (Commercial & Consumer)..................   0.1
          Shipping..........................................   1.0
          Specialty Printing................................   0.5
          Telecommunications (Cellular/Wireless)............   1.0
          Telecommunications (Long Distance)................   3.3
          Telephone.........................................   1.1
          Textiles (Apparel)................................   0.4
          Tobacco...........................................   1.2
          Trucks & Parts....................................   0.1
          Water Utilities...................................   0.3
                                                              ----
                                                              100.0%
                                                              ====

                       See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $7,925,657)...............................................  $   7,875,482
Cash........................................................        126,771
Foreign currency at value (Identified cost $54,609).........         54,259
Receivables
  Dividends.................................................         14,445
  Receivable from adviser...................................          5,829
  Tax reclaim...............................................          2,430
                                                              -------------
    Total assets............................................      8,079,216
                                                              -------------
LIABILITIES
Payables
  Investment securities purchased...........................         24,298
  Professional fee..........................................         13,824
  Printing fee..............................................          7,489
  Financial agent fee.......................................          3,556
  Trustees' fee.............................................          2,548
Accrued expenses............................................         19,981
                                                              -------------
    Total liabilities.......................................         71,696
                                                              -------------
NET ASSETS..................................................  $   8,007,520
                                                              =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $   7,945,495
  Undistributed net investment income.......................         51,168
  Accumulated net realized gain.............................         61,535
  Net unrealized depreciation...............................        (50,678)
                                                              -------------
NET ASSETS..................................................  $   8,007,520
                                                              =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................        790,322
                                                              =============
Net asset value and offering price per share................  $       10.13
                                                              =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $      97,918
  Interest..................................................          2,814
  Foreign taxes withheld....................................         (6,854)
                                                              -------------
    Total investment income.................................         93,878
                                                              -------------
EXPENSES
  Investment advisory fee...................................         34,965
  Financial agent fee.......................................         21,197
  Professional..............................................         20,422
  Custodian.................................................         29,352
  Printing..................................................          9,435
  Trustees..................................................          4,223
  Miscellaneous.............................................          4,351
                                                              -------------
    Total expenses..........................................        123,945
    Less expenses borne by investment adviser...............        (83,150)
                                                              -------------
    Net expenses............................................         40,795
                                                              -------------
NET INVESTMENT INCOME.......................................         53,083
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................         70,423
  Net realized loss on foreign currency transactions........         (3,448)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................       (349,079)
  Net change in unrealized appreciation (depreciation) on
    foreign currency and foreign currency transactions......         (7,644)
                                                              -------------
NET LOSS ON INVESTMENTS.....................................       (289,748)
                                                              -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $    (236,665)
                                                              =============

                       See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED         FROM INCEPTION
                                                                 6/30/01         11/20/00 TO
                                                               (UNAUDITED)         12/31/00
                                                              --------------    --------------
FROM OPERATIONS
  Net investment income (loss)..............................    $   53,083        $    9,308
  Net realized gain (loss)..................................        66,975            (2,572)
  Net change in unrealized appreciation (depreciation)......      (356,723)          306,045
                                                                ----------        ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................      (236,665)          312,781
                                                                ----------        ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................        (4,735)           (9,308)
  In excess of net investment income........................            --               (48)
                                                                ----------        ----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................        (4,735)           (9,356)
                                                                ----------        ----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (94,878 and 736,929 shares,
    respectively)...........................................       962,270         7,377,050
  Net asset value of shares issued from reinvestment of
    distributions (470 and 898 shares, respectively)........         4,735             9,356
  Cost of shares repurchased (42,616 and 237 shares,
    respectively)...........................................      (405,525)           (2,391)
                                                                ----------        ----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................       561,480         7,384,015
                                                                ----------        ----------
  NET INCREASE (DECREASE) IN NET ASSETS.....................       320,080         7,687,440
NET ASSETS
  Beginning of period.......................................     7,687,440                --
                                                                ----------        ----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME OF $51,168 AND $2,820, RESPECTIVELY).............    $8,007,520        $7,687,440
                                                                ==========        ==========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                               SIX MONTHS
                                                                  ENDED          FROM INCEPTION
                                                                 6/30/01          11/20/00 TO
                                                               (UNAUDITED)          12/31/00
                                                              -------------      --------------
Net asset value, beginning of period........................    $  10.42            $  10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..............................        0.08                0.02
  Net realized and unrealized gain (loss)...................       (0.36)               0.41
                                                                --------            --------
    TOTAL FROM INVESTMENT OPERATIONS........................       (0.28)               0.43
                                                                --------            --------
LESS DISTRIBUTIONS
  Dividends from net investment income......................       (0.01)              (0.01)
  In excess of net investment income........................          --                  --(4)
                                                                --------            --------
    TOTAL DISTRIBUTIONS.....................................       (0.01)              (0.01)
                                                                --------            --------
CHANGE IN NET ASSET VALUE...................................       (0.29)               0.42
                                                                --------            --------
NET ASSET VALUE, END OF PERIOD..............................    $  10.13            $  10.42
                                                                ========            ========
Total return................................................       (2.73)%(2)          4.35%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands).......................      $8,008              $7,687
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3).....................................        1.05%(1)            1.05%(1)
  Net investment income.....................................        1.37%(1)            1.12%(1)
Portfolio turnover..........................................          15%(2)               0%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.19% and 5.41% for the periods ended June 30, 2001 and December 31, 2000, respectively.
(4) Amount is less than $0.01.

                       See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)


                                                                           SHARES        VALUE
                                                                          ---------  -------------
COMMON STOCKS--93.5%
AGRICULTURAL PRODUCTS--1.5%
  Corn Products International, Inc......................................    14,000   $    448,000
APARTMENTS--1.2%
  Post Properties, Inc..................................................     9,500        359,575
AUTO PARTS & EQUIPMENT--5.5%
  BorgWarner, Inc.......................................................    10,100        501,162
  Dana Corp.............................................................    18,000        420,120
  Genuine Parts Co......................................................     1,000         31,500
  Goodyear Tire & Rubber Co. (The)......................................    10,200        285,600
  Modine Manufacturing Co...............................................    13,600        375,088
                                                                                     ------------
                                                                                        1,613,470
                                                                                     ------------
BANKS (MAJOR REGIONAL)--2.6%
  Huntington Bancshares, Inc............................................    24,500        400,575
  SouthTrust Corp.......................................................    13,400        348,400
                                                                                     ------------
                                                                                          748,975
                                                                                     ------------
BANKS (REGIONAL)--8.5%
  BancorpSouth, Inc.....................................................    27,500        467,500
  Commercial Federal Corp...............................................    14,200        328,020
  Hibernia Corp. Class A................................................    24,100        428,980
  Pacific Century Financial Corp........................................    19,300        497,747
  UnionBanCal Corp......................................................    11,200        377,440
  Whitney Holding Corp..................................................     8,300        389,270
                                                                                     ------------
                                                                                        2,488,957
                                                                                     ------------
CHEMICALS (DIVERSIFIED)--0.7%
  FMC Corp. (b).........................................................     3,200        219,392

CHEMICALS (SPECIALTY)--3.3%
  Crompton Corp.........................................................    31,700        345,530
  Cytec Industries, Inc. (b)............................................    10,800        410,400
  Lubrizol Corp. (The)..................................................     6,800        211,140
                                                                                     ------------
                                                                                          967,070
                                                                                     ------------
COMMUNICATIONS EQUIPMENT--1.6%
  Andrew Corp. (b)......................................................    25,300        466,785
CONTAINERS & PACKAGING (PAPER)--1.6%
  Temple-Inland, Inc....................................................     8,500        452,965

CONTAINERS (METAL & GLASS)--1.1%
  Owens-Illinois, Inc. (b)..............................................    47,000        318,660
DISTRIBUTORS (FOOD & HEALTH)--1.7%
  SUPERVALU, Inc........................................................    27,800        487,890

ELECTRIC COMPANIES--15.1%
  Alliant Energy Corp...................................................    10,200        297,330
  Cinergy Corp..........................................................    10,300        359,985
  Consolidated Edison, Inc..............................................    11,000        437,800
  FirstEnergy Corp......................................................     5,700        183,312
  GPU, Inc..............................................................    10,600        372,590
  Northeast Utilities...................................................    22,000        456,500
  NSTAR.................................................................    10,500        446,880
  OGE Energy Corp.......................................................    19,000        429,590
  Potomac Electric Power Co.............................................    13,900        290,788
  Public Service Company of New Mexico..................................     9,000        288,900
  Sierra Pacific Resources (b)..........................................    26,000        415,740
  WPS Resources Corp....................................................    12,500        440,625
                                                                                     ------------
                                                                                        4,420,040
                                                                                     ------------
ELECTRICAL EQUIPMENT--3.2%
  Cooper Industries, Inc................................................    12,000        475,080

                                                                           SHARES        VALUE
                                                                          ---------  -------------
ELECTRICAL EQUIPMENT--CONTINUED
  Harman International Industries, Inc..................................    12,000   $    457,080
                                                                                     ------------
                                                                                          932,160
                                                                                     ------------
ELECTRONICS (COMPONENT DISTRIBUTORS)--2.1%
  Arrow Electronics, Inc. (b)...........................................    13,900        337,631
  Avnet, Inc............................................................    12,600        282,492
                                                                                     ------------
                                                                                          620,123
                                                                                     ------------
ELECTRONICS (SEMICONDUCTORS)--2.8%
  Adaptec, Inc. (b).....................................................    48,700        484,078
  General Semiconductor, Inc. (b).......................................    31,400        328,444
                                                                                     ------------
                                                                                          812,522
                                                                                     ------------
FOODS--1.2%
  Interstate Bakeries Corp..............................................    22,700        363,200

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.2%
  Beckman Coulter, Inc..................................................     8,300        338,640

HOUSEHOLD FURNISHINGS & APPLIANCES--1.4%
  Leggett & Platt, Inc..................................................    18,000        396,540

HOUSEWARES--1.0%
  Newell Rubbermaid, Inc................................................    11,400        286,140

IRON & STEEL--1.7%
  Nucor Corp............................................................    10,100        493,789

MANUFACTURING (DIVERSIFIED)--7.1%
  American Standard Cos., Inc. (b)......................................     5,100        306,510
  Eaton Corp............................................................     5,900        413,590
  Harsco Corp...........................................................    14,000        379,820
  Johnson Controls, Inc.................................................     6,500        471,055
  Parker-Hannifin Corp..................................................    11,500        488,060
                                                                                     ------------
                                                                                        2,059,035
                                                                                     ------------
MANUFACTURING (SPECIALIZED)--2.6%
  Lincoln Electric Holdings, Inc........................................    14,500        369,750
  Reliance Steel & Aluminum Co..........................................    15,500        391,375
                                                                                     ------------
                                                                                          761,125
                                                                                     ------------
METAL FABRICATORS--1.5%
  Kennametal, Inc.......................................................    12,100        446,490

OIL & GAS (REFINING & MARKETING)--2.2%
  Tosco Corp............................................................     7,800        343,590
  Valero Energy Corp....................................................     8,000        294,240
                                                                                     ------------
                                                                                          637,830
                                                                                     ------------
OIL (DOMESTIC INTEGRATED)--2.1%
  Amerada Hess Corp.....................................................     4,000        323,200
  Occidental Petroleum Corp.............................................    10,500        279,195
                                                                                     ------------
                                                                                          602,395
                                                                                     ------------
PAPER & FOREST PRODUCTS--6.5%
  Boise Cascade Corp....................................................    10,600        372,802
  Georgia-Pacific Group.................................................    10,800        365,580
  Mead Corp. (The)......................................................    16,800        455,952
  Smurfit-Stone Container Corp. (b).....................................    21,600        349,920
  Westvaco Corp.........................................................    15,100        366,779
                                                                                     ------------
                                                                                        1,911,033
                                                                                     ------------
RAILROADS--1.1%
  Norfolk Southern Corp.................................................    15,400        318,780

REITS--5.1%
  Arden Realty, Inc.....................................................    14,700        392,490
  Avalonbay Communities, Inc............................................     6,500        303,875

                       See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                                                                           SHARES        VALUE
                                                                          ---------  -------------
REITS--CONTINUED
  Duke Realty Corp......................................................    19,100   $    474,635
  Liberty Property Trust................................................    10,300        304,880
                                                                                     ------------
                                                                                        1,475,880
                                                                                     ------------
RETAIL (BUILDING SUPPLIES)--1.0%
  Sherwin-Williams Co. (The)............................................    13,325        295,815

RETAIL (COMPUTERS & ELECTRONICS)--1.3%
  Tech Data Corp. (b)...................................................    11,000        366,960
SAVINGS & LOAN COMPANIES--1.1%
  Washington Federal, Inc...............................................    13,190        323,419
TEXTILES (APPAREL)--1.3%
  V. F. Corp............................................................    10,500        381,990
TRUCKS & PARTS--1.6%
  PACCAR, Inc...........................................................     9,000        462,780
                                                                                     ------------
TOTAL COMMON STOCKS
  (Identified cost $24,193,059)....................................................    27,278,425
                                                                                     ------------
FOREIGN COMMON STOCKS--1.3%
INSURANCE (PROPERTY-CASUALTY)--1.3%
  PartnerRe Ltd. (Bermuda)..............................................     6,900        382,260
                                                                                     ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $289,974).......................................................       382,260
                                                                                     ------------
TOTAL LONG-TERM INVESTMENTS--94.8%
  (Identified cost $24,483,033)....................................................    27,660,685
                                                                                     ------------

                                                                             PAR
                                                                            VALUE
                                                                            (000)        VALUE
                                                                          ---------  -------------
SHORT-TERM OBLIGATIONS--7.8%
REPURCHASE AGREEMENT--2.8%
  State Street Bank & Trust Co. repurchase agreement 2.75%, dated
    6/29/01, due 7/2/01, repurchase price $818,187, collateralized by
    U.S. Treasury Bond 7.875%, 2/15/21, market value $838,998...........  $    818   $    818,000

MONEY MARKET MUTUAL FUNDS--5.0%
  State Street Global Advisors Seven Seas Money Market Fund (3.84%,
    Seven Days Effecive Yield)..........................................     1,447      1,446,624
                                                                                     ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,264,624).....................................................     2,264,624
                                                                                     ------------
TOTAL INVESTMENTS--102.6%
  (Identified cost $26,747,657)....................................................    29,925,309(a)
  Other assets and liabilities, net--(2.6%)........................................      (754,845)
                                                                                     ------------
NET ASSETS--100.0%.................................................................  $ 29,170,464
                                                                                     ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,620,185 and gross depreciation of $442,533 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $26,747,657.
(b)  Non-income producing.

                       See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $26,747,657)..............................................  $29,925,309
Cash........................................................          505
Receivables
  Fund shares sold..........................................       72,274
  Dividends and interest....................................       65,096
Prepaid expenses............................................            3
                                                              -----------
    Total assets............................................   30,063,187
                                                              -----------
LIABILITIES
Payables
  Investment securities purchased...........................      821,965
  Fund shares repurchased...................................        7,125
  Investment advisory fee...................................       12,228
  Financial agent fee.......................................        4,987
  Trustees' fee.............................................        1,369
Accrued expenses............................................       45,049
                                                              -----------
  Total liabilities.........................................      892,723
                                                              -----------
NET ASSETS..................................................  $29,170,464
                                                              ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $26,539,049
  Undistributed net investment income.......................       62,260
  Accumulated net realized loss.............................     (608,497)
  Net unrealized appreciation...............................    3,177,652
                                                              -----------
NET ASSETS..................................................  $29,170,464
                                                              ===========
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................    2,884,303
                                                              ===========
Net asset value and offering price per share................  $     10.11
                                                              ===========

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $     294,961
  Interest..................................................         28,507
                                                              -------------
    Total investment income.................................        323,468
                                                              -------------
EXPENSES
  Investment advisory fee...................................        112,132
  Financial agent fee.......................................         26,619
  Professional..............................................         15,284
  Printing..................................................         14,087
  Custodian.................................................          8,077
  Trustees..................................................          4,223
  Miscellaneous.............................................          3,810
                                                              -------------
    Total expenses..........................................        184,232
    Less expenses borne by investment adviser...............        (56,081)
                                                              -------------
    Net expenses............................................        128,151
                                                              -------------
NET INVESTMENT INCOME.......................................        195,317
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................        504,731
  Net change in unrealized appreciation (depreciation) on
    investments.............................................      1,860,730
                                                              -------------
NET GAIN ON INVESTMENTS.....................................      2,365,461
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $   2,560,778
                                                              =============

                       See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED
                                                                 6/30/01        YEAR ENDED
                                                               (UNAUDITED)       12/31/00
                                                              --------------  --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $     195,317   $      97,829
  Net realized gain (loss)..................................        504,731          47,405
  Net change in unrealized appreciation (depreciation)......      1,860,730       1,852,402
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................      2,560,778       1,997,636
                                                              -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................       (133,215)        (98,546)
                                                              -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................       (133,215)        (98,546)
                                                              -------------   -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,642,549 and 1,012,458
    shares, respectively)...................................     15,605,750       8,123,987
  Net asset value of shares issued from reinvestment of
    distributions (13,813 and 11,014 shares,
    respectively)...........................................        133,215          98,546
  Cost of shares repurchased (398,468 and 501,634 shares,
    respectively)...........................................     (3,754,233)     (3,998,845)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................     11,984,732       4,223,688
                                                              -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................     14,412,295       6,122,778
NET ASSETS
  Beginning of period.......................................     14,758,169       8,635,391
                                                              -------------   -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $62,260 AND $158, RESPECTIVELY)........  $  29,170,464   $  14,758,169
                                                              =============   =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                         SIX MONTHS            YEAR ENDED
                                                            ENDED             DECEMBER 31,           FROM INCEPTION
                                                           6/30/01       -----------------------       3/2/98 TO
                                                         (UNAUDITED)       2000          1999           12/31/98
                                                         -----------     ---------     ---------     --------------
Net asset value, beginning of period...................    $ 9.07         $ 7.82        $ 8.84           $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss).........................      0.07           0.06          0.11             0.03(4)
  Net realized and unrealized gain (loss)..............      1.02           1.25         (1.02)           (1.16)
                                                           ------         ------        ------           ------
    TOTAL FROM INVESTMENT OPERATIONS...................      1.09           1.31         (0.91)           (1.13)
                                                           ------         ------        ------           ------
LESS DISTRIBUTIONS
  Dividends from net investment income.................     (0.05)         (0.06)        (0.11)           (0.03)
                                                           ------         ------        ------           ------
    TOTAL DISTRIBUTIONS................................     (0.05)         (0.06)        (0.11)           (0.03)
                                                           ------         ------        ------           ------
CHANGE IN NET ASSET VALUE..............................      1.04           1.25         (1.02)           (1.16)
                                                           ------         ------        ------           ------
NET ASSET VALUE, END OF PERIOD.........................    $10.11         $ 9.07        $ 7.82           $ 8.84
                                                           ======         ======        ======           ======
Total return...........................................     12.04%(2)      16.89%       (10.28)%         (11.37)%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)..................   $29,170        $14,758        $8,635           $7,896
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3)...............................      1.20%(1)       1.20%(5)      1.20%            1.20%(1)
  Net investment income................................      1.83%(1)       0.95%         1.40%            0.52%(1)
Portfolio turnover rate................................        13%(2)        128%           29%              21%(2)

(1)  Annualized.
(2)  Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including custody credits) would have been 1.73%, 2.39%, 2.58% and 2.77% for the periods ended June 30, 2001, December 31, 2000, 1999 and 1998, respectively.
(4)  Computed using average shares outstanding.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)


                                                                 SHARES        VALUE
                                                                ---------  -------------
COMMON STOCKS--94.8%
AEROSPACE/DEFENSE--0.4%
  Precision Castparts Corp....................................     1,100   $     41,162

AGRICULTURAL PRODUCTS--1.6%
  Corn Products International, Inc............................     5,000        160,000
AUTO PARTS & EQUIPMENT--3.6%
  BorgWarner, Inc.............................................     3,900        193,518
  Modine Manufacturing Co.....................................     5,500        151,690
                                                                           ------------
                                                                                345,208
                                                                           ------------
BANKS (REGIONAL)--7.1%
  BancorpSouth, Inc...........................................     7,700        130,900
  Commercial Federal Corp.....................................     3,200         73,920
  GBC Bancorp.................................................     3,900        111,345
  Hibernia Corp. Class A......................................     5,300         94,340
  Pacific Century Financial Corp..............................     6,500        167,635
  Whitney Holding Corp........................................     2,300        107,870
                                                                           ------------
                                                                                686,010
                                                                           ------------
BUILDING MATERIALS--1.6%
  Hexcel Corp. (b)............................................    12,500        159,375

CHEMICALS--0.2%
  Cabot Corp..................................................       600         21,612

CHEMICALS (DIVERSIFIED)--0.4%
  FMC Corp. (b)...............................................       600         41,136

CHEMICALS (SPECIALTY)--4.0%
  Crompton Corp...............................................    12,400        135,160
  Cytec Industries, Inc. (b)..................................     3,300        125,400
  Millennium Chemicals, Inc...................................     1,900         28,595
  Minerals Technologies, Inc..................................     2,400        103,008
                                                                           ------------
                                                                                392,163
                                                                           ------------
COMMUNICATIONS EQUIPMENT--1.3%
  Andrew Corp. (b)............................................     6,600        121,770
COMPUTERS (PERIPHERALS)--1.6%
  Hutchinson Technology, Inc. (b).............................     6,000        114,300
  Maxtor Corp. (b)............................................     3,344         17,556
  Quantum Corp. - DLT & Storage Systems (b)...................     2,500         25,225
                                                                           ------------
                                                                                157,081
                                                                           ------------
COMPUTERS (SOFTWARE & SERVICES)--1.4%
  Phoenix Technologies Ltd. (b)...............................     9,100        132,860

CONSTRUCTION (CEMENT & AGGREGATES)--1.4%
  Texas Industries, Inc.......................................     3,900        134,121

CONSUMER (JEWELRY, NOVELTIES & GIFTS)--0.4%
  Russ Berrie & Co., Inc......................................     1,400         41,160
CONTAINERS & PACKAGING (PAPER)--1.8%
  Playtex Products, Inc. (b)..................................    10,300        110,210
  Rock-Tenn Co. Class A.......................................     4,900         60,025
                                                                           ------------
                                                                                170,235
                                                                           ------------
CONTAINERS (METAL & GLASS)--1.0%
  Owens-Illinois, Inc. (b)....................................    13,700         92,886

ELECTRIC COMPANIES--12.4%
  Alliant Energy Corp.........................................     2,100         61,215
  Central Vermont Public Service Corp.........................     7,100        134,261
  Empire District Electric Co. (The)..........................     5,700        117,933
  Northeast Utilities.........................................     7,500        155,625
  NSTR........................................................     3,000        127,680

                                                                 SHARES        VALUE
                                                                ---------  -------------
ELECTRIC COMPANIES--CONTINUED
  OGE Energy Corp.............................................     5,600   $    126,616
  Public Service Company of New Mexico........................     3,450        110,745
  Sierra Pacific Resources (b)................................    11,100        177,489
  Wisconsin Energy Corp.......................................     2,000         47,540
  WPS Resources Corp..........................................     4,200        148,050
                                                                           ------------
                                                                              1,207,154
                                                                           ------------
ELECTRICAL EQUIPMENT--0.7%
  Harman International Industries, Inc........................     1,750         66,657

ELECTRONICS (COMPONENT DISTRIBUTORS)--0.6%
  Avnet, Inc..................................................     2,500         56,050

ELECTRONICS (INSTRUMENTATION)--0.4%
  Bio-Rad Laboratories, Inc. (b)..............................       750         37,350

ELECTRONICS (SEMICONDUCTORS)--4.0%
  Adaptec, Inc. (b)...........................................    14,500        144,130
  General Semiconductor, Inc. (b).............................    12,300        128,658
  Supertex, Inc. (b)..........................................     9,400        115,996
                                                                           ------------
                                                                                388,784
                                                                           ------------
FOODS--1.1%
  Interstate Bakeries Corp....................................     6,800        108,800

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--1.0%
  GTECH Holdings Corp. (b)....................................     2,700         95,877

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.3%
  Beckman Coulter, Inc........................................     2,200         89,760
  CONMED Corp. (b)............................................     3,600         93,780
  Mentor Corp.................................................     1,500         42,750
                                                                           ------------
                                                                                226,290
                                                                           ------------
HOMEBUILDING--2.3%
  KB HOME.....................................................     4,700        141,799
  NVR, Inc. (b)...............................................       275         40,700
  Schuler Homes, Inc. Class A (b).............................     3,000         40,620
                                                                           ------------
                                                                                223,119
                                                                           ------------
HOUSEWARES--0.9%
  Oneida Ltd..................................................     4,400         89,452

INSURANCE (LIFE/HEALTH)--1.1%
  American National Insurance Co..............................     1,400        104,650

INSURANCE (PROPERTY-CASUALTY)--1.3%
  Harleysville Group, Inc.....................................     4,200        124,950

IRON & STEEL--1.7%
  Commercial Metals Co........................................     2,100         67,263
  UCAR International, Inc. (b)................................     8,200         97,990
                                                                           ------------
                                                                                165,253
                                                                           ------------
MACHINERY (DIVERSIFIED)--3.2%
  Curtiss-Wright Corp.........................................     1,000         53,700
  Gardner Denver, Inc. (b)....................................     5,900        121,245
  Moog, Inc. Class A (b)......................................     3,500        136,325
                                                                           ------------
                                                                                311,270
                                                                           ------------
MANUFACTURING (DIVERSIFIED)--4.9%
  Alltrista Corp. (b).........................................     3,000         35,400
  American Standard Cos., Inc. (b)............................       900         54,090
  Esterline Technologies Corp. (b)............................     6,200        134,850
  Harsco Corp.................................................     4,600        124,798
  Penn Engineering & Manufacturing Corp.......................     7,400        129,500
                                                                           ------------
                                                                                478,638
                                                                           ------------

                       See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                                                                 SHARES        VALUE
                                                                ---------  -------------
MANUFACTURING (SPECIALIZED)--4.1%
  Briggs & Stratton Corp......................................     3,050   $    128,405
  Lincoln Electric Holdings, Inc..............................     1,750         44,625
  Regal-Beloit Corp...........................................     7,700        160,160
  Reliance Steel & Aluminum Co................................     2,400         60,600
                                                                           ------------
                                                                                393,790
                                                                           ------------
METAL FABRICATORS--3.6%
  Kennametal, Inc.............................................     3,700        136,530
  RTI International Metals, Inc. (b)..........................    10,800        164,700
  Wolverine Tube, Inc. (b)....................................     3,200         53,024
                                                                           ------------
                                                                                354,254
                                                                           ------------
NATURAL GAS--0.8%
  Southwestern Energy Co. (b).................................     6,500         79,625
OIL & GAS (REFINING & MARKETING)--1.2%
  Valero Energy Corp..........................................     3,050        112,179

OIL (INTERNATIONAL INTEGRATED)--1.4%
  Tesoro Petroleum Corp. (b)..................................    10,500        132,300

PAPER & FOREST PRODUCTS--1.9%
  Rayonier, Inc...............................................     2,000         92,900
  Smurfit-Stone Container Corp. (b)...........................     5,900         95,580
                                                                           ------------
                                                                                188,480
                                                                           ------------
REITS--6.4%
  Arden Realty, Inc...........................................     4,900        130,830
  Avalonbay Communities, Inc..................................     1,050         49,088
  Duke Realty Corp............................................     4,500        111,825
  EastGroup Properties........................................       800         18,080
  FelCor Lodging Trust, Inc...................................     2,100         49,140
  Liberty Property Trust......................................     3,300         97,680
  Post Properties, Inc........................................     1,900         71,915
  Summit Properties, Inc......................................     3,400         91,222
                                                                           ------------
                                                                                619,780
                                                                           ------------
RETAIL (BUILDING SUPPLIES)--1.0%
  Hughes Supply, Inc..........................................     4,000         94,600
SAVINGS & LOAN COMPANIES--1.1%
  Washington Federal, Inc.....................................     4,290        105,191
SHIPPING--0.7%
  Alexander & Baldwin, Inc....................................     2,700         69,525
TEXTILES (APPAREL)--1.8%
  Kellwood Co.................................................     4,900        113,190

                                                                 SHARES        VALUE
                                                                ---------  -------------
TEXTILES (APPAREL)--CONTINUED
  Russell Corp................................................     3,500   $     59,465
                                                                           ------------
                                                                                172,655
                                                                           ------------
TEXTILES (SPECIALTY)--1.3%
  Wellman, Inc................................................     6,900        123,510

TOBACCO--1.6%
  Schweitzer-Mauduit International, Inc.......................     6,700        158,120

TRUCKERS--1.3%
  Arnold Industries, Inc......................................     6,500        125,840

TRUCKS & PARTS--0.9%
  Oshkosh Truck Corp..........................................     2,000         88,500
                                                                           ------------
TOTAL COMMON STOCKS
  (Identified cost $8,318,297)...........................................     9,199,422
                                                                           ------------
FOREIGN COMMON STOCKS--0.9%
INSURANCE (PROPERTY-CASUALTY)--0.9%
  PartnerRe Ltd. (Bermuda)....................................     1,600         88,640
                                                                           ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $81,108)..............................................        88,640
                                                                           ------------
TOTAL LONG-TERM INVESTMENTS--95.7%
  (Identified cost $8,399,405)...........................................     9,288,062
                                                                           ------------

                                                                   PAR
                                                                  VALUE
                                                                  (000)
                                                                ---------
SHORT-TERM OBLIGATIONS--8.4%
MONEY MARKET MUTUAL FUNDS--4.9%
  State Street Global Advisors Seven Seas Money Market Fund
    (3.84%, Seven Days Effecive Yield)........................      $477        476,768

REPURCHASE AGREEMENT--3.5%
  State Street Bank & Trust Co. repurchase agreement 2.75%,
    dated 6/29/01 due 7/2/01, repurchase price $339,078,
    collateralized by U.S. Treasury Bond 7.875%, 2/15/21,
    market value $346,954.....................................       339        339,000
                                                                           ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $815,768).............................................       815,768
                                                                           ------------
TOTAL INVESTMENTS--104.1%
  (Identified cost $9,215,173)...........................................    10,103,830(a)
  Other assets and liabilities, net--(4.1%)..............................      (400,719)
                                                                           ------------
NET ASSETS--100.0%.......................................................  $  9,703,111
                                                                           ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,025,514 and gross depreciation of $166,257 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $9,244,573.
(b)  Non-income producing.

                       See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $9,215,173)...............................................  $   10,103,830
Cash........................................................           1,966
Receivables
  Fund shares sold..........................................          21,086
  Dividends and interest....................................          12,702
  Receivable from adviser...................................             477
                                                              --------------
    Total assets............................................      10,140,061
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased...........................         408,839
  Fund shares repurchased...................................             372
  Financial agent fee.......................................           3,485
  Trustees' fee.............................................           2,152
Accrued expenses............................................          22,102
                                                              --------------
    Total liabilities.......................................         436,950
                                                              --------------
NET ASSETS..................................................  $    9,703,111
                                                              ==============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $    8,753,481
  Undistributed net investment income.......................          30,256
  Accumulated net realized gain.............................          30,717
  Net unrealized appreciation...............................         888,657
                                                              --------------
NET ASSETS..................................................  $    9,703,111
                                                              ==============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................         806,457
                                                              ==============
Net asset value and offering price per share................  $        12.03
                                                              ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $       51,980
  Interest..................................................           9,265
  Foreign tax withheld......................................             (29)
                                                              --------------
    Total investment income.................................          61,216
                                                              --------------
EXPENSES
  Investment advisory fee...................................          27,090
  Financial agent fee.......................................          21,200
  Professional..............................................          12,631
  Custodian.................................................           5,538
  Trustees..................................................           4,223
  Printing..................................................           2,404
  Miscellaneous.............................................           3,578
                                                              --------------
    Total expenses..........................................          76,664
    Less expenses borne by investment adviser...............         (45,696)
    Custodian fees paid indirectly..........................              (8)
                                                              --------------
    Net expenses............................................          30,960
                                                              --------------
NET INVESTMENT INCOME.......................................          30,256
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................          33,000
  Net change in unrealized appreciation (depreciation) on
    investments.............................................         731,324
                                                              --------------
NET GAIN ON INVESTMENTS.....................................         764,324
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $      794,580
                                                              ==============

                       See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS         FROM
                                                                  ENDED         INCEPTION
                                                                 6/30/01       11/20/00 TO
                                                               (UNAUDITED)       12/31/00
                                                              --------------  --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $      30,256   $       6,974
  Net realized gain (loss)..................................         33,000          (2,497)
  Net change in unrealized appreciation (depreciation)......        731,324         157,333
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................        794,580         161,810
                                                              -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................             --          (6,760)
  In excess of net investment income........................             --             (55)
                                                              -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................             --          (6,815)
                                                              -------------   -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (649,121 and 253,024 shares,
    respectively)...........................................      7,274,207       2,531,258
  Net asset value of shares issued from reinvestment of
    distributions (0 and 637 shares, respectively)..........             --           6,815
  Cost of shares repurchased (96,251 and 74 shares,
    respectively)...........................................     (1,058,017)           (727)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................      6,216,190       2,537,346
                                                              -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................      7,010,770   $   2,692,341
NET ASSETS
  Beginning of period.......................................      2,692,341              --
                                                              -------------   -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $30,256 AND $0)........................  $   9,703,111   $   2,692,341
                                                              =============   =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    SIX MONTHS            FROM
                                                                       ENDED            INCEPTION
                                                                      6/30/01          11/20/00 TO
                                                                    (UNAUDITED)         12/31/00
                                                                    -----------        -----------
Net asset value, beginning of period........................         $  10.62           $  10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..............................             0.04               0.03
  Net realized and unrealized gain..........................             1.37               0.62
                                                                     --------           --------
    TOTAL FROM INVESTMENT OPERATIONS........................             1.41               0.65
                                                                     --------           --------
LESS DISTRIBUTIONS
  Dividends from net investment income......................               --              (0.03)
  In excess of net investment income........................               --                 --(4)
                                                                     --------           --------
    TOTAL DISTRIBUTIONS.....................................               --              (0.03)
                                                                     --------           --------
CHANGE IN NET ASSET VALUE...................................             1.41               0.62
                                                                     --------           --------
NET ASSET VALUE, END OF PERIOD..............................         $  12.03           $  10.62
                                                                     ========           ========
Total return................................................            13.33%(2)           6.44%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands).......................           $9,703             $2,692
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3)....................................             1.20%(1)(5)        1.20%(1)
  Net investment income (loss)..............................             1.17%(1)           2.71%(1)
Portfolio turnover..........................................                9%(2)              1%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.97% and 13.52% for the periods ended June 30, 2001 and December 31, 2000, respectively.
(4) Amount is less than $0.01.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

                      PHOENIX-SENECA MID-CAP GROWTH SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)


                                                                     SHARES        VALUE
                                                                    ---------  -------------
COMMON STOCKS--89.1%
BEVERAGES (ALCOHOLIC)--2.3%
  Coors (Adolph) Co. Class B......................................    34,390   $  1,725,690
BIOTECHNOLOGY--2.5%
  IDEC Pharmaceuticals Corp. (b)..................................    27,180      1,839,814

BROADCASTING (TELEVISION, RADIO & CABLE)--3.8%
  EchoStar Communications Corp. (b)...............................    87,400      2,833,508

COMMUNICATIONS EQUIPMENT--0.4%
  McDATA Corp. Class B (b)........................................    13,840        302,266

COMPUTERS (HARDWARE)--1.0%
  Emulex Corp. (b)................................................    17,720        715,888

COMPUTERS (SOFTWARE & SERVICES)--6.9%
  Citrix Systems, Inc. (b)........................................    45,740      1,596,326
  Openwave Systems, Inc. (b)......................................    42,780      1,484,466
  Peregrine Systems, Inc. (b).....................................    69,590      2,018,110
                                                                               ------------
                                                                                  5,098,902
                                                                               ------------
CONSUMER FINANCE--3.5%
  Capital One Financial Corp......................................    42,550      2,553,000
ELECTRICAL EQUIPMENT--4.1%
  SPX Corp. (b)...................................................    24,410      3,055,644

ELECTRONICS (SEMICONDUCTORS)--4.2%
  Applied Micro Circuits Corp. (b)................................    44,120        758,864
  Fairchild Semiconductor Corp. Class A (b).......................    26,360        606,280
  International Rectifier Corp. (b)...............................    50,070      1,707,387
                                                                               ------------
                                                                                  3,072,531
                                                                               ------------
EQUIPMENT (SEMICONDUCTORS)--2.4%
  KLA-Tencor Corp. (b)............................................    30,920      1,807,892

FOOTWEAR--2.5%
  Reebok International Ltd. (b)...................................    57,410      1,834,250
HARDWARE & TOOLS--3.0%
  Stanley Works (The).............................................    53,433      2,237,774

HEALTH CARE (DRUGS--MAJOR PHARMACEUTICALS)--3.3%
  Allergan, Inc...................................................    28,140      2,405,970

HEALTH CARE (HOSPITAL MANAGEMENT)--3.9%
  Tenet Healthcare Corp. (b)......................................    55,260      2,850,863
HEALTH CARE (SPECIALIZED SERVICES)--6.8%
  HEALTHSOUTH Corp. (b)...........................................   113,660      1,815,150
  Laboratory Corporation of America Holdings (b)..................    42,080      3,235,952
                                                                               ------------
                                                                                  5,051,102
                                                                               ------------
INSURANCE (PROPERTY-CASUALTY)--3.5%
  MGIC Investment Corp............................................    35,060      2,546,758

MANUFACTURING (DIVERSIFIED)--2.4%
  American Standard Cos., Inc. (b)................................    29,660      1,782,566
METAL FABRICATORS--1.7%
  Shaw Group, Inc. (The) (b)......................................    31,490      1,262,749
NATURAL GAS--4.5%
  Dynegy, Inc. Class A............................................    33,990      1,580,535
  Kinder Morgan, Inc..............................................    34,250      1,721,063
                                                                               ------------
                                                                                  3,301,598
                                                                               ------------
OIL & GAS (DRILLING & EQUIPMENT)--8.6%
  Nabors Industries, Inc. (b).....................................    54,280      2,019,216

                                                                     SHARES        VALUE
                                                                    ---------  -------------
OIL & GAS (DRILLING & EQUIPMENT)--CONTINUED
  Santa Fe International Corp.....................................    65,940   $  1,912,260
  Weatherford International, Inc. (b).............................    49,590      2,380,320
                                                                               ------------
                                                                                  6,311,796
                                                                               ------------
OIL & GAS (EXPLORATION & PRODUCTION)--1.8%
  Devon Energy Corp...............................................    24,920      1,308,300

OIL & GAS (REFINING & MARKETING)--1.4%
  Valero Energy Corp..............................................    28,270      1,039,771

RETAIL (DRUG STORES)--2.0%
  Rite Aid Corp. (b)..............................................   164,300      1,478,700

RETAIL (SPECIALTY)--2.0%
  Tiffany & Co....................................................    40,870      1,480,311

SAVINGS & LOAN COMPANIES--2.0%
  Charter One Financial, Inc......................................    46,940      1,497,386

SERVICES (COMMERCIAL & CONSUMER)--4.6%
  Cendant Corp. (b)...............................................    92,870      1,810,965
  Crown Castle International Corp. (b)............................    98,750      1,619,500
                                                                               ------------
                                                                                  3,430,465
                                                                               ------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.4%
  Nextel Partners, Inc. Class A (b)...............................    64,430        999,954

TEXTILES (APPAREL)--2.6%
  Jones Apparel Group, Inc. (b)...................................    43,950      1,898,640
                                                                               ------------
TOTAL COMMON STOCKS
  (Identified cost $65,262,451)..............................................    65,724,088
                                                                               ------------
FOREIGN COMMON STOCKS--4.8%
COMMUNICATIONS EQUIPMENT--1.0%
  NDS Group PLC ADR (United Kingdom) (b)..........................    21,960        744,444

INSURANCE (PROPERTY-CASUALTY)--3.8%
  ACE Ltd. (Bermuda)..............................................    71,460      2,793,372
                                                                               ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $4,063,333)...............................................     3,537,816
                                                                               ------------
TOTAL LONG-TERM INVESTMENTS--93.9%
  (Identified cost $69,325,784)..............................................    69,261,904
                                                                               ------------

                                                         STANDARD      PAR
                                                         & POOR'S     VALUE
                                                          RATING      (000)
                                                         ---------  ---------
SHORT-TERM OBLIGATIONS--12.4%
COMMERCIAL PAPER--12.4%
  General Electric Capital Corp. 4%, 7/2/01............  A-1+       $  2,000      1,999,778
  Honeywell International 4.15%, 7/2/01................  A-1           2,855      2,854,671
  McDonald's Corp. 4.13%, 7/3/01.......................  A-1+          3,000      2,999,312
  Preferred Receivable Funding Corp. 3.95%, 7/3/01.....  A-1             750        749,835
  Alcoa, Inc. 3.93%, 7/9/01............................  A-1             595        594,480
                                                                               ------------
                                                                                  9,198,076
                                                                               ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $9,198,076)...............................................     9,198,076
                                                                               ------------
TOTAL INVESTMENTS--106.3%
  (Identified cost $78,523,860)..............................................    78,459,980(a)
  Other assets and liabilities, net--(6.3%)..................................    (4,683,873)
                                                                               ------------
NET ASSETS--100.0%...........................................................  $ 73,776,107
                                                                               ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $7,166,451 and gross depreciation of $7,470,444 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $78,763,973.
(b)  Non-income producing.

                       See Notes to Financial Statements

                      PHOENIX-SENECA MID-CAP GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $78,523,860).........  $  78,459,980
Cash....................................          2,535
Receivables
  Investment securities sold............      1,489,722
  Fund shares sold......................        238,773
  Interest and dividends................         12,862
                                          -------------
    Total assets........................     80,203,872
                                          -------------
LIABILITIES
Payables
  Investment securities purchased.......      6,281,441
  Fund shares repurchased...............         21,437
  Investment advisory fee...............         47,732
  Financial agent fee...................          8,345
  Trustees' fee.........................          2,169
Accrued expenses........................         66,641
                                          -------------
    Total liabilities...................      6,427,765
                                          -------------
NET ASSETS..............................  $  73,776,107
                                          =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of
    beneficial interest.................  $  83,473,845
  Undistributed net investment loss.....       (158,390)
  Accumulated net realized loss.........     (9,475,468)
  Net unrealized depreciation...........        (63,880)
                                          -------------
NET ASSETS..............................  $  73,776,107
                                          =============
Shares of beneficial interest
  outstanding, $1 par value, unlimited
  authorization.........................      4,739,180
                                          =============
Net asset value and offering price per
  share.................................  $       15.57
                                          =============

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

INVESTMENT INCOME
  Interest..................................................  $     134,836
  Dividends.................................................         80,204
                                                              -------------
    Total investment income.................................        215,040
                                                              -------------
EXPENSES
  Investment advisory fee...................................        284,517
  Financial agent fee.......................................         45,635
  Printing..................................................         21,979
  Professional..............................................         14,629
  Custodian.................................................          7,714
  Trustees..................................................          4,223
  Miscellaneous.............................................          4,713
                                                              -------------
    Total expenses..........................................        383,410
    Less expense borne by investment adviser................         (9,937)
    Custodian fees paid indirectly..........................            (43)
                                                              -------------
    Net expenses............................................        373,430
                                                              -------------
NET INVESTMENT LOSS.........................................       (158,390)
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................     (6,929,324)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................     (3,091,526)
                                                              -------------
NET LOSS ON INVESTMENTS.....................................    (10,020,850)
                                                              -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $ (10,179,240)
                                                              =============

                       See Notes to Financial Statements

                      PHOENIX-SENECA MID-CAP GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED
                                                                 6/30/01        YEAR ENDED
                                                               (UNAUDITED)       12/31/00
                                                              --------------  --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $    (158,390)  $    (139,970)
  Net realized gain (loss)..................................     (6,929,324)      2,070,441
  Net change in unrealized appreciation (depreciation)......     (3,091,526)     (2,510,449)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................    (10,179,240)       (579,978)
                                                              -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains........................................             --      (3,474,188)
  In excess of net realized gains...........................             --      (2,406,174)
                                                              -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................             --      (5,880,362)
                                                              -------------   -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,511,415 and 3,376,632
    shares, respectively)...................................     25,040,464      69,152,651
  Net asset value of shares issued from reinvestment of
    distributions (0 and 312,867 shares, respectively)......             --       5,880,362
  Cost of shares repurchased (740,327 and 986,247 shares,
    respectively)...........................................    (12,100,425)    (19,414,242)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................     12,940,039      55,618,771
                                                              -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................      2,760,799      49,158,431
NET ASSETS
  Beginning of period.......................................     71,015,308      21,856,877
                                                              -------------   -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $158,390 AND $0, RESPECTIVELY).........  $  73,776,107   $  71,015,308
                                                              =============   =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                               SIX MONTHS              YEAR ENDED
                                                  ENDED               DECEMBER 31,            FROM INCEPTION
                                                 6/30/01        ------------------------        3/2/98 TO
                                               (UNAUDITED)        2000           1999            12/31/98
                                               -----------      ---------      ---------      --------------
Net asset value, beginning of period.........    $17.90          $17.28         $12.16            $10.00
INCOME FROM INVESTMENT OPERATIONS (5)
  Net investment income (loss)...............     (0.03)          (0.06)(4)         --(4)         0.01(4)
  Net realized and unrealized gain (loss)....     (2.30)           2.51           5.54              2.16
                                                 ------          ------         ------            ------
    TOTAL FROM INVESTMENT OPERATIONS.........     (2.33)           2.45           5.54              2.17
                                                 ------          ------         ------            ------
LESS DISTRIBUTIONS
  Dividends from net investment income.......        --              --             --             (0.01)
  Dividends from net realized gains..........        --           (1.08)         (0.42)               --
  In excess of net realized gains............        --           (0.75)            --                --
                                                 ------          ------         ------            ------
    TOTAL DISTRIBUTIONS......................      0.00           (1.83)         (0.42)            (0.01)
                                                 ------          ------         ------            ------
CHANGE IN NET ASSET VALUE....................     (2.33)           0.62           5.12              2.16
                                                 ------          ------         ------            ------
NET ASSET VALUE, END OF PERIOD...............    $15.57          $17.90         $17.28            $12.16
                                                 ======          ======         ======            ======
Total return.................................    (13.01)%(2)      13.75%         45.62%            21.75%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)........   $73,776         $71,015        $21,857            $7,897
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3).....................      1.05%(1)(6)     1.05%          1.05%             1.05%(1)
  Net investment income (loss)...............     (0.45)%(1)      (0.28)%        (0.33)%            0.15%(1)
Portfolio turnover rate......................        51%(2)          97%           169%              127%(2)

(1)  Annualized.
(2)  Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.08%, 1.19%, 2.04% and 2.82% for the periods ended June 30, 2001, December 31, 2000, 1999 and 1998, respectively.
(4)  Computed using average shares outstanding.
(5) Per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

                     PHOENIX-SENECA STRATEGIC THEME SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)


                                                                     SHARES        VALUE
                                                                    ---------  -------------
COMMON STOCKS--91.8%
BIOTECHNOLOGY--4.9%
  IDEC Pharmaceuticals Corp. (b)..................................   126,100   $  8,535,709
BROADCASTING (TELEVISION, RADIO & CABLE)--8.0%
  Clear Channel Communications, Inc. (b)..........................    96,360      6,041,772
  EchoStar Communications Corp. (b)...............................   244,850      7,938,037
                                                                               ------------
                                                                                 13,979,809
                                                                               ------------
COMPUTERS (HARDWARE)--0.5%
  Emulex Corp. (b)................................................    20,210        816,484

COMPUTERS (PERIPHERALS)--2.4%
  EMC Corp. (b)...................................................   145,870      4,237,523

COMPUTERS (SOFTWARE & SERVICES)--14.8%
  BEA Systems, Inc. (b)...........................................   160,940      4,942,467
  Microsoft Corp. (b).............................................   113,800      8,307,400
  Siebel Systems, Inc. (b)........................................   102,000      4,783,800
  VERITAS Software Corp. (b)......................................   118,100      7,857,193
                                                                               ------------
                                                                                 25,890,860
                                                                               ------------
ELECTRONICS (SEMICONDUCTORS)--6.5%
  Intel Corp......................................................   198,370      5,802,322
  Micron Technology, Inc. (b).....................................   137,890      5,667,279
                                                                               ------------
                                                                                 11,469,601
                                                                               ------------
EQUIPMENT (SEMICONDUCTORS)--4.0%
  Applied Materials, Inc. (b).....................................   142,700      7,006,570

FINANCIAL (DIVERSIFIED)--4.3%
  Citigroup, Inc..................................................   143,706      7,593,425

HEALTH CARE (DIVERSIFIED)--3.7%
  Johnson & Johnson...............................................   129,800      6,490,000

HEALTH CARE (HOSPITAL MANAGEMENT)--5.1%
  HCA, Inc........................................................   196,400      8,875,316
HEALTH CARE (SPECIALIZED SERVICES)--3.5%
  Laboratory Corporation of America Holdings (b)..................    80,220      6,168,918
INSURANCE (MULTI-LINE)--3.7%
  American International Group, Inc...............................    75,900      6,527,400
MANUFACTURING (DIVERSIFIED)--4.1%
  Tyco International Ltd..........................................   130,300      7,101,350

OIL & GAS (DRILLING & EQUIPMENT)--13.5%
  Diamond Offshore Drilling, Inc..................................   181,190      5,988,330

                                                                     SHARES        VALUE
                                                                    ---------  -------------
OIL & GAS (DRILLING & EQUIPMENT)--CONTINUED
  Nabors Industries, Inc. (b).....................................   149,800   $  5,572,560
  Santa Fe International Corp.....................................   210,610      6,107,690
  Weatherford International, Inc. (b).............................   126,430      6,068,640
                                                                               ------------
                                                                                 23,737,220
                                                                               ------------
RETAIL (BUILDING SUPPLIES)--4.2%
  Home Depot, Inc. (The)..........................................   158,250      7,366,538

RETAIL (DRUG STORES)--2.3%
  CVS Corp........................................................   104,200      4,022,120

RETAIL (SPECIALTY)--0.3%
  Tiffany & Co....................................................    16,000        579,520

SERVICES (COMMERCIAL & CONSUMER)--6.0%
  Cendant Corp. (b)...............................................   259,600      5,062,200
  Crown Castle International Corp. (b)............................   336,400      5,516,960
                                                                               ------------
                                                                                 10,579,160
                                                                               ------------
TOTAL COMMON STOCKS
  (Identified cost $167,921,878).............................................   160,977,523
                                                                               ------------
TOTAL LONG-TERM INVESTMENTS--91.8%
  (Identified cost $167,921,878).............................................   160,977,523
                                                                               ------------

                                                         STANDARD      PAR
                                                         & POOR'S     VALUE
                                                          RATING      (000)
                                                         ---------  ---------
SHORT-TERM OBLIGATIONS--7.7%
COMMERCIAL PAPER--7.7%
  Emerson Electric Co. 3.85%, 7/5/01...................  A-1+         $2,310      2,309,012
  Koch Industries, Inc. 4%, 7/5/01.....................  A-1+          3,850      3,848,289
  Gannett Co. 3.85%, 7/9/01............................  A-1           3,805      3,801,745
  SBC Communications, Inc. 3.70%, 7/26/01..............  A-1+          2,000      1,994,861
  Household Finance Corp. 3.62%, 8/16/01...............  A-1           1,500      1,493,062
                                                                               ------------
                                                                                 13,446,969
                                                                               ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $13,446,968)..............................................    13,446,969
                                                                               ------------
TOTAL INVESTMENTS--99.5%
  (Identified cost $181,368,846).............................................   174,424,492(a)
  Other assets and liabilities, net--0.5%....................................       913,927
                                                                               ------------
NET ASSETS--100.0%...........................................................  $175,338,419
                                                                               ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $15,383,169 and gross depreciation of $22,327,523 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $181,368,846.
(b)  Non-income producing.

                       See Notes to Financial Statements

                     PHOENIX-SENECA STRATEGIC THEME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $181,368,846).............................................  $ 174,424,492
Cash........................................................          4,691
Receivables
  Investment securities sold................................      9,788,170
  Fund shares sold..........................................         60,771
  Dividends and interest....................................         32,481
                                                              -------------
    Total assets............................................    184,310,605
                                                              -------------
LIABILITIES
Payables
  Investment securities purchased...........................      8,662,272
  Fund shares repurchased...................................         36,540
  Investment advisory fee...................................        111,511
  Financial agent fee.......................................         15,973
  Trustees' fee.............................................            566
Accrued expenses............................................        145,324
                                                              -------------
    Total liabilities.......................................      8,972,186
                                                              -------------
NET ASSETS..................................................  $ 175,338,419
                                                              =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........    213,986,062
  Undistributed net investment loss.........................       (235,344)
  Accumulated net realized loss.............................    (31,467,945)
  Net unrealized depreciation...............................     (6,944,354)
                                                              -------------
NET ASSETS..................................................  $ 175,338,419
                                                              =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................     13,345,065
                                                              =============
Net asset value and offering price per share................  $       13.14
                                                              =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $     340,463
  Interest..................................................        306,290
                                                              -------------
    Total investment income.................................        646,753
                                                              -------------
EXPENSES
  Investment advisory fee...................................        692,103
  Financial agent fee.......................................         91,820
  Printing..................................................         51,011
  Custodian.................................................         22,304
  Professional..............................................         16,581
  Trustees..................................................          4,223
  Miscellaneous.............................................          4,904
                                                              -------------
    Total expenses..........................................        882,946
    Custodian fees paid indirectly..........................           (849)
                                                              -------------
    Net expenses............................................        882,097
                                                              -------------
NET INVESTMENT LOSS.........................................       (235,344)
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................    (25,929,156)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................       (737,008)
                                                              -------------
NET LOSS ON INVESTMENTS.....................................    (26,666,164)
                                                              -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $ (26,901,508)
                                                              =============

                       See Notes to Financial Statements

                     PHOENIX-SENECA STRATEGIC THEME SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED
                                                                 6/30/01        YEAR ENDED
                                                               (UNAUDITED)       12/31/00
                                                              --------------  --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $    (235,344)  $    (732,184)
  Net realized gain (loss)..................................    (25,929,156)     31,678,375
  Net change in unrealized appreciation (depreciation)......       (737,008)    (63,982,937)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................    (26,901,508)    (33,036,746)
                                                              -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains........................................     (4,619,066)    (27,349,242)
  In excess of net realized gains...........................             --        (187,539)
                                                              -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................     (4,619,066)    (27,536,781)
                                                              -------------   -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,659,869 and 4,520,187
    shares, respectively)...................................     23,908,108     101,129,131
  Net asset value of shares issued from reinvestment of
    distributions (352,755 and 1,741,656 shares,
    respectively)...........................................      4,619,066      27,536,781
  Cost of shares repurchased (1,784,757 and 1,922,135
    shares, respectively)...................................    (25,185,341)    (41,925,955)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................      3,341,833      86,739,957
                                                              -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................    (28,178,741)     26,166,430
NET ASSETS
  Beginning of period.......................................    203,517,160     177,350,730
                                                              -------------   -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $($235,344) AND $0, RESPECTIVELY)......  $ 175,338,419   $ 203,517,160
                                                              =============   =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                          SIX MONTHS
                                            ENDED                       YEAR ENDED DECEMBER 31,                   FROM INCEPTION
                                           6/30/01        ----------------------------------------------------      1/29/96 TO
                                          UNAUDITED         2000           1999           1998          1997         12/31/96
                                          ----------      ---------      ---------      --------      --------    --------------
Net asset value, beginning of period....   $ 15.52        $  20.21       $  15.40       $ 11.32       $ 10.98        $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..........     (0.02)          (0.07)(4)         --          0.01          0.05           0.04
  Net realized and unrealized gain
    (loss)..............................     (2.00)          (2.20)          8.19          5.03          1.82           0.99
                                           -------        --------       --------       -------       -------        -------
    TOTAL FROM INVESTMENT OPERATIONS....     (2.02)          (2.27)          8.19          5.04          1.87           1.03
                                           -------        --------       --------       -------       -------        -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income..............................        --              --             --         (0.01)        (0.05)         (0.04)
  Dividends from net realized gains.....     (0.36)          (2.40)         (2.36)        (0.95)        (1.16)            --
  In excess of net realized gains.......        --           (0.02)         (0.55)           --         (0.31)            --
  Tax return of capital.................        --              --          (0.47)           --         (0.01)         (0.01)
                                           -------        --------       --------       -------       -------        -------
    TOTAL DISTRIBUTIONS.................     (0.36)          (2.42)         (3.38)        (0.96)        (1.53)         (0.05)
                                           -------        --------       --------       -------       -------        -------
CHANGE IN NET ASSET VALUE...............     (2.38)          (4.69)          4.81          4.08          0.34           0.98
                                           -------        --------       --------       -------       -------        -------
NET ASSET VALUE, END OF PERIOD..........   $ 13.14        $  15.52       $  20.21       $ 15.40       $ 11.32        $ 10.98
                                           =======        ========       ========       =======       =======        =======
Total return............................    (13.02)%(2)     (11.46)%        54.98%        44.69%        17.16%         10.33%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)...  $175,338        $203,517       $177,351       $75,098       $47,620        $25,972
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3)................      0.96%(1)(5)     0.92%          0.97%         0.99%         1.00%          1.00%(1)
  Net investment income (loss)..........     (0.26)%(1)      (0.32)%        (0.18)%       (0.01)%        0.42%          0.64%(1)
Portfolio turnover rate.................        79%(2)         118%           150%          364%          642%           391%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.14%, and 1.28% for the periods ended December 31, 1997 and 1996, respectively.
(4) Computed using average shares outstanding.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

NOTE 1--ORGANIZATION

   The Phoenix Edge Series Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was established as part of the December 8, 1986 reorganization of the Phoenix Life Variable Accumulation Account (the "Account") from a management investment company to a unit investment trust under the Investment Company Act of 1940. The Fund is organized with Series which are available only to the subaccounts of the Phoenix Life Variable Accumulation Account, Phoenix Home Life Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, and Phoenix Life Separate Accounts B, C and D.

   The Fund is comprised of 25 Series each having a distinct investment objective. The Phoenix-Aberdeen International Series seeks a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Phoenix-Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Phoenix-Deutsche Dow 30 Series seeks to track the total return of the Dow Jones Industrial Average-SM- before fund expenses. The Phoenix-Deutsche Nasdaq-100 Index-Registered Trademark- Series seeks to track the total return of the Nasdaq-100 Index-Registered Trademark- before fund expenses. The Phoenix-Duff & Phelps Real Estate Securities Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Phoenix-Engemann Capital Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long term growth of capital. The Phoenix-Engemann Small & Mid-Cap Growth Series seeks long-term growth of capital by normally investing at least 65% of assets in equities of companies with market capitalizations of less than $1.5 billion. The Phoenix-Federated U.S. Government Bond Series pursues total return by investing primarily in debt obligations of the U.S. government, its agencies and instrumentalities. The Phoenix-Goodwin Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Phoenix-Hollister Value Equity Series seeks to achieve long-term capital appreciation, with income as a secondary consideration, by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value. The Phoenix-J.P. Morgan Research Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Phoenix-Janus Equity Income Series seeks current income and long-term growth of capital. The Phoenix-Janus Flexible Income Series seeks to obtain maximum total return, consistent with preservation of capital. The Phoenix-Janus Growth
   Series seeks long-term growth of capital in a manner consistent with the preservation of capital. The Phoenix-Morgan Stanley Focus Equity
   Series seeks capital appreciation by investing primarily in equity securities. The Phoenix-Oakhurst Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Phoenix-Oakhurst Growth and Income Series seeks dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Oakhurst Strategic Allocation Series seeks a high total return over an extended period of time, consistent with prudent investment risk, by investing in stocks, bonds and money market instruments. The Phoenix-Sanford Bernstein Global Value Series seeks long-term capital growth through investment in equity securities of foreign and U.S. companies. The Phoenix-Sanford Bernstein Mid-Cap Value Series seeks long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having strong financial position and a low stock market valuation at the time of purchase. The Phoenix-Sanford Bernstein Small-Cap Value Series seeks long-term capital appreciation by investing primarily in small-capitalization stocks that the adviser believes to be undervalued. The Phoenix-Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Phoenix-Seneca Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION

   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

   Certain securities held by the following Series were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At

                          THE PHOENIX EDGE SERIES FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2001
                                  (UNAUDITED)

   June 30, 2001, the total value of securities for which prices were provided by principal market makers represented (approximately) the following percentages of net assets:

SERIES                                                        PERCENTAGE OF NET ASSETS
------                                                        ------------------------
      Phoenix-Goodwin Multi-Sector Fixed Income Series......               7%
      Phoenix-Oakhurst Balanced Series......................               1

   The Phoenix-Goodwin Money Market Series uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the Series' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. The Series attempts to maintain a constant net asset value of $10 per share.

B. SECURITY TRANSACTIONS AND RELATED INCOME

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. The Fund does amortize premiums and discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

   Effective January 1, 2001, the Fund adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies, and began to amortize premium and discount on all fixed income securities, and classify gains and losses on mortgage- and asset-backed securities presently included in realized gains and losses, as part of interest income. Adopting these accounting principles does not affect the Fund's net asset value, but changes the classification of certain amounts between interest income and unrealized gain/loss in the Statement of Operations. The adoption of these principles was not material to the financial statements.

C. INCOME TAXES

   Each of the Series is treated as a separate taxable entity. It is the policy of each Series to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. To the extent that any Series does not distribute substantially all of its taxable earnings, it will be subject to a 4% non-deductible excise tax.

D. DISTRIBUTIONS TO SHAREHOLDERS

   Distributions are recorded by each Series on the ex-dividend date and all distributions are reinvested into the Fund. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, gain/loss on futures contract, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS

   Each Series may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Series records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At June 30, 2001, the Fund had no forward currency contracts.

G. FUTURES CONTRACTS

   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. A Series may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Series is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margins" and are recorded by the Series as unrealized gains or losses. When the contract is

                          THE PHOENIX EDGE SERIES FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2001
                                  (UNAUDITED)

   closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Series is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

H. OPTIONS

   Phoenix-Aberdeen International Series, Phoenix-Aberdeen New Asia Series, Phoenix-Engemann Capital Growth Series, Phoenix-Engemann Small & Mid-Cap Growth Series, Phoenix-Federated U.S. Government Bond Series, Phoenix-Goodwin Money Market Series, Phoenix-Goodwin Multi-Sector Fixed Income Series, Phoenix-Hollister Value Equity Series, Phoenix-J.P. Morgan Research Enhanced Index Series, Phoenix-Janus Equity Income Series, Phoenix-Janus Flexible Income Series, Phoenix-Janus Growth Series, Phoenix-Morgan Stanley Focus Equity Series, Phoenix-Oakhurst Balanced Series, Phoenix-Oakhurst Growth and Income Series, Phoenix-Oakhurst Strategic Allocation Series, Phoenix-Sanford Bernstein Global Value Series, Phoenix-Seneca Mid-Cap Growth Series and Phoenix-Seneca Strategic Theme Series may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   Each Series will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   Each Series may purchase options which are included in the Series' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At June 30, 2001, the Fund had no options outstanding.

I. EXPENSES

   Expenses incurred by the Fund with respect to any two or more Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method can be more fairly made.

J. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

   Each Series may engage in when-issued or delayed delivery transactions. The Series record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

K. REPURCHASE AGREEMENTS

   A repurchase agreement is a transaction where a Series acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Series, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Series in the event of default by the seller. If the seller defaults and the value of the collateral declines or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

L. SWAP AGREEMENTS

   The Fund may invest in swap agreements for the purpose of hedging against changes in interest rates or foreign currencies. Swap agreements involve the exchange by the Series with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

NOTE 3--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

   The Advisers to the Fund are Phoenix Investment Counsel, Inc. ("PIC"), Phoenix Variable Advisers, Inc. ("PVA"), Phoenix-Aberdeen International Advisers, LLC ("PAIA"), and Duff & Phelps Investment Management Co. ("DPIM"). As a compensation for

                          THE PHOENIX EDGE SERIES FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2001
                                  (UNAUDITED)

   their services to the Fund, the Advisers are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Series listed below:

                                                                         RATE FOR FIRST  RATE FOR NEXT    RATE FOR OVER
      SERIES                                                 ADVISER      $250 MILLION   $250 MILLION     $500 MILLION
      ------                                              -------------  --------------  -------------  -----------------
      Phoenix-Aberdeen International....................        PIC          0.75%           0.70%            0.65%
      Phoenix-Aberdeen New Asia.........................       PAIA          1.00            1.00             1.00
      Phoenix-Deutsche Dow 30...........................        PVA          0.35            0.35             0.35
      Phoenix-Deutsche Nasdaq-100
        Index-Registered Trademark-.....................        PVA          0.35            0.35             0.35
      Phoenix-Engemann Capital Growth...................        PIC          0.70            0.65             0.60
      Phoenix-Engemann Nifty Fifty......................        PIC          0.90            0.85             0.80
      Phoenix-Engemann Small & Mid-Cap Growth...........        PIC          0.90            0.90             0.90
      Phoenix-Federated U.S. Government Bond............        PVA          0.60            0.60             0.60
      Phoenix-Goodwin Money Market......................        PIC          0.40            0.35             0.30
      Phoenix-Goodwin Multi-Sector Fixed Income.........        PIC          0.50            0.45             0.40
      Phoenix-Hollister Value Equity....................        PIC          0.70            0.65             0.60
      Phoenix-J.P. Morgan Research Enhanced Index.......        PVA          0.45            0.45             0.45
      Phoenix-Janus Equity Income.......................        PVA          0.85            0.85             0.85
      Phoenix-Janus Flexible Income.....................        PVA          0.80            0.80             0.80
      Phoenix-Janus Growth..............................        PVA          0.85            0.85             0.85
      Phoenix-Morgan Stanley Focus Equity...............        PVA          0.85            0.85             0.85
      Phoenix-Oakhurst Balanced.........................        PIC          0.55            0.50             0.45
      Phoenix-Oakhurst Growth and Income................        PIC          0.70            0.65             0.60
      Phoenix-Oakhurst Strategic Allocation.............        PIC          0.60            0.55             0.50
      Phoenix-Sanford Bernstein Global Value............        PVA          0.90            0.90             0.90
      Phoenix-Sanford Bernstein Mid-Cap Value...........        PVA          1.05            1.05             1.05
      Phoenix-Sanford Bernstein Small Cap Value.........        PVA          1.05            1.05             1.05
      Phoenix-Seneca Mid-Cap Growth.....................        PIC          0.80            0.80             0.80
      Phoenix-Seneca Strategic Theme....................        PIC          0.75            0.70             0.65
                                                                         RATE FOR FIRST  RATE FOR NEXT    RATE FOR OVER
                                                                           $1 BILLION     $1 BILLION       $2 BILLION
                                                                         --------------  -------------  -----------------
      Phoenix-Duff & Phelps Real Estate Securities......       DPIM          0.75            0.70             0.65

   Pursuant to a subadvisory agreement with the Fund, certain advisers delegate certain investment decisions and research functions with respect to the following Series to the subadvisor indicated, for which services each is paid a fee by the respective adviser.

      SERIES                                                         SUBADVISER
      ------                                                         ----------
      Phoenix-Aberdeen International                                 Aberdeen Fund Managers, Inc. ("Aberdeen")
      Phoenix-Deutsche Dow 30                                        Deutsche Asset-Management ("DAMI")
      Phoenix-Deutsche Nasdaq-100 Index-Registered Trademark-        Deutsche Asset-Management ("DAMI")
      Phoenix-Engemann Capital Growth                                Roger Engemann & Associates ("Engemann")
      Phoenix-Engemann Nifty Fifty                                   Roger Engemann & Associates ("Engemann")
      Phoenix-Engemann Small & Mid-Cap Growth                        Roger Engemann & Associates ("Engemann")
      Phoenix-Federated U.S. Government Bond                         Federated Investment Management Company ("Federated")
      Phoenix-J.P. Morgan Research Enhanced Index                    J.P. Morgan Investment Management, Inc. ("J.P. Morgan")
      Phoenix-Janus Equity Income                                    Janus Capital Corporation ("Janus")
      Phoenix-Janus Flexible Income                                  Janus Capital Corporation ("Janus")
      Phoenix-Janus Growth                                           Janus Capital Corporation ("Janus")
      Phoenix-Morgan Stanley Focus Equity                            Morgan Stanley Asset Management ("MSAM")
      Phoenix-Sanford Bernstein Global Value                         Alliance Capital Management L.P. ("Alliance")
      Phoenix-Sanford Bernstein Mid-Cap Value                        Alliance Capital Management L.P. ("Alliance")
      Phoenix-Seneca Mid-Cap Growth                                  Seneca Capital Management, LLC ("Seneca")
      Phoenix-Sanford Bernstein Small Cap Value                      Alliance Capital Management L.P. ("Alliance")
      Phoenix-Seneca Strategic Theme                                 Seneca Capital Management, LLC ("Seneca")

   Aberdeen Fund Managers, Inc. ("Aberdeen") is subadvisor to the Phoenix-Aberdeen International Series. For its services, Aberdeen is paid a fee by the Advisers equal to 0.375% of the average daily net assets of the Phoenix-Aberdeen International Series up to $250 million, 0.35% of such value between $250 million to $500 million and 0.325% of such value in excess of $500 million. Aberdeen is a wholly-owned subsidiary of Aberdeen Asset Management PLC, of which Phoenix Life Insurance Company ("Phoenix") owns approximately 20%.

   Pursuant to a subadvisory agreement with each relevant investment subadvisor, PIC delegates certain investment decisions and research functions with respect to the Phoenix-Engemann Capital Growth, Phoenix-Engemann Small & Mid-Cap Growth and Phoenix-Engemann Nifty Fifty Series to Engemann, with respect to Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series to Seneca for which they are paid a fee by PIC. Pursuant to the subadvisory agreement between the Fund, PIC and Engemann, Engemann is paid a monthly fee at the annual rate of 0.45% of the average aggregate daily net asset values of the Phoenix-Engemann Nifty Fifty Series up to $250 million, 0.40% of such value between $250 million and $500 million and 0.35% of such value in excess of $500 million. Pursuant to the subadvisory agreement between PIC and Engemann, Engemann is paid a

                          THE PHOENIX EDGE SERIES FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2001
                                  (UNAUDITED)

   monthly fee at the annual rate of 0.45% of the average aggregate daily net asset values of the Phoenix-Engemann Small & Mid-Cap Growth Series. Pursuant to a subadvisory agreement between PIC and Engemann, Engemann is paid a monthly fee at the annual rate of 0.10% of the average daily net assets of the Phoenix-Engemann Capital Growth Series up to $3 billion and 0.30% of such value in excess of $3 billion. Pursuant to the subadvisory agreement between the Fund, PIC and Seneca, Seneca is paid a monthly fee at the annual rate of 0.40% of the average aggregate daily net asset values of the Phoenix-Seneca Mid-Cap Growth Series. Pursuant to a subadvisory agreement between PIC and Seneca, Seneca is paid a monthly fee at the annual rate of 0.10% of the average daily net assets of the Phoenix-Seneca Strategic Theme Series up to $201 million, 0.375% of such value between $201 million and $1 billion, 0.35% of such value between $1 billion and $2 billion, and 0.325% of such value in excess of $2 billion.

   Pursuant to a subadvisory agreement with each relevant investment subadvisor, PVA delegates certain investment decisions and research functions with respect to the Phoenix-J.P. Morgan Research Enhanced Index Series to J.P. Morgan, with respect to the Phoenix-Deutsche Dow 30 and Phoenix-Deutsche Nasdaq-100 Index-Registered Trademark- Series to DAMI, with respect to Phoenix-Sanford Bernstein Global Value Series, Phoenix-Sanford Bernstein Small-Cap Value and Phoenix-Sanford Bernstein Mid-Cap Value to Alliance, with respect to Phoenix-Federated U.S. Government Bond Series to Federated Investment, with respect to the Phoenix-Janus Equity Income, Phoenix-Janus Flexible Income and Phoenix-Janus Growth Series to Janus, and with respect to Phoenix-Morgan Stanley Focus Equity Series to MSAM, for which each is paid a fee by PVA. In accordance with the subadvisory agreement between the Fund, PVA and J.P. Morgan, J.P. Morgan is paid a monthly fee at the annual rate of 0.25% of the average aggregate daily net asset values of the Phoenix-J.P. Morgan Research Enhanced Index Series up to $100 million and 0.20% of such value in excess of $100 million. Pursuant to the subadvisory agreement between PVA and DAMI, DAMI is paid a monthly fee at the annual rate of 0.10% of the average aggregate daily net assets of the Phoenix-Deutsche Dow 30 Series, and 0.10% of the average daily assets of the Phoenix-Deutsche Nasdaq-100 Index-Registered Trademark- Series, in each case subject to a $100,000 annual minimum. In accordance with the subadvisory agreements between PVA and Alliance, Alliance is paid a monthly fee at the annual rate of 0.65% of the average aggregate daily assets of the Phoenix-Sanford Bernstein Global Value Series up to $25 million, 0.50% on the next $25 million, 0.45% on the next $25 million, 0.40% on the next $100 million, and 0.30% over $175 million; 1.00% of the average aggregate daily assets of the Phoenix-Sanford Bernstein Small-Cap Value Series up to $10 million, 0.875% on the next $10 million, and 0.750% over $20 million; and 0.80% of the average aggregate daily net assets of the Phoenix-Sanford Bernstein Mid-Cap Value Series up to $25 million and 0.60% of the average aggregate daily net assets thereafter. In accordance with the subadvisory agreement between the PVA and Federated Investment, Federated is paid a monthly fee at the annual rate of 0.30% of the average aggregate daily assets of the Phoenix-Federated U.S. Government Bond Series up to $25 million, 0.25% on the next $25 million and 0.20% on the next $50 million. The fee is negotiable on amounts over $100 million. Pursuant to the subadvisory agreement between PVA and Janus, Janus is paid a monthly fee at the annual rate of 0.55% of the average aggregate daily assets of each of (calculated separately, not in the aggregate) the Phoenix-Janus Equity Income Series, the Phoenix-Janus Flexible Income Series and the Phoenix-Janus Growth Series up to $100 million, 0.50% of such values between $100 million and $500 million, and 0.45% of such values in excess of $500 million. In accordance with the subadvisory agreement between PVA and MSAM, MSAM is paid a monthly fee at the annual rate of 0.55% of the average aggregate daily assets of the Phoenix-Morgan Stanley Focus Equity Series up to $150 million, 0.45% of such value between $150 million and $300 million, and 0.40% of such value in excess of $300 million.

   The subadvisory agreements relating to the Phoenix-Sanford Bernstein Global Value Series, Phoenix-Sanford Bernstein Small-Cap Value, Phoenix-J.P. Morgan Research Enhanced Index, Phoenix-Engemann Nifty Fifty, Phoenix-Engemann Small & Mid-Cap Growth, Phoenix-Engemann Capital Growth, Phoenix-Seneca Mid-Cap Growth, Phoenix-Seneca Strategic Theme, Phoenix-Sanford Bernstein Mid-Cap Value, Phoenix-Deutsche Dow 30, Phoenix-Deutsche Nasdaq-100 Index, Phoenix-Federated U.S. Government Bond, Phoenix-Janus Equity Income, Phoenix-Janus Flexible Income, Phoenix-Janus Growth and Phoenix-Morgan Stanley Focus Equity Series provide, among other things, that J.P. Morgan, Engemann, Seneca, Alliance, Deutsche, Federated Investment, Janus Capital and MSAM shall effectuate the purchase and sales of securities for the applicable series and provide related advisory services.

   For providing research and other domestic advisory services to the Phoenix-Aberdeen New Asia Series, PAIA pays to PIC a monthly subadvisory fee at an annual rate equivalent to 0.30% of the average aggregate daily net asset value of the series. For implementing certain portfolio transactions and providing research and other services to the series, PAIA also pays a monthly subadvisory fee to Aberdeen Fund Managers, Inc. equivalent to 0.40% of the average aggregate daily net asset value of the series. For implementing certain portfolio transactions, providing research and other services with regard to investments in particular geographic areas, for example, Aberdeen Fund Managers, Inc. shall engage the services of its affiliates, Aberdeen Fund Managers Ltd. and Aberdeen Asset Management Asia Limited for which such entities shall be paid a fee by Aberdeen Fund Managers, Inc.

   The investment adviser for the Phoenix-Duff & Phelps Real Estate Securities Series is Duff & Phelps Investment Management Co. ("DPIM"), a subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). As of January 15, 2001, PXP is a wholly-owned subsidiary of Phoenix. For its services, DPIM is entitled to a fee at an annual rate of 0.75% of the average daily net assets for the first $1 billion, 0.70% on the next $1 billion and 0.65% thereafter.

   Each Series (except the Phoenix-Aberdeen International, Phoenix-Aberdeen New Asia, Phoenix-Duff & Phelps Real Estate, Phoenix-Engemann Small and Mid-Cap, Phoenix-J.P. Morgan Research Enhanced Index, Phoenix-Seneca Mid-Cap Growth, and Phoenix-Seneca Strategic Theme Series) pays a portion or all of its other operating expenses (not including management fee, interest, taxes, brokerage fees and commissions), up to 0.15% of its average net assets. The Phoenix-Aberdeen International, Phoenix-

                          THE PHOENIX EDGE SERIES FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2001
                                  (UNAUDITED)

   Aberdeen New Asia, Phoenix-Duff & Phelps Real Estate, Phoenix-Engemann Small and Mid-Cap, Phoenix-J.P. Morgan Research Enhanced Index, Phoenix-Seneca Mid-Cap Growth, and Phoenix-Seneca Strategic Theme Series pay other operating expenses up to 0.40%, 0.25%, 0.25%, 0.25%, 0.10%, 0.25% and 0.25%
   respectively, of its average net assets. Expenses above these limits are paid by the Advisers (PIC, DPIM, PVA and PAIA), Phoenix and/or PHL Variable Insurance Company.

   As Financial Agent to the Fund and to each Series, Phoenix Equity Planning Corporation ("PEPCO"), an indirect majority-owned subsidiary of Phoenix, receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the six months ended June 30, 2001, financial agent fees were $1,454,471 of which PEPCO received $450,000. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

   For the six months ended June 30, 2001, the Fund paid PXP Securities Corp., a wholly owned subsidiary of Phoenix, brokerage commissions of $32,632 in connection with portfolio transactions effected by it.

   At June 30, 2001, Phoenix and affiliates held shares in The Phoenix Edge Series Fund which had the following aggregate value:

        Phoenix-Deutsche Dow 30 Series...................   $4,688,245
        Phoenix-Deutsche Nasdaq-100
          Index-Registered Trademark- Series.............    2,432,780
        Phoenix-Engemann Small & Mid-Cap Growth Series...    2,869,116
        Phoenix-Federated U.S. Government Bond Series....    5,745,750
        Phoenix-Janus Equity Income Series...............    1,847,942
        Phoenix-Janus Flexible Income Series.............    5,373,850
        Phoenix-Morgan Stanley Focus Equity Series.......    4,060,035
        Phoenix-Sanford Bernstein Global Value Series....    7,104,524
        Phoenix-Sanford Bernstein Mid-Cap Value Series...    2,002,016
        Phoenix-Sanford Bernstein Small-Cap Value
          Series.........................................    2,364,858

NOTE 4--PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities during the six months ended June 30, 2001, (excluding U.S. Government securities, short-term securities, options written and forward currency contracts) aggregated to the following:

                                                PURCHASES       SALES
                                               ------------  ------------
      Phoenix-Aberdeen International
        Series...............................  $103,646,019  $102,719,691
      Phoenix-Aberdeen New Asia Series.......     2,543,482     2,832,998
      Phoenix-Deutsche Dow 30 Series.........     7,775,077     3,280,005
      Phoenix-Deutsche Nasdaq-100
        Index-Registered Trademark- Series...     7,945,849     4,160,044
      Phoenix-Duff & Phelps Real Estate
        Securities Series....................     8,567,383     4,732,461
      Phoenix-Engemann Capital Growth
        Series...............................   367,928,860   395,525,839
      Phoenix-Engemann Nifty Fifty Series....    21,479,211    22,085,545
      Phoenix-Engemann Small & Mid-Cap Growth
        Series...............................     7,860,128     1,045,301
      Phoenix-Goodwin Multi-Sector Fixed
        Income Series........................   117,716,714   112,538,259
      Phoenix-Hollister Value Equity
        Series...............................   109,355,428    77,754,920
      Phoenix-J.P. Morgan Research Enhanced
        Index Series.........................    26,044,665    23,116,283
      Phoenix-Janus Equity Income Series.....    12,929,997     7,360,391
      Phoenix-Janus Flexible Income Series...    17,297,483    11,323,996
      Phoenix-Janus Growth Series............    30,301,630    13,651,276
      Phoenix-Morgan Stanley Focus Equity
        Series...............................     5,605,169     3,484,969
      Phoenix-Oakhurst Balanced Series.......    58,036,843    57,484,439
      Phoenix-Oakhurst Growth and Income
        Series...............................    26,103,673    13,629,391
      Phoenix-Oakhurst Strategic Allocation
        Series...............................    73,883,646    80,292,232
      Phoenix-Sanford Bernstein Global Value
        Series...............................     2,174,265     1,142,854
      Phoenix-Sanford Bernstein Mid-Cap Value
        Series...............................    13,806,734     2,644,220
      Phoenix-Sanford Bernstein Small-Cap
        Value Series.........................     6,562,355       486,547
      Phoenix-Seneca Mid-Cap Growth Series...    47,877,572    34,885,722
      Phoenix-Seneca Strategic Theme
        Series...............................   141,157,963   137,141,239

   There were no purchases or sales of such securities in the Phoenix-Federated U.S. Government Bond Series or the Phoenix-Goodwin Money Market Series.

                          THE PHOENIX EDGE SERIES FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2001
                                  (UNAUDITED)

   Purchases and sales of long-term U.S. Government securities during the six months ended June 30, 2001, aggregated the following:

                                              PURCHASES      SALES
                                             -----------  -----------
      Phoenix-Engemann Capital Growth
        Series.............................  $ 5,000,456  $ 5,000,000
      Phoenix-Federated U.S. Government
        Bond Series........................    8,508,496    4,981,233
      Phoenix-J.P. Morgan Research Enhanced
        Index Series.......................       25,490           --
      Phoenix-Janus Equity Income Series...      646,294      162,805
      Phoenix-Janus Flexible Income
        Series.............................   13,654,583   12,907,443
      Phoenix-Goodwin Multi-Sector Fixed
        Income Series......................   66,771,842   66,487,510
      Phoenix-Oakhurst Balanced Series.....   14,980,713   19,954,541
      Phoenix-Oakhurst Strategic Allocation
        Series.............................   34,937,379   36,066,992

   At June 30, 2001, the following Series have entered into futures contracts as follows:

                                                                            VALUE OF                    NET
                                                                 NUMBER    CONTRACTS     MARKET      UNREALIZED
                                                  EXPIRATION       OF         WHEN      VALUE OF    APPRECIATION
                                                     DATE       CONTRACTS    OPENED    CONTRACTS   (DEPRECIATION)
                                                 -------------  ---------  ----------  ----------  --------------
      Phoenix-Deutsche Dow 30 Series
        Dow Jones Industrial Average Index.....  September '01      3      $  320,450  $  317,010     $ (3,440)
      Phoenix-Deutsche Nasdaq-100
        Index-Registered Trademark- Series
        Nasdaq-100
          Index-Registered Trademark-..........  September '01      6         210,390     221,580       11,190
      Phoenix-J.P. Morgan Research Enhanced
        Index Series
        Standard and Poor's 500 Index..........  September '01      6       1,865,650   1,847,550      (18,100)

NOTE 5--CREDIT RISK
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   High yield-high risk securities typically entail greater price volatility and principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the subadviser to accurately predict risk.

NOTE 6--LOAN AGREEMENTS
   The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

NOTE 7--CAPITAL LOSS CARRYOVERS
   The following Series have capital loss carryovers which may be used to offset future capital gains.

                                                                EXPIRATION DATE
                                                        --------------------------------
                                                          2004       2005        2006         2007          2008         TOTAL
                                                        --------   --------   ----------   -----------   ----------   -----------
Phoenix-Aberdeen New Asia Series......................    $ --      $   --    $1,278,681   $        --   $       --   $ 1,278,681
Phoenix-Deutsche Nasdaq-100
  Index-Registered Trademark- Series..................      --          --            --            --       35,822        35,822
Phoenix-Engemann Small & Mid-Cap Growth Series........      --          --            --            --      302,334       302,334
Phoenix-Engemann Nifty Fifty Series...................      --          --        30,157       590,466    5,141,805     5,762,428
Phoenix-Duff & Phelps Real Estate Securities Series...      --          --       113,500     1,937,971      822,211     2,873,682
Phoenix-Goodwin Money Market Series...................      44       2,787            --            --           --         2,831
Phoenix-Goodwin Multi-Sector Fixed Income Series......      --          --       566,989    15,256,521    6,665,660    22,489,170
Phoenix-Janus Equity Income Series....................      --          --            --            --      394,888       394,888
Phoenix-Janus Growth Series...........................      --          --            --            --    1,736,897     1,736,897
Phoenix-Janus Flexible Income Series..................      --          --            --            --       73,339        73,339
Phoenix-Morgan Stanley Focus Equity Series............      --          --            --            --      179,842       179,842
Phoenix-Sanford Bernstein Mid-Cap Value Series........      --          --       285,733       715,167      104,996     1,105,896

This report is not authorized for distribution to prospective investors in The Phoenix Edge Series Fund unless preceded or accompanied by any effective Prospectus which includes information concerning the sales charges, Fund's record and other pertinent information.

THE PHOENIX EDGE SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

BOARD OF TRUSTEES

Frank M. Ellmer, CPA
John A. Fabian
Roger A. Gelfenbien
Eunice S. Groark
Frank E. Grzelecki
John R. Mallin
Timothy P. Shriver
Simon Y. Tan
Dona D. Young

EXECUTIVE OFFICERS

Simon Y. Tan, President
Michael E. Haylon, Executive Vice President
Michael Gilotti, Executive Vice President
Roger Engemann, Senior Vice President
Gail P. Seneca, Senior Vice President
James D. Wehr, Senior Vice President
Hugh Young, Senior Vice President
David L. Albrycht, Vice President
Malcom Axon, Vice President
Christian C. Bertelsen, Vice President
Doreen A. Bonner, Vice President, Compliance
  Officer & Assistant Secretary
Steven L. Colton, Vice President
Timothy Devlin, Vice President
Ron K. Jacks, Vice President
Christopher J. Kelleher, Vice President
Richard D. Little, Vice President
James E. Mair, Vice President
Chester S. Sokolosky, Vice President
Julie L. Sapia, Vice President
Michael Schatt, Vice President
John S. Tilson, Vice President
Richard J. Wirth, Vice President,
  Secretary & Counsel
Nancy G. Curtiss, Vice President & Treasurer

INVESTMENT ADVISERS

Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

Duff & Phelps Investment Management Co.
55 East Monroe Street, Suite 3600
Chicago, Illinois 60603

Phoenix-Aberdeen International Advisors, LLC
One American Row
Hartford, Connecticut 06102-5056

Phoenix Variable Advisors, Inc.
One American Row
Hartford, Connecticut 06102-5056

CUSTODIANS
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 13B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
1 Heritage Drive, P2N
North Quincy, Massachusetts 02171

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

PHOENIX LIFE INSURANCE COMPANY
P.O. Box 22012
Albany, NY 12201-2012




Phoenix Life Insurance Company
www.phoenixwm.com

[PHOENIX LOGO] WEALTH MANAGEMENT(SM)

GN0144S (C) Phoenix Life Insurance Company     [LOGO] Printed on recycled paper.
                                                                            8-01